DREYFUS BOND MARKET INDEX FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance of Dreyfus Bond Market Index Fund for its six-month reporting period ended April 30, 1997, as shown in the following table:

                                                                    Income Dividends                  Annualized
                                        Total Return*           (Approximate Per Share)           Distribution Rate***
                                        ______________          ________________________        ______________________
Investment Shares                           1.17%                        $.283                        5.94%
Class R Shares                              1.16%                        $.293                        6.14%
Lehman Brothers Government/
    Corporate Bond**                        1.30%

THE ECONOMY
    The U.S. economic juggernaut just kept rolling ahead over the reporting period. Inflation remained subdued. The unemployment rate fell to its lowest level in 24 years, and a surge in tax revenues meant good news for the Administration's budget reduction program. Overall, the economic news has been stellar.
    The economy grew at a robust 5.6% annual rate during the first quarter, the best quarter in nine years. Aided by falling energy prices and with no sign of shortages of raw materials, inflation remained in check. The Commerce Department's Implicit Price Deflator, a broad measure of inflation, rose for the same period at a 2.2% pace. On the consumer level, the Consumer Price Index (CPI) remained below 3%. Excluding volatile food and energy prices, the CPI is actually trending downward, so far this year running at an annual rate of 2.5%. Inflation has been further restrained by the strong dollar which has moderated the price of imports and eased potential strains on domestic production capacity.
    The strong economy has put increasing numbers of people to work. This tightening of the labor market has been a key factor in the implementation of monetary policy by the Federal Reserve Board's Open Market Committee (FOMC) . The unemployment rate has been less than 5.5% since June 1996, the lowest sustained rate since the late 1980s. The rate fell to 4.9% in April of this year, its lowest level in 24 years. So far, neither strong economic growth nor wage increases have resulted in any price pressure at the consumer level. Through the first quarter (the latest available data), total employment costs (including wages and benefits) rose at about the same rate as inflation.
    Renewed confidence, spurred by increasing job security and low inflation, has resulted in a surge in consumer spending. In the first quarter of the year, spending rose 6.4%, almost double the rate of the fourth quarter. The combined six-month performance was the largest increase in consumer spending over the past ten years. Retail sales have spurted in the early part of this year as well; first quarter results were sharply higher than the last quarter of 1996. Not surprisingly, industrial production has been building momentum over the reporting period. The latest report on capacity utilization indicated the highest level in two years. So far, while the potential exists for production bottlenecks, raw materials prices and worker wage demands have remained modest.
    Continued economic growth and the resulting rise in tax revenues have further slashed the Federal budget deficit. Recent estimates by economists suggest that the deficit is at its lowest level in twenty-three years. Such good news on the deficit could make it easier to obtain passage of the Administration's bipartisan plan to balance the budget by 2002.
    While we seem to be enjoying the best of all possible economic worlds, the potential for future inflation is what concerns the Fed. Such concern resulted in the March decision by the FOMC, the policy-making arm of the Federal Reserve Board, to raise the Federal Funds rate one-quarter of a percentage point to 5.50%. (The Federal Funds rate is the rate of interest banks charge each other for overnight loans.) The traditional assumption that strong economic growth and low unemployment will eventually result in rising inflation still drives the Fed's monetary policy initiatives. Although there was little reported evidence of incipient inflation, the Fed executed a preemptive move of moderate monetary restraint in March, perhaps to avoid being forced to act more harshly later. There is little reason to suspect that the Fed will soon change this policy.
THE MARKET AND THE PORTFOLIO
    Fixed-income investors were concerned during the reporting period about the pace of economic growth and the outlook for inflation, given the tightening in the labor market. As a result, long-term interest rates rose modestly. On April 30, 1997, the 30-year U.S. Treasury bond yielded 6.95%, an increase of 31 basis points from six months earlier.
    The Fund's investment objective is to replicate the total return of the Lehman Brothers Government/Corporate Bond Index. Unlike an index fund, we cannot buy all securities in the Index proportionately to their weight; they are too numerous. Instead, the Fund seeks to match the Index regarding duration, sector weightings and the pattern of reinvested cash flow. Because of this, the Fund's performance relative to its benchmark was little effected by the changes in the yield curve and the widening in sector spreads caused by the monetary policy change of the Fed in late March of this year.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,

                          [Laurie Carroll signature logo]

                              Laurie Carroll
                              Portfolio Manager
May 15, 1997
New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid.
** SOURCE: LEHMAN BROTHERS _ The Lehman Brothers Government/Corporate Bond Index is a widely accepted unmanaged index of government and corporate bond market performance composed of U.S. Government, Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt.
***Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period, adjusted for capital gain distributions.

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS                                                                       APRIL 30, 1997 (UNAUDITED)
                                                                                           Principal
Bonds and Notes_96.9%                                                                        Amount               Value
                                                                                         _____________        _____________
     Aerospace and Aviation_.5%..... Boeing, Deb.:
                                       8.10%, 2006..........................                     $   25,000       $  26,742
                                       8 5/8%, 2031.........................                         10,000          11,254
                                     Lockheed,
                                       Notes, 6 3/4%, 2003..................                         25,000          24,603
                                     Lockheed Martin,
                                       Unsecured Deb.(Gtd. by Lockheed Martin
                                       Tactical Systems), 7.65%, 2016.......                         40,000          39,742
                                     Raytheon,
                                       Notes, 6 1/2%, 2005..................                         25,000          23,763
                                     Rockwell International:
                                       Deb., 8 7/8%, 1999...................                         15,000          15,741
                                       Notes, 6 3/4%, 2002..................                         30,000          29,740
                                                                                                                 ___________
                                                                                                                    171,585
                                                                                                                 ___________
     Automotive_.5%..................Chrysler,
                                       Deb., 7.45%, 2027....................                         50,000          48,518
                                     Ford Motor,
                                       Deb., 8 7/8%, 2022...................                         20,000          22,262
                                     General Motors:
                                       Deb:
                                          9 1/8%, 2001                                               15,000           16,185
                                       .. 8 7/8%, 2003                                               25,000           27,158
                                       ...7.40%, 2025                                                10,000            9,563
                                       Notes, 7%, 2003......................                         40,000           39,854
                                                                                                                 ___________
                                                                                                                     163,540
                                                                                                                 ___________
     Banking_3.5%..................  BNY Capital I,
                                       Gtd. Capital Securities, Ser. B, 7.97%, 2026                 100,000           98,200
                                     Banc One,
                                       Sub. Notes, 9 7/8%, 2009.............                          5,000            5,940
                                     BankAmerica, Sub. Notes:
                                       7 3/4%, 2002.........................                         25,000          25,736
                                       6 3/4%, 2005.........................                         15,000          14,514
                                       6.20%, 2006..........................                         15,000          13,920
                                     BankAmerica Capital II,
                                       Gtd. Capital Securities, Ser. 2, 8%, 2026                     55,000          54,317
                                     Bankers Trust New York,
                                       Sub. Notes, 7 1/2%, 2015.............                         75,000          73,217
                                     Capital One Bank,
                                       Sr. Notes, 6.83%, 1999...............                        150,000         150,129
                                     Chase Manhattan:
                                       Sub. Deb.:
                                       ....7 1/8%, 2005                                              35,000          34,750
                                       ... 6 1/2%, 2009                                              10,000           9,302
                                       Sub. Notes, 7 3/4%, 1999.............                         40,000          41,041
                                     Chemical,
                                       Sub. Notes, 6 1/8%, 2008.............                         15,000          13,569

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                  APRIL 30, 1997 (UNAUDITED)
                                                                                                Principal
Bonds and Notes (continued)                                                                        Amount           Value
                                                                                                 __________      ___________
     Banking (continued).............Citicorp,
                                       Sub. Notes, 7 1/8%, 2003.............                      $  20,000       $  20,034
                                     FBS Capital I,
                                       Gtd. Capital Securities, 8.09%, 2026.                        100,000          99,884
                                     First Bank System,
                                       Sub. Notes, 7 5/8%, 2005.............                         55,000          56,170
                                     First Chicago,
                                       Sub. Notes, 9 7/8%, 2000.............                         20,000          21,752
                                     First Union, Sub. Notes:
                                       8%, 2002.............................                         15,000          15,616
                                       7%, 2006.............................                         75,000          73,306
                                     Fleet Financial Group,
                                       Sr. Notes, 7 1/8%, 2000..............                         40,000          40,454
                                     Morgan (J.P.),
                                       Sub. Notes, 6 1/4%, 2009.............                         20,000          18,301
                                     NCNB,
                                       Deb., 9 3/8%, 2009...................                         20,000          23,067
                                     NationsBank:
                                       Sr. Notes, 6 5/8%, 1998..............                         25,000          25,075
                                       Sub Notes:
                                       .... 6 7/8%, 2005                                             10,000           9,765
                                       .....7 5/8%, 2005                                             30,000           30,692
                                     Norwest Corp.,
                                       Sub. Deb., 6.65%, 2023...............                         15,000          13,150
                                     Republic New York Corp., Sub. Notes:
                                       7 1/4%, 2002.........................                         100,000         101,048
                                       5 7/8%, 2008.........................                         25,000          22,265
                                     Wachovia,
                                       Sub. Notes, 6 3/8%, 2003.............                         15,000          14,542
                                     Wells Fargo Capital,
                                       Gtd. Capital Securities, 7.96%, 2026.                         30,000          29,102
                                                                                                                 ___________
                                                                                                                   1,148,858
                                                                                                                 ___________
     Chemicals_.3%.......            Air Products & Chemical,
                                       Deb., 8 3/4%, 2021...................                          5,000           5,585
                                     duPont, Deb,
                                       6%, 2001.............................                         15,000          14,495
                                     duPont (E.I.) de Nemours,
                                       Notes, 6 3/4%, 2002..................                         40,000          39,680
                                     Eastman Chemical,
                                       Notes, 6 3/8%, 2004..................                         30,000          28,747
                                     Monsanto,
                                       Deb., 8.20%, 2025....................                         20,000          20,060
                                     Morton International,
                                       Deb., 9 1/4%, 2020...................                          5,000           5,899
                                                                                                                 ___________
                                                                                                                     114,466
                                                                                                                 ___________

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                            APRIL 30, 1997 (UNAUDITED)
                                                                                                 Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               _____________     ___________
     Consumer_1.1%...................Clorox,
                                       Deb., 8.80%, 2001....................                     $   10,000        $  10,685
                                     IBM:
                                       Deb., 7%, 2025.......................                         20,000          18,350
                                       Notes, 6 3/8%, 2000..................                        150,000         148,571
                                     Kimberly-Clark,
                                       Deb., 6 7/8%, 2014...................                          5,000           4,636
                                     Maytag,
                                       Deb., 9 3/4%, 2002...................                          5,000           5,545
                                     Nike,
                                       Notes, 6 3/8%, 2003..................                        100,000          97,255
                                     Procter & Gamble, Deb.:
                                       8.70%, 2001..........................                         30,000          32,051
                                       6.45%, 2026..........................                         15,000          13,165
                                     The Employee Stock
                                       Ownership Trust of the Procter & Gamble
                                       Profit Sharing Trust and Employee Stock
                                       Ownership Plan, Deb.
                                       (Gtd. by Procter & Gamble),
                                       9.36%, 2021..........................                         10,000          11,826
                                     Whirlpool,
                                       Deb., 9%, 2003.......................                         10,000          10,868
                                                                                                                 ___________
                                                                                                                     352,952
                                                                                                                 ___________
     Entertainment/Media_1.1%.       Cox Communications,
                                       Notes, 6 3/8%, 2000..................                        100,000          98,652
                                     Disney (Walt):
                                       Global Bonds, 6 3/4%, 2006...........                         20,000          19,477
                                       Medium-Term Notes, 5.80%, 2008.......                         15,000          13,454
                                     News America Holdings (Gtd. by The News):
                                       Deb., 7 3/4%, 2024...................                         15,000          14,212
                                       Sr. Notes, 9 1/8%, 1999..............                        200,000         210,467
                                                                                                                 ___________
                                                                                                                     356,262
                                                                                                                 ___________
     Financial Services_4.3%......   Aetna Services,
                                       Notes (Gtd. by Aetna), 7 5/8%, 2026..                         50,000          48,564
                                     American Express Credit,
                                       Sr. Notes, 6 1/8%, 2001..............                         40,000          38,828
                                     American General Finance, Sr. Notes:
                                       6 5/8%, 1997.........................                         20,000          20,009
                                       8 1/8%, 2009.........................                         10,000          10,461
                                     Associates Corp. of North America:
                                       Deb., 7.95%, 1998....................                         10,000 (a)       10,670
                                       Sr. Notes:
                                       .....7 1/2%, 1999                                             50,000           50,834
                                       .....9 1/8%, 2000                                             15,000          15,917
                                       .....6 5/8%, 2005                                             10,000           9,628

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                            APRIL 30, 1997 (UNAUDITED)
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount            Value
                                                                                                ___________       __________
     Financial Services (continued)  Bear Stearns, Sr. Notes:
                                       8 3/4%, 2004.........................                      $  10,000       $  10,782
                                       7 1/4%, 2006.........................                         75,000          74,040
                                     Beneficial:
                                       Deb., 8.40%, 1996....................                          5,000 (b)       5,519
                                       Medium-Term Notes, 9 1/8%, 2001......                          5,000           5,391
                                     CIT Group Holdings,
                                       Medium-Term Sr. Notes, 6 1/8%, 1998..                         40,000          39,940
                                     Chrysler Financial, Notes:
                                       5 3/8%, 1998.........................                         50,000          49,340
                                       6 1/2%, 1998.........................                         20,000          20,049
                                     Commercial Credit Group, Notes:
                                       6.70%, 1999..........................                         25,000          25,024
                                       6 3/8%, 2002.........................                         45,000          43,665
                                       10%, 2008............................                         5,000           6,009
                                     Dean Witter Discovery,
                                       Notes, 6 1/4%, 2000..................                         30,000          29,675
                                     FINOVA Capital,
                                       Notes, 9 1/8%, 2002..................                         20,000          21,646
                                     Ford Capital B.V.,
                                       Deb., 9 7/8%, 2002...................                         25,000          27,936
                                     Ford Motor Credit:
                                       Deb., 9 1/4%, 1998...................                         5,000            5,156
                                       Notes:
                                       ..  8%, 2002                                                  65,000          67,510
                                       ... 6 3/4%, 2008                                              20,000          19,013
                                     GMAC:
                                       Deb.:
                                       ... 8.40%, 1999                                               30,000          31,152
                                       .   6%, 2011                                                  70,000          60,259
                                       Notes, 6 5/8%, 2005..................                         20,000          19,142
                                     General Electric Capital:
                                       Deb., 8.30%, 1998....................                         15,000 (c)      16,516
                                       Medium-Term Notes, 7 3/8%, 2004......                        130,000         133,145
                                     General Electric Credit,
                                       Deb., 5 1/2%, 2001...................                         10,000           9,482
                                     Household Finance,
                                       Notes, 8%, 2004......................                         15,000          15,598
                                     Integra Financial,
                                       Sub. Notes, 6 1/2%, 2000.............                         15,000          14,883
                                     International Lease Finance,
                                       Medium-Term Notes, 6 1/4%, 2000......                         40,000          39,414
                                     Lehman Brothers Holdings,
                                       Sr. Notes, 6 5/8%, 2000..............                        200,000         197,907
                                     Merrill Lynch,
                                       Notes, 8.30%, 2002...................                         15,000          15,901
                                     Norwest Financial, Sr. Notes:
                                       5 1/2%, 1998.........................                         25,000          24,837

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                            APRIL 30, 1997 (UNAUDITED)
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ___________      ___________
     Financial Services (continued)  Norwest Financial, Sr. Notes (continued):
                                       7%, 2003.............................                      $  15,000       $  14,961
                                     Pitney Bowes Credit,
                                       Deb., 9 1/4%, 1998...................                         15,000 (d)      17,223
                                     Salomon Brothers,
                                       Sr. Notes, 7 1/4%, 2000..............                         10,000          10,086
                                     Sears, Roebuck Acceptance,
                                       Notes, 6 1/8%, 2006..................                         35,000          32,270
                                     Transamerica Financial,
                                       Deb., 6 1/2%, 2011...................                          5,000           4,475
                                     Travelers/Aetna Property & Casualty,
                                       Notes, 6 3/4%, 2001..................                         60,000          59,540
                                     U.S. Leasing International,
                                       Sr. Notes, 6 5/8%, 2003..............                         30,000          29,257
                                     U.S. West Capital Funding,
                                       Notes (Gtd. by U.S. West), 6.31%, 2000                        10,000 (e)       9,823
                                     Xerox Credit,
                                       Deb., 10%, 1999......................                         10,000          10,608
                                                                                                                 ___________
                                                                                                                  1,422,085
                                                                                                                 ___________
     Food and Beverages_1.3%.        Anheuser-Busch, Deb:
                                       8 3/4%, 1999.........................                          5,000           5,230
                                       9%, 2009.............................                          5,000           5,705
                                     Archer-Daniels-Midland, Deb.:
                                       Zero Coupon, 2002....................                          5,000           3,549
                                       8 1/8%, 2012.........................                         40,000          43,149
                                     Campbell Soup,
                                       Deb., 8 7/8%, 2021...................                          5,000           5,696
                                     Coca-Cola,
                                       Deb., 6 5/8%, 2002...................                         35,000          34,528
                                     Coca-Cola Enterprises:
                                       Deb., 8 1/2%, 2022...................                         10,000          10,808
                                       Notes, 7 7/8%, 2002..................                         15,000          15,594
                                     Dole Food,
                                       Notes, 6 3/4%, 2000..................                         15,000          14,933
                                     Hershey Foods,
                                       Deb., 8.80%, 2021....................                         30,000          33,554
                                     McDonald's,
                                       Notes, 6 3/4%, 2003..................                         20,000          19,891
                                     Nabisco,
                                       Deb., 7.55%, 2015....................                         40,000          38,665
                                     PepsiCo,
                                       Deb., 7 5/8%, 1998...................                         40,000          40,742
                                     Pet,
                                       Notes (Gtd. by Grand Metropolitan plc),
                                       5 3/4%, 1998.........................                         20,000          19,878
                                     Ralston-Purina Group,
                                       Deb., 8 5/8%, 2022...................                         90,000          96,731

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             APRIL 30, 1997 (UNAUDITED)
                                                                                                Principal
     Bonds and Notes (continued)                                                                  Amount           Value
                                                                                                ___________      ___________
     Food and Beverages (continued)..Seagram,
                                       Deb., 8.35%, 2022....................                     $   10,000       $  10,473
                                     Supervalu,
                                       Notes, 7.80%, 2002...................                         15,000          15,452
                                     Sysco,
                                       Sr. Notes, 7%, 2006..................                         25,000          24,787
                                                                                                                 ___________
                                                                                                                     439,365
                                                                                                                 ___________
     Health Care_.4%........         Baxter International,
                                       Deb., 9 1/4%, 1999...................                         15,000          15,898
                                     Bristol-Myers Squibb,
                                       Deb., 7.15%, 2023....................                         15,000          14,507
                                     Columbia/HCA Healthcare
                                       Notes, 7 1/4%, 2008..................                         75,000          74,824
                                     Lilly (Eli), Notes:
                                       6 3/4%, 1999.........................                         15,000          15,064
                                       6.57%, 2016..........................                         30,000          27,426
                                                                                                                 ___________
                                                                                                                     147,719
                                                                                                                 ___________
     Industrial_2.5%.....            Aluminum Co. of America,
                                       Notes, 5 3/4%, 2001..................                         50,000           48,342
                                     American Home Products,
                                       Notes, 7.70%, 2000...................                         50,000           51,333
                                     Bass America,
                                       Notes, 8 1/8%, 2002..................                         15,000           15,720
                                     Bowater,
                                       Deb., 9 3/8%, 2021...................                         10,000           11,509
                                     Browning-Ferris,
                                       Deb., 7.40%, 2035....................                         10,000            9,425
                                     Burlington Resources,
                                       Deb., 6 7/8%, 2026...................                         70,000           62,854
                                     Carnival,
                                       Notes, 7.05%, 2005...................                         15,000           14,818
                                     Caterpillar, Deb:
                                       9 3/8%, 2000.........................                          5,000            5,340
                                       9 3/8%, 2011.........................                         10,000           11,786
                                     Comdisco,
                                       Notes, 6 3/8%, 2001..................                        155,000          151,040
                                     Crown Cork & Seal,
                                       Bonds, 7 3/8%, 2026..................                         75,000           70,939
                                     Eaton,
                                       Deb., 8.10%, 2022....................                         10,000           10,468
                                     Emerson Electric,
                                       Notes, 6.30%, 2005...................                         35,000           33,378
                                     Illinois Tool Works,
                                       Notes, 5 7/8%, 2000..................                         20,000           19,591
                                     Motorola,
                                       Notes, 7.60%, 2007...................                        100,000          103,123

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             APRIL 30, 1997 (UNAUDITED)
                                                                                               Principal
Bonds and Notes (continued)                                                                      Amount             Value
                                                                                              _____________      ___________
     Industrial (continued).......   PPG Industries,
                                       Notes, 7 3/8%, 2016..................                     $   45,000         $ 44,159
                                     Seagate Technology,
                                       Sr. Notes, 7.37%, 2007...............                        100,000           99,223
                                     Tenneco,
                                       Deb., 10.20%, 1998...................                         15,000 (f)       18,057
                                     United Technologies,
                                       Deb., 8 7/8%, 2019...................                          5,000            5,643
                                     WMX Technologies,
                                       Notes, 6 3/8%, 2003..................                         30,000           28,779
                                     Xerox,
                                       Notes, 7.15%, 2004...................                         15,000           14,991
                                                                                                                 ___________
                                                                                                                     830,518
                                                                                                                 ___________
     Oil and Gas_.4%..........       Atlantic Richfield,
                                       Deb., 9%, 2021.......................                         15,000           17,167
                                     Mobil,
                                       Deb., 8 5/8%, 2021...................                         15,000           16,839
                                     Occidental Petroleum,
                                       Sr. Notes, 10 1/8%, 2001.............                         15,000           16,751
                                     Pennzoil, Deb.:
                                       9 5/8%, 1999.........................                         10,000           10,613
                                       10 1/8%, 2009........................                         5,000             6,018
                                     Phillips Petroleum,
                                       Notes, 6.65%, 2003...................                         20,000           19,637
                                     Texaco Capital (Gtd. by Texaco):
                                       Deb.:
                                       .. 9%, 1997                                                   15,000           15,234
                                       ...6 7/8%, 2023                                               25,000           22,587
                                       Notes, 9%, 1999......................                         15,000           15,835
                                                                                                                 ___________
                                                                                                                     140,681
                                                                                                                 ___________
     Paper Products_.5%..........    Georgia-Pacific,
                                       Deb., 9 5/8%, 2022...................                         25,000           26,989
                                     Harnischfeger Industries,
                                       Deb., 6 7/8%, 2007...................                         50,000 (g)       48,729
                                     International Paper,
                                       Notes, 7 5/8%, 2007..................                         10,000           10,266
                                     James River,
                                       Deb., 9 1/4%, 2021...................                         50,000           56,496
                                     Weyerhaeuser,
                                       Deb., 7.95%, 2025....................                         20,000           20,384
                                                                                                                 ___________
                                                                                                                     162,864
                                                                                                                 ___________
     Publishing_.2%...............   Gannett, Notes:
                                       5 1/4%, 1998.........................                         25,000           24,815
                                       5.85%, 2000..........................                         55,000           53,748
                                                                                                                 ___________
                                                                                                                      78,563
                                                                                                                 ___________

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                APRIL 30, 1997 (UNAUDITED)
                                                                                                    Principal
Bonds and Notes (continued)                                                                        Amount          Value
                                                                                                 ___________     ___________
     Retail_1.3%.............        Dayton Hudson, Deb.:
                                       9 3/4%, 1998.........................                      $   5,000         $  5,217
                                       9 1/2%, 2016.........................                          2,000            2,048
                                       8 1/2%, 2022.........................                         20,000           20,264
                                     Dillard Department Stores,
                                       Deb., 8 3/4%, 1998...................                         10,000           10,266
                                     Limited,
                                       Deb., 7 1/2%, 2023...................                         10,000            8,647
                                     Lowes,
                                       Medium-Term Notes, 8.19%, 2022.......                         50,000           52,244
                                     May Department Stores,
                                       Deb., 9 7/8%, 2002...................                         15,000           16,928
                                     Penney (J.C.):
                                       Deb.:
                                          9.05%, 2001                                                50,000           53,547
                                       ...8 1/4%, 2022                                               15,000           15,424
                                       .. 7 1/8%, 2023                                               15,000           13,737
                                       Note, 7 1/4%, 2002...................                        150,000          151,680
                                     Sears, Roebuck,
                                       Deb., 6%, 2000.......................                          5,000            4,890
                                     Wal-Mart Stores:
                                       Deb., 9.10%, 2000....................                         10,000           10,685
                                       Notes:
                                          5 1/2%, 1998                                               50,000           49,938
                                       ...5 7/8%, 2005                                               25,000           23,114
                                                                                                                 ___________
                                                                                                                     438,629
                                                                                                                 ___________
     Telephone & Telegraph_3.5%......AT&T:
                                       Deb.:
                                       .. 5 1/8%, 2001                                               50,000           47,119
                                       ...8.35%, 2025                                                 5,000            5,136
                                       Notes, 7%, 2005......................                         15,000           14,907
                                     Airtouch Communications,
                                       Notes, 7 1/8%, 2001..................                        100,000          100,634
                                     Bellsouth Telecommunications,
                                       Deb., 7%, 2025.......................                         50,000           47,279
                                     GTE,
                                       Deb., 9.10%, 2003....................                         35,000           38,458
                                     Lucent Technologies,
                                       Notes, 6.90%, 2001...................                        130,000          130,391
                                     MCI Communications,
                                       Sr. Notes, 6 1/4%, 1999..............                         75,000           74,654
                                     Michigan Bell Telephone,
                                       Deb., 6 3/8%, 2005...................                         25,000           24,049
                                     New England Telephone & Telegraph,
                                       Deb., 7 3/8%, 2007...................                         10,000            9,967
                                     New Jersey Bell Telephone, Deb.:
                                       6 5/8%, 2008.........................                         30,000           28,877

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                              APRIL 30, 1997 (UNAUDITED)
                                                                                                 Principal
Bonds and Notes (continued)                                                                        Amount           Value
                                                                                                ___________      ___________
  Telephone & Telegraph (continued)  New Jersey Bell Telephone, Deb. (continued):
                                       8%, 2022.............................                     $   25,000         $ 26,472
                                     New York Telephone:
                                       Deb., 8 5/8%, 2010...................                          5,000            5,541
                                       Mortgage, 7 3/4%, 2006...............                         20,000           20,402
                                       Notes, 6 1/4%, 2004..................                        125,000          119,768
                                     Northern Telecom,
                                       Deb., 8 3/4%, 2001...................                        200,000          213,298
                                     Pacific Bell Telephone, Deb.:
                                       7 3/8%, 2025.........................                         75,000           70,109
                                       7 1/8%, 2026.........................                         10,000            9,475
                                     Pacific Telephone & Telegraph,
                                       Deb., 4 5/8%, 1999...................                         70,000           67,527
                                     Southwestern Bell Telephone, Deb.:
                                       4 1/2%, 1997.........................                         50,000          49,827
                                       7 3/4%, 2009.........................                         10,000          10,032
                                       7 5/8%, 2013.........................                         10,000          9,825
                                     U.S. West Communications,
                                       Deb., 6 7/8%, 2033...................                         25,000          21,781
                                                                                                                 ___________
                                                                                                                   1,145,528
                                                                                                                 ___________
     Tobacco_.2%.................    American Brands,
                                       Deb., 8 5/8%, 2021...................                          5,000            5,446
                                     Philip Morris, Deb.:
                                       9 1/4%, 2000.........................                         40,000           42,267
                                       6%, 2001.............................                         20,000           19,088
                                       8 3/8%, 2017.........................                         15,000           15,076
                                                                                                                 ___________
                                                                                                                      81,877
                                                                                                                 ___________
     Transportation_.2%..........    Federal Express,
                                       Notes, 9 7/8%, 2002..................                         15,000           16,743
                                     Norfolk Southern,
                                       Deb., 9%, 2021.......................                         10,000           11,169
                                     Ryder System,
                                       Deb., 8 3/4%, 2017...................                         10,000           10,099
                                     Seariver Maritime,
                                       Deb. (Gtd. by Exxon), Zero Coupon, 2012                        5,000            1,692
                                     United Parcel Service,
                                       Deb., 8 3/8%, 2020...................                         10,000           10,953
                                                                                                                 ___________
                                                                                                                      50,656
                                                                                                                 ___________
     Utilites_2.6%.................  Alabama Power,
                                       First Mortgage, 6%, 2000.............                         50,000           49,065
                                     Baltimore Gas & Electric,
                                       First and Refunding Mortgage:
                                       ...7 1/2%, 2007                                               10,000           10,208
                                       ...7 1/2%, 2023                                               40,000           38,279

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             APRIL 30, 1997 (UNAUDITED)
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                                ___________    _____________
     Utilities (continued)           Carolina Power & Light, First Mortgage:
                                       5 3/8%, 1998.........................                     $   50,000        $  49,470
                                       8.20%, 2022..........................                         15,000           15,173
                                     Commonwealth Edison,
                                       Mortgage, 8 1/8%, 2007...............                         10,000            9,922
                                     Consolidated Edison Co. of New York,
                                       Deb., 6 1/4%, 1998...................                         25,000           24,985
                                     Consolidated Natural Gas,
                                       Deb., 5 7/8%, 1998...................                         40,000           39,742
                                     Duke Power, First and Refunding Mortgage:
                                       7 1/2%, 1999.........................                         50,000           50,794
                                       7 3/8%, 2023.........................                         15,000           14,136
                                     Florida Power & Light, First Mortgage:
                                       6 5/8%, 2003.........................                         30,000           29,318
                                       7 3/4%, 2023.........................                         25,000           24,241
                                     Gulf State Utilities,
                                       First Mortgage, 6.41%, 2001..........                         45,000           43,553
                                     Illinois Power,
                                       First Mortgage, 8 3/4%, 2021.........                         15,000           15,399
                                     New York State Electric & Gas,
                                       First Mortgage, 9 7/8%, 2020.........                         10,000           10,780
                                     Pacific Gas & Electric:
                                       First and Refunding Mortgage, 8.80%, 2024                    100,000          113,590
                                       Notes, 7.45%, 1998...................                         40,000           40,590
                                     Pennsylvania Power & Light, First Mortgage:
                                       6 1/2%, 2005.........................                         20,000           19,057
                                       6.55%, 2006..........................                         25,000           23,739
                                     Potomac Electric & Power,
                                       First Mortgage, 5 7/8%, 2002.........                         10,000            9,505
                                     Public Service Electric & Gas,
                                       First and Refunding Mortgage:
                                           8 3/4%, 1999                                              25,000           25,991
                                       ... 6 1/8%, 2002                                              20,000           19,238
                                       ....6 1/2%, 2004                                              25,000           24,017
                                     South Carolina Electric & Gas,
                                       Mortgage, 9%, 2006...................                         20,000           22,130
                                     Southern California Gas,
                                       First Mortgage, 7 3/8%, 2023.........                         20,000           18,959
                                     Texas Utilities,
                                       First Mortgage, 8 3/4%, 2023.........                         35,000           36,570
                                     Union Electric, First Mortgage,
                                       6 3/4%, 2008.........................                         25,000           24,205
                                     Virginia Electric & Power,
                                       First Mortgage, 7 5/8%, 2007.........                         25,000           25,694
                                     Wisconsin Electric & Power,
                                       First Mortgage, 7.70%, 2027..........                         20,000           19,660
                                                                                                                 ___________
                                                                                                                     848,010
                                                                                                                 ___________

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             APRIL 30, 1997 (UNAUDITED)
                                                                                                 Principal
Bonds and Notes (continued)                                                                        Amount          Value
                                                                                                  __________     ___________
     Other_.1%............           Private Export Funding:
                                     Deb., 9.45%, 12/31/1999..............                       $    5,000         $  5,359
                                     Secured Notes (Gtd. by the Export Import
                                       .Bank of the U.S.), 8.40%, 7/31/2001                          30,000           31,920
                                                                                                                 ___________
                                                                                                                      37,279
                                                                                                                 ___________
     Foreign_5.2%                    African Development Bank, Sub. Notes:
                                       7 3/4%, 2001.........................                         15,000           15,489
                                       6 7/8%, 2015.........................                         85,000           80,543
                                     Daimler-Benz of North America,
                                       Medium-Term Notes (Gtd. by Daimler-Benz AG),
                                       7 3/8%, 2006.........................                        120,000          121,234
                                     Deutsche Bank Financial,
                                       Unsecured Sub. Notes (Gtd. by Deutsche Bank AG)
                                       6.70%, 2006..........................                        100,000           95,790
                                     Dresdner Bank-New York,
                                       Sub. Deb., 7 1/4%, 2015..............                         40,000           38,519
                                     European Investment Bank,
                                       Deb., 10 1/8%, 2000..................                         20,000           22,059
                                     Hydro-Quebec, Bonds,
                                       (Gtd. by the Province of Quebec):
                                       .    8 1/2%, 2029                                             10,000           10,660
                                       .....9 3/8%, 2030                                             20,000           23,342
                                       .....9 1/2%, 2030                                             10,000           11,817
                                     KFW International Finance, Deb.:
                                       (Gtd. by the Federal Republic of Germany),
                                       .    9 1/8%, 2001                                             10,000           10,807
                                       (Gtd. by KFW),
                                       ..   8%, 2010                                                 35,000           37,490
                                       (Gtd. by Kreditansalt Fuer Wiederaufbau),
                                       .....9 3/8%, 1998                                              5,000            5,162
                                     InterAmerican Development Bank,
                                       Deb., 9 1/2%, 1997...................                         15,000           15,233
                                     International Bank for Reconstruction &
                                       Development, Deb., 9 7/8%, 1997......                         15,000           15,236
                                     Italy Government Bonds,
                                       6 7/8%, 2023.........................                         70,000           64,247
                                     Korea Development Bank,
                                       Notes, 7%, 1999......................                        300,000          301,404
                                     Province of Alberta,
                                       Notes, 9.20%, 1997...................                         20,000           20,373
                                     Province of British Columbia:
                                       Bonds, 6 1/2%, 2026..................                         25,000           22,353
                                       Deb., 7%, 2003.......................                         20,000           20,173
                                     Province of Manitoba, Bonds:
                                       9 1/2%, 1998.........................                          5,000            5,211
                                       8.80%, 2020..........................                         10,000           11,358

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                               APRIL 30, 1997 (UNAUDITED)
                                                                                                  Principal
Bonds and Notes (continued)                                                                        Amount            Value
                                                                                                  ___________     ___________
     Foreign (continued)             Province of New Brunswick,
                                       Deb., 6 3/4%, 2013...................                      $  30,000        $  28,213
                                     Province of Ontario:
                                       Sr. Deb., 7%, 2005...................                         40,000           39,870
                                       Sr. Unsub. Deb., 7 3/8%, 2003........                         30,000           30,716
                                     Province of Quebec:
                                       Bonds, 9 1/8%, 2000..................                         30,000           31,869
                                       Deb., 7 1/2%, 2023...................                         50,000           47,992
                                     Republic of Finland,
                                       Bonds, 6.95%, 2026...................                         25,000           23,551
                                     Republic of Ireland,
                                       Notes, 7 7/8%, 2001..................                        150,000          155,225
                                     Republic of Portugal,
                                       Unsub. Notes, 5 3/4%, 2003...........                        100,000           94,106
                                     Royal Bank of Scotland,
                                       Sub. Notes, 6 3/8%, 2011.............                         60,000           54,075
                                     Santander Finance Issuances,
                                       Unsecured Sub. Notes
                                       (Gtd. by Banco Santander, S.A.),
                                       7 1/4%, 2006.........................                        100,000           98,673
                                     Saskatchewan C.D.A.,
                                       Bonds, 9 1/8%, 2021..................                         10,000           11,614
                                     Swiss Bank-New York,
                                       Sub. Deb., 7%, 2015..................                         70,000           65,851
                                     Union Bank of Switzerland-New York,
                                       Sub. Notes, 7 1/4%, 2006.............                         80,000           79,913
                                                                                                                 ___________
                                                                                                                   1,710,168
                                                                                                                 ___________
     U.S. Government_58.2%...        U.S. Treasury Bonds:
                                       11 3/4%, 2/15/2001...................                        155,000          181,931
                                       15 3/4%, 11/15/2001..................                         15,000           20,346
                                       14 1/4%, 2/15/2002...................                         70,000           91,875
                                       10 3/4%, 2/15/2003...................                         30,000           35,892
                                       10 3/4%, 5/15/2003...................                        115,000          138,305
                                       11 1/8%, 8/15/2003...................                        135,000          165,649
                                       11 7/8%, 11/15/2003..................                         10,000           12,731
                                       12 3/8%, 5/15/2004...................                        135,000          177,462
                                       10 3/4%, 8/15/2005...................                        465,000          581,613
                                       7 5/8%, 2/15/2007....................                         60,000           61,950
                                       8 3/4%, 11/15/2008...................                        225,000          247,605
                                       12 3/4%, 11/15/2010..................                         75,000          103,383
                                       14%, 11/15/2011......................                         30,000           44,888
                                       12%, 8/15/2013.......................                         45,000           62,733
                                       12 1/2%, 8/15/2014...................                         40,000           58,163
                                       11 1/4%, 2/15/2015...................                         25,000           35,711
                                       7 1/4%, 5/15/2016....................                        110,000          112,561
                                       8 3/4%, 5/15/2017....................                        300,000          354,422
                                       8 7/8%, 8/15/2017....................                        215,000          256,992
                                       8 7/8%, 2/15/2019....................                        140,000          168,088

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                               APRIL 30, 1997 (UNAUDITED)
                                                                                                  Principal
Bonds and Notes (continued)                                                                         Amount          Value
                                                                                                ___________      ___________
     U.S. Government (continued)     U.S. Treasury Bonds (continued):
                                       8 1/8%, 8/15/2019....................                      $ 175,000        $ 195,754
                                       8 1/2%, 2/15/2020....................                        225,000          261,387
                                       8 3/4%, 5/15/2020....................                        630,000          750,094
                                       8 3/4%, 8/15/2020....................                        290,000          345,417
                                       7 7/8%, 2/15/2021....................                        130,000          142,066
                                       8%, 11/15/2021.......................                        180,000          199,491
                                       7 1/8%, 2/15/2023....................                      1,650,000        1,664,438
                                       6 1/4%, 8/15/2023....................                        315,000          285,321
                                     U.S. Treasury Notes:
                                       5 3/8%, 5/31/1998....................                        410,000          407,245
                                       4 3/4%, 8/31/1998....................                        180,000          176,934
                                       8 7/8%, 11/15/1998...................                      1,410,000        1,465,959
                                       5 1/8%, 11/30/1998...................                        200,000          196,938
                                       5 1/8%, 12/31/1998...................                        285,000          280,458
                                       6 3/8%, 1/15/1999....................                        100,000          100,359
                                       5 7/8%, 1/31/1999....................                      1,280,000        1,273,000
                                       5 1/2%, 2/28/1999....................                         30,000           29,625
                                       5 7/8%, 3/31/1999....................                        205,000          203,655
                                       7%, 4/15/1999........................                        200,000          202,688
                                       6 3/8%, 5/15/1999....................                        500,000          500,781
                                       6 3/4%, 5/31/1999....................                         20,000           20,169
                                       6 7/8%, 7/31/1999....................                         80,000           80,913
                                       8%, 8/15/1999........................                         30,000           31,050
                                       7 1/8%, 9/30/1999....................                        520,000          529,100
                                       7 1/2%, 10/31/1999...................                        270,000          276,877
                                       7 7/8%, 11/15/1999...................                         50,000           51,719
                                       7 3/4%, 12/31/1999...................                         20,000           20,659
                                       6 3/8%, 1/15/2000....................                        100,000          100,063
                                       7 3/4%, 1/31/2000....................                        410,000          423,645
                                       6 7/8%, 3/31/2000....................                        305,000          308,670
                                       5 1/2%, 4/15/2000....................                         20,000           19,519
                                       6 1/8%, 7/31/2000....................                        455,000          450,734
                                       8 3/4%, 8/15/2000....................                         80,000           85,325
                                       6 1/4%, 8/31/2000....................                        410,000          407,373
                                       8 1/2%, 11/15/2000...................                          5,000            5,314
                                       6 1/4%, 4/30/2001....................                        500,000          495,391
                                       8%, 5/15/2001........................                        160,000          168,325
                                       6 1/2%, 5/31/2001....................                        300,000          299,672
                                       7 7/8%, 8/15/2001....................                        590,000          619,131
                                       7 1/2%, 11/15/2001...................                      1,350,000        1,399,149
                                       7 1/2%, 5/15/2002....................                        350,000          364,055
                                       6 1/4%, 2/15/2003....................                         30,000           29,489
                                       5 3/4%, 8/15/2003....................                        280,000          267,444
                                       7 1/4%, 5/15/2004....................                        225,000          232,102
                                       7 7/8%, 11/15/2004...................                        400,000          427,250
                                       6 1/2%, 8/15/2005....................                        130,000          128,100
                                       6 7/8%, 5/15/2006....................                        100,000          100,875

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                            APRIL 30, 1997 (UNAUDITED)
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ____________     ____________
     U.S. Government (continued)     U.S. Treasury Notes (continued):
                                       7%, 7/15/2006........................                  $     300,000    $     305,203
                                                                                                                 ___________
                                                                                                                  19,241,226
                                                                                                                 ___________
   U.S. Government
     Agencies_9.0%                   Federal Farm Credit Banks,
                                       11.90%, 10/20/1997...................                         10,000           10,271
                                     Federal Home Loan Banks:
                                       5.85%, 9/13/1999.....................                        700,000          690,703
                                       8.60%, 1/25/2000.....................                         15,000           15,783
                                     Federal Home Loan Mortgage Corp.:
                                       6.09%, 3/1/2000......................                         40,000           39,502
                                       5.90%, 2/14/2006.....................                        600,000          558,496
                                     Federal National Mortgage Association:
                                       8.20%, 3/10/1998.....................                         30,000           30,523
                                       5.23%, 11/25/1998....................                        205,000          202,101
                                       5.30%, 12/10/1998....................                        200,000          197,010
                                       9.55%, 3/10/1999.....................                         30,000           31,658
                                       8.70%, 6/10/1999.....................                         15,000           15,671
                                       8.45%, 7/12/1999.....................                         15,000           15,618
                                       8.35%, 11/10/1999....................                         25,000           26,090
                                       6.20%, 7/10/2003.....................                         90,000           86,768
                                       6.85%, 4/5/2004......................                        145,000          145,112
                                       7.40%, 7/1/2004......................                        450,000          463,642
                                       5.875%, 2/2/2006.....................                        125,000          116,180
                                    Financing Corp., Bonds:
                                       9.65%, 11/2/2018.....................                         10,000           12,559
                                       8.60%, 9/26/2019.....................                         40,000           45,506
                                     Resolution Funding, Bonds:
                                       8 1/8%, 10/15/2019...................                         75,000           82,645
                                       8 7/8%, 7/15/2020....................                         75,000           88,519
                                       8 5/8%, 1/15/2030....................                         15,000           17,302
                                     Tennessee Valley Authority:
                                       Deb.:
                                          8 3/8%, 10/1/1999                                          15,000           15,640
                                       .. 7.85%, 6/15/2044                                           10,000           10,004
                                       Global Bonds, 6 3/4%, 11/1/2025......                         60,000          55,861
                                                                                                                 ___________
                                                                                                                   2,973,164
                                                                                                                 ___________
                                     TOTAL BONDS AND NOTES
                                       (cost $32,037,828)...................                                     $32,055,995
                                                                                                                ==============

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             APRIL 30, 1997 (UNAUDITED)
                                                                                              Principal
Short-Term Investments_1.6%                                                                     Amount             Value
                                                                                             ___________         ___________
     Repurchase Agreement:           Goldman, Sachs & Co. Tri-Party
                                       Repurchase Agreement, 5 3/8%
                                       dated 4/30/1997, due 5/1/1997 in the amount of
                                       $515,598 (fully collateralized by
                                       $531,000 U.S. Treasury Inflation Indexed Notes,
                                       3 3/8%, 1/15/2007, value $531,413)
                                       (cost $515,521)......................                     $  515,521        $ 515,521
                                                                                                                ==============
TOTAL INVESTMENTS (cost $32,553,349)........................................                          98.5%      $32,571,516
                                                                                                   ========     ==============
CASH AND RECIEVABLES (NET)..................................................                           1.5%       $  505,930
                                                                                                   ========     ==============
NET ASSETS..................................................................                         100.0%          $33,077,446
                                                                                                   ========     ==============
Notes to Statement of Investments:
    (a)  Reflects date security can be redeemed at holders' option; the stated maturity date is 2/15/2010.
    (b)  Reflects date security can be redeemed at holders' option; the stated maturity date is 5/15/2008.
    (c)  Reflects date security can be redeemed at holders' option; the stated maturity date is 9/20/2009.
    (d)  Reflects date security can be redeemed at holders' option; the stated maturity date is 6/15/2008.
    (e)  Reflects date security can be redeemed at holders' option; the stated maturity date is 11/1/2005.
    (f)  Reflects date security can be redeemed at holders' option; the stated maturity date is 3/15/2008.
    (g)  Reflects date security can be redeemed at holders' option; the stated maturity date is 2/15/2027.





SEE NOTES TO FINANCIAL STATMENTS.

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES                                                           APRIL 30, 1997 (UNAUDITED)
                                                                                              Cost                 Value
                                                                                         _____________         _____________
ASSETS:                          Investments in securities_See Statement of Investments    $32,553,349           $32,571,516
                                 Cash.......................................                                          30,498
                                 Interest receivable........................                                         658,205
                                                                                                                _____________
                                                                                                                  33,260,219
                                                                                                                _____________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                        10,761
                                 Due to Distributor.........................                                              14
                                 Payable for investment securities purchased                                         103,390
                                 Payable for shares of Capital Stock redeemed                                         68,608
                                                                                                                _____________
                                                                                                                     182,773
                                                                                                                _____________
NET ASSETS..................................................................                                     $33,077,446
                                                                                                               ==============
REPRESENTED BY:                  Paid-in capital............................                                     $33,069,185
                                 Accumulated net realized gain (loss) on investments                                  (9,906)
                                 Accumulated net unrealized appreciation (depreciation)
                                 ..... on investments_Note 3                                                          18,167
                                                                                                                _____________
NET ASSETS .................................................................                                     $33,077,446
                                                                                                               ==============
                                                   NET ASSET VALUE PER SHARE
                                                _______________________________
                                                                                         Institutional           Retail
                                                                                             Shares               Shares
                                                                                         _____________          ____________
Net Assets..................................................................                   $68,658           $33,008,788
Shares Outstanding..........................................................                     7,145             3,430,230
NET ASSET VALUE PER SHARE...................................................                     $9.61                 $9.62
                                                                                                =======               =======





SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF OPERATIONS                                                             SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME                           Interest Income............................                                      $1,055,074
EXPENSES:                        Management fee_Note 2(a)...................               $   65,003
                                 Directors' fees and expenses_Note 2(c).....                      275
                                 Distribution fees (Institutional shares)_Note 2(b)                87
                                                                                           ___________
                                     Total Expenses.........................                                          65,365
                                                                                                               ______________
INVESTMENT INCOME_NET.......................................................                                         989,709
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS_Note 3:
                                 Net realized gain (loss) on investments....                $   12,178
                                 Net unrealized appreciation (depreciation)
                                     on investments                                           (620,404)
                                                                                           ___________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                        (608,226)
                                                                                                               ______________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                     $   381,483
                                                                                                              ===============


SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BOND MARKET INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                    Six Months Ended
                                                                                     April 30, 1997           Year Ended
                                                                                      (Unaudited)          October 31, 1996*
                                                                                     ____________         __________________
OPERATIONS:
    Investment income_net..............................................             $     989,709           $  1,044,007
    Net realized gain (loss) on investments............................                    12,178                 61,620
    Net unrealized appreciation (depreciation) on investments..........                  (620,404)               403,761
                                                                                     ____________          ______________
          Net Increase (Decrease) in Net Assets Resulting from Operations                 381,483              1,509,388
                                                                                     ____________          ______________
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income_net:
      Institutional shares.............................................                    (2,035)               (10,116)
      Retail shares....................................................                  (987,674)            (1,033,891)
                                                                                     ____________          ______________
          Total Dividends..............................................                  (989,709)            (1,044,007)
                                                                                     ____________          ______________
CAPITAL STOCK TRANSACTIONS_Note 5:
    Net proceeds from shares sold:
      Institutional shares.............................................                     2,400                 124,870
      Retail shares....................................................                 9,550,165              30,960,062
    Dividends reinvested:
      Institutional shares.............................................                     1,795                   8,203
      Retail shares....................................................                   943,103                 966,638
    Cost of shares redeemed:
      Institutional shares.............................................                   (14,579)               (253,704)
      Retail shares....................................................                (9,863,875)             (6,235,512)
                                                                                     ____________          ______________
          Increase (Decrease) in Net Assets from Capital Stock Transactions               619,009              25,570,557
                                                                                     ____________          ______________
            Total Increase (Decrease) in Net Assets....................                    10,783              26,035,938
NET ASSETS:
    Beginning of Period................................................                33,066,663               7,030,725
                                                                                     ____________          ______________
    End of Period......................................................               $33,077,446             $33,066,663
                                                                                     ============         ===============
                                                                                         Shares                Shares
                                                                                     ____________          ______________
CAPITAL SHARE TRANSACTIONS_Note 5:
    Institutional Shares
    ___________
    Shares sold........................................................                       246                  12,838
    Shares issued for dividends reinvested.............................                       185                    837
    Shares redeemed....................................................                    (1,491)                (26,266)
                                                                                     ____________          ______________
          Net Increase (Decrease) in Shares Outstanding................                    (1,060)                (12,591)
                                                                                     ============         ===============
    Retail Shares
    _______
    Shares sold........................................................                   982,947               3,224,629
    Shares issued for dividends reinvested.............................                    97,110                  99,840
    Shares redeemed....................................................                (1,016,212)               (644,895)
                                                                                     ____________          ______________
          Net Increase (Decrease) in Shares Outstanding................                    63,845              2,679,574
                                                                                     ============         ===============
    *Effective July 15, 1996, Investor Class shares were redesignated as
    Institutional shares and Class R shares were redesignated as Retail shares.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BOND MARKET INDEX FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                       Institutional Shares
                                                                    _______________________________________________________
                                                                     Six Months Ended
                                                                      April 30, 1997            Year Ended October 31,
                                                                                          _________________________________
PER SHARE DATA:                                                        (Unaudited)         1996(1)        1995      1994(2,3)
                                                                      ____________        ______         ______     ______
    Net asset value, beginning of period.................               $  9.78         $  9.93        $  9.15     $  9.44
                                                                       _________        ________       ________    ________
    Investment Operations:
    Investment income_net................................                   .28             .57            .55         .24
    Net realized and unrealized gain (loss)
      on investments.....................................                  (.17)           (.15)           .78        (.28)
                                                                       _________        ________       ________    ________
    Total from Investment Operations.....................                   .11             .42           1.33        (.04)
                                                                       _________        ________       ________    ________
    Distributions:
    Dividends from investment income_net.................                  (.28)           (.57)          (.55)       (.25)
                                                                       _________        ________       ________    ________
    Net asset value, end of period.......................               $  9.61         $  9.78        $  9.93     $  9.15
                                                                      ==========        ========       ========    ========
TOTAL INVESTMENT RETURN..................................                 2.36%(4)        4.36%         15.01%       (.46%)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets..............                  .65%(4)         .65%           .65%        .65%(4)
    Ratio of net investment income
      to average net assets..............................                 5.85%(4)        5.80%          5.77%       4.81%(4)
    Portfolio Turnover Rate..............................                21.47%(5)       42.65%         40.16%      188.00%
    Net Assets, end of period (000's Omitted)............                   $68             $80           $207         $38
    (1)  Effective July 15, 1996, Investor Class shares were redesignated as
         Institutional shares.
    (2)  The Fund commenced selling Investor shares on April 28, 1994.
    (3)  Effective October 17, 1994, The Dreyfus Corporation serves as the
         Fund's investment manager. Prior to October 17, 1994,
    Mellon Bank, N.A. served as the Fund's investment manager.
    (4)  Annualized.
    (5)  Not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BOND MARKET INDEX FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                        Retail Shares
                                                                    _______________________________________________________
                                                                     Six Months Ended
                                                                      April 30, 1997            Year Ended October 31,
                                                                                          _________________________________
PER SHARE DATA:                                                        (Unaudited)         1996(1)        1995      1994(2,3)
                                                                      ____________        ______         ______     ______
    Net asset value, beginning of period.................               $  9.80          $  9.94        $  9.15     $10.00
                                                                       _________        ________       ________    ________
    Investment Operations:
    Investment income_net................................                   .29              .59            .58       .49(4)
    Net realized and unrealized gain (loss)
      on investments.....................................                  (.18)            (.14)           .79      (.85)
                                                                       _________        ________       ________    ________
    Total from Investment Operations.....................                   .11              .45           1.37      (.36)
                                                                       _________        ________       ________    ________
    Distributions:
    Dividends from investment income_net.................                  (.29)            (.59)          (.58)     (.49)
                                                                       _________        ________       ________    ________
    Net asset value, end of period.......................               $  9.62          $  9.80        $  9.94    $  9.15
                                                                      ==========        ========       ========    ========
TOTAL INVESTMENT RETURN..................................                 2.34%(5)         4.69%         15.41%    (3.68%)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets..............                  .40%(5)          .40%           .40%      .40%(5,6)
    Ratio of net investment income
      to average net assets..............................                 6.07%(5)         6.02%          6.10%      5.05%(5)
    Portfolio Turnover Rate..............................               21.47%(7)         42.65%         40.16%   188.00%
    Net Assets, end of period (000's Omitted)............               $33,009          $32,986         $6,824   $ 4,464
    (1)  Effective July 15, 1996, Class R shares were redesignated as Retail shares.
    (2)  Effective October 17, 1994, The Dreyfus Corporation serves as the
    Fund's investment manager. Prior to October 17, 1994,
    Mellon Bank, N.A. served as the Fund's investment manager.
    (3)  The Fund commenced operations on November 30, 1993. On April 28,
    1994 the Fund began selling Investor shares and the
    shares existing prior to April 28, 1994 were designated Trust shares.
    Effective October 17, 1994 the Fund's Trust shares were redesignated
    Class R shares.
    (4)  Net investment income before reimbursement of expenses by the investment adviser for the period ended October 31, 1994
    was $.39 per share.
    (5)  Annualized.
    (6)  Annualized expense ratio before reimbursement of expenses by investment adviser for the period ended October 31, 1994
    was 1.41%.
    (7)  Not annualized.



SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BOND MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1_ SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Bond Market Index Fund (the "Fund") is a series of The Dreyfus/ Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to seek to replicate the total return of the Lehman Brothers Government/Corporate Bond Index. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 150 million of $.001 par value Capital Stock. The Fund is currently authorized to issue two classes of shares: Institutional (50 million shares authorized) and Retail (100 million shares authorized). Institutional shares are offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Fund's distributor and Retail shares are offered to any investor. Other differences between the two classes include the services offered to and the expenses borne by each class.
    Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments and U.S. Government obligations) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments in U.S. Government obligations are valued at the mean between quoted bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and discounts on investments, is recognized on the accrual basis. Cost of investments represents amortized cost.
    (C) REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value
DREYFUS BOND MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
    (D) DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (E) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $22,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, $7,000 of the carryover expires in fiscal 2002 and $15,000 expires in fiscal 2003.
NOTE 2_ INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .40% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).
    (B) DISTRIBUTION PLAN: The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act relating to its Institutional shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Institutional shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Institutional shares. The Retail shares bear no distribution fee. During the period ended April 30, 1997, the distribution fee for the Institutional shares was $87.
    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Investment Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
    (C) DIRECTORS' FEES: Each director who is not an "interest person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee attended and is reimbursed for travel and out-of pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Fund, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

DREYFUS BOND MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 3_SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 1997 amounted to $7,535,507 and $6,777,188, respectively.
    At April 30, 1997, accumulated net unrealized appreciation on investments was $18,167, consisting of $173,861 gross unrealized appreciation and $155,694 gross unrealized depreciation.
    At April 30, 1997, cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 4_BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-Managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the Facility.
NOTE 5_ACQUISITION OF COMMON TRUST ASSETS:
    On May 10, 1996, the Fund acquired a portion of the assets of the EB MBA Government and Corporate Bond Index Fund, a trust advised by a subsidiary of Mellon Bank, N.A. The acquisition was accomplished by an exchange of 1,788,594 Retail shares of the Fund's Capital Stock for cash, securities and assumption of liabilities of the trust totaling $17,134,730 which is included in net proceeds from shares sold on the Statement of Changes in Net Assets. [Dreyfus lion "d" logo]
Registration Mark
DREYFUS BOND MARKET
INDEX FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                        310/710SA974
[Dreyfus logo]
Bond Market
Index Fund
Semi-Annual
Report
April 30, 1997


DREYFUS DISCIPLINED EQUITY INCOME FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance for Dreyfus Disciplined Equity Income Fund for its six-month reporting period ended April 30, 1997, as shown in the following table:

                                                                                                Total Return*
                                                                                               __________________
            Institutional Shares                                                                    14.18%
            Retail Shares                                                                           14.34%
            Standard and Poor's 500 Composite Stock Price Index**                                   14.71%

Economic Review
    The Federal Reserve Board (the "Fed") decision in March to tighten credit already has been vindicated by the reported 5.6% rise in first quarter real Gross Domestic Product and by the drop to 4.9% in April's unemployment rate. The economic debate is now divided between 1) those who believe that softer incoming economic data for the second quarter can keep Fed policy on hold, and 2) those who believe the economy is fundamentally too strong, warranting higher rates irrespective of short-term economic fluctuations. Views on the risk of inflation clearly distinguish these camps. Current market interest rates are fluctuating in a narrow range until the policy outlook becomes clearer. We believe that some tightening is likely in coming months and this should temper overall growth to sustain a long business cycle.
    First quarter real GDP grew an annualized 5.6% in the quarter and by 4.0% since the end of the first quarter of 1996, both growth rates unseen since 1987/88. Virtually every major economic sector contributed positively to growth. In the early evidence for the second quarter, rising new orders portend continued strength in exports and capital spending. By contrast, retail spending weakened in April and the housing sector slowed. However, real disposable income grew 3.8% in the last year, a pace which, if sustained, should support the upward cycle in consumer spending, while mortgage rates have not yet risen substantially.
    Alongside the recent evidence of slowing consumer demand is the report of the drop in unemployment in April. With this, the labor market is becoming extremely tight. This is raising fears of future inflation even though actual inflation remains modest and despite signs of a slower second quarter economy. Hence, bond yields remain near their recent highs, largely ignoring the bullish news of a Washington agreement to balance the Federal budget. Short-term rates likewise contain built-in expectations for another Fed rate hike in coming weeks.
    If inflation should stay subdued, then the larger risk from the combination of slower economic growth and a tightening labor market is to corporate profits. Through the first quarter, however, profits continued to surprise on the upside, and we expect overall profits to post modest gains in 1997.
    The economy has embarked on the seventh year for this business cycle. Economic growth is proving stronger than seen since the late 1980s while inflation is still subdued. More Fed tightening would indicate a willingness to err on the side of caution and would thus help sustain the expansion. Market Overview
    The six-month fiscal period ended April 30, 1997 was one of the most volatile in recent stock market history. While the underlying U.S. economy continued to grow with little inflation, investor concerns over the outlook for interest rates and for corporate profits caused major shifts in market sentiment, and hence in stock prices.
    Early in the half-year period, the dominant market trend was strong, despite nervousness about the solidity of economic growth and the possible reactions of the Fed. The trend picked up steam during the winter, with the Dow Jones Industrial Average breaking the 7000 mark in mid-February, and then hitting a new high of 7085.16 in mid-March. However, when the Fed on March 25, in a widely anticipated move, increased its overnight lending rate by one quarter of a percentage point to cool off the economy and "irrational exuberance" in the equity markets, the markets promptly obliged. Between mid-March and mid-April the DJIA dropped 9.8%.
    By then, however, major corporations had begun issuing a stream of strong quarterly profit reports and the latest Government numbers on inflation appeared reassuring. Moreover, underlying economic expansion continued, but at a pace that appeared sustainable.
    The market's reaction was to resume the upward trend of earlier in the year, breaking the 7000 level once again on April 30.
    Clearly one of the engines driving the market is the profit outlook. According to two companies that monitor profit reports, I.B.E.S. and First Call, overall first-quarter corporate profits ran about 3.7% above forecasts. This reflects reports from most of the companies in the Standard & Poor's 500 index. At the same time, increases in wages and compensation during that same period were modest.
    Big, heavily capitalized and well-established companies were the chief beneficiaries. For the six months under review, the blue chip DJIA gained 17.42%, the Standard & Poor's 500 Index rose 14.71%, the Nasdaq was up only 3.23% and the Russell 2000 Index of small-cap stocks only 1.61%. The mid- and small-cap stocks enjoyed a revival along with the general market in late April and the first few days of May.
    The latest trend could, of course, be affected by a Fed decision to raise interest rates once again. However, there is no denying the resilience displayed by the equity markets, especially the larger issues, in the closing days of the Fund's latest fiscal period.
Portfolio Focus
    The Disciplined Equity Income Fund has continued to be one of the best performing equity income funds in the country. For the six-month, one- and two-year periods ending April 30, 1997, the Fund was ranked at the 4th, 3rd, and 3rd percentiles, respectively, in the Lipper Equity Income Fund universe. We continue to emphasize higher-yielding stocks that are undervalued and/or have improving earnings momentum.***
    The five best performing stocks in the six-month period were Texas Instruments (+86%), Guidant (+49%), Coca-Cola Enterprises (+42%), Intel (+39%), and Bear Stearns Cos. (+37%).
                              Sincerely,
                              [Bert J. Mullins signature logo]
                              Bert J. Mullins
                              Portfolio Manager
May 14, 1997
New York, N.Y.

*  Total return includes reinvestment of dividends and any capital gains paid.
**SOURCE: LIPPER ANALYTICAL SERVICES, INC. _ Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
***    SOURCE:: LIPPER ANALYTICAL SERVICES, INC. _ The Fund ranked seventh amoung 186 funds for the six months, third among 167 for the year and third among 140 for the two years ended April 30. Past performance is no guarantee of future results. Share price and investment return fluctuates so that an investor's shares may be worth more or less than their original cost upon redemption.

DREYFUS DISCIPLINED EQUITY INCOME FUND
STATEMENT OF INVESTMENTS                                                                    APRIL 30, 1997 (UNAUDITED)
Common Stocks_96.5%                                                                                Shares             Value
                                                                                                   _______            ______
  Basic Industries_4.0%              Dow Chemical...........................                         2,900     $     246,138
                                     duPont (EI) de Nemours.................                         1,300           138,285
                                     Goodrich (B.F.)........................                         2,000            79,750
                                     Kimberly-Clark.........................                         3,300           169,125
                                     Lubrizol...............................                         2,450            80,237
                                     Mead...................................                         1,400            78,575
                                     Rohm & Haas............................                           900            74,925
                                     Weyerhaeuser...........................                         1,450            66,338
                                                                                                                     _______
                                                                                                                     933,373
                                                                                                                     _______
  Capital Spending_17.9%             Avnet.....................                                      1,000            60,875
                                     BCE........................................                     4,100           191,162
                                     Boeing......................................                    1,444           142,415
                                     Caterpillar............................                         1,900           169,100
                                     Cooper Industries......................                         2,700           124,200
                                     Deere & Co.............................                         1,700           78,200
                                     Eaton.......................................                    1,250            93,594
                                     Emerson Electric.......................                         1,600            81,200
                                     General Electric.......................                         5,950           658,799
                                     General Motors, Cl. H..................                         2,800           150,500
                                     General Signal.........................                         2,200            86,350
                                     Harnischfeger Industries...............                         1,700            70,762
                                     Hewlett-Packard........................                         2,900           152,250
                                     Illinois Tool Works....................                           900            82,238
                                     Ingersoll-Rand.........................                         2,200           108,075
                                     Intel.......................................                    3,050           467,031
                                     International Business Machines........                         2,450           393,838
                                     Lockheed Martin........................                           856            76,612
                                     Omnicom Group..........................                         1,150            60,950
                                     PPG Industries.........................                         2,400           130,500
                                     Pitney Bowes...........................                         2,400           153,600
                                     Reynolds & Reynolds, Cl. A.............                         4,300            89,225
                                     Rockwell International.................                         1,250            83,125
                                     Texas Instruments......................                           600            53,550
                                     United Technologies....................                         2,000           151,250
                                     Xerox..................................                         4,750           292,125
                                                                                                                     _______
                                                                                                                   4,201,526
                                                                                                                     _______
  Consumer Cyclical_8.8%             American Greetings, Cl. A....                                   2,700            86,400
                                     American Stores........................                         1,400           63,700
                                     Dayton Hudson..........................                         3,150           141,750
                                     Disney (Walt)..........................                         1,600           131,200
                                     Ford Motor.............................                         8,600           298,850
                                     Gannett................................                           500            43,625
                                     Gap..........................                                   2,650            84,469
                                     General Motors.........................                           750            43,406
                                     Goodyear Tire & Rubber.................                           800            42,100
                                     Liz Claiborne..........................                         2,000            90,500
                                     Marriott International.................                         2,650           146,412
                                     May Department Stores..................                         3,050           141,063

DREYFUS DISCIPLINED EQUITY INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                        APRIL 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                          Shares             Value
                                                                                                   _______            ______
  Consumer Cyclical (continued)      McGraw-Hill Cos.                                                1,750    $       89,031
                                     NIKE, Cl. B............................                         1,600            90,000
                                     New York Times, Cl. A..................                         1,700            73,525
                                     Penney (J.C.)..........................                         2,000            95,500
                                     Sears, Roebuck.........................                         3,350           160,800
                                     Tandy............................                               1,500            78,563
                                     Wal-Mart Stores........................                         5,700           161,025
                                                                                                                     _______
                                                                                                                   2,061,919
                                                                                                                     _______
  Consumer Staples_14.8%             Anheuser-Busch Cos...........                                   3,400           145,775
                                     Avon Products..........................                         3,300           203,363
                                     Campbell Soup..........................                         2,800           143,150
                                     Coca-Cola..............................                         9,250           588,531
                                     Coca-Cola Enterprises..................                         1,200            72,450
                                     Colgate-Palmolive......................                         1,200           133,200
                                     ConAgra................................                         2,400           138,300
                                     Dole Food..............................                         1,350            55,013
                                     Eastman Kodak..........................                         2,250           187,881
                                     First Brands...........................                         1,350            34,256
                                     Gillette..........................                              2,850           242,250
                                     Hershey Foods..........................                         1,500            81,375
                                     Johnson & Johnson......................                         5,000           306,250
                                     PepsiCo................................                         1,100            37,879
                                     Philip Morris Cos. ....................                        10,350           407,531
                                     Procter & Gamble.......................                         2,500           314,375
                                     Ralston-Purina Group...................                           550            45,306
                                     Sara Lee...............................                         2,450           102,900
                                     Seagram................................                         1,100            42,081
                                     Unilever N.V...........................                          1000           196,250
                                                                                                                     _______
                                                                                                                   3,478,116
                                                                                                                     _______
  Energy_10.9%                       Amoco...........................                                2,250           188,156
                                     Atlantic Richfield.....................                         1,200           163,350
                                     British Petroleum, ADS.................                           550            75,694
                                     Chevron................................                         3,500           239,750
                                     Columbia Gas System....................                           800            49,500
                                     Exxon....................                                      11,100           628,538
                                     Kerr-McGee.............................                         1,300            78,487
                                     Mobil....................                                       1,350           175,500
                                     Pacific Enterprises....................                         2,800            85,750
                                     Phillips Petroleum.....................                         3,500           137,813
                                     Royal Dutch Petroleum..................                         2,100           378,525
                                     Sonat                                                           1,350            77,119
                                     Texaco.....................                                     1,950           205,725
                                     Williams Cos. .........................                         1,900            83,362
                                                                                                                     _______
                                                                                                                   2,567,269
                                                                                                                     _______
  Health Care_9.9%                   American Home Products......                                    2,200           145,750
                                     Baxter International...................                         1,000            47,875
                                     Becton, Dickinson......................                         700              32,200

DREYFUS DISCIPLINED EQUITY INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                          APRIL 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                          Shares             Value
                                                                                                   _______            ______
  Health Care (continued)            Bristol-Myers Squibb                                            4,400     $     294,750
                                     Guidant................................                         1,500           102,375
                                     Lilly (Eli)............................                         4,000           351,500
                                     Medtronic..............................                         1,300            90,025
                                     Merck & Co.............................                         5,700           515,850
                                     Pfizer..........................                                4,050           388,800
                                     Schering-Plough........................                         2,500           200,000
                                     SmithKline Beecham, ADS................                         1,900           153,188
                                                                                                                     _______
                                                                                                                   2,322,313
                                                                                                                     _______
  Interest Sensitive_17.1%           Ahmanson (HF) & Co.............                                 1,100            41,937
                                     Allstate...............................                         3,251           212,941
                                     American National Insurance............                         2,100           162,750
                                     Banc One...............................                         4,600           194,925
                                     BankAmerica............................                         2,250           262,969
                                     BankBoston.............................                           960            69,840
                                     Bankers Trust New York.................                         1,600           130,200
                                     Barnett Banks..........................                         2,374           116,029
                                     Bear Stearns Cos.......................                         4,458           135,969
                                     Block (H&R)............................                         3,250           104,812
                                     CIGNA..................................                         2,100           315,788
                                     Chase Manhattan........................                         2,340           216,742
                                     CoreStates Financial...................                         4,050           205,031
                                     Fannie Mae.............................                         4,350           178,894
                                     First Chicago NBD......................                         4,317           242,831
                                     General Re.............................                           400            66,900
                                     ITT Hartford Group.....................                         1,750           130,375
                                     Merrill Lynch..........................                         2,600           247,650
                                     PNC Bank...............................                         5,850           240,581
                                     Providian..............................                         1,450            83,737
                                     SAFECO.................................                         2,550           102,000
                                     Salomon................................                         1,000            50,000
                                     SouthTrust.............................                         2,200            82,225
                                     Summit Bancorp.........................                         2,000            93,000
                                     Travelers Group........................                         3,993           221,112
                                     Union Planters.........................                         2,600           116,025
                                                                                                                     _______
                                                                                                                   4,025,263
                                                                                                                     _______
  Mining And Metals_1.6%             Aluminum Co. of America                                           950            66,381
                                     Freeport-McMoRan Copper & Gold, Cl. B..                         1,200            34,950
                                     Potash Corp. Saskatchewan..............                         1,550           119,156
                                     Reynolds Metals........................                         1,100            74,663
                                     USX-U.S. Steel.........................                         2,800            81,900
                                                                                                                     _______
                                                                                                                     377,050
                                                                                                                     _______
  Transportation_1.5%                Canadian Pacific.........                                       4,600           112,125
                                     Delta Air Lines........................                         1,108           102,075
                                     Illinois Central.......................                         4,200           139,650
 .........                                                                                                            353,850
                                                                                                                     _______
  Utilities_10.0%                    Allegheny Power System.......                                   1,200            31,500

DREYFUS DISCIPLINED EQUITY INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                      APRIL 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                           Shares            Value
                                                                                                   _______            ______
  Utilities (continued)              Ameritech..............                                         4,300     $     262,837
                                     Bell Atlantic..........................                         3,100           210,025
                                     BellSouth..............................                         5,850           260,325
                                     CINergy.......................                                  4,800           159,600
                                     Entergy.......................                                  4,750           111,031
                                     GPU.......................                                      2,900            93,525
                                     GTE.......................                                      8,550           392,231
                                     NYNEX.......................                                    5,050           261,338
                                     SBC Communications.....................                         4,700           260,850
                                     Southern...............................                         4,450            90,669
                                     Texas Utilities........................                         3,650           123,187
                                     US West Communications Group...........                         2,700            94,838
                                                                                                                     _______
                                                                                                                   2,351,956
                                                                                                                     _______
                                     TOTAL COMMON STOCKS
                                       (cost $18,552,354)...................                                     $22,672,635
                                                                                                                     =======
Convertible Preferred Stocks_1.2%
  Consumer Cyclical_.5%              Kmart Financing, Cum., 7.75%                                      700    $       40,338
                                     TJX Cos., Ser. E, Cum., 7%.............                           300            77,550
                                                                                                                     _______
                                                                                                                     117,888
                                                                                                                     _______
  Consumer Staples_.4%               Case, Ser. A, Cum.,$4.50                                          600            80,100
                                     RJR Nabisco Holdings, Ser. C, Cum., 9.25%                       4,600            27,025
                                                                                                                     _______
                                                                                                                     107,125
                                                                                                                     _______
  Interest Sensitive_.3%             First U.S.A., Ser. A, Cum., 6.25%                                 800            64,800
                                                                                                                     _______
                                     TOTAL CONVERTIBLE PREFERRED STOCKS
                                       (cost $224,917)......................                                   $     289,813
                                                                                                                     =======
                                                                                                  Principal
Convertible Corporate Bonds_.5%                                                                    Amount
                                                                                                   _______
                                     Federated Department Stores, Sub. Deb.,
                                       5%, 10/1/2003........................                $       55,000    $       64,762
                                     Hospitality Franchise, Sub. Deb.,
                                       4.75%, 3/1/2003......................                        40,000            45,250
                                                                                                                     _______
                                     TOTAL CONVERTIBLE CORPORATE BONDS
                                       (cost $108,948)......................                                   $     110,012
                                                                                                                     =======
Short-Term Investments_2.3%
                                     Repurchase Agreements:Goldman Sachs & Company Tri-Party Repurchase
                                       Agreement, 5.375% dated 4/30/97 to be
                                       repurchased at $555,618 on 5/1/97, collateralized
                                       by $572,000 U.S. Treasury Inflation Index Notes,
                                       3.375% due 1/15/2007 (cost $555,535).                 $     555,535     $     555,535
                                                                                                                     =======
TOTAL INVESTMENTS (cost $19,441,754)........................................                        100.5%       $23,627,995
                                                                                                      ====           =======
LIABILITIES, LESS CASH AND RECEIVABLES......................................                          (.5%)    $    (126,636)
                                                                                                      ====           =======
NET ASSETS..................................................................                         100.0%      $23,501,359
                                                                                                      ====           =======
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED EQUITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES                                                                 APRIL 30, 1997 (UNAUDITED)
                                                                                                       Cost            Value
                                                                                                     _______           ______
ASSETS:                          Investments in securities_See Statement of Investments           $19,441,754        $23,627,995
                                 Receivable for investment securities sold..                                             145,628
                                 Dividends and interest receivable..........                                              39,575
                                 Receivable for shares of Capital Stock subscribed                                         3,500
                                                                                                                         _______

                                                                                                                      23,816,698
                                                                                                                         _______
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                            17,164
                                 Due to Distributor.........................                                                 108
                                 Cash overdraft due to Custodian............                                              11,966
                                 Payable for investment securities purchased                                             286,062
                                 Directors' fees payable....................                                                  39
                                                                                                                         _______

                                                                                                                         315,339
                                                                                                                         _______
NET ASSETS..................................................................                                         $23,501,359
                                                                                                                         =======
REPRESENTED BY:                  Paid-in capital............................                                         $18,646,685
                                 Accumulated undistributed investment income-net95,069
                                 Accumulated net realized gain (loss) on investments                                     573,364
                                 Accumulated net unrealized appreciation (depreciation)
                                 .......................        on investments_Note 3                                  4,186,241
                                                                                                                         _______
NET ASSETS..................................................................                                         $23,501,359
                                                                                                                         =======
                                                    NET ASSET VALUE PER SHARE
                                                __________________________________
                                                                                                  Institutional          Retail
                                                                                                      Shares              Shares
                                                                                                      _______             ______
Net Assets..................................................................                     $  5,179,413        $18,321,946
Shares Outstanding..........................................................                          326,710          1,155,773
NET ASSET VALUE PER SHARE...................................................                           $15.85             $15.85
                                                                                                         ====               ====




SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED EQUITY INCOME FUND
STATEMENT OF OPERATIONS                                                    SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME:                          Cash dividends (net of $1,367 foreign taxes
                                     withheld at source)....................                    $   248,116
                                 Interest...................................                         14,301
                                                                                                     ______
                                     Total Income...........................                                       $   262,417
EXPENSES:                        Management fee_Note 2(a)...................                         93,615
                                 Distribution fees (Institutional shares)_Note 2(b)                   5,902
                                 Directors' fees and expenses_Note 2(c).....                            234
                                                                                                     ______
                                     Total Expenses.........................                                            99,751
                                                                                                                        ______
INVESTMENT INCOME_NET.......................................................                                           162,666
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS_Note 3:
                                 Net realized gain (loss) on investments....                    $   579,871
                                 Net unrealized appreciation (depreciation) on investments        1,928,468
                                                                                                     ______
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                         2,508,339
                                                                                                                        ______
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                        $2,671,005
                                                                                                                        ======


SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED EQUITY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                    Six Months Ended
                                                                                      April 30, 1997     Year Ended
                                                                                       (Unaudited)    October 31, 1996*
                                                                                        _________        __________
OPERATIONS:
    Investment income_net.............................................              $     162,666     $     202,762
    Net realized gain (loss) on investments...........................                    579,871           651,540
    Net unrealized appreciation (depreciation) on investments.........                  1,928,468         1,346,152
                                                                                          _______           _______
          Net Increase (Decrease) in Net Assets Resulting from Operations               2,671,005         2,200,454
                                                                                          _______           _______
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income_net:
      Institutional shares............................................                    (33,735)          (85,357)
      Retail shares...................................................                   (122,628)          (64,198)
    Net realized gain on investments:
      Institutional shares............................................                   (156,988)          (24,849)
      Retail shares...................................................                   (500,733)          (38,584)
                                                                                          _______           _______
          Total Dividends.............................................                   (814,084)         (212,988)
                                                                                          _______           _______
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold:
      Institutional shares............................................                    897,660        11,592,746
      Retail shares...................................................                  6,180,948        14,631,001
    Dividends reinvested:
      Institutional shares............................................                    179,684            97,466
      Retail shares...................................................                    527,827            31,502
    Cost of shares redeemed:
      Institutional shares............................................                   (922,497)       (9,633,438)
      Retail shares...................................................                 (3,205,034)       (6,943,843)
                                                                                          _______           _______
          Increase (Decrease) in Net Assets from Capital Stock Transactions             3,658,588         9,775,434
                                                                                          _______           _______
            Total Increase (Decrease) in Net Assets...................                  5,515,509        11,762,900
NET ASSETS:
    Beginning of Period...............................................                 17,985,850         6,222,950
                                                                                          _______           _______
    End of Period.....................................................                $23,501,359       $17,985,850
                                                                                          =======           =======
UNDISTRIBUTED INVESTMENT INCOME_NET...................................             $       95,069    $       88,766
                                                                                          _______           _______




SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED EQUITY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                                                                  Shares
                                                                                   ________________________________________
                                                                                    Six Months Ended
                                                                                     April 30, 1997      Year Ended
                                                                                       (Unaudited)    October 31, 1996*
                                                                                        _________         _________
CAPITAL SHARE TRANSACTIONS:
    Institutional Shares
      ___________
    Shares sold...........................................................                 57,842           879,064
    Shares issued for dividends reinvested................................                 12,539             7,545
    Shares redeemed.......................................................                (61,059)         (712,063)
                                                                                          _______           _______
                                 Net Increase (Decrease) in Shares Outstanding              9,322           174,546
                                                                                          =======           =======
    Retail Shares
      _______
    Shares sold...........................................................                406,083         1,073,130
    Shares issued for dividends reinvested................................                 36,879             2,461
    Shares redeemed.......................................................               (210,882)         (527,503)
                                                                                          _______           _______
                                 Net Increase (Decrease) in Shares Outstanding            232,080           548,088
                                                                                          =======           =======
    *Effective July 15, 1996, Investor Class shares were redesignated as
    Institutional shares and Class R shares were redesignated as Retail shares.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                     Institutional Shares
                                                                       ______________________________________________________
                                                                       Six Months Ended
                                                                        April 30, 1997      Year Ended October 31,
                                                                                          ___________________________________
PER SHARE DATA:                                                          (Unaudited)        1996(1)     1995        1994(2,3)
                                                                       __________________   ____        ____        ____
    Net asset value, beginning of period.................                   $14.49        $12.00     $  9.95      $10.00
                                                                              ____          ____        ____        ____
    Investment Operations:
    Investment income_net................................                      .10           .27         .22         .03
    Net realized and unrealized gain (loss)
      on investments.....................................                     1.89          2.54        2.05        (.08)
                                                                              ____          ____        ____        ____
    Total from Investment Operations.....................                     1.99          2.81        2.27        (.05)
                                                                              ____          ____        ____        ____
    Distributions:
    Dividends from investment income_net.................                     (.11)         (.20)       (.22)          _
    Dividends from net realized gain on investments......                     (.52)         (.12)          _           _
                                                                              ____          ____        ____        ____
    Total Distributions..................................                     (.63)         (.32)       (.22)          _
                                                                              ____          ____        ____        ____
    Net asset value, end of period.......................                   $15.85        $14.49      $12.00     $  9.95
                                                                              ====          ====        ====        ====
TOTAL INVESTMENT RETURN..................................                    14.18%(4)     23.87%      23.20%       (.50%)(4)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets..............                      .57%(4)      1.15%       1.15%        .19%(4)
    Ratio of net investment income
      to average net assets..............................                      .69%(4)      1.81%       2.32%        .44%(4)
    Portfolio Turnover Rate..............................                    15.72%(4)     44.33%      37.57%       5.00%(4)
    Average commission rate paid(5)......................                   $.0562        $.0555           _           _
    Net Assets, end of period (000's Omitted)............                   $5,179        $4,599      $1,714          $1
    (1)  Effective July 15, 1996, Investor Class shares were redesignated as Institutional shares.
    (2)  The Fund commenced operations on September 2, 1994.
    (3)  Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994,
    Mellon Bank, N.A. served as the Fund's investment manager.
    (4)  Not annualized.
    (5)  For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.



SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of
Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                                                                        Retail Shares
                                                                       ______________________________________________________
                                                                       Six Months Ended
                                                                        April 30, 1997      Year Ended October 31,
                                                                                         ____________________________________
PER SHARE DATA:                                                          (Unaudited)        1996(1)     1995        1994(2,3,4)
                                                                       __________________   ____        ____        _____
    Net asset value, beginning of period.................                   $14.49        $12.00     $  9.95      $10.00
                                                                              ____          ____        ____        ____
    Investment Operations:
    Investment income_net................................                      .12           .21         .28         .05
    Net realized and unrealized gain (loss)
      on investments.....................................                     1.89          2.63        2.02        (.10)
                                                                              ____          ____        ____        ____
    Total from Investment Operations.....................                     2.01          2.84        2.30        (.05)
                                                                              ____          ____        ____        ____
    Distributions:
    Dividends from investment income_net.................                     (.13)         (.23)       (.25)          _
    Dividends from net realized gain on investments......                     (.52)         (.12)          _           _
                                                                              ____          ____        ____        ____
    Total Distributions..................................                     (.65)         (.35)       (.25)          _
                                                                              ____          ____        ____        ____
    Net asset value, end of period.......................                   $15.85        $14.49      $12.00     $  9.95
                                                                              ====          ====        ====        ====
TOTAL INVESTMENT RETURN..................................                    14.34%(5)     24.18%      23.48%       (.50%)(5)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets..............                      .45%(5)       .90%        .90%        .15%(5)
    Ratio of net investment income
      to average net assets..............................                      .80%(5)      2.06%       2.57%        .48%(5)
    Portfolio Turnover Rate..............................                    15.72%(5)     44.33%      37.57%       5.00%(5)
    Average commission rate paid (6).....................                   $.0562        $.0555           _           _
    Net Assets, end of period (000's Omitted)............                  $18,322       $13,387      $4,509      $5,005
    (1)  Effective July 15, 1996, Class R shares were redesignated as Retail shares.
    (2)  The Fund commenced operations on September 2, 1994.
    (3)  Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994,
    Mellon Bank, N.A. served as the Fund's investment manager.
    (4)  Effective October 17, 1994, the Fund's Trust shares were redesignated Class R shares.
    (5)  Not annualized.
    (6)  For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1_ SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Disciplined Equity Income Fund (the "Fund") is a series of The Dreyfus/ Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Funds investment objective is to seek an above-average level of income along with moderate long-term growth of income and principal by investing in a diversified list of securities, resulting in a portfolio with a moderate level of risk. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 50 million of $.001 par value Capital Stock. The Fund currently offers two classes of shares:
Institutional (20 million shares authorized) and Retail (30 million shares authorized). Institutional shares are offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor and Retail shares are offered to any investor. Other differences between the two classes include the services offered to and the expenses borne by each class.
    Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (C) REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

DREYFUS DISCIPLINED EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    (D) DISTRIBUTIONS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    On May 5, 1997, the Board of Directors declared dividends from net investment income for the Institutional shares and Retail shares in the amount of $.047 per share and $.057 per share, respectively, payable on May 6, 1997 to shareholders of record on May 5, 1997.
    (E) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2_INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).
    (B) DISTRIBUTION PLAN: The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Act relating to its Institutional shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Institutional shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Institutional shares. The Retail shares bear no distribution fee. During the period ended April 30, 1997, the distribution fee for the Institutional shares was $5,902.
    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
    (C) DIRECTORS' FEES: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: the Dreyfus/Laurel Funds, Inc., the Dreyfus/Laural Tax-Free Municipal Funds, and the Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.
    (D) BROKERAGE COMMISSIONS: During the period ended April 30, 1997, the Fund incurred total brokerage commissions of $10,031, of which $2,790 was paid to Dreyfus Investment Services Corporation, a subsidiary of Mellon Bank.

DREYFUS DISCIPLINED EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 3_ SECURITIES TRANSACTIONS:
    The aggregate amount of purchase and sales of investment securities, excluding short-term securities, during the period ended April 30, 1997, amounted to $6,535,359 and $3,240,257, respectively.
    At April 30, 1997, accumulated net unrealized appreciation on investments was $4,186,241, consisting of $4,321,806 gross unrealized appreciation and $135,565 gross unrealized depreciation.
    At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 4_BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the Facility.



Registration Mark
  [Dreyfus lion "d" logo]
DREYFUS DISCIPLINED EQUITY INCOME FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940










Printed in U.S.A.                        718/318SA974
Registration Mark
 [Dreyfus logo]
Disciplined Equity
Income Fund
Semi-Annual
Report
April 30, 1997

[LOGO]

Dreyfus
Disciplined
Intermediate
Bond Fund
Semi-Annual
Report

April 30, 1997

Dreyfus Disciplined Intermediate Bond Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:
   We are pleased to report the performance of the Dreyfus Disciplined Intermediate Bond Fund for its six-month reporting period ended April 30, 1997 as shown in the following table:

                                                              Income Dividends                Annualized
                                    Total Return*          (Approximate Per Share)    Distribution Rate Per Share***
                                   ---------------        -------------------------   ------------------------------
Institutional Shares                    1.39%                       $.369                       6.16%
Retail Shares                           1.60%                       $.385                       6.41%
Lehman Brothers
   Aggregate Bond Index**               1.70%


THE ECONOMY
   The U.S. economic juggernaut just kept rolling ahead over the reporting period. Inflation remained subdued. The unemployment rate fell to its lowest level in 24 years, and a surge in tax revenues meant good news for the Administration's budget reduction program. Overall, the economic news has been stellar.

   The economy grew at a robust 5.6% annual rate during the first quarter, the best quarter in nine years. Aided by falling energy prices and with no sign of shortages of raw materials, inflation remained in check. On the consumer level, the Consumer Price Index (CPI) remained below 3%. Excluding volatile food and energy prices, the CPI is actually trending downward, so far this year running at an annual rate of 2.5%. Inflation has been further restrained by the strong dollar which has moderated the price of imports and eased potential strains on domestic production capacity.

   The strong economy has put increasing numbers of people to work.
This tightening of the labor market has been a key factor in the implementation of monetary policy by the Federal Reserve Board's Open Market Committee (FOMC). The unemployment rate has been less than 5.5% since
June 1996, the lowest sustained rate since the late 1980s. The rate fell to 4.9% in April of this year, its lowest level in 24 years. So far, neither strong economic growth nor wage increases have resulted in any price pressure at the consumer level.

   Renewed confidence, spurred by increasing job security and low inflation, has resulted in a surge in consumer spending. In the first quarter of the year, spending rose 6.4%, almost double the rate of last year's fourth quarter. The combined six-month performance was the largest increase in consumer spending over the past ten years. Retail sales have spurted in the early part of this year as well; first quarter results were sharply higher than the last quarter of 1996. Not surprisingly, industrial production has been building momentum over the reporting period. The latest report on capacity utilization indicated the highest level in two years. So far, while the potential exists for production bottlenecks, raw materials prices and worker wage demands have remained modest.

   Continued economic growth and the resulting rise in tax revenues have further slashed the Federal budget deficit. Administration officials estimate that this year's deficit will be about $75 billion, its lowest level in 23 years. Such good news on the deficit could make it easier to negotiate the Administration's bipartisan plan to balance the budget by 2002.

   While we seem to be enjoying the best of all possible economic worlds, the potential for future inflation is what concerns the Fed. Such concern resulted in the March decision by the Open Market Committee, the policy-making arm of the Federal Reserve, to raise the Federal Funds rate one-quarter of a percentage point to 5.50%. (The Federal Funds rate is the rate of interest banks charge each other for overnight loans.) The traditional assumption that strong economic growth and low unemployment will eventually result in rising inflation still drives the Fed's monetary policy initiatives. Although there was little reported evidence of incipient inflation, the Fed executed a preemptive move of moderate monetary restraint in March, perhaps to avoid being forced to act more harshly later. There is little reason to suspect that the Fed will soon change this policy.

THE MARKET AND THE PORTFOLIO
   Over the past six months, the bellwether 30-year U.S. Treasury bond has traded in an interest rate range between 7.17% and 6.36%; by the end of the reporting period, the bond yielded 6.96%. Except for a brief extension to 108% during the fourth quarter of 1996, the Fund's duration, a measure of the portfolio's sensitivity to interest rate changes, remained primarily in a range of 95% to 105% of the average duration of the Lehman Brothers Aggregate Bond Index, the Fund's benchmark index. The decision to increase duration in the fourth quarter aided portfolio performance since long-term interest rates declined to 6.64% from 6.92%. At the close of the reporting period, we were cautious regarding the direction of interest rates and maintained a duration slightly below the benchmark index.

   Over the reporting period, the portfolio's sector allocation remained underweighted in Treasury securities and agency issues compared to the Lehman Brothers Aggregate Bond Index. Because of their higher yields and favorable supply-and-demand characteristics, mortgage-backed and corporate securities were overweighted in the portfolio compared to the benchmark index. The decision to overweight mortgage-backed securities helped the portfolio's performance over the reporting period. Corporate bonds underperformed over the past four months as yield spreads widened relative to Treasury securities. We reduced our exposure to corporate bonds by approximately 5% in March due to concerns about the corporate market.
Despite this action, as of April 30, 1997, we remained overweighted in the corporate sector relative to the benchmark index (33% vs. 19%). By the end of the reporting period, we had reduced the portfolio's mortgage exposure to 28% from a high of 35%. Though this sector continued to exhibit strong performance, we were concerned that it might be particularly vulnerable to a market correction.

   We believe that interest rates on 30-year Treasury bonds will most likely remain in a trading range of 7.25% to 6.50% over the next six months. Slower economic growth combined with continued low inflation could settle interest rates toward the lower end of this trading range. A viable budget agreement coupled with continued strong foreign demand for U.S. debt securities could push interest rates toward the 6% level. We are alert to these potential economic developments and currently expect that we would increase the portfolio's duration and reduce its mortgage exposure if we felt the risk of "preemptive" monetary tightening by the Federal Reserve was no longer present.

   Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                                      Very truly yours,

                                         Ridgway Powell
                                         Portfolio Manager
May 15, 1997
New York, N.Y.

  *Total return includes reinvestment of dividends and any capital gains paid. **SOURCE: LEHMAN BROTHERS -- The Lehman Brothers Aggregate Bond Index is a
   widely accepted unmanaged index of corporate, government and government agency debt instruments. Reflects reinvestment of dividends and capital gains.
***Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period.

Dreyfus Disciplined Intermediate Bond Fund
--------------------------------------------------------------------------------
Statement of Investments                                                                           April 30, 1997 (Unaudited)

                                                                                                    Principal
Bonds and Notes--89.8%                                                                                Amount              Value
--------------------------------------------------------------------------------                 ----------------     ------------
                        Banking--5.3%  BankAmerica,
                                         Sub. Notes, 6-7/8%, 2003................                 $ 1,500,000         $ 1,485,603
                                       First Union National Bank of North Carolina,
                                         Sub. Notes, 6.18%, 2006................                    1,250,000(a)        1,164,849
                                       NB Capital Trust IV,
                                         Gtd. CapitalSecurities, 8-1/4%, 2027....                   1,280,000           1,289,856
                                                                                                                      -----------
                                                                                                                        3,940,308
                                                                                                                      -----------
                  Collateralized
             Mortgage Obligaions--.7%  Countrywide Funding,
                                         Mortgage Pass-Through Ctfs.,
                                         Ser. 1994-10, Cl. A-5, 6%, 2009........                      161,401             156,401
                                       Residential Funding Mortgage Securities I,
                                         Mortgage Pass-Through Ctfs.,
                                         Ser. 1994-S10, Cl. A-6, 6-1/2%, 2009....                     389,824             372,508
                                                                                                                      -----------
                                                                                                                          528,909
                                                                                                                      -----------
             Commercial Mortgage
                     Obligations--.9%  Asset Securitization,
                                         Commercial Mortgage Pass-Through Ctfs.,
                                         Ser. 1995-MD IV, Cl. A-1, 7.10%, 2029..                      710,558             708,005
                                                                                                                      -----------
                       Consumer--2.3%  News America Holdings,
                                         Gtd. Sr. Deb., 8%, 2016................                    1,750,000           1,704,114
                                                                                                                      -----------
                  Entertainment--1.7%  Walt Disney,
                                         Sr. Notes, 6-3/8%, 2001................                    1,250,000           1,233,167
                                                                                                                      -----------

                        Finance--9.4%  ERP Operating L.P.,
                                         Notes, 7.57%, 2006.....................                    1,000,000(b)        1,010,429
                                       Ford Motor Credit,
                                         Notes, 6-5/8%, 2003....................                    1,500,000           1,465,476
                                       GMAC,
                                         Sr. Floating Rate Notes, 5.98%, 2002...                    2,000,000(c)        1,995,000
                                       NYNEX Capital Funding,
                                         Gtd. Medium-Term Notes, 7.63%, 1999....                    1,100,000(d)        1,172,782
                                       Salomon:
                                         Medium-Term Floating-Rate Notes,
                                           Ser. D, 6.34%, 1999..................                    1,230,000(c)        1,225,590
                                         Sr. Notes, 7-1/8%, 1999................                      140,000             141,037
                                                                                                                      -----------
                                                                                                                        7,010,314
                                                                                                                      -----------
           Finance/Asset Backed--8.4%  American Airlines Pass-Through Trusts,
                                         Pass Through Ctfs., Ser. 1991-A, 9.71%, 2007               1,123,292           1,240,553
                                       Citibank Credit Card Master Trust I,
                                         Credit Card Participation Ctfs.,
                                         Ser. 1997-3, Cl. A, 6.84%, 2004........                    1,500,000           1,486,875
                                       Green Tree Financial,
                                         Manufactured Housing Contract
                                         Pass-Through Ctfs.,
                                         Ser. 1996-10, Cl. A5, 6.83%, 2028......                    1,000,000             978,125

Dreyfus Disciplined Intermediate Bond Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                                  April 30, 1997 (Unaudited)

                                                                                                    Principal
Bonds and Notes (continued)                                                                           Amount              Value
--------------------------------------------------------------------------------                 ----------------     ------------
     Finance/Asset Backed (continued)  NationsBank Auto Grantor Trust 1995-A,
                                         Asset Backed Ctfs., Cl. A, 5.85%, 2002.                  $   67,554          $    67,389
                                       Premier Auto Trust 1996-2,
                                         Asset Backed Notes, Cl. A-4, 6.575%, 2000                 1,000,000              998,700
                                       WFS Financial Owner Trust,
                                         Auto Receivable Backed Notes,
                                         Ser. 1996-D, Cl. A3, 6.05%, 2001.......                   1,500,000            1,491,094
                                                                                                                      -----------
                                                                                                                        6,262,736
                                                                                                                      -----------
                 Foreign/Yankee--6.4%  Hanson Overseas B.V.,
                                         Gtd. Sr. Notes, 7-3/8%, 2003...........                   1,500,000            1,514,636
                                       Midland Bank plc,
                                         Sub. Notes, 7-5/8%, 2006...............                   1,500,000            1,530,704
                                       Province of Quebec,
                                         Deb., 7.295%, 2006.....................                   1,000,000(e)         1,025,770
                                       Smurfit Capital Funding plc,
                                         (Gtd. by Jefferson Smurfit Group plc),
                                         Deb., 7-1/2%, 2025.....................                     750,000              716,958
                                                                                                                      -----------
                                                                                                                        4,788,068
                                                                                                                      -----------
                     Industrial--3.4%  Columbia/HCA Healthcare,
                                         Notes, 6.91%, 2005.....................                   1,500,000            1,474,835
                                       Hoechst Celanese,
                                         Notes, 6-1/8%, 2004....................                     100,000               94,858
                                       WMX Technologies, Notes,
                                         6.70%, 2001............................                   1,000,000              990,717
                                                                                                                      -----------
                                                                                                                        2,560,410
                                                                                                                      -----------
               U.S. Government
                      Agencies--27.6%  Federal Home Loan Mortgage Corp.:
                                         6.42%, 12/1/2005.......................                    177,509               172,295
                                         Multiclass Mortgage Participation Ctfs.,
                                           REMIC:
                                             Ser. 1453, Cl. S, 6.71%, 2000......                    574,683(f)            543,884
                                             Ser. 1929, Cl. NH, 7-1/2%, 2011....                  1,500,000             1,492,969
                                             Ser. 1279, Cl. PH, 7-1/4%, 2020....                    400,000               394,492
                                       Federal National Mortgage Association:
                                         6-1/2%, 11/1/2025......................                    987,213               933,835
                                         7%, 7/1/2000-5/1/2027..................                  4,719,765(g)          4,645,066
                                         REMIC Trust, Pass-Through Ctfs.
                                           (collateralized by FNMA Pass-Through Ctfs.),
                                           Ser. 1997-30, Cl. VG, 7%, 2012.......                  2,000,000             1,936,875
                                       Government National Mortgage Association I:
                                         6%, 12/15/2008-5/15/2009...............                    891,897               861,234
                                         7%,11/15/2023..........................                  2,115,514             2,057,338
                                         7-1/2%, 6/15/2024-12/15/2026...........                  3,759,817             3,742,149
                                         8%, 2/15/2008-12/15/2022...............                  1,841,724             1,895,649
                                         8-1/2%, 4/15/2025-8/15/2025............                  1,407,879             1,458,187
                                         9-1/2%, 4/15/2018......................                     48,458                52,562
                                       Government National Mortgage Association II:
                                         6-1/2%, 1/20/2024......................                    151,756               154,981
                                         6-7/8%, 11/20/2025.....................                    219,109               223,491
                                                                                                                      -----------
                                                                                                                       20,565,007
                                                                                                                      -----------

Dreyfus Disciplined Intermediate Bond Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                                 April 30, 1997 (Unaudited)

                                                                                                    Principal
Bonds and Notes (continued)                                                                           Amount              Value
--------------------------------------------------------------------------------                 ----------------     ------------
U.S. Government--23.7%                 U.S. Treasury Bonds,
                                         7-1/8%, 5/15/2016......................                  $   800,000         $   818,625
                                       U.S. Treasury Notes:
                                         5-3/4%, 8/15/2003......................                    2,650,000           2,531,164
                                         5-5/8%, 11/30/1998.....................                    5,500,000           5,456,172
                                         5-7/8%, 11/30/2001.....................                    2,000,000           1,946,563
                                         7%, 7/15/2006..........................                    4,500,000           4,578,047
                                         8%, 8/15/1999..........................                    2,250,000           2,328,750
                                                                                                                      -----------
                                                                                                                       17,659,321
                                                                                                                      -----------
                                       TOTAL BONDS AND NOTES
                                         (cost $67,466,863).....................                                      $66,960,359
                                                                                                                      ===========


Short-Term Investments--11.3%
-------------------------------------------------------------------------------
               Commercial Paper--2.7%  American Express,
                                         5.45%, 5/13/1997.......................                 $  2,000,000         $ 2,000,000
           Repurchase Agreement--8.6%  J.P. Morgan Securities, 5.40%
                                         Dated 4/30/1997, due 5/1/1997 in the
                                         amount of $6,382,957 (fully collateralized by
                                         $6,518,000 U.S. Treasury Notes, 65/8%,
                                         4/30/2002 value $6,510,178)............                    6,382,000          6,382,000
                                                                                                                     -----------
                                       TOTAL SHORT-TERM INVESTMENTS
                                         (cost $8,382,000)......................                                     $ 8,382,000
                                                                                                                     ===========

TOTAL INVESTMENTS (cost $75,848,863)............................................                       101.1%        $75,342,359
                                                                                                      =======        ===========
LIABILITIES, LESS CASH AND RECEIVABLES..........................................                        (1.1%)       $  (809,197)
                                                                                                      =======        ===========
NETASSETS.......................................................................                       100.0%        $74,533,162
                                                                                                      =======        ===========

Notes to Statement of Investments:
--------------------------------------------------------------------------------
(a) Reflects date security can be redeemed at holders' option;
    the stated maturity date is 2/15/2036.
(b) Reflects date security can be redeemed at holders' option;
    the stated maturity date is 8/15/2026.
(c) Variable rate security--interest rate subject to periodic change.
(d) Reflects date security can be redeemed at holders' option;
    the stated maturity date is 10/15/2009.
(e) Reflects first date security can be redeemed at holders' option;
    the stated maturity is 7/22/2026.
(f) Inverse floater security--interest rate subject to periodic change.
(g) Partially purchased on a forward commitment basis.

                       See notes to financial statements.

Dreyfus Disciplined Intermediate Bond Fund
------------------------------------------------------------------------
Statement of Assets and Liabilities                                                                    April 30, 1997 (Unaudited)

                                                                                                       Cost           Value
                                                                                                   ------------    ------------
ASSETS:                       Investments in securities--See Statement of Investments               $75,848,863     $75,342,359
                              Cash.............................................                                         262,599
                              Interest receivable..............................                                         888,563
                                                                                                                    -----------
                                                                                                                     76,493,521
                                                                                                                    -----------
LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                          32,567
                              Payable for investment securities purchased......                                       1,927,792
                                                                                                                    -----------
                                                                                                                      1,960,359
                                                                                                                    -----------
NET ASSETS.....................................................................                                     $74,533,162
                                                                                                                    ===========
REPRESENTED BY:               Paid-in capital..................................                                     $75,710,444
                              Accumulated distributions in excess of
                                 investment income--net.........................                                           (560)
                              Accumulated net realized gain (loss) on investments                                      (670,218)
                              Accumulated net unrealized appreciation (depreciation)
                                on investments--Note 3..........................                                       (506,504)
                                                                                                                    -----------
NET ASSETS.....................................................................                                     $74,533,162
                                                                                                                    ===========

                            NET ASSET VALUE PER SHARE
                            -------------------------
                                                                                    Institutional      Retail
                                                                                       Shares          Shares
                                                                                    ------------    ------------
Net Assets.....................................................................      $  105,478      $74,427,684
Shares Outstanding.............................................................           8,722        6,149,457
NET ASSET VALUE PER SHARE......................................................          $12.09           $12.10
                                                                                         ======           ======

                       See notes to financial statements.

Dreyfus Disciplined Intermediate Bond Fund
-------------------------------------------------------------------------------
Statement of Operations                                                       Six Months Ended April 30, 1997 (Unaudited)


INVESTMENT INCOME

INCOME                        Interest Income..................................                                 $2,296,318

EXPENSES:                     Management fee--Note 2(a).........................                $  182,158
                              Distribution fees (Institutional shares)--Note 2(b)                      134
                              Directors' fees and expenses--Note 2(c)...........                       798
                                                                                                ----------
                                   Total Expenses..............................                                    183,090
                                                                                                                ----------

INVESTMENT INCOME--NET..........................................................                                 2,113,228

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:
                              Net realized gain (loss) on investments..........                $   (25,715)
                              Net unrealized appreciation (depreciation) on investments         (1,086,515)
                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................                                 (1,112,230)
                                                                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                                  $1,000,998
                                                                                                                ==========

                       See notes to financial statements.

Dreyfus Disciplined Intermediate Bond Fund
-----------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                                       Six Months Ended
                                                                                        April 30, 1997        Year Ended
                                                                                          (Unaudited)      October 31, 1996*
                                                                                       ----------------    ----------------
OPERATIONS:
  Investment income--net................................................                 $ 2,113,228         $ 1,947,306
  Net realized gain (loss) on investments..............................                      (25,715)           (644,503)
  Net unrealized appreciation (depreciation) on investments............                   (1,086,515)            580,011
                                                                                         -----------         -----------
      Net Increase (Decrease) in Net Assets Resulting from Operations..                    1,000,998           1,882,814
                                                                                         -----------         -----------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net:
    Institutional shares...............................................                       (3,255)            (65,938)
    Retail shares......................................................                   (2,112,219)         (1,879,682)
                                                                                         -----------         -----------
      Total Dividends..................................................                   (2,115,474)         (1,945,620)
                                                                                         -----------         -----------
CAPITAL STOCK TRANSACTIONS--Note 5:
  Net proceeds from shares sold:
    Institutional shares...............................................                        5,180           1,871,917
    Retail shares......................................................                   19,109,315          62,800,824
  Dividends reinvested:
    Institutional shares...............................................                        2,443              54,374
    Retail shares......................................................                      889,474             966,635
  Cost of shares redeemed:
    Institutional shares...............................................                      (27,010)         (1,739,591)
    Retail shares......................................................                   (2,924,086)         (5,299,031)
                                                                                         -----------         -----------
      Increase (Decrease) in Net Assets from Capital Stock Transactions                   17,055,316          58,655,128
                                                                                         -----------         -----------
        Total Increase (Decrease) in Net Assets........................                   15,940,840          58,592,322
NET ASSETS:
  Beginning of Period..................................................                   58,592,322              --
                                                                                         -----------         -----------
  End of Period........................................................                  $74,533,162         $58,592,322
                                                                                         -----------         -----------
                                                                                         -----------         -----------
Undistributed investment income (distributions in excess of investment income)--net      $      (560)        $     1,686
                                                                                         -----------         -----------

CAPITAL SHARE TRANSACTIONS--Note 5:                                                        Shares              Shares
                                                                                         -----------         -----------
  Institutional shares
  --------------------
  Shares sold..........................................................                          432             149,686
  Shares issued for dividends reinvested...............................                          200               4,407
  Shares redeemed......................................................                       (2,202)           (143,801)
                                                                                         -----------         -----------
      Net Increase (Decrease) in Shares Outstanding....................                       (1,570)             10,292
                                                                                         -----------         -----------
                                                                                         -----------         -----------

  Retail Shares
  -------------
  Shares sold..........................................................                    1,561,227           5,108,674
  Shares issued for dividends reinvested...............................                       72,921              79,631
  Shares redeemed......................................................                     (240,115)           (432,881)
                                                                                         -----------         -----------
      Net Increase (Decrease) in Shares Outstanding....................                    1,394,033           4,755,424
                                                                                         -----------         -----------
                                                                                         -----------         -----------

--------------------
*Effective July 15, 1996, Investor Class shares were redesignated as Institutional shares and Class R shares were redesignated as Retail shares.


                       See notes to financial statements.

Dreyfus Disciplined Intermediate Bond Fund
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                        Institutional Shares             Retail Shares
                                                   ---------------------------- ----------------------------
                                                  Six Months Ended  Year Ended  Six Months Ended Year Ended
                                                   April 30, 1997   October 31,  April 30, 1997  October 31,
PER SHARE DATA:                                      (Unaudited)     1996(1,2)     (Unaudited)    1996(1,2)
                                                     -----------     ---------     -----------    ---------
   Net asset value, beginning of period...........     $12.29         $12.50         $12.29         $12.50
                                                       ------         ------         ------         ------
   Investment Operations:
   Investment income--net..........................       .38            .71            .38            .74
   Net realized and unrealized gain (loss)
      on investments..............................       (.21)          (.21)          (.19)          (.21)
                                                       ------         ------         ------         ------
   Total from Investment Operations...............        .17            .50            .19            .53
                                                       ------         ------         ------         ------
   Distributions:
   Dividends from investment income--net...........      (.37)          (.71)          (.38)          (.74)
                                                       ------         ------         ------         ------
   Net asset value, end of period.................     $12.09         $12.29         $12.10         $12.29
                                                       ------         ------         ------         ------
                                                       ------         ------         ------         ------
TOTAL INVESTMENT RETURN...........................       2.80%(3)       4.18%          3.23%(3)       4.45%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets........        .80%(3)        .79%           .55%(3)        .55%
   Ratio of net investment income
      to average net assets.......................       6.20%(3)       5.61%          6.35%(3)       6.29%
   Portfolio Turnover Rate........................      82.35%(4)     198.16%         82.35%(4)     198.16%
   Net Assets, end of period (000's Omitted)......       $105           $126        $74,428        $58,466

-------------------
(1) From November 1, 1995 (commencement of operations) to October 31, 1996.
(2) Effective July 15, 1996, Investor Class shares were redesignated as Institutional shares and Class R shares were redesignated as Retail shares.
(3) Annualized.
(4) Not annualized


                       See notes to financial statements.

Dreyfus Disciplined Intermediate Bond Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

     Dreyfus Disciplined Intermediate Bond Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to outperform the Lehman Brothers Aggregate Bond Index, while maintaining a similar level of risk, by investing primarily in domestic and foreign investment-grade debt securities and by actively managing bond market and maturity exposure. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge. The Fund is authorized to issue 100 million of $.001 par value Capital Stock in each of the following classes of shares: Institutional and Retail. Institutional shares are offered only to the clients of banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Fund's distributor. Retail shares are offered to any investor. Other differences between the two classes include the services offered to and the expenses borne by each class.

     Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

     (a) Portfolio valuation: Investments in securities (excluding short-term investments and U.S. Government obligations) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments in U.S. Government obligations are valued at the mean between quoted bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

     (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.

Dreyfus Disciplined Intermediate Bond Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     (d) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

     (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

     The Fund has an unused capital loss carryover of approximately $645,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, the carryover expires in fiscal 2004.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:
     (a) Investment Management Fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .55% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).

     (b) Distribution plan: The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Institutional shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Institutional shares to compensate the Distributor and Dreyfus Service Corporation,
an affiliate  of  the  Manager,  for  shareholder   servicing  activities  and
the Distributor for activities primarily intended to result in the sale of Institutional shares. The Retail shares bear no distribution fee. During the period ended April 30, 1997, the distribution fee for the Institutional shares was $134.

Dreyfus Disciplined Intermediate Bond Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

     Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

     (c) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 3--Securities Transactions:
     The aggregate amount of purchase and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended April 30, 1997, amounted to $62,849,716 and $51,574,658, respectively.

     At April 30, 1997, accumulated net unrealized depreciation on investments was $506,504, consisting of $177,524 gross unrealized appreciation and $684,028 gross unrealized depreciation.

     At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:
     The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the Facility.

NOTE 5--Acquisition of Common Trust Asset:
     On March 22, 1996, the Fund acquired all of the assets of the TBC Pooled Employee Fixed Income Fund, a trust advised by a subsidiary of Mellon Bank, N.A. The acquisition was accomplished by an exchange of 773,272 Retail shares of the Fund's Capital Stock for cash, securities and assumption of liabilities of the trust totaling $9,472,581 which is included in net proceeds from shares sold on the Statement of Changes in Net Assets.

Dreyfus Disciplined Intermediate
Bond Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940






Printed in U.S.A.                  302/702SA974


DREYFUS DISCIPLINED MIDCAP STOCK FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance of Dreyfus Disciplined Midcap Stock Fund for its six-month reporting period ended April 30, 1997 as shown in the following table:

                                                                                                 Total Return*
                                                                                                 ____________
Institutional Shares                                                                                 6.89%
Retail Shares                                                                                        7.08%
Standard & Poor's 400 MidCap Stock Index**                                                           6.88%

Economic Review
    The Federal Reserve Board (the "Fed") action to raise interest rates in March already has been vindicated by the reported 5.6% rise in first quarter real Gross Domestic Product and by the drop to 4.9% in April's unemployment rate. The economic debate is now divided between 1) those who believe that softer incoming economic data for the second quarter can keep Fed policy on hold, and 2) those who believe the economy is fundamentally too strong, warranting higher rates irrespective of short-term economic fluctuations. Views on the risk of inflation clearly distinguish these camps. To date, a strong dollar has helped mute price inflation, preventing a follow-through from rising wages. Market interest rates are likewise keeping steady until the policy outlook becomes clearer. We believe that some tightening is likely in coming months and this should temper overall growth to sustain a long business cycle.
    First quarter real GDP grew an annualized 5.6% in the quarter and by 4.0% since the first quarter of 1996, both growth rates unseen since 1987/88. Virtually every major economic sector contributed positively to growth. In the early evidence for the second quarter, rising new orders portend continued strength in exports and capital spending. By contrast, retail spending weakened in April and the housing sector slowed. However, real disposable income grew 3.8% in the last year, a pace which, if sustained, should support the upward cycle in consumer spending, while mortgage rates have not yet risen substantially.
    Alongside the recent evidence of slowing consumer demand is the report of the drop in unemployment in April. With this, the labor market is becoming extremely tight. This is raising fears of future inflation even though actual inflation remains modest and despite signs of a slower second quarter economy. Hence, bond yields remain near their recent highs, largely ignoring the bullish news of a Washington agreement to balance the Federal budget. Short-term rates likewise contain built-in expectations for another Fed rate hike in coming weeks.
    If inflation should stay subdued, then the larger risk from the combination of slower economic growth and a tightening labor market is to corporate profits. Through the first quarter, however, profits continued to surprise on the upside, and we expect overall profits to post modest gains in 1997.
    The economy is now embarked on the seventh year for this business cycle. Economic growth is proving stronger than seen since the late 1980s while inflation is still subdued. More Fed tightening would indicate a willingness to err on the side of caution and would thus help sustain the expansion. Market Overview
    The six-month fiscal period ended April 30, 1997 was one of the most volatile in recent stock market history. While the underlying U.S. economy continued to grow with little inflation, investor concerns over the outlook for interest rates and for corporate profits caused major shifts in market sentiment, and hence in prices.
    Early in the half-year period, the dominant market trend was strong, despite nervousness about the solidity of economic growth and the possible reactions of the Fed. The trend picked up steam during the winter, with the Dow Jones Industrial Average ("DJIA") breaking the 7000 mark in mid-February, and then hitting a new high of 7085.16 in mid-
March. However, when the Fed on March 25, in a widely anticipated move, increased its overnight lending rate by one quarter of a percentage point to cool off the economy and "irrational exuberance" in the equity markets, the markets promptly obliged. Between mid-March and mid-April the DJIA dropped 9.8%.
    By then, however, a stream of strong quarterly profit reports were released by major corporations, and the latest Government numbers on inflation appeared reassuring. Moreover, underlying economic expansion continued, but at a pace that appeared sustainable. The market's reaction was to resume the upward trend of earlier in the year, breaking the 7000 level once again on April 30.
    Clearly one of the engines currently driving the market is the profit outlook. According to two companies that monitor profit reports, I.B.E.S. and First Call, overall first-quarter corporate profits ran about 3.7% above forecasts. This reflects the figures from the profit reports of most of the companies in the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index. At the same time, increases in wages and compensation during that same period were modest.
    Big, heavily capitalized and well-established companies were the chief beneficiaries. For the six months under review, the blue chip DJIA gained 17.42%, the S&P 500 rose 14.71%, the Nasdaq was up only 3.23% and the Russell 2000 Index of small-cap stocks rose only 1.61%. The mid- and small-cap stocks enjoyed a revival along with the general market in late April and the first few days of May.
    The latest trend could, of course, be affected by a Fed decision to raise interest rates once again. However, there is no denying the resilience displayed by the equity markets, especially the larger issues, in the closing days of the Fund's latest fiscal period.
Porfolio Focus
    In accordance with our customary investing discipline, we managed the portfolio during the past six months in a manner to stay very close to the industry sector allocations represented in the S&P 400 MidCap Index. This entailed a modest exposure to higher growth stocks that, as it turned out, did not perform as well as issues with lower growth characteristics. A case in point was the networking group of stocks, which performed poorly. Holdings in 3COM Corp., in particular, penalized the Fund's six-month results.
    On the other hand, positive results were provided by such holdings as Fort Howard Corp., Applied Materials, DeKalb Genetics Corp., City National Corp. and AES Corp.
    In recent weeks, mid-cap and smaller cap companies appear to have come back into favor among investors. We will continue applying our investment disciplines to attempt to take advantage of such trends as they occur.
                              Sincerely,
                          [John R. O'Toole, C.F.A. signature logo]
                              John R. O'Toole, C.F.A.
                              Portfolio Manager
May 16, 1997
New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid.
**SOURCE: LIPPER ANALYTICAL SERVICES, INC. _ Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's MidCap 400 Index is a broad-based index of 400 companies and is a widely accepted, unmanaged index of medium-cap stock market performance.

DREYFUS DISCIPLINED MIDCAP STOCK FUND
STATEMENT OF INVESTMENTS                                                                       APRIL 30, 1997 (UNAUDITED)
Common Stocks_97.0%                                                                                 Shares            Value
                                                                                                   _______            ______
  Basic Industries_7.1%              ABT Building Products..                                         4,800 (a)    $  103,200
                                     Centex Construction Products...........                         2,800            51,800
                                     Cytec Industries.......................                         7,900 (a)       297,237
                                     Fort Howard............................                         6,200 (a)       213,512
                                     International Specialty Products.......                        15,900 (a)       206,700
                                     Lennar.....................................                     5,300           142,437
                                     Lubrizol...............................                         5,700           186,675
                                     Owens-Illinois.........................                         7,900 (a)       213,300
                                     Rohm & Haas............................                         3,200           266,400
                                     Sigma-Aldrich..........................                         8,500           255,000
                                                                                                                     _______
                                                                                                                   1,936,261
                                                                                                                     _______
  Business Services_8.5%             BISYS Group.....................................                3,200 (a)       102,400
                                     BMC Software...........................                         6,900 (a)       298,425
                                     Cadence Design System..................                         8,300 (a)       265,600
                                     Carbiner...............................                         1,900 (a)       100,700
                                     Cort Business Services.................                         7,200 (a)       184,500
                                     Equifax................................                         6,700           192,625
                                     Gartner Group, Cl. A...................                         5,900 (a)       154,875
                                     HealthCare COMPARE.....................                         4,500 (a)       195,187
                                     Norrell................................                         6,100 (a)       160,887
                                     Reynolds & Reynolds, Cl. A.............                         5,300           109,975
                                     Sapient................................                         2,600            93,275
                                     Sterling Commerce......................                         8,600           222,525
                                     Sykes Enterprises......................                         3,200 (a)        91,200
                                     Veritas Software.......................                         5,000 (a)       168,125
                                                                                                                     _______
                                                                                                                   2,340,299
                                                                                                                     _______
  Capital Spending_15.3%             AVX........                                                    10,200           228,225
                                     Altera......................                                    4,000 (a)       198,250
                                     Applied Materials......................                         4,600 (a)       252,425
                                     Case..                                                          3,500           193,812
                                     Cummins Engine.........................                         2,700           151,538
                                     Danaher................................                         5,600           252,700
                                     Dell Computer..........................                         8,200 (a)       686,238
                                     Global Industrial Technologies.........                        11,600 (a)       211,700
                                     Komag..................................                         5,700 (a)       161,025
                                     Linear Technology......................                         5,100           256,275
                                     Maxim Integrated Products..............                         5,400 (a)       285,525
                                     Novellus Systems.......................                         2,700 (a)       155,925
                                     Sun Microsystems.......................                         5,000 (a)       144,063
                                     3Com .....................................                      2,500 (a)        72,500
                                     Tellabs .....................................                   7,600 (a)       303,050
                                     Timken .....................................                    4,100           238,313
                                     United Waste Systems...................                         4,900 (a)       165,375
                                     Waters .....................................                    8,400 (a)       248,850
                                                                                                                     _______
                                                                                                                   4,205,789
                                                                                                                     _______
  Consumer Cyclical_14.2%            Applebee's International......                                  4,200            98,175
                                     Bowne & Co.............................                         7,800           206,700

DREYFUS DISCIPLINED MIDCAP STOCK FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                            APRIL 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                          Shares             Value
                                                                                                   _______            ______
  Consumer Cyclical (continued)      Callaway Golf......                                             7,900     $     236,013
                                     Carson Pirie Scott.....................                         4,400 (a)       130,900
                                     Furniture Brands International.........                        10,200 (a)       150,450
                                     Great Atlantic & Pacific Tea...........                         8,900           221,387
                                     HFS .....................................                       4,700 (a)       278,475
                                     Harley-Davidson........................                         3,700           146,150
                                     IHOP .....................................                      4,800 (a)       126,000
                                     King World Productions.................                         2,000 (a)        73,000
                                     Lear .....................................                      1,000 (a)        35,750
                                     Leggett & Platt........................                         8,000           278,000
                                     Longs Drug Stores......................                         8,100           204,525
                                     McClatchy Newspapers, Cl. A............                         1,800            45,225
                                     Mercantile Stores......................                         3,500           172,375
                                     Morton International...................                         4,000           167,500
                                     Nautica Enterprises....................                         5,700 (a)       126,113
                                     PACCAR.................................                           900            62,887
                                     Pulitzer Publishing....................                         3,100           139,112
                                     Ross Stores............................                        10,100           284,063
                                     Saks Holdings..........................                         9,800 (a)       187,425
                                     TJX Cos.....................................                    5,500           259,875
                                     V.F.....................................                        2,100           151,463
                                     Washington Post, Cl. B.................                           300           107,775
                                                                                                                     _______
                                                                                                                   3,889,338
                                                                                                                     _______
  Consumer Staples_4.8%              Alberto-Culver, Cl. B.....................................      5,500           160,188
                                     DEKALB Genetics, Cl. B.................                         4,800           302,400
                                     First Brands...........................                         7,200           182,700
                                     Hormel Foods...........................                         8,700           213,150
                                     IBP.....................................                        4,400           104,500
                                     Interstate Bakeries....................                         4,900           254,188
                                     Lancaster Colony.......................                         2,500           102,813
                                                                                                                     _______
                                                                                                                   1,319,939
                                                                                                                     _______
  Energy_8.5%                        Brooklyn Union Gas...............                               5,500           150,562
                                     Chesapeake Energy......................                        10,000 (a)       151,250
                                     Cliffs Drilling........................                         2,400 (a)       146,400
                                     Helmerich & Payne......................                         4,100           195,775
                                     MAPCO......................                                     4,400           130,350
                                     National Fuel Gas......................                         6,200           258,075
                                     Noble Drilling.........................                        10,700 (a)       185,913
                                     Parker & Parsley Petroleum.............                         3,700           122,100
                                     Reading & Bates........................                        10,900 (a)       243,888
                                     Rowan Cos..............................                         8,900 (a)       160,200
                                     Tosco......................                                     7,800           231,075
                                     Williams Cos...........................                         8,000           351,000
                                                                                                                     _______
                                                                                                                   2,326,588
                                                                                                                     _______
  Finance_16.5%                      American Bankers Insurance Group                                5,600           296,100
                                     American National Insurance............                         2,100           162,750
                                     Barnett Banks..........................                         7,100           347,013

DREYFUS DISCIPLINED MIDCAP STOCK FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                           APRIL 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                           Shares            Value
                                                                                                   _______            ______
  Finance (continued)                Bear Stearns Cos.........                                       8,500     $     259,250
                                     City National..........................                        15,800           361,425
                                     Commercial Federal.....................                         6,100           204,350
                                     Cullen Frost Bankers...................                         6,700           234,500
                                     Donaldson, Lufkin & Jenrette...........                         4,600           198,375
                                     FIRSTPLUS Financial Group..............                         2,400 (a)        53,100
                                     First Virginia Banks...................                         6,000           310,500
                                     Lehman Brothers Holdings...............                         6,600           223,575
                                     Old Republic International.............                         6,800           192,100
                                     PMI Group..............................                         4,400           224,950
                                     Pacific Century Financial..............                         6,200           265,050
                                     ReliaStar Financial....................                         4,000           242,000
                                     SouthTrust.............................                         8,400           313,950
                                     State Street...........................                         3,100           244,125
                                     T. Rowe Price Associates...............                         4,600           212,750
                                     Torchmark..............................                         2,800           173,950
                                                                                                                     _______
                                                                                                                   4,519,813
                                                                                                                     _______
  Health Care_7.4%                   Ballard Medical Products....                                   11,300           214,700
                                     Biogen...........................                               5,800 (a)       185,600
                                     Biomet...........................                               6,800 (a)       103,275
                                     DePuy...........................                                7,500 (a)       157,500
                                     Dura Pharmaceuticals...................                         4,600 (a)       133,400
                                     Elan A.D.S.............................                         7,400 (a)       251,600
                                     Guidant................................                         2,900           197,925
                                     Jones Medical Industries...............                         3,100           109,275
                                     Medtronic..............................                         2,600           180,050
                                     Oxford Health Plans....................                         2,300 (a)       151,512
                                     Serologicals...........................                         5,200 (a)        83,850
                                     Watson Pharmaceuticals.................                         7,000 (a)       250,250
                                                                                                                     _______
                                                                                                                   2,018,937
                                                                                                                     _______
  Mining and Metals_1.6%             Alumax................                                          1,500 (a)        54,750
                                     Ashland Coal...........................                         1,500            39,937
                                     Belden.........................                                 8,000           246,000
                                     Cleveland-Cliffs.......................                         1,500            63,562
                                     Cyprus Amax Minerals...................                         1,600            35,800
                                                                                                                     _______
                                                                                                                     440,049
                                                                                                                     _______
  Transportation_1.4%                Comair Holdings..........                                       7,900           166,887
                                     Illinois Central.......................                         6,600           219,450
                                                                                                                     _______
                                                                                                                     386,337
                                                                                                                     _______
  Utilities_11.7%                    AES..........................                                   8,600 (a)       561,150
                                     Baltimore Gas & Electric...............                        10,000           255,000
                                     Boston Edison..........................                        12,000           306,000
                                     Century Telephone Enterprises..........                         7,300           218,088
                                     Commonwealth Energy Systems............                        15,400           336,875
                                     DQE..........................                                   7,600           209,950
                                     GPU..........................                                  10,500           338,625

DREYFUS DISCIPLINED MIDCAP STOCK FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                  APRIL 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                           Shares            Value
                                                                                                   _______            ______
  Utilities (continued)             Illinova...............                                         10,500     $     236,250
                                     PECO Energy............................                         6,900           136,275
                                     Pinnacle West Capital..................                         9,700           276,450
                                     Tel-Save Holdings......................                         2,800            39,200
                                     TheraTech..............................                         5,100            47,175
                                     United States Cellular.................                         9,700 (a)       242,500
                                                                                                                     _______
                                                                                                                   3,203,538
                                                                                                                     _______
                                     TOTAL COMMON STOCKS
                                       (cost $ 23,243,997)..................                                     $26,586,888
                                                                                                                     =======
                                                                                                   Principal
Short-Term Investments_3.0%                                                                         Amount
                                                                                                   _______
  Repurchase Agreements:             Goldman, Sachs & Company, Tri-Party Repurchase
                                       Agreement, 5.375% dated 4/30/1997 to be
                                       repurchased at $835,269 on 5/1/1997,
                                       collateralized by $859,000 U.S. Treasury Index
                                       Inflation Notes, 3.375% due 1/15/2007
                                       (cost $835,144)                                       $     835,144     $     835,144
                                                                                                                     =======
TOTAL INVESTMENTS (cost $24,079,141)........................................                        100.0%       $27,422,032
                                                                                                      ====           =======
LIABILITIES, LESS CASH AND RECEIVABLES......................................                           (.0%)   $      (4,994)
                                                                                                      ====           =======
NET ASSETS..................................................................                         100.0%      $27,417,038
                                                                                                      ====           =======
Notes to Statement of Investments:
    (a)  Non-income producing.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED MIDCAP STOCK FUND
STATEMENT OF ASSETS AND LIABILITIES                                                         APRIL 30, 1997 (UNAUDITED)
                                                                                                   Cost              Value
                                                                                                 _______            _______
ASSETS:                          Investments in securities_See Statement of Investments      $24,079,141        $27,422,032
                                 Cash.......................................                                          1,238
                                 Receivable for investment securities sold..                                        161,171
                                 Dividends and interest receivable..........                                         35,238
                                 Receivable for shares of Capital Stock subscribed                                   10,000
                                                                                                                    _______
                                                                                                                 27,629,679
                                                                                                                    _______
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                       24,313
                                 Due to Distributor.........................                                             84
                                 Payable for investment securities purchased                                        165,372
                                 Payable for shares of Capital Stock redeemed                                        22,828
                                 Directors' fees payable....................                                             44
                                                                                                                    _______
                                                                                                                    212,641
                                                                                                                    _______
NET ASSETS..................................................................                                    $27,417,038
                                                                                                                    =======
REPRESENTED BY:                  Paid-in capital............................                                    $23,290,025
                                 Accumulated undistributed investment income_net                                     37,328
                                 Accumulated net realized gain (loss) on investments                                746,794
                                 Accumulated net unrealized appreciation (depreciation)
                                         on investments_Note 3.......................                             3,342,891
                                                                                                                    _______
NET ASSETS..................................................................                                    $27,417,038
                                                                                                                    =======
                                                     NET ASSET VALUE PER SHARE
                                                __________________________________
                                                                                           Institutional         Retail
                                                                                               Shares            Shares
                                                                                          ______________     ______________
Net Assets..................................................................                  $3,303,893        $24,113,145
Shares Outstanding..........................................................                     251,425          1,834,044
NET ASSET VALUE PER SHARE...................................................                      $13.14             $13.15
                                                                                                    ====               ====
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED MIDCAP STOCK FUND
STATEMENT OF OPERATIONS                                                         SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME:                          Cash dividends.............................                     $   148,181
                                 Interest...................................                          22,792
                                                                                                      ______
                                       Total Income.........................                                     $   170,973
EXPENSES:                        Management fee_Note 2(a)...................                         125,670
                                 Distribution fees (Institutional Shares)_Note 2(b)                    4,274
                                 Directors' fees and expenses_Note 2(c).....                             265
                                                                                                      ______
                                       Total Expenses.......................                                         130,209
                                                                                                                      ______
INVESTMENT INCOME_NET.......................................................                                          40,764
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS_Note 3:
                                 Net realized gain (loss) on investments....                     $   747,790
                                 Net unrealized appreciation (depreciation) on investments           453,357
                                                                                                      ______
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                       1,201,147
                                                                                                                      ______
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                      $1,241,911
                                                                                                                      ======
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED MIDCAP STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                           Six Months Ended
                                                                                             April 30, 1997       Year Ended
                                                                                              (Unaudited)      October 31, 1996*
                                                                                               _________           _________
OPERATIONS:
    Investment income_net.................................................              $         40,764    $         71,325
    Net realized gain (loss) on investments...............................                       747,790           2,762,632
    Net unrealized appreciation (depreciation) on investments.............                       453,357             580,279
                                                                                                 _______             _______
          Net Increase (Decrease) in Net Assets Resulting from Operations.                     1,241,911           3,414,236
                                                                                                 _______             _______
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income_net:
      Institutional shares................................................                          (888)            (13,773)
      Retail shares.......................................................                       (18,442)            (71,135)
    Net realized gain on investments:
      Institutional shares................................................                      (493,147)            (82,775)
      Retail shares.......................................................                    (2,268,268)           (513,426)
                                                                                                 _______             _______
          Total Dividends.................................................                    (2,780,745)           (681,109)
                                                                                                 _______             _______
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold:
      Institutional shares................................................                       704,937          10,484,621
      Retail shares.......................................................                    12,157,062          14,547,685
    Dividends reinvested:
      Institutional shares................................................                       477,146              94,778
      Retail shares.......................................................                     2,067,914             560,917
    Cost of shares redeemed:
      Institutional shares................................................                      (810,951)         (9,412,409)
      Retail shares.......................................................                    (4,488,908)        (13,705,922)
                                                                                                 _______             _______
          Increase (Decrease) in Net Assets from Capital Stock Transactions                   10,107,200           2,569,670
                                                                                                 _______             _______
            Total Increase (Decrease) in Net Assets.......................                     8,568,366           5,302,797
NET ASSETS:
    Beginning of Period...................................................                    18,848,672          13,545,875
                                                                                                 _______             _______
    End of Period.........................................................                  $ 27,417,038        $ 18,848,672
                                                                                                 =======             =======
Undistributed investment income_net.......................................              $         37,328    $         15,894
                                                                                                 _______             _______
CAPITAL SHARE TRANSACTIONS:                                                                      Shares              Shares
                                                                                                 _______             _______
    Institutional Shares
    ___________
    Shares sold...........................................................                        51,280             790,094
    Shares issued for dividends reinvested................................                        37,504               7,750
    Shares redeemed.......................................................                       (60,571)           (693,523)
                                                                                                 _______             _______
          Net Increase (Decrease) in Shares Outstanding...................                        28,213             104,321
                                                                                                 =======             =======
    Retail Shares
    _______
    Shares sold...........................................................                       902,400           1,093,321
    Shares issued for dividends reinvested................................                       162,591              46,164
    Shares redeemed.......................................................                      (320,250)         (1,068,009)
                                                                                                 _______             _______
          Net Increase (Decrease) in Shares Outstanding...................                       744,741              71,476
                                                                                                 =======             =======
*Effective July 15, 1996, Investor Class shares were redesignated as
Institutional shares and Class R shares were redesignated as Retail shares.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED MIDCAP STOCK FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of
Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                                                                     Institutional Shares
                                                                       ___________________________________________________
                                                                        Six Months Ended
                                                                         April 30, 1997        Year Ended October 31,
                                                                                          ________________________________
PER SHARE DATA:                                                           (Unaudited)      1996(1)    1995      1994(2,3)
                                                                          ____________      ____      ____      ____
    Net asset value, beginning of period..............                      $14.36        $11.92   $  9.75    $10.00
                                                                              ____          ____      ____      ____
    Investment Operations:
    Investment income_net.............................                         .01           .04       .09       .05
    Net realized and unrealized gain (loss)
      on investments..................................                         .91          2.98      2.17      (.26)
                                                                              ____          ____      ____      ____
    Total from Investment Operations..................                         .92          3.02      2.26      (.21)
                                                                              ____          ____      ____      ____
    Distributions:
    Dividends from investment income_net..............                          _           (.05)    (.09)      (.04)
    Dividends from net realized gain on investments...                       (2.14)         (.53)        _         _
                                                                              ____          ____      ____      ____
    Total Distributions...............................                       (2.14)         (.58)     (.09)     (.04)
                                                                              ____          ____      ____      ____
    Net asset value, end of period....................                      $13.14        $14.36    $11.92   $  9.75
                                                                              ====          ====      ====      ====
TOTAL INVESTMENT RETURN...............................                        6.89%(4)     26.29%    23.39%    (2.06%)(4)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...........                         .67%(4)      1.35%     1.35%      .80%(4,5)
    Ratio of net investment income
      to average net assets...........................                         .06%(4)       .28%      .86%      .42%(4,5)
    Portfolio Turnover Rate...........................                       26.05%(4)     90.93%    71.00%    83.00%(4)
    Average commission rate paid (6)..................                      $.0394        $.0390         _         _
    Net Assets, end of period (000's Omitted).........                      $3,304        $3,205    $1,417       $54
(1) Effective July 15, 1996, Investor Class shares were redesignated as Institutional shares.
(2) The Fund commenced selling Investor shares on April 6,
1994.
(3) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(4) Not annualized.
(5) These ratios have been restated to reflect current year's presentation.
(6) For fiscal years beginning on November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED MIDCAP STOCK FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of
Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                                                                        Retail Shares
                                                                       __________________________________________________
                                                                        Six Months Ended
                                                                         April 30, 1997       Year Ended October 31,
                                                                                         ________________________________
PER SHARE DATA:                                                           (Unaudited)       1996(1)   1995      1994(2,3)
                                                                          _________         ____      ____      ____
    Net asset value, beginning of period..............                      $14.36        $11.92   $  9.76    $10.00
                                                                              ____          ____      ____      ____
    Investment Operations:
    Investment income_net.............................                         .02           .07       .12       .09(4)
    Net realized and unrealized gain (loss)
      on investments..................................                         .93          2.98      2.16      (.27)
                                                                              ____          ____      ____      ____
    Total from Investment Operations..................                         .95          3.05      2.28      (.18)
                                                                              ____          ____      ____      ____
    Distributions:
    Dividends from investment income_net..............                        (.02)         (.08)     (.12)     (.06)
    Dividends from net realized gain on investments...                       (2.14)         (.53)        _         _
                                                                              ____          ____      ____      ____
    Total Distributions...............................                       (2.16)         (.61)     (.12)     (.06)
                                                                              ____          ____      ____      ____
    Net asset value, end of period....................                      $13.15        $14.36    $11.92   $  9.76
                                                                              ====          ====      ====      ====
TOTAL INVESTMENT RETURN...............................                        7.08%(5)     26.61%    23.57%    (1.77%)(5)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...........                         .55%(5)      1.10%     1.10%     1.13%(5,6,7)
    Ratio of net investment income
      to average net assets...........................                         .20%(5)       .57%     1.11%      .95%(5,6)
    Portfolio Turnover Rate...........................                       26.05%(5)     90.93%    71.00%    83.00%(5)
    Average commission rate paid(8)...................                      $.0394        $.0390        ._        ._
    Net Assets, end of period (000's Omitted).........                     $24,113       $15,644   $12,129   $18,169
(1)  Effective July 15, 1996, Class R shares were redesignated as Retail shares.
(2)  Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994,
Mellon Bank, N.A. served as the Fund's investment manager.
(3)  The Fund commenced operations on November 12, 1993. Any shares outstanding prior to April 4, 1994 were designated as Trust shares. Effective October 17, 1994, the Fund's Trust shares were redesignated as Class R shares.
(4)  Net investment income before reimbursement of expenses by investment adviser for the period ended October 31, 1994 was $.06.
(5)  Not annualized.
(6)  These ratios have been restated to reflect current year's presentation.
(7)  Net annualized expense ratio before voluntary reimbursement of expenses by the investment adviser for the period ended
October 31, 1994 was 1.48%.
(8)  For fiscal years beginning on November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS DISCIPLINED MIDCAP STOCK FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1_SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Disciplined Midcap Stock Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to seek total investment returns (including capital appreciation and income) which consistently outperform the Standard & Poor's 400 Midcap Index. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 82 million of $.001 par value Capital Stock. The Fund currently offers two classes of shares:
Institutional (22 million shares authorized) and Retail (60 million shares authorized). Institutional shares are offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor and Retail shares are offered to any investor. Other differences between the two classes include the services offered to and the expenses borne by each class.
    Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

DREYFUS DISCIPLINED MIDCAP STOCK FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    (d) Distributions to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    On May 5, 1997, the Board of Directors declared a dividend from net investment income to the Retail shares in the amount of $.009 per share payable on May 6, 1997 to shareholders of record on May 5, 1997.
    (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2_INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of 1.10% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).
    (b) Distribution plan: The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Institutional shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Institutional shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Institutional shares. The Retail shares bear no distribution fee. During the period ended April 30, 1997, the distribution fee for the Institutional shares was $4,274.
    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
    (c) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees an d expenses are charged and allocated to each series based on net assets.

DREYFUS DISCIPLINED MIDCAP STOCK FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 3_SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 1997, amounted to $12,524,739 and $5,796,126, respectively.
    At April 30, 1997, accumulated net unrealized appreciation on investments was $3,342,891, consisting of $4,207,561 gross unrealized appreciation and $864,670 gross unrealized depreciation.
    At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 4_BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the Facility.



Registration Mark
  [Dreyfus lion "d" logo]
DREYFUS DISCIPLINED
MIDCAP STOCK FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                        330/730SA974
Registration Mark
  [Dreyfus logo]
Disciplined Midcap
Stock Fund
Semi-Annual
Report
April 30, 1997

Dreyfus
Disciplined
Stock Fund
Semi-Annual
Report


April 30, 1997

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to report the performance of Dreyfus Disciplined Stock Fund for its six-month reporting period ended April 30, 1997, as shown in the following table:

                                                                  Total Return*
                                                                  -------------

         Institutional Shares                                         13.14%
         Retail Shares                                                13.23%
         Standard and Poor's 500 Composite Stock Price Index          14.71%


Economic Review
   The Federal Reserve Board (the "Fed") decision in March to tighten credit already has been vindicated by the reported 5.6% rise in first quarter real Gross Domestic Product and by the drop to 4.9% in April's unemployment rate. The economic debate is now splintered into 1) those who believe that softer incoming economic data for the second quarter can keep Fed policy on hold, and 2) those who believe the economy is fundamentally too strong, warranting higher rates irrespective of short-term economic fluctuations. Views on the risk of inflation clearly distinguish these camps. To date, a strong dollar has helped mute price inflation, preventing a follow-through from rising wages. Market interest rates are likewise treading water until the policy outlook becomes clearer. We believe that some tightening is likely in coming months and this should temper overall growth to sustain a long business cycle.

   First quarter real GDP grew an annualized 5.6% in the quarter and by 4.0% compared to the first quarter of 1996, both growth rates unseen since 1987/88. Virtually every major economic sector contributed positively to growth. In the early evidence for the second quarter, rising new orders portend continued strength in exports and capital spending. By contrast, retail spending weakened in April and the housing sector slowed. However, real disposable income grew 3.8% in the last year, a pace which, if sustained, should support the upward cycle in consumer spending, while mortgage rates have not yet risen substantially.

   Alongside the recent evidence of slowing consumer demand is the report of the drop in unemployment in April. With this, the labor market is becoming extremely tight. This is raising fears of future inflation even though actual inflation remains modest and despite signs of a slower second quarter economy. Hence, bond yields remain near their recent highs, largely ignoring the bullish news of a Washington agreement to balance the Federal budget. Short-term rates likewise contain built-in expectations for another Fed rate hike in coming weeks.

   If inflation should stay subdued, then the larger risk from the combination of slower economic growth and a tightening labor market is to corporate profits. Through the first quarter, however, profits continued to surprise on the upside, and we expect overall profits to post modest gains in 1997.

   The economy has now embarked on the seventh year for this business cycle. Economic growth is proving stronger than seen since the late 1980s while inflation is still subdued. More Fed tightening would indicate a willingness to err on the side of caution and would thus help sustain the expansion.

Market Overview
   The six-month fiscal period ended April 30, 1997 was one of the most volatile in recent stock market history. While the underlying U.S. economy continued to grow with little inflation, investor concerns over the outlook for interest rates and corporate profits caused major shifts in market sentiment, and hence in stock prices.

   Early in the half-year period, the dominant market trend was strong, despite nervousness about the solidity of economic growth and the possible reactions of the Fed. The trend picked up steam during the winter, with the Dow Jones Industrial Average breaking the 7000 mark in mid-February, and then hitting a new high of 7085.16 in mid-March. However, when the Fed on March 25, in a widely anticipated move, increased its overnight lending rate by one quarter of a percentage point to cool off the economy and "irrational exuberance" in the equity markets, the markets promptly obliged. Between mid-March and mid-April the DJIA dropped 9.8%.

   By then, however, a stream of strong quarterly profit reports began issuing from major corporations, and the latest Government numbers on inflation appeared reassuring. Moreover, underlying economic expansion continued, but at a pace that appeared sustainable.

   The market's reaction was to resume the upward trend of earlier in the year, breaking the 7000 level once again on April 30.

   Clearly one of the engines driving the market is the profit outlook. According to two companies that monitor profit reports, I.B.E.S. and First Call, overall first-quarter corporate profits for most companies in The Standard & Poor's 500 Index ran about 3.7% above forecasts. At the same time, increases in wages and compensation during that same period were modest.

   Big, heavily capitalized and well-established companies were the chief beneficiaries. For the six months under review, the blue chip DJIA gained 17.42%, the Standard & Poor's 500 Index rose 14.71%, the Nasdaq was up only 3.23% and the Russell 2000 Index of small-cap stocks only 1.61%. The mid- and small-cap stocks enjoyed a revival along with the general market in late April and the first few days of May.

   The latest trend could, of course, be affected by a Fed decision to raise interest rates once again. However, there is no denying the resilience displayed by the equity markets, especially the larger issues, in the closing days of the Fund's latest fiscal period.


Portfolio Focus
   The predictive power of our quantitative valuation model lessened in the January--March time period; however, we believe it is important to adhere to our disciplined investment process and to continue to emphasize stocks that are undervalued and/or have improving earning momentum. Attempting to manage investment risk, we continue to implement the long-standing policy of being sector- and industry-neutral and fully invested. At the end of the period, the Fund's portfolio included 182 names and was highly diversified with the top ten names accounting for only about 20% of assets.

   The five best performing stocks in the six-month period were Microsoft (+77%), Tosco (+59%), Guidant (+49%), Oxford Health Plans (+45%), and Coca-Cola Enterprises (+42%).

   We are also pleased to report that the Disciplined Stock Fund's Retail shares have been awarded a Five Star Overall Rating by Morningstar. The Morningstar Overall Rating reflects the Fund's historical risk-adjusted performance among 1,929 Domestic Equity Funds covering a five-year track record as of April 30, 1997.***

   We appreciate your investment in the Dreyfus Disciplined Stock Fund.

                                                     Sincerely,



                                                     Bert J. Mullins
                                                     Portfolio Manager



May 14, 1997
New York, N.Y.

*    Total return includes reinvestment of dividends and any capital gains paid.
** SOURCE: LIPPER ANALYTICAL SERVICES, INC.--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
*** SOURCE: MORNINGSTAR, INC.--Morningstar proprietary ratings reflect risk-adjusted performance through 4/30/97. The ratings are subject to change every month. Morningstar ratings are calculated from the Fund's three-, five-, and ten-year returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The Dreyfus
     Disciplined Stock Fund's Retail shares received 5 stars for both the 5- and 3-year periods. It was rated among 1,101 and 1,929 domestic equity funds for the 5- and 3-year periods, respectively. For the 1-year period, the Fund received 5 stars and was rated among 3,081 domestic equity funds. Ten percent of the funds in a rating category receive five stars. Past performance is no guarantee of future results and share price and investment return fluctuate.


Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Investments                                                                April 30, 1997 (Unaudited)
Common Stocks--94.7%                                                                  Shares           Value
-------------------------------------------------------------------------------       ------        --------------
              Basic Industries--4.6%   Dow Chemical.............................       78,900       $    6,696,638
                                       du Pont (El) de Nemours..................      103,700           11,005,162
                                       Fort Howard..............................      118,100(a)         4,067,069
                                       Goodrich (B.F.)..........................       82,400            3,285,700
                                       Kimberly-Clark...........................      178,300            9,137,875
                                       Lubrizol.................................       64,800            2,122,167
                                       Mead.....................................       63,100            3,541,488
                                       Oakwood Homes............................       75,800            1,534,950
                                       Praxair..................................      136,100            7,026,162
                                       Rohm & Haas..............................       44,500            3,704,625
                                       Sealed Air...............................       41,400(a)         1,914,750
                                                                                                    --------------
                                                                                                        54,036,586
                                                                                                    --------------
             Capital Spending--21.4%   AGCO.....................................       91,800            2,375,325
                                       Adaptec..................................       95,900(a)         3,548,300
                                       Applied Materials........................       33,100(a)         1,816,363
                                       Ascend Communications....................        6,200(a)           277,063
                                       Atmel....................................       82,500(a)         2,052,188
                                       Avnet....................................       43,700            2,660,237
                                       BMC Software.............................        3,300(a)           143,137
                                       Boeing...................................       72,537            7,153,962
                                       Cadence Design System....................       67,700(a)         2,166,400
                                       Case.....................................       73,600            4,075,600
                                       Caterpillar..............................       96,800            8,615,200
                                       Cisco Systems............................      109,600(a)         5,671,800
                                       Compaq Computer..........................       95,900(a)         8,187,463
                                       Computer Associates International........      105,400            5,480,800
                                       Dell Computer............................       44,500(a)         3,724,094
                                       Dover....................................       51,600            2,734,800
                                       EMC......................................       84,700(a)         3,080,962
                                       General Electric.........................      230,700           25,578,862
                                       General Motors, Cl. H....................       97,400            5,235,250
                                       General Signal...........................       85,800            3,367,650
                                       HBO & Co.................................       51,000            2,728,500
                                       Harnischfeger Industries.................       93,500            3,891,938
                                       Hewlett-Packard..........................      115,100            6,042,750
                                       Illinois Tool Works......................       53,800            4,915,975
                                       Ingersoll-Rand...........................       78,900            3,875,962
                                       Intel....................................      163,000           24,959,375
                                       International Business Machines..........       90,900           14,612,175
                                       KLA Instruments..........................       15,600(a)           695,760
                                       Lockheed Martin..........................       43,227            3,868,817
                                       Maxim Integrated Products................       43,800(a)         2,315,925
                                       Microsoft................................      245,700(a)        29,852,550
                                       Omnicom Group............................       60,000            3,180,000
                                       Oracle...................................      164,000(a)         6,519,000
                                       PPG Industries...........................       82,500            4,485,937
                                       Pitney Bowes.............................       73,500            4,704,000

Dreyfus Disciplined Stock Fund
------------------------------------------------------------------------------
Statement of Investments (continued)                                                   April 30, 1997 (Unaudited)

Common Stocks (continued)                                                             Shares              Value
-------------------------------------------------------------------------------       ------          ------------
        Capital Spending (continued)   Reynolds & Reynolds, Cl. A...............      125,500         $  2,604,125
                                       Rockwell International...................       39,300            2,613,450
                                       SGS--THOMSON N.V.........................       24,000(a)         1,881,000
                                       Seagate Technology.......................       67,400(a)         3,091,975
                                       Sterling Commerce........................       75,900(a)         1,963,912
                                       Stratus Computer.........................       70,300(a)         2,732,913
                                       Sun Microsystems.........................       70,200(a)         2,022,637
                                       Tellabs..................................      139,600(a)         5,566,550
                                       Thermo Electron..........................       98,800(a)         3,408,600
                                       United States Filter.....................       70,300(a)         2,135,362
                                       United Technologies......................       42,200            3,191,375
                                       Xerox....................................       72,800            4,477,200
                                                                                                    --------------
                                                                                                       250,283,219
                                                                                                    --------------

             Consumer Cyclical--11.1%  American Greetings, Cl. A................      130,800            4,185,600
                                       Boston Chicken...........................       90,700(a)         2,165,463
                                       Clear Channel Communications.............       51,000(a)         2,473,500
                                       Cox Communications, Cl. A................      102,700(a)         2,002,650
                                       Dayton Hudson............................       85,200            3,834,000
                                       Disney (Walt)............................      160,571           13,166,822
                                       Federated Department Stores..............      173,900(a)         5,912,600
                                       Ford Motor...............................      306,600           10,654,350
                                       Gannett..................................       39,800            3,472,550
                                       Gap......................................      208,300            6,639,563
                                       General Motors...........................      135,200            7,824,700
                                       Goodyear Tire & Rubber...................       49,300            2,594,412
                                       Lear.....................................       96,300(a)         3,442,725
                                       Liz Claiborne............................       67,400            3,049,850
                                       Marriott International...................       85,700            4,734,925
                                       NIKE, Cl. B..............................       94,900            5,338,125
                                       New York Times, Cl. A....................      164,700            7,123,275
                                       Nokia, ADS...............................       64,400            4,161,850
                                       Outback Steakhouse.......................       80,500(a)         1,579,813
                                       Safeway..................................      153,000(a)         6,827,625
                                       Sears, Roebuck...........................      172,700            8,289,600
                                       TJX Cos..................................      147,500            6,969,375
                                       Tandy....................................       76,900            4,027,637
                                       Wal-Mart Stores..........................      325,100            9,184,075
                                                                                                    --------------
                                                                                                       129,655,085
                                                                                                    --------------

              Consumer Staples--13.5%  Avon Products............................       96,200            5,928,325
                                       Campbell Soup............................      132,300            6,763,838
                                       Coca-Cola................................      469,700           29,884,662
                                       Coca-Cola Enterprises....................       60,000            3,622,500
                                       Colgate-Palmolive........................       55,300            6,138,300
                                       ConAgra..................................      125,700            7,243,463
                                       Dole Food................................       89,000            3,626,750
                                       Eastman Kodak............................       56,000            4,676,000

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                   April 30, 1997 (Unaudited)

Common Stocks (continued)                                                             Shares           Value
--------------------------------------------------------------------------------     --------       ------------
        Consumer Staples (continued)   First Brands.............................       84,100       $  2,134,037
                                       Gillette.................................      125,300         10,650,500
                                       Hershey Foods............................       68,000          3,689,000
                                       Johnson & Johnson........................      202,800         12,421,500
                                       PepsiCo..................................       53,200          1,831,942
                                       Philip Morris Cos........................      515,500         20,297,813
                                       Procter & Gamble.........................      123,700         15,555,275
                                       Ralston-Purina Group.....................       61,700          5,082,537
                                       Sara Lee.................................       86,200          3,620,400
                                       Seagram..................................       98,500          3,767,625
                                       Unilever N.V.............................       58,800         11,539,500
                                                                                                    ------------
                                                                                                     158,473,967
                                                                                                    ------------

                        Energy--8.7%   British Petroleum, ADS...................       37,035          5,096,942
                                       Chesapeake Energy........................      187,800(a)       2,840,475
                                       Chevron..................................      166,100         11,377,850
                                       Coastal..................................       89,600          4,256,000
                                       Columbia Gas System......................       65,900          4,077,563
                                       Exxon....................................      438,900         24,852,712
                                       Halliburton..............................       47,800          3,375,875
                                       Kerr-McGee...............................       64,200          3,876,075
                                       Noble Drilling...........................      128,300(a)       2,229,213
                                       Phillips Petroleum.......................      160,500          6,319,687
                                       Royal Dutch Petroleum....................      110,100         19,845,525
                                       Sonat....................................       49,700          2,839,113
                                       Tosco....................................      138,100          4,091,212
                                       Union Pacific Resources Group............      106,900          2,899,663
                                       Williams Cos.............................       91,800          4,027,725
                                                                                                    ------------
                                                                                                     102,005,630
                                                                                                    ------------

                   Health Care--9.3%   Amgen....................................      101,600(a)       5,982,534
                                       Becton, Dickinson........................      111,900          5,147,400
                                       Biogen...................................       41,800(a)       1,337,600
                                       Boston Scientific........................       47,200(a)       2,277,400
                                       Bristol-Myers Squibb.....................      113,100          7,408,050
                                       Elan, ADS................................       80,100(a)       2,723,400
                                       Guidant..................................       38,100          2,600,325
                                       Health Management Association............       95,800(a)       2,562,650
                                       Lilly (Eli)..............................      150,000         13,181,250
                                       Merck & Co...............................      260,000         23,530,000
                                       Oxford Health Plans......................       59,300(a)       3,906,387
                                       Pfizer...................................      146,650         14,078,400
                                       PhyCor...................................       72,500(a)       1,930,313
                                       Schering-Plough..........................       98,200          7,856,000
                                       SmithKline Beecham, ADS..................       57,300          4,619,812
                                       Tenet Healthcare.........................      167,061(a)       4,343,586
                                       Teva Pharmicuetical Industries, ADR......       47,800          2,425,850
                                       United Healthcare........................       71,100          3,457,237
                                                                                                    ------------
                                                                                                     109,368,194
                                                                                                    ------------

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                   April 30, 1997 (Unaudited)

Common Stocks (continued)                                                             Shares           Value
--------------------------------------------------------------------------------     --------       ------------
           Interest Sensitive--14.7%   ACE Limited..............................       60,900       $  3,654,000
                                       AMBAC....................................       43,600          2,823,100
                                       Ahmanson (H F) & Co......................       82,900          3,160,563
                                       Allstate.................................      146,030          9,564,965
                                       Banc One.................................      210,000          8,898,750
                                       BankAmerica..............................      137,100         16,023,562
                                       BankBoston...............................       85,780          6,240,495
                                       Barnett Banks............................       78,700          3,846,463
                                       Bear Stearns Cos.........................      189,467          5,778,744
                                       CIGNA....................................       57,400          8,631,525
                                       Chase Manhattan..........................      148,040         13,712,205
                                       Fannie Mae...............................      157,100          6,460,737
                                       First Chicago NBD........................      235,084         13,223,475
                                       General Re...............................       19,100          3,194,475
                                       ITT Hartford Group.......................       61,300          4,566,850
                                       Lehman Brothers Holdings.................       76,000          2,574,500
                                       Merrill Lynch............................       81,800          7,791,450
                                       Old Republic International...............       85,450          2,413,963
                                       PMI Group................................       42,700          2,183,037
                                       PNC Bank.................................      250,300         10,293,588
                                       Providian................................       69,900          4,036,725
                                       Salomon..................................      133,700          6,685,000
                                       SouthTrust...............................      134,400          5,023,200
                                       Summit Bancorp...........................       96,700          4,496,550
                                       Travelers Group..........................      223,900         12,398,462
                                       Union Planters...........................       97,300          4,342,012
                                                                                                    ------------
                                                                                                     172,018,396
                                                                                                    ------------

               Mining & Metals--1.4%   Alumax...................................       12,700(a)         467,900
                                       Aluminum Co. of America..................       46,400          3,242,200
                                       Freeport McMoRan Cooper & Gold, Cl. B....       58,300          1,697,988
                                       Potash Corp. Saskatchewan................       58,800          4,520,250
                                       Reynolds Metals..........................       38,600          2,619,975
                                       USX-U.S. Steel Group.....................      145,400          4,252,950
                                                                                                    ------------
                                                                                                      16,801,263
                                                                                                    ------------

                Transportation--1.5%   Canadian Pacific.........................      239,900          5,848,420
                                       Continental Airlines, Cl. B..............      102,300(a)       3,248,025
                                       Delta Air Lines..........................       32,100          2,957,212
                                       Illinois Central.........................      155,700          5,177,025
                                                                                                    ------------
                                                                                                      17,230,682
                                                                                                    ------------

                     Utilities--8.5%   Allegheny Power System...................       76,600          2,010,750
                                       Ameritech................................      219,400         13,410,825
                                       BellSouth................................      301,900         13,434,550
                                       CMS Energy...............................       44,700          1,419,225
                                       Cable & Wireless, ADS....................       67,400          1,558,625
                                       Entergy..................................      166,300          3,887,263

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                    April 30, 1997 (Unaudited)

Common Stocks (continued)                                                             Shares           Value
--------------------------------------------------------------------------------     --------       ------------
               Utilities (continued)   GPU......................................      108,200      $   3,489,450
                                       GTE......................................      278,900         12,794,537
                                       Illinova.................................       73,000          1,642,500
                                       NYNEX....................................      195,600         10,122,300
                                       PG & E...................................      189,400          4,545,600
                                       SBC Communications.......................      245,700         13,636,350
                                       Southern.................................      128,700          2,622,263
                                       Telefonos de Mexico, Cl. L, ADR..........      114,100          4,706,625
                                       Texas Utilities..........................      201,600          6,804,000
                                       WorldCom.................................      142,700(a)       3,424,800
                                                                                                  --------------
                                                                                                      99,509,663
                                                                                                  --------------
                                       TOTAL COMMON STOCKS
                                         (cost $931,512,907)....................                  $1,109,382,685
                                                                                                  --------------
                                                                                                  --------------

                                                                                     Principal
Short-Term Investments--6.0%                                                           Amount
---------------------------------------------------------------------------------    ----------
              Repurchase Agreements:   Goldman Sachs & Company, Tri-Party Repurchase
                                         Agreement, 5.375% dated 4/30/1997
                                         to be repurchased at $70,651,968 on
                                         5/1/1997, collateralized by $74,710,000
                                         U.S. Treasury Bonds, 6.50% due 11/15/2026
                                         (cost $70,641,421).....................   $70,641,421    $   70,641,421
                                                                                                  --------------
                                                                                                  --------------

TOTAL INVESTMENTS (cost $1,002,154,328).........................................        100.7%    $1,180,024,106
                                                                                        ------    --------------
                                                                                        ------    --------------
LIABILITIES, LESS CASH AND RECEIVABLES..........................................          (.7%)   $   (8,343,970)
                                                                                        ------    --------------
                                                                                        ------    --------------
NET ASSETS......................................................................        100.0%    $1,171,680,136
                                                                                        ------    --------------
                                                                                        ------    --------------

Notes to Statement of Investments:
-------------------------------------------------------------------------------
(a) Non-income producing.

                       See notes to financial statements.

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                      April 30, 1997 (Unaudited)

                                                                                             Cost             Value
                                                                                        --------------    --------------
ASSETS:                       Investments in securities--See Statement of Investments   $1,002,154,328    $1,180,024,106
                              Cash.............................................                                1,589,227
                              Receivable for investment securities sold........                               15,630,024
                              Dividends and interest receivable................                                1,319,593
                              Receivable for shares of Capital Stock subscribed                                1,254,050
                                                                                                          --------------
                                                                                                           1,199,817,000
                                                                                                          --------------


LIABILITIES:                  Due to The Dreyfus Corporation and affiliates..                                    792,814
                              Due to Distributor.............................                                      1,535
                              Payable for shares of Capital Stock redeemed...                                 22,505,137
                              Payable for investment securities purchased....                                  4,835,794
                              Directors' fees payable........................                                      1,584
                                                                                                          --------------
                                                                                                              28,136,864
                                                                                                          --------------

NET ASSETS...................................................................                             $1,171,680,136
                                                                                                          --------------
                                                                                                          --------------


REPRESENTED BY:               Paid-in capital................................                             $  926,299,277
                              Accumulated undistributed investment income--net                                 2,966,014
                              Accumulated net realized gain (loss) on investments                             64,545,067
                              Accumulated net unrealized appreciation (depreciation)
                                on investments--Note 3........................                               177,869,778
                                                                                                          --------------

NET ASSETS...................................................................                             $1,171,680,136
                                                                                                          --------------
                                                                                                          --------------

                                              NET ASSET VALUE PER SHARE
                                              -------------------------

                                                                                         Institutional         Retail
                                                                                            Shares             Shares
                                                                                         -------------    --------------
Net Assets...................................................................              $67,674,579    $1,104,005,557

Shares Outstanding...........................................................                2,402,803        39,203,379

NET ASSET VALUE PER SHARE....................................................                   $28.16            $28.16
                                                                                                ------            ------
                                                                                                ------            ------
                          See notes to financial statements.

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Operations             Six Months Ended April 30, 1997 (Unaudited)

INVESTMENT INCOME

INCOME:                       Cash dividends (net of $58,683 foreign taxes
                                withheld at source)............................                $ 8,793,365
                              Interest.........................................                    624,383
                                                                                               -----------
                                   Total Income................................                                 $  9,417,748



EXPENSES:                     Management fee--Note 2(a).........................                 4,467,858
                              Distribution fees (Institutional shares)--Note 2(b)                   42,714
                              Directors' fees and expenses--Note 2(c)..........                      9,500
                                                                                               -----------
                                   Total Expenses..............................                                    4,520,072
                                                                                                                ------------


INVESTMENT INCOME--NET...........................................................                                  4,897,676



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:
                              Net realized gain (loss) on investments..........                $65,079,939
                              Net unrealized appreciation (depreciation) on investments         49,646,215
                                                                                               -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................                                  114,726,154
                                                                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                                  $119,623,830
                                                                                                                ------------
                                                                                                                ------------
                       See notes to financial statements.

Dreyfus Disciplined Stock Fund
------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                        Six Months Ended
                                                                                         April 30, 1997       Year Ended
                                                                                           (Unaudited)     October 31, 1996*
                                                                                          --------------   -----------------
OPERATIONS:
  Investment income--net................................................                  $    4,897,676     $   7,354,549
  Net realized gain (loss) on investments..............................                       65,079,939        57,954,936
  Net unrealized appreciation (depreciation) on investments............                       49,646,215        67,153,959
                                                                                          --------------     -------------
      Net Increase (Decrease) in Net Assets Resulting from Operations..                      119,623,830       132,463,444
                                                                                          --------------     -------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net:
    Institutional shares...............................................                          (84,452)         (255,975)
    Retail shares......................................................                       (4,168,241)       (6,232,853)
  Net realized gain on investments:
    Institutional shares...............................................                       (1,492,485)         (515,099)
    Retail shares......................................................                      (55,278,901)      (10,485,121)
                                                                                          --------------     -------------
      Total Dividends..................................................                      (61,024,079)      (17,489,048)
                                                                                          --------------     -------------
CAPITAL STOCK TRANSACTIONS--Note 5:
  Net proceeds from shares sold:
    Institutional shares...............................................                      800,435,170         8,663,919
    Retail shares......................................................                      419,672,391       528,257,385
  Dividends reinvested:
    Institutional shares...............................................                        1,504,051           604,405
    Retail shares......................................................                       52,589,984        14,311,078
  Cost of shares redeemed:
    Institutional shares...............................................                     (760,556,635)      (23,996,494)
    Retail shares......................................................                     (230,027,076)     (228,187,217)
                                                                                          --------------     -------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions                      283,617,885       299,653,076
                                                                                          --------------     -------------
        Total Increase (Decrease) in Net Assets........................                      342,217,636       414,627,472
NET ASSETS:
  Beginning of Period..................................................                      829,462,500       414,835,028
                                                                                          --------------     -------------
  End of Period........................................................                   $1,171,680,136     $ 829,462,500
                                                                                          --------------     -------------
                                                                                          --------------     -------------

Undistributed investment income--net....................................                  $    2,966,014     $   2,321,031
                                                                                          --------------     -------------
CAPITAL SHARE TRANSACTIONS--Note 5:
  Institutional Shares                                                                        Shares             Shares
  ---------------------                                                                   --------------     -------------
  Shares sold..........................................................                       28,804,142           359,313
  Shares issued for dividends reinvested...............................                           56,129            26,498
  Shares redeemed......................................................                      (27,275,262)       (1,025,776)
                                                                                          --------------     -------------
      Net Increase (Decrease) in Shares Outstanding....................                        1,585,009          (639,965)
                                                                                          --------------     -------------
                                                                                          --------------     -------------
  Retail Shares
  -------------
  Shares sold..........................................................                       15,261,226        21,523,328
  Shares issued for dividends reinvested...............................                        1,963,350           622,751
  Shares redeemed......................................................                       (8,327,948)       (9,160,744)
                                                                                          --------------     -------------
      Net Increase (Decrease) in Shares Outstanding....................                        8,896,628        12,985,335
                                                                                          --------------     -------------
                                                                                          --------------     -------------

---------------------------
*Effective July 15, 1996, Investor Class shares were redesignated as
 Institutional shares and Class R shares were redesignated as Retail shares.
                       See notes to financial statements.

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                             Institutional Shares
                                                         ----------------------------------------------------
                                                            Six Months Ended       Year Ended October 31,
                                                             April 30, 1997    -------------------------------
PER SHARE DATA:                                                (Unaudited)     1996(1)      1995    1994(2)(3)
                                                         -----------------------------------------------------
   Net asset value, beginning of period.................       $26.64           $22.08      $18.54   $17.86
                                                               ------           ------      ------   ------
   Investment Operations:
   Investment income--net................................         .09              .24         .28      .16
   Net realized and unrealized gain (loss) on investments        3.31             5.11        3.98      .66
                                                               ------           ------      ------   ------
   Total from Investment Operations.....................         3.40             5.35        4.26      .82
                                                               ------           ------      ------   ------
   Distributions:
   Dividends from investment income--net.................        (.10)            (.23)       (.25)    (.14)
   Dividends from net realized gain on investments......        (1.78)            (.56)       (.47)      --
                                                               ------           ------      ------   ------
   Total Distributions..................................        (1.88)            (.79)       (.72)    (.14)
                                                               ------           ------      ------   ------
   Net asset value, end of period.......................       $28.16           $26.64      $22.08   $18.54
                                                               ------           ------      ------   ------
                                                               ------           ------      ------   ------
TOTAL INVESTMENT RETURN.................................        13.14%(4)        24.84%      23.96%    4.62%(4)

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets..............          .57%(4)         1.15%       1.15%     .66%(4,5)
   Ratio of net investment income
      to average net assets.............................          .40%(4)         1.01%       1.36%     .74%(4,5)
   Portfolio Turnover Rate..............................        33.40%(4)        64.47%      60.00%  106.00%
   Average commission rate paid(6)......................       $.0549           $.0485         --         --
   Net Assets, end of period (000's Omitted)............      $67,675          $21,783     $32,189  $19,580

--------------
(1) Effective July 15, 1996, Investor Class shares were redesignated as Institutional shares.
(2) The Fund commenced selling Investor shares on April 6, 1994.
(3) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(4) Not annualized.
(5) These ratios have been restated to reflect current year's presentation.
(6) For fiscal years beginning on November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

                       See notes to financial statements.

Dreyfus Disciplined Stock Fund
------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                          Retail Shares
                                                -------------------------------------------------------------------
                                                Six Months Ended              Year Ended October 31,
                                                 April 30, 1997     -----------------------------------------------
PER SHARE DATA:                                    (Unaudited)      1996(1)    1995    1994(2,3)   1993      1992
                                                ----------------    ------    ------   --------   -------   -------
   Net asset value, beginning of period.......        $26.65        $22.09    $18.54    $18.69    $17.21    $16.40
                                                      ------        ------    ------    ------    ------    ------
   Investment Operations:
   Investment income--net......................          .13           .28       .30       .26(4)    .30(5)    .27(5)
   Net realized and unrealized gain (loss)
      on investments..........................          3.30          5.13     4.02       .25       2.56      1.33
                                                      ------        ------    ------    ------    ------    ------
   Total from Investment Operations...........          3.43          5.41     4.32       .51       2.86      1.60
                                                      ------        ------    ------    ------    ------    ------
   Distributions:
   Dividends from investment income--net.......         (.14)         (.29)     (.30)     (.26)     (.31)     (.27)
   Dividends from net realized gain on investments     (1.78)         (.56)     (.47)     (.40)    (1.07)     (.52)
                                                      ------        ------    ------    ------    ------    ------
   Total Distributions........................         (1.92)         (.85)     (.77)     (.66)    (1.38)     (.79)
                                                      ------        ------    ------    ------    ------    ------
   Net asset value, end of period.............        $28.16        $26.65    $22.09    $18.54    $18.69    $17.21
                                                      ------        ------    ------    ------    ------    ------
                                                      ------        ------    ------    ------    ------    ------

TOTAL INVESTMENT RETURN.......................         13.23%(6)     25.14%    24.33%     2.82%    17.46%    10.06%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets....           .45%(6)       .90%      .90%      .90%(7)   .90%      .90%
   Ratio of net investment income
      to average net assets...................           .49%(6)      1.23%     1.61%     1.54%     1.82%     1.73%
   Portfolio Turnover Rate....................         33.40%(6)     64.47%    60.00%   106.00%    64.00%    84.00%
   Average commission rate paid(8)............        $.0549        $.0485      --        --        --        --
   Net Assets, end of period (000's Omitted)..    $1,104,005      $807,680  $382,646  $239,069   $92,955   $43,742

-------------------
(1) Effective July 15, 1996, Class R shares were redesignated as Retail shares.
(2) Effective October 17, 1994, the Fund's Trust shares were redesignated Class R shares.
(3) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(4) Net investment income per share before reimbursement of expenses by the investment adviser was $.25 for the year ended October 31, 1994.
(5) Net investment income per share before reimbursement of expenses by the investment adviser were $.24 and $.17, respectively for the years ended October 31, 1993 and 1992.
(6) Not annualized.
(7) Expense ratio before reimbursement of expenses by the adviser was .96% for the year ended October 31, 1994.
(8) For fiscal years beginning on November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

                       See notes to financial statements.

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

     Dreyfus Disciplined Stock Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to seek investment returns (including capital appreciation and income) consistently superior to the Standard & Poor's 500 Composite Stock Price Index by investing in a broadly diversified list of equity securities generated by the application of quantitative security selection and risk control techniques. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 245 million of $.001 par value Capital Stock. The Fund currently offers two classes of shares:
Institutional (80 million shares authorized) and Retail (165 million shares authorized). Retail shares are offered to any investor and Institutional shares are offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the two classes include the services offered to and the expenses borne by each class.

     Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

     (a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

     (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     (d) Distributions to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

     On May 5, 1997, the Board of Directors declared dividends from net investment income for the Institutional shares and Retail shares in the amount of $.044 per share and $.062 per share, respectively, payable on May 6, 1997 to shareholders of record on May 5, 1997.

     (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.


NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

     (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).

     (b) Distribution plan: The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Institutional shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Institutional shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Institutional shares. The Retail shares bear no distribution fee. During the period ended April 30, 1997, the distribution fee for the Institutional shares was $42,714.

     Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

Dreyfus Disciplined Stock Fund
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

     (c) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

     (d) Brokerage commissions: During the period ended April 30, 1997, the Fund incurred total brokerage commissions of $829,748, of which $134,745 was paid to Dreyfus Investment Services Corporation, a subsidiary of Mellon Bank.


NOTE 3--Securities Transactions:

     The aggregate amount of purchase and sales of investment securities, excluding short-term securities, during the period ended April 30, 1997 amounted to $513,204,633 and $326,166,509, respectively.

     At April 30, 1997, accumulated net unrealized appreciation on investments was $177,869,778, consisting of $190,492,100 gross unrealized appreciation and $12,622,322 gross unrealized depreciation.

     At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


NOTE 4--Bank Line of Credit:

     The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the Facility.


NOTE 5--Acquisition of Common Trust Assets:

     On March 22, 1996, the Fund acquired all of the assets of the TBC Pooled Employee Equity Fund, a trust advised by a subsidiary of Mellon Bank. The acquisition was accomplished by an exchange of 538,998 Retail shares of the Fund's Capital Stock for cash, securities and assumption of liabilities of the trust totaling $13,097,649 which is included in net proceeds from shares sold on the Statement of Changes in Net Assets.

[LOGO]
Dreyfus Disciplined Stock Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.                  328/728SA974

[LOGO]
Institutional
Government
Money Market Fund
Semi-Annual
Report
April 30, 1997

Dreyfus Institutional Government Money Market Fund
------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:
   We are pleased to report the performance for Dreyfus Institutional Government Money Market Fund for its six-month reporting period ended April 30, 1997. For the period, your Fund produced an annualized yield of 5.05% and after taking into account the effect of compounding, the annualized effective yield was 5.16%.*

THE ECONOMY

The U.S. economy just kept advancing over the reporting period, while inflation remained subdued. The unemployment rate fell to its lowest level in 24 years, and a surge in tax revenues meant good news for the Administration's budget reduction program. Overall, the economic news has been stellar.

The economy grew at a robust 5.6% annual rate during the first quarter, the best quarter in nine years. Aided by falling energy prices and with no sign of shortages of raw materials, inflation remained in check. The Commerce Department's Implicit Price Deflator, a broad measure of inflation, rose for the same period at a 2.2% pace. On the consumer level, the Consumer Price Index
(CPI) remained below 3%. Excluding volatile food and energy prices, the CPI is actually trending downward, so far this year running at an annual rate of 2.5%. Inflation has been further restrained by the strong dollar which has moderated the price of imports and eased potential strains on domestic production capacity.

The strong economy has put increasing numbers of people to work. This tightening of the labor market has been a key factor in the implementation of monetary policy by the Federal Reserve Board's Open Market Committee (FOMC) . The unemployment rate has been less than 5.5% since June 1996, the lowest sustained rate since the late 1980s. The rate fell to 4.9% in April of this year, its lowest level in 24 years. So far, neither strong economic growth nor wage increases have resulted in any price pressure at the consumer level. Through the first quarter (the latest available data), total employment costs (including wages and benefits) rose about the same as inflation.

Renewed confidence, spurred by increasing job security and low inflation, has resulted in a surge in consumer spending. In the first quarter of the year, spending rose 6.4%, almost double the rate of the fourth quarter. The combined six-month performance was the largest increase in consumer spending over the past ten years. Retail sales have spurted in the early part of this year as well; first quarter results were sharply higher than the last quarter of 1996. Not surprisingly, industrial production has been building momentum over the reporting period. The latest report on capacity utilization indicated the highest level in two years. So far, while the potential exists for production bottlenecks, raw materials prices and worker wage demands have remained modest.

Continued economic growth and the resulting rise in tax revenues have slashed further the Federal budget deficit. Recent estimates by economists suggest that the deficit is at its lowest level in twenty-three years. Such good news on the deficit could make it easier to negotiate the Administration's bipartisan plan to balance the budget by 2002.

While we seem to be enjoying the best of all possible economic worlds, the potential for future inflation is what concerns the Fed. Such concern resulted in the March decision by the Federal Reserve Board's Open Market Committee, the policy-making arm of the Federal Reserve, to raise the Federal Funds rate one quarter of a percentage point to 5.50%. (The Federal Funds rate is the rate of interest banks charge each other for overnight loans.) The traditional assumption that strong economic growth and low unemployment will eventually result in rising inflation still drives the Fed's monetary policy initiatives. Although there was little reported evidence of incipient inflation, the Fed executed a preemptive move of moderate monetary restraint in March, perhaps to avoid being forced to act more harshly later. There is little reason to suspect that the Fed will soon change this policy.

THE MARKET AND THE PORTFOLIO

Money market yields were stable for most of the reporting period remaining well above the rate of inflation. The increase in the Federal Funds rate on March 25, 1997 from 5.25% to 5.50% caused a rise in money market yields of all maturities. This marked the first change in the Federal Funds rate since the Fed lowered the rate to 5.25% in January 1996.

The Fund invests primarily in Government
Obligations. Throughout the reporting period, the Fund's average maturity was held steady at approximately 35 days. However, we are currently targeting a shorter average maturity in anticipation of further increases in interest rates over the next few months.

Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                                                              Very truly yours,


                                                              Laurie Carroll
                                                              Portfolio Manager
May 15, 1997
New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

Dreyfus Institutional Government Money Market Fund
-------------------------------------------------------------------------------
Statement of Investments                                                           April 30, 1997 (Unaudited)
                                                                         Annualized
                                                                          Yield on
                                                                           Date of         Principal
U.S. Government Agencies--66.6%                                            Purchase          Amount            Value
------------------------------------------------------------------       -----------      -----------         -------
Federal Farm Credit Banks, Floating Rate Notes
   5/1/97.........................................................          5.30%         $ 3,475,000     $   3,475,000
   8/1/97.........................................................          5.35            5,000,000         5,000,000
Federal Home Loan Banks, Discount Notes
   7/8/97.........................................................          5.31            6,000,000         5,941,067
   7/10/97........................................................          5.32            6,000,000         5,939,333
   7/14/97........................................................          5.41           10,000,000         9,891,672
   9/8/97.........................................................          5.70           10,000,000         9,798,861
Federal Home Loan Banks, Floating Rate Notes
   12/26/97.......................................................          5.63            5,000,000         5,000,000
Federal Home Loan Mortgage Corp., Discount Notes
   5/2/97.........................................................          5.22           15,000,000        14,997,846
   5/16/97........................................................          5.21           15,000,000        14,967,812
   5/30/97........................................................          5.32           10,000,000         9,957,708
Federal National Mortgage Association, Discount Notes
   5/22/97........................................................          5.31           15,000,000        14,954,063
   5/27/97........................................................          5.29           27,220,000        27,117,687
   6/6/97.........................................................          5.34           10,000,000         9,947,300
   6/30/97........................................................          5.44           16,300,000        16,154,400
   7/18/97........................................................          5.55           10,000,000         9,881,267
                                                                                                          -------------
TOTAL U.S. GOVERNMENT AGENCIES
   (cost $163,024,016)............................................                                        $ 163,024,016
                                                                                                          =============

Repurchase Agreements--33.3%
------------------------------------------------------------------
Donaldson, Lufkin & Jenrette Securities Inc.
   dated 4/30/97, due 5/1/97 in the amount
   of $35,005,226 (fully collateralized by
   $2,444,000 U.S. Treasury Bond 12.50% due
   8/15/2014, and by $31,476,000 U.S. Treasury
   Notes 6.125% to 6.50%, due from 8/31/98 to
   5/31/2001, value $35,762,950)..................................          5.37%         $35,000,000     $  35,000,000
Goldman, Sachs & Co.
   dated 4/30/97, due 5/1/97 in the amount
   of $46,614,516 (fully collateralized by
   $49,292,000 U.S. Treasury Bonds, 6.50%, due
   11/15/2026, value $47,680,478).................................          5.38           46,607,557        46,607,557
                                                                                                          -------------
TOTAL REPURCHASE AGREEMENTS
   (cost $81,607,557).............................................                                        $  81,607,557
                                                                                                          =============

TOTAL INVESTMENTS
   (cost $224,631,573)..................................... 99.9%                                         $244,631,573
                                                           ======                                         ============
CASH AND RECEIVABLES (NET) ................................   .1%                                         $    159,049
                                                           ======                                         ============
NET ASSETS.................................................100.0%                                         $244,790,622
                                                           ======                                         ============


                       See notes to financial statements.

Dreyfus Institutional Government Money Market Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                        April 30, 1997 (Unaudited)
                                                                                            Cost            Value
                                                                                        --------------   -------------

ASSETS:                       Investments in securities--See Statement of Investments
                                (including Repurchase Agreements of $81,607,557)          $244,631,573      $244,631,573
                              Cash.............................................                                    5,372
                              Interest receivable..............................                                  215,873
                                                                                                           -------------
                                                                                                             244,852,818
                                                                                                           -------------


LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                   30,329
                              Due to Distributor...............................                                   31,867
                                                                                                           -------------
                                                                                                                  62,196
                                                                                                           -------------


NET ASSETS.....................................................................                             $244,790,622
                                                                                                           =============

REPRESENTED BY:               Paid-in capital..................................                             $244,800,665
                              Accumulated net realized gain (loss) on investments                                (10,043)
                                                                                                           -------------

NET ASSETS.....................................................................                             $244,790,622
                                                                                                           =============

SHARES OUTSTANDING
(2 billion shares of $.001 par value Capital Stock authorized).................                              244,800,665


NET ASSET VALUE, offering and redemption price per share.......................                                    $1.00
                                                                                                                   -----
                                                                                                                   -----

                            See notes to financial statements.

Dreyfus Institutional Government Money Market Fund
-------------------------------------------------------------------------------
Statement of Operations                                                        Six Months Ended April 30, 1997 (Unaudited)
INVESTMENT INCOME


INCOME                        Interest Income..................................                                 $7,702,474



EXPENSES:                     Management fee--Note 2(a).........................                $200,231
                              Shareholder servicing costs--Note 2(b)............                 216,192
                              Directors' fees and expenses--Note 2(c)...........                  14,413
                                                                                                --------
                                      Total Expenses...........................                                    430,836

INVESTMENT INCOME--NET...........................................................                                7,271,638

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b)...............................                                  (10,043)
                                                                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................                               $7,261,595
                                                                                                                ----------
                       See notes to financial statements.

Dreyfus Institutional Government Money Market Fund
-------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                           Six Months Ended
                                                                            April 30, 1997          Year Ended
                                                                              (Unaudited)        October 31, 1996
                                                                           ----------------     -----------------
OPERATIONS:
  Investment income--net...............................................      $    7,271,638     $    16,670,206
  Net realized gain (loss) on investments..............................             (10,043)              3,935
                                                                            ---------------     ---------------
      Net Increase (Decrease) in Net Assets Resulting from Operations..           7,261,595          16,674,141
                                                                            ---------------     ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net...............................................          (7,271,638)        (16,670,206)
  Net realized gain (loss) on investments..............................              (3,935)             --
                                                                            ---------------     ---------------
      Total Dividends .................................................          (7,275,573)        (16,670,206)
                                                                            ---------------     ---------------
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
  Net proceeds from shares sold........................................       1,119,748,932       2,776,506,338
  Dividends reinvested.................................................           1,456,719           2,946,604
  Cost of shares redeemed..............................................      (1,171,835,171)     (2,999,834,397)
                                                                            ---------------     ---------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions         (50,629,520)       (220,381,455)
                                                                            ---------------     ---------------
        Total Increase (Decrease) in Net Assets........................         (50,643,498)       (220,377,520)
NET ASSETS:
  Beginning of Period..................................................         295,434,120         515,811,640
                                                                            ---------------     ---------------
  End of Period........................................................      $  244,790,622     $   295,434,120
                                                                            ===============     ===============

                       See notes to financial statements.

Dreyfus Institutional Government Money Market Fund
-------------------------------------------------------------------------------
Financial Highlights


     Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the Fund's financial statements.

                                           Six Months Ended               Year Ended October 31,
                                            April 30, 1997   ---------------------------------------------------
PER SHARE DATA:                               (Unaudited)      1996      1995      1994(1)      1993        1992
                                              -----------    ------    ------     --------    ------      ------
   Net asset value, beginning of period...       $1.00       $1.00     $1.00       $1.00       $1.00      $1.00
                                                ------       ------    ------      ------      ------     ------

   Investment Operations:
   Investment income--net.................        .025        .051      .056        .036        .029(2)    .039(2)
                                                ------      ------    ------      ------      ------     ------
   Distributions:
   Dividends from investment income--net...      (.025)      (.051)    (.056)      (.036)      (.029)     (.039)
                                                ------      ------    ------      ------      ------     ------
   Net asset value, end of period........        $1.00       $1.00     $1.00       $1.00       $1.00      $1.00
                                                ======      ======    ======      ======      ======     ======
TOTAL INVESTMENT RETURN..................         5.10%(3)    5.25%     5.71%       3.63%       2.97%      3.92%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets         .30%(3)     .30%      .30%        .30%        .30%       .30%
   Ratio of net investment income
      to average net assets..............         5.05%(3)    5.14%     5.55%       3.60%       2.93%      3.82%

   Net Assets, end of period (000's Omitted)  $244,791    $295,434  $515,812    $470,007    $406,690   $391,364

-------------------
(1) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(2) For the years ended October 31, 1993 and 1992 the investment adviser reimbursed expenses of the Fund amounting to $.0001 and $.0004 per share, respectively.
(3) Annualized.
                        See notes to financial statments.

Dreyfus Institutional Government Money Market Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:
    Dreyfus Institutional Government Money Market Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to seek a high level of current income consistent with stability of principal and conservative investment risk by investing principally in high grade money market instruments issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank"). Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

    (a) Portfolio valuation: Investments are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act of 1940, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

    It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for the Fund; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.

    (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

    (d) Distributions to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

Dreyfus Institutional Government Money Market Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

    (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.


NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

    (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates, to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).

    (b) Shareholder servicing plan: The Fund has adopted a Shareholder Servicing Plan (the "Plan"). Under the Plan, the Fund may pay up to .15% of the value of the average daily net assets annually to compensate certain banks, brokers, dealers or other financial institutions for shareholder services. During the period ended April 30, 1997, the Fund incurred service fees of $216,192.

    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan.

    (c) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. In addition the Chairman of the Board receives an annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.


NOTE 3--Bank Line of Credit:

    The Fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the line of credit.

[LOGO]

Dreyfus Institutional Government
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940


Printed in U.S.A.                      919SA974

[LOGO]
Dreyfus
Institutional Prime
Money Market Fund
Semi-Annual
Report


April 30, 1997

Dreyfus Institutional Prime Money Market Fund
-----------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:
   We are pleased to report the performance for Dreyfus Institutional Prime Money Market Fund for its six-month reporting period ended April 30, 1997. For the period, your Fund produced an annualized yield of 5.17% and after taking into account the effect of compounding, the annualized effective yield was 5.29%.*

THE ECONOMY
   The U.S. economy just kept advancing over the reporting period, while inflation remained subdued. The unemployment rate fell to its lowest level in 24 years, and a surge in tax revenues meant good news for the Administration's budget reduction program. Overall, the economic news has been stellar.
   The economy grew at a robust 5.6% annual rate during the first quarter, the best quarter in nine years. Aided by falling energy prices and with no sign of shortages of raw materials, inflation remained in check. The Commerce Department's Implicit Price Deflator, a broad measure of inflation, rose for the same period at a 2.2% pace. On the consumer level, the Consumer Price Index
(CPI) remained below 3%. Excluding volatile food and energy prices, the CPI is actually trending downward, so far this year running at an annual rate of 2.5%. Inflation has been further restrained by the strong dollar which has moderated the price of imports and eased potential strains on domestic production capacity.
   The strong economy has put increasing numbers of people to work. This tightening of the labor market has been a key factor in the implementation of monetary policy by the Federal Reserve Board's Open Market Committee (FOMC) . The unemployment rate has been less than 5.5% since June 1996, the lowest sustained rate since the late 1980s. The rate fell to 4.9% in April of this year, its lowest level in 24 years. So far, neither strong economic growth nor wage increases have resulted in any price pressure at the consumer level. Through the first quarter (the latest available data), total employment costs (including wages and benefits) rose about the same as inflation.
   Renewed confidence, spurred by increasing job security and low inflation, has resulted in a surge in consumer spending. In the first quarter of the year, spending rose 6.4%, almost double the rate of the fourth quarter. The combined six-month performance was the largest increase in consumer spending over the past ten years. Retail sales have spurted in the early part of this year as well; first quarter results were sharply higher than the last quarter of 1996. Not surprisingly, industrial production has been building momentum over the reporting period. The latest report on capacity utilization indicated the highest level in two years. So far, while the potential exists for production bottlenecks, raw materials prices and worker wage demands have remained modest.
   Continued economic growth and the resulting rise in tax revenues have slashed further the Federal budget deficit. Recent estimates by economists suggest that the deficit is at its lowest level in twenty-three years. Such good news on the deficit could make it easier to negotiate the Administration's bipartisan plan to balance the budget by 2002.
   While we seem to be enjoying the best of all possible economic worlds, the potential for future inflation is what concerns the Fed. Such concern resulted in the March decision by the Federal Reserve Board's Open Market Committee, the policy-making arm of the Federal Reserve, to raise the Federal Funds rate one quarter of a percentage point to 5.50%. (The Federal Funds rate is the rate of interest banks charge each other for overnight loans.) The traditional assumption that strong economic growth and low unemployment will eventually result in rising inflation still drives the Fed's monetary policy initiatives. Although there was little reported evidence of incipient inflation, the Fed executed a preemptive move of moderate monetary restraint in March, perhaps to avoid being forced to act more harshly later. There is little reason to suspect that the Fed will soon change this policy.

THE MARKET AND THE PORTFOLIO
   Money market yields were stable for most of the reporting period remaining well above the rate of inflation. The increase in the Federal Funds rate on March 25, 1997 from 5.25% to 5.5% caused a rise in money market yields of all maturities. This marked the first change in the Federal Funds rate since the Fed lowered the rate to 5.25% in January 1996.
   The Fund invests in high-grade money market instruments. Throughout the reporting period, the Fund's average maturity was held steady at approximately 34 days. However, we are currently targeting a shorter average maturity range in anticipation of further increases in interest rates over the next few months.
   Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                                               Very truly yours,



                                               Laurie Carroll
                                               Portfolio Manager
May 15, 1997
New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

Dreyfus Institutional Prime Money Market Fund
------------------------------------------------------------------------------
Statement of Investments                                                            April 30, 1997 (Unaudited)
                                                                                 Principal
Negotiable Bank Certificates of Deposit--2.8%                                      Amount             Value
-----------------------------------------------------------------------------   ------------       ------------
Dai-Ichi Kangyo Bank Ltd. (Yankee)
   5.52%, 8/29/97 ...........................................................   $ 10,000,000       $ 10,000,000
Sumitomo Bank Ltd. (Yankee)
   5.55%, 11/12/97...........................................................      5,000,000          5,000,257
                                                                                                   ------------
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
   (cost $15,000,257)........................................................                      $ 15,000,257
                                                                                                   ============
Commercial Paper--66.0%
-----------------------------------------------------------------------------

Aetna Services Inc.
   5.58%, 5/27/97 ...........................................................   $ 20,000,000       $ 19,919,833
American Home Products Corp.
   5.58%, 5/19/97 ...........................................................     20,000,000         19,944,500
Anheuser-Busch Companies Inc.
   5.52%, 7/3/97 ............................................................     10,000,000          9,907,250
AON Corp.
   5.68%, 5/9/97-5/15/97 ....................................................     23,700,000         23,658,002
Avon Capital Corp.
   5.66%-5.68%, 6/5/97-6/19/97 ..............................................     21,210,000         21,080,999
Bass Finance (C.I.) LTD.
   5.37%, 5/15/97 ...........................................................     20,815,000         20,772,098
Browning-Ferris Industries Inc.
   5.60%-5.65%, 5/2/97-5/19/97 ..............................................     20,000,000         19,970,586
Burmah Castrol Finance PLC
   5.92%, 10/20/97 ..........................................................      9,400,000          9,141,761
CSC Enterprises
   5.56%-5.58%, 5/12/97-5/13/97 .............................................     23,800,000         23,759,176
Coca-Cola Enterprises Inc.
   5.60%, 6/2/97 ............................................................     20,000,000         19,901,156
Columbia/HCA Healthcare Corp.
   5.63%, 5/20/97 ...........................................................     25,000,000         24,926,243
Credit Suisse Financial Services Inc.
   5.35%, 5/20/97 ...........................................................     10,000,000          9,972,133
FINOVA Capital Corp.
   5.65%, 6/12/97 ...........................................................     15,000,000         14,902,000
Gannett Co.
   5.53%, 6/2/97 ............................................................     23,500,000         23,385,111



Dreyfus Institutional Prime Money Market Fund
------------------------------------------------------------------------------
Statement of Investments (continued)                                                April 30, 1997 (Unaudited)

                                                                                  Principal
Commercial Paper (continued)                                                        Amount             Value
-----------------------------------------------------------------------------    -----------        -----------
General Motors Acceptance Corp.
   5.66%, 5/1/97 ............................................................    $ 6,480,000        $ 6,480,000
Golden Peanut Co.
   5.43%, 5/1/97 ............................................................      4,000,000          4,000,000
Greenwich Funding Corp.
   5.56%-5.64%, 5/12/97-5/13/97 .............................................     20,000,000         19,964,436
Merrill Lynch & Co. Inc.
   5.49%, 5/30/97 ...........................................................     10,000,000          9,956,661
Northern Rock Building Society
   5.53%, 5/28/97 ...........................................................     25,000,000         24,896,875
Sanwa Business Credit Corp.
   5.45%-5.47%, 5/2/97-5/12/97 ..............................................     25,000,000         24,973,742
Windmill Funding Corp.
   5.39%, 5/5/97 ............................................................      7,299,000          7,294,661
                                                                                                   ------------
TOTAL COMMERCIAL PAPER
   (cost $358,807,223).......................................................                      $358,807,223
                                                                                                   ============
Corporate Notes--4.6%
-----------------------------------------------------------------------------

Chase Manhattan Corp.
   5.54%, 1/15/98 ...........................................................   $  5,000,000     $    5,029,358
General Motors Acceptance Corp.
   5.74%, 12/10/97...........................................................      5,140,000          5,137,511
IBM Credit Corp.
   5.79%, 1/28/98 ...........................................................     10,000,000          9,991,033
NationsBank Corp.
   5.53%, 1/15/98 ...........................................................      5,000,000          5,030,459
                                                                                                   ------------
TOTAL CORPORATE NOTES
   (cost $25,188,361)........................................................                     $  25,188,361
                                                                                                  =============
Repurchase Agreements--26.5%
-----------------------------------------------------------------------------

Donaldson, Lufkin & Jenrette Securities Inc.,
   5.375% dated 4/30/97, due 5/1/97 in the
   amount of $50,007,465 (fully collateralized
   by $33,880,000 U.S.Treasury Bonds 10.75% to
   14.00% due 5/15/2003 to 11/15/2011 value $51,141,739)....................   $  50,000,000      $  50,000,000




Dreyfus Institutional Prime Money Market Fund
------------------------------------------------------------------------------
Statement of Investments (continued)                                              April 30, 1997 (Unaudited)
                                                                                  Principal
Commercial Paper (continued)                                                        Amount             Value
-----------------------------------------------------------------------------    -----------        -----------
Goldman, Sachs & Co.,
    5.375% dated 4/30/97, due 5/1/97 in the
    amount of $94,124,273 (fully collateralized
    by $99,531,000 U.S.Treasury Bonds 6.50% due
    11/15/2026 value $96,276,996)............................................   $ 94,110,222       $ 94,110,222
                                                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $144,110,222).......................................................                      $144,110,222
                                                                                                   ============
TOTAL INVESTMENTS
   (cost $543,106,063)................................................  99.9%                      $543,106,063
                                                                       ======                      ============
CASH AND RECEIVABLES (NET) ...........................................    .1%                      $    249,305
                                                                       ======                      ============
NET ASSETS............................................................ 100.0%                      $543,355,368
                                                                       ======                      ============


                       See notes to financial statements.


Dreyfus Institutional Prime Money Market Fund
------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                    April 30, 1997 (Unaudited)

                                                                                                   Cost            Value
                                                                                               -------------    -------------
ASSETS:                       Investments in securities--See Statement of Investments
                                (including Repurchase Agreements of $144,110,222)              $543,106,063     $543,106,063
                              Cash.............................................                                      163,821
                              Interest Receivable..............................                                      749,119
                                                                                                                ------------
                                                                                                                 544,019,003
                                                                                                                ------------


LIABILITIES:                  Due to The Dreyfus Corporation...................                                       66,526
                              Due to Distributor...............................                                       66,526
                              Payable for Capital Stock redeemed...............                                      530,583
                                                                                                                ------------
                                                                                                                     663,635
                                                                                                                ------------

NET ASSETS.....................................................................                                 $543,355,368
                                                                                                                ============

REPRESENTED BY:               Paid-in capital..................................                                 $543,365,167
                              Accumulated net realized gain (loss) on investments                                     (9,799)
                                                                                                                ------------

NET ASSETS.....................................................................                                 $543,355,368
                                                                                                                ============
SHARES OUTSTANDING
(4 billion shares of $.001 par value Capital Stock authorized).................                                  543,365,167

NET ASSET VALUE, offering and redemption price per share.......................                                        $1.00
                                                                                                                      ======

                       See notes to financial statements.



Dreyfus Institutional Prime Money Market Fund
------------------------------------------------------------------------------
Statement of Operations                                                        Six Months Ended April 30, 1997 (Unaudited)


INVESTMENT INCOME


INCOME                        Interest Income..................................                                 $16,738,973


EXPENSES:                     Management fee--Note 2(a).........................                $428,716
                              Shareholder servicing costs--Note 2(b)............                 459,338
                              Directors' fees and expenses--Note 2(c)...........                  30,623
                                                                                                --------

                                   Total Expenses..............................                                     918,677
                                                                                                                 ----------

INVESTMENT INCOME--NET..........................................................                                 15,820,296


NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b)..............................                                     (9,633)
                                                                                                                 ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                                  $15,810,663
                                                                                                                ===========
                       See notes to financial statements.

Dreyfus Institutional Prime Money Market Fund
------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                        Six Months Ended
                                                                                         April 30, 1997          Year Ended
                                                                                           (Unaudited)        October 31, 1996
                                                                                         ----------------     ----------------
OPERATIONS:
  Investment income--net................................................                 $    15,820,296        $    30,143,776
  Net realized gain (loss) on investments..............................                           (9,633)                  (166)
                                                                                         ---------------        ---------------

        Net Increase (Decrease) in Net Assets Resulting from Operations                       15,810,663             30,143,610
                                                                                         ---------------        ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net:...............................................                     (15,820,296)           (30,143,776)
  Net realized gain on investments.....................................                          --                      (2,472)
                                                                                         ---------------        ---------------

        Total Dividends................................................                      (15,820,296)           (30,146,248)
                                                                                         ---------------        ---------------
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
  Net proceeds from shares sold:.......................................                    1,638,426,056          3,991,999,649
  Dividends reinvested:................................................                        6,179,077             12,134,814
  Cost of shares redeemed:.............................................                   (1,676,940,156)        (4,202,033,832)
                                                                                         ---------------        ---------------

        Increase (Decrease) in Net Assets from Capital Stock Transactions                    (32,335,023)          (197,899,369)
                                                                                         ---------------        ---------------

          Total Increase (Decrease) in Net Assets......................                      (32,344,656)          (197,902,007)

NET ASSETS:
  Beginning of Period..................................................                      575,700,024            773,602,031
                                                                                         ---------------        ---------------
  End of Period........................................................                  $   543,355,368        $   575,700,024
                                                                                         ===============        ===============

                       See notes to financial statements.

Dreyfus Institutional Prime Money Market Fund
------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.(1)

                                                Six Months Ended                Year Ended October 31,
                                                 April 30, 1997  ------------------------------------------------------
PER SHARE DATA:                                    (Unaudited)    1996       1995       1994(2)      1993        1992
                                                --------------- -------     ------      -------     -------     -------
   Net asset value, beginning of period.......      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                    -------     -------     -------     -------     -------     -------
   Investment Operations:
   Investment income--net......................        .026        .052        .056        .035        .030(3)     .040(3)
                                                    -------     -------     -------     -------     -------     -------
   Distributions:
   Dividends from investment income--net......        (.026)      (.052)      (.056)      (.035)      (.030)      (.040)
                                                    -------     -------     -------     -------     -------     -------
   Net asset value, end of period.............      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                    =======     =======     =======     =======     =======     =======
TOTAL INVESTMENT RETURN.......................         5.22%(4)    5.33%       5.77%       3.67%       3.04%       4.09%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets....          .30%(4)     .30%        .30%        .29%        .27%        .29%
   Ratio of net investment income
      to average net assets...................         5.17%(4)    5.25%       5.61%       3.58%       2.99%       4.04%
   Net Assets, end of period (000's Omitted)..     $543,355    $575,700    $773,602    $681,781    $824,080    $950,322

----------------
(1) Prior to October 31, 1995, shares of the Fund were designated Class I shares. Effective November 1, 1995, the Fund's Class I and Class II designations were eliminated and the Fund became a single class Fund.

(2) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment mananger. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.

(3) For the years ended October 31, 1993 and 1992 the investment adviser reimbursed expenses of the Fund amounting to $.0005 and $.0001 per share, respectively.

(4) Annualized.

                       See notes to financial statements.

Dreyfus Institutional Prime Money Market Fund
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

     Dreyfus Institutional Prime Money Market Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank"). Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares.

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

     (a) Portfolio valuation: Investments are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act of 1940, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

     It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for the Fund; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.

     (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     (d) Distributions to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

     (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

Dreyfus Institutional Prime Money Market Fund
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

     The Fund has an unused capital loss carryover of $167 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, the carryover expires in fiscal 2004.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

     (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).

     (b) Shareholder servicing plan: The Fund has adopted a Shareholder Servicing Plan (the "Plan"). Under the Plan, the Fund may pay up to .15% of the value of the average daily net assets annually to compensate certain banks, brokers, dealers or other financial institutions for shareholder services. During the period ended April 30, 1997, the Fund incurred service fees of $459,338.

     Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan.

     (c) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 3--Bank Line of Credit:
     The Fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the line of credit.

[LOGO]
Dreyfus Institutional Prime
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940

Printed in U.S.A.                      922SA974

[LOGO]
Institutional
U.S. Treasury
Money Market Fund
Semi-Annual
Report
April 30, 1997

Dreyfus Institutional U.S. Treasury Money Market Fund
-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:
   We are pleased to report the performance for Dreyfus Institutional U.S. Treasury Money Market Fund for its six-month reporting period ended April 30, 1997. For the period, your Fund produced an annualized yield of 4.96% and after taking into account the effect of compounding, the annualized effective yield was 5.07%.*

THE ECONOMY
   The U.S. economy just kept advancing over the reporting period, while inflation remained subdued. The unemployment rate fell to its lowest level in 24 years, and a surge in tax revenues meant good news for the Administration's budget reduction program. Overall, the economic news has been stellar.
   The economy grew at a robust 5.6% annual rate during the first quarter, the best quarter in nine years. Aided by falling energy prices and with no sign of shortages of raw materials, inflation remained in check. The Commerce Department's Implicit Price Deflator, a broad measure of inflation, rose for the same period at a 2.2% pace. On the consumer level, the Consumer Price Index
(CPI) remained below 3%. Excluding volatile food and energy prices, the CPI is actually trending downward, so far this year running at an annual rate of 2.5%. Inflation has been further restrained by the strong dollar which has moderated the price of imports and eased potential strains on domestic production capacity.
   The strong economy has put increasing numbers of people to work. This tightening of the labor market has been a key factor in the implementation of monetary policy by the Federal Reserve Board's Open Market Committee (FOMC).
The unemployment rate has been less than 5.5% since June 1996, the lowest sustained rate since the late 1980s. The rate fell to 4.9% in April of this year, its lowest level in 24 years. So far, neither strong economic growth nor wage increases have resulted in any price pressure at the consumer level. Through the first quarter (the latest available data), total employment costs (including wages and benefits) rose about the same as inflation.
   Renewed confidence, spurred by increasing job security and low inflation, has resulted in a surge in consumer spending. In the first quarter of the year, spending rose 6.4%, almost double the rate of the fourth quarter. The combined six-month performance was the largest increase in consumer spending over the past ten years. Retail sales have spurted in the early part of this year as well; first quarter results were sharply higher than the last quarter of 1996. Not surprisingly, industrial production has been building momentum over the reporting period. The latest report on capacity utilization indicated the highest level in two years. So far, while the potential exists for production bottlenecks, raw materials prices and worker wage demands have remained modest.
   Continued economic growth and the resulting rise in tax revenues have slashed further the Federal budget deficit. Recent estimates by economists suggest that the deficit is at its lowest level in twenty-three years. Such good news on the deficit could make it easier to negotiate the Administration's bipartisan plan to balance the budget by 2002.
   While we seem to be enjoying the best of all possible economic worlds, the potential for future inflation is what concerns the Fed. Such concern resulted in the March decision by the Federal Reserve Board's Open Market Committee, the policy-making arm of the Federal Reserve, to raise the Federal Funds rate one quarter of a percentage point to 5.50%. (The Federal Funds rate is the rate of interest banks charge each other for overnight loans.) The traditional assumption that strong economic growth and low unemployment will eventually result in rising inflation still drives the Fed's monetary policy initiatives. Although there was little reported evidence of incipient inflation, the Fed executed a preemptive move of moderate monetary restraint in March, perhaps to avoid being forced to act more harshly later. There is little reason to suspect that the Fed will soon change this policy.

THE MARKET AND THE PORTFOLIO
   Money market yields were stable for most of the reporting period remaining well above the rate of inflation. The increase in the Federal Funds rate on March 25, 1997 from 5.25% to 5.5% caused a rise in money market yields of all maturities. This marked the first change in the Federal Funds rate since the Fed lowered the rate to 5.25% in January 1996.
   The Fund invests in U.S. Treasury securities and repurchase agreements secured by such obligations. Throughout the reporting period, the Fund's average maturity was held steady at approximately 42 days, the lower end of the established average maturity range of 40-50 days. However, we are currently targeting a shorter average maturity range in anticipation of further increases in interest rates over the next few months.
   Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                                      Very truly yours,


                                      Laurie Carroll
                                      Portfolio Manager
May 15, 1997 New York, N.Y.


*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

Dreyfus Institutional U.S. Treasury Money Market Fund
------------------------------------------------------------------------------
Statement of Investments                                                        April 30, 1997 (Unaudited)
                                                                    Annualized
                                                                     Yield on
                                                                     Date of         Principal
U.S. Treasury Bills--52.4%                                           Purchase          Amount            Value
-----------------------------------------------------------------   ----------     -------------      -------------

   5/15/97........................................................      5.17%      $ 50,000,000       $  49,901,861
   5/22/97........................................................      5.14         50,000,000          49,851,104
   5/29/97........................................................      5.27         35,000,000          34,857,900
   6/5/97.........................................................      5.02         20,000,000          19,903,750
   6/26/97........................................................      5.27         35,000,000          34,716,889
   7/3/97.........................................................      5.24         20,000,000          19,821,325
   7/24/97........................................................      5.25         20,000,000          19,763,633
   8/21/97........................................................      5.25         40,000,000          39,366,889
   9/11/97........................................................      5.42         20,000,000          19,607,650
   9/18/97........................................................      5.33         40,000,000          39,198,500
   10/2/97........................................................      5.48         30,000,000          29,313,417
                                                                                                      -------------

TOTAL U.S. TREASURY BILLS
   (cost $356,302,918)............................................                                     $356,302,918
                                                                                                      =============

U.S. Treasury Notes--6.6%
------------------------------------------------------------------
   6.125%, 5/31/97................................................      5.16%      $ 15,000,000        $ 15,009,665
   5.625%, 6/30/97................................................      5.16         30,000,000          30,014,365
                                                                                                      -------------

TOTAL U.S. TREASURY NOTES
   (cost $45,024,030).............................................                                     $ 45,024,030
                                                                                                      =============

Repurchase Agreements--40.8%
-----------------------------------------------------------------
Donaldson, Lufkin & Jenrette Securities, Inc.
   dated 4/30/97, due 5/1/97 in the amount of
   $165,024,635 (fully collateralized by
   $31,577,000 U.S. Treasury Bonds, 8%-12.75%,
   due from 11/15/2010 to 11/15/2021, and,
   $128,570,000 U.S. Treasury Notes, 5.50%-7.50%,
   due from 2/28/99 to 10/31/99, value
   $168,561,951)..................................................      5.38%      $165,000,000        $165,000,000
Goldman, Sachs & Co.
   dated 4/30/97, due 5/1/97 in the amount of
   $112,729,886 (fully collateralized by
   $119,205,000 U.S. Treasury Bonds, 6.50%, due
   11/15/2026, value $115,307,787)................................      5.38        112,713,057         112,713,057
                                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS
   (cost $277,713,057)............................................                                     $277,713,057
                                                                                                      =============

TOTAL INVESTMENTS
   (cost $679,040,005)..................................... 99.8%                                      $679,040,005
                                                           ======                                     =============
CASH AND RECEIVABLES (NET) ................................   .2%                                      $  1,448,226
                                                           ======                                     =============
NET ASSETS.................................................100.0%                                      $680,488,231
                                                           ======                                     =============



                        See notes to financial statements.

Dreyfus Institutional U.S. Treasury Money Market Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                          April 30, 1997 (Unaudited)

                                                                                              Cost             Value
                                                                                         --------------     -------------

ASSETS:                       Investments in securities--See Statement of Investments
                                (including Repurchase Agreements of $277,713,057)         $679,040,005      $679,040,005
                              Cash.............................................                                  649,137
                              Interest receivable..............................                                  989,279
                                                                                                            ------------
                                                                                                             680,678,421
                                                                                                            ------------


LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                  190,190
                                                                                                            ------------


NET ASSETS.....................................................................                             $680,488,231
                                                                                                            ============


REPRESENTED BY:               Paid-in capital..................................                             $680,490,481
                              Accumulated net realized gain (loss) on investments                                 (2,250)
                                                                                                            ------------



NET ASSETS.....................................................................                             $680,488,231
                                                                                                            ============


SHARES OUTSTANDING
(2 billion shares of $.001 par value Capital Stock authorized).................                              680,490,481


NET ASSET VALUE, offering and redemption price per share.......................                                    $1.00
                                                                                                                   =====


                                          See notes to financial statements.


Dreyfus Institutional U.S. Treasury Money Market Fund
-------------------------------------------------------------------------------
Statement of Operations                                                        Six Months Ended April 30, 1997 (Unaudited)



INVESTMENT INCOME


INCOME                        Interest Income..................................                                 $19,368,654



EXPENSES:                     Management fee--Note 2(a).........................               $515,383
                              Shareholder servicing costs--Note 2(b)............                552,195
                              Directors' fees and expenses--Note 2(c)...........                 36,813
                                                                                             ----------
                                   Total Expenses..............................                                   1,104,391
                                                                                                                -----------



INVESTMENT INCOME--NET, representing net increase in net assets
  resulting from operations....................................................                                 $18,264,263
                                                                                                                ===========
                                          See notes to financial statements.

Dreyfus Institutional U.S. Treasury Money Market Fund
-------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                              Six Months Ended
                                                                               April 30, 1997          Year Ended
                                                                                 Unaudited          October 31, 1996
                                                                              ----------------      ----------------

OPERATIONS:
  Investment income--net...............................................       $     18,264,263       $    34,356,531
  Net realized gain (loss) on investments..............................                  --                   (2,250)
                                                                            ------------------       ---------------
      Net Increase (Decrease) in Net Assets Resulting from Operations..             18,264,263            34,354,281
                                                                            ------------------       ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net................................................           (18,264,263)          (34,356,531)
                                                                            ------------------       ---------------
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
  Net proceeds from shares sold........................................          2,539,145,683         4,469,388,218
  Dividends reinvested.................................................                569,834             2,389,411
  Cost of shares redeemed..............................................         (2,525,587,068)       (4,573,363,146)
                                                                            ------------------       ---------------

      Increase (Decrease) in Net Assets from Capital Stock Transactions             14,128,449          (101,585,517)
                                                                            ------------------       ---------------
        Total Increase (Decrease) in Net Assets........................             14,128,449          (101,587,767)
NET ASSETS:
  Beginning of Period..................................................            666,359,782           767,947,549
                                                                            ------------------       ---------------
  End of Period........................................................       $    680,488,231       $   666,359,782
                                                                            ==================       ===============

                      See notes to financial statements.


Dreyfus Institutional U.S. Treasury Money Market Fund
-------------------------------------------------------------------------------
Financial Highlights

    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the Fund's financial statements.


                                           Six Months Ended                   Year Ended October 31,
                                            April 30, 1997   ---------------------------------------------------
PER SHARE DATA:                               (Unaudited)     1996      1995      1994(1)      1993        1992
                                              -----------    ------    ------     -------      ------     ------

   Net asset value, beginning of period...       $1.00       $1.00     $1.00       $1.00       $1.00      $1.00
                                                 -----       -----     -----       -----       -----      -----

   Investment Operations:
   Investment income--net.................        .025        .051      .054        .035(2)     .029(3)    .038(3)
                                                 -----       -----     -----       -----       -----      -----
   Distributions:
   Dividends from investment income--net..       (.025)      (.051)    (.054)      (.035)      (.029)     (.038)
                                                 -----       -----     -----       -----       -----      -----
   Net asset value, end of period........        $1.00       $1.00     $1.00       $1.00       $1.00      $1.00
                                                 =====       =====     =====       =====       =====      =====
TOTAL INVESTMENT RETURN..................         5.02%(5)    5.17%     5.57%       3.55%       2.91%      3.88%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets         .30%(5)     .30%      .30%        .30%(4)     .30%       .30%
   Ratio of net investment income
      to average net assets..............         4.96%(5)    5.06%     5.44%       3.55%       2.87%      3.81%

   Net Assets, end of period (000's Omitted)  $680,488    $666,360  $767,948    $586,778    $500,653   $666,378

----------------------
(1) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(2) Net investment income before reimbursement of expenses by the investment manager for the year ended October 31, 1994 was $0.0350 per share.
(3) For the years ended October 31, 1993 and 1992 the investment adviser reimbursed expenses of the Fund amounting to $.0004 and $.0003 per share, respectively.
(4) Annualized expense ratio before reimbursement of expenses by the investment manager for the year ended October 31, 1994 was .31%.
(5) Annualized.




                       See notes to financial statements.

Dreyfus Institutional U.S. Treasury Money Market Fund
----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:
    Dreyfus Institutional U.S. Treasury Money Market Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to seek a high level of current income consistent with stability of principal and conservative investment risk by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank"). Premier Mutual
Fund Services, Inc. is the distributor of the Fund's shares.

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

    (a) Portfolio valuation: Investments are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act of 1940, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

    It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for the Fund; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.

    (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

    (d) Distributions to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

Dreyfus Institutional U.S. Treasury Money Market Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)



    (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

    The Fund has an unused capital loss carryover of approximately $2,300 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, the carryover expires in fiscal 2004.


NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

    (a) Investment management Fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).

    (b) Shareholder servicing plan: The Fund has adopted a Shareholder Servicing Plan (the "Plan"). Under the Plan, the Fund may pay up to .15% of the value of the average daily net assets annually to compensate certain banks, brokers, dealers or other financial institutions for shareholder services. During the period ended April 30, 1997, the Fund incurred service fees of $552,195.

    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan.

    (c) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.


NOTE 3--Bank Line of Credit:

    The Fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the line of credit.

[LOGO]

Dreyfus Institutional U.S. Treasury
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940





Printed in U.S.A.                      930SA974


DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance of Dreyfus International Equity Allocation Fund for its six-month reporting period ended April 30, 1997, as shown in the following table:

                                                                                                 Total Return*
                                                                                                 ____________
            Institutional shares                                                                     1.85%
            Retail shares                                                                            2.02%
            The Morgan Stanley Capital International
              Europe, Australasia, Far East (EAFE) Index**                                           1.57%

ECONOMIC REVIEW
    Continental Europe's economic recovery progressed slowly over the reporting period. We believe that low short-term interest rates and weak currency should increase its momentum over the coming months. The weak Deutschmark and French Franc have stimulated strong demand for European exports. Low interest rates and tight production capacity have begun to prod capital spending. The German unemployment problem has started to show signs of easing. In Germany, domestic demand has remained subdued, in stark contrast to the strong demand for exports. The German consumer has not fully participated in the recovery due to continued uncertainty in the labor market, a condition that has begun to stabilize. France's economic growth has been tepid, yet the underlying growth trend showed improvement. Recovery appears to be dependent on the business sector since French consumers are still wary spenders given the shakeout in the labor market.
    The economic cycle in the United Kingdom is at approximately the same stage of maturity as the United States, except that inflationary consequences are beginning to be felt, particularly in the British service sector where wage growth has doubled over the past 18 months. Both operating rates and the labor market are extremely tight. Continued monetary tightening seems to be the most likely course over the coming months.
    Japan seems to be at the beginning of an economic recovery and the pace of its much-needed structural reforms has increased. Record low interest rates should spur capital expenditures and the housing market, resulting in an improving labor market and in more confident consumers. It appears that deregulation of the financial system may also be proceeding since the Ministry of Finance is no longer protecting the weak banks.
THE MARKET AND THE PORTFOLIO
    As of April 30, 1997, the Fund was diversified among 270 stocks allocated over the 20 countries that comprise the EAFE Index. The Fund employs an asset allocation model, based on fundamental principles of investment analysis, that examines the expected returns from each country adjusted for risk.
Active investment decisions are rendered on investment allocations for Japan, the United Kingdom, Germany and France. The other countries in the EAFE Index are generally weighted in the same proportion as their weightings in the Index.
    As of April 30, the Fund's largest overweighted positions as compared to the EAFE Index were in Japan (37.4% vs 30.0%), France (9.4% vs 7.2%) and Germany (10.0% vs 8.9%). The largest underweighted position was the United Kingdom (11.1% vs 19.7%). These figures, unlike our Statement of Investments, includes futures as well as actual stocks held. Our performing better than the EAFE Index for the reporting period was due primarily to our currency hedging strategy that took advantage of the strength in the U.S. Dollar over the weaker local currencies. The Fund uses a currency valuation model to determine the timing of currency hedging. The model considers the differences in real (inflation-adjusted) interest rates among countries. These differences arise due to the varying monetary policies pursued by the central banks of each country. The Fund benefited specifically from the substantial appreciation in the U.S. Dollar against the Deutschmark, the French Franc and the Yen. The Fund maintained partially hedged positions against these three currencies throughout the period, and does so still.
    The large overweight in Japan did not add value due to the underperforming Japanese stock market. Yet, by the end of the reporting period, the Japanese economy was beginning to gain momentum and stocks showed signs of recovery. The overweighted positions in Germany and France added value to the portfolio as these equity markets rose significantly over the past six months. Turning to our plans for going forward, we remain confident that the low interest rate environment worldwide will prove supportive of long-term attractive investment returns from equities. The Japanese stock market seems to reflect attractive value at present levels. Conversely, the United Kingdom appears overvalued at the end of the reporting period since corporate earnings have not kept pace with the appreciation of the stock market. We will consider this as we go forward.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,

                          [Charles J. Jacklin, Ph.D. signature logp]

                              Charles J. Jacklin, Ph.D.
                              Portfolio Manager
May 22, 1997
San Francisco, CA

* Total return includes reinvestment of dividends and any capital gains paid.
**SOURCE: LIPPER ANALYTICAL SERVICES, INC. _ The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE(R)) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. The return indicated includes net dividends reinvested. The Index is the property of Morgan Stanley & Co., Incorporated.

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
STATEMENT OF INVESTMENTS                                                               APRIL 30,1997 (UNAUDITED)
Common Stocks_79.9%                                                                                 Shares           Value
                                                                                                    _______          ______
  Australia_.6%                      Amcor.........................                                   3,000    $     19,753
                                     Broken Hill Proprietary................                          2,492          35,166
                                     Coca Cola Amatil.......................                          1,020          11,670
                                     ICI Australia..........................                          1,000           9,397
                                     Pacific Dunlop.........................                          5,912          15,966
                                     Westpac Banking........................                          3,200          17,258
                                                                                                                    _______
                                                                                                                    109,210
                                                                                                                    _______
  Austria_.2%                        Oesterreichische El Wirtsch..........                              300          20,953
                                     Strabag Oesterreich AG.................                            420          26,541
                                                                                                                    _______
                                                                                                                     47,494
                                                                                                                    _______
  Belgium_1.4%                       Electrabel......................                                    50          11,382
                                     Electrabel Strip VVPR..................                             50 (a)          42
                                     Fortis......................................                       102          18,243
                                     Fortis Strip VVPR......................                              2 (a)           1
                                     Petrofina SA...........................                            600         214,046
                                     Solvay Et Cie, Series A, NPV...........                             50          29,997
                                                                                                                    _______
                                                                                                                    273,711
                                                                                                                    _______
  Denmark_.9%                        Danisco..........................                                2,930         170,041
                                                                                                                    _______
  Finland_.5%                        Enso Oy A........................                                5,000 (a)      41,132
                                     Kone B.................................                            400          47,239
                                     Nokia AB, Cl. K........................                            200          12,369
                                                                                                                    _______
                                                                                                                    100,740
                                                                                                                    _______
  France_8.0%                        AXA-UAP..........................                                2,100         129,394
                                     Accor......................................                        104          14,936
                                     Banque Nationale de Paris..............                          1,012          43,237
                                     CPR Cie Parisienne De Reescompte.......                            386          30,632
                                     Carrefour..............................                            150          93,789
                                     Chargeurs..............................                             10 (a)         592
                                     Compagnie De St. Gobain................                            377          50,586
                                     Compagnie Financiale (Paribas).........                            655          41,370
                                     Eridania Beghin-Say....................                            430          65,297
                                     L'Air Liquide..........................                            770         116,134
                                     L'Oreal................................                            209          74,269
                                     Lafarge................................                            673          44,205
                                     Lyonnaise des Eaux.....................                            428          38,776
                                     Moulinex...............................                          1,330 (a)      30,785
                                     Pathe......................................                         10 (a)       2,339
                                     Pechiney A.............................                            339          12,681
                                     Peugeot................................                            200          19,938
                                     Promodes...............................                            180          60,813
                                     Rhone-Poulenc..........................                          3,137         105,661
                                     SAGEM..................................                             50          25,472
                                     SEITA......................................                      1,050          37,438
                                     Saint Louis Bouchon....................                            100          23,662
                                     Salomon................................                            500          35,312
                                     Sanofi......................................                       994          92,953

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             APRIL 30,1997 (UNAUDITED)
Common Stocks (continued)                                                                           Shares           Value
                                                                                                    _______          ______
  France (continued)                 Sefimeg Ste Francaise.....                                         100     $     7,739
                                     Sidel......................................                        520          37,403
                                     Societe National Elf Aquitaine.........                          1,857         180,347
                                     Thomson CSF............................                          1,063          32,831
                                     Total B.....................................                        12             997
                                     Unibail.....................................                       200          19,389
                                     Union des Assurances Federales.........                          1,712          42,418
                                     Union Immobiliere de France............                            150          11,453
                                                                                                                    _______
                                                                                                                  1,522,848
                                                                                                                    _______
  Germany_4.2%                       Agiv............................                                   630 (a)      11,802
                                     Allianz................................                             50          97,138
                                     BASF.....................................                        2,000          77,248
                                     Bayer.....................................                       1,000          39,838
                                     Bilfinger & Berger Bau.................                            360          13,405
                                     Brau Und Brunnen.......................                             50 (a)       3,437
                                     Ckag Colonia Koncern...................                             70           6,395
                                     Continental............................                          1,000          22,030
                                     Daimler-Benz...........................                          1,320          98,151
                                     Daimler-Benz (Rights)..................                          1,320 (a)         114
                                     Dresdner Bank..........................                          2,500          80,081
                                     Linde.....................................                         100          73,143
                                     Muenchener Rueckvesicherungs...........                             20          48,511
                                     RWE Aktiengesellschaft.................                          2,460         102,411
                                     Schering...............................                            380          36,473
                                     Siemen.................................                          1,790          97,081
                                                                                                                    _______
                                                                                                                    807,258
                                                                                                                    _______
  Hong Kong_3.9%                     Cheung Kong (Holdings)........                                  25,000         219,468
                                     China Light & Power....................                          8,740          39,378
                                     HSBC Holdings..........................                          3,842          97,216
                                     Hang Seng Bank.........................                          3,400          38,297
                                     Hong Kong & China Gas..................                         82,944         131,709
                                     Hong Kong Telecommunications...........                         23,218          39,866
                                     Shangri-La Asia........................                         42,000          52,324
                                     South China Morning Post...............                         82,000          70,398
                                     Sun Hung Kai Properties................                          4,220          45,763
                                                                                                                    _______
                                                                                                                    734,419
                                                                                                                    _______
  Italy_3.1%                         Aedes Spa-Ligure Lombard..........                               5,000          25,877
                                     Assicurazioni Generali.................                          2,320          39,007
                                     Banca Commercial Italiana SPA..........                         25,000          53,553
                                     ENI.....................................                        15,400          78,495
                                     Fiat SPA...............................                         20,000          66,199
                                     Finanziaria Autogrill SPA..............                         24,000 (a)      33,684
                                     Italgas.....................................                    30,000         103,211
                                     Mediobanca.............................                         10,000          62,971
                                     Telecom Italia Mobile..................                         30,680          96,364
                                     Telecom Italia Mobile SPA..............                         10,680          28,311
                                                                                                                    _______
                                                                                                                     587,672
                                                                                                                    _______

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             APRIL 30,1997 (UNAUDITED)
Common Stocks (continued)                                                                           Shares           Value
                                                                                                    _______          ______
  Japan_33.2%                        Ajinomoto........................                               20,800   $     189,939
                                     Asahi Chemical Industry................                         70,900         413,021
                                     Asahi Glass............................                            800           7,242
                                     Bank of Tokyo-Mitsubishi...............                          2,620          41,456
                                     Bridgestone............................                            400           8,502
                                     Canon.....................................                       2,100          49,760
                                     Chudenko...............................                          2,200          56,113
                                     Chugai Pharmaceutical..................                            400           2,960
                                     Dai-Ichi Kango Bank....................                          4,210          46,067
                                     Dai Nippon Printing....................                            800          14,422
                                     Dai-Tokoy Fire & Marine Insurance......                         11,000 (a)      51,523
                                     Daido Steel............................                            200             540
                                     Daikyo Kanko...........................                          2,000           6,219
                                     Daishowa Paper Manufacturing...........                         11,400 (a)      36,795
                                     Daiwa House Industry...................                          8,400          93,899
                                     Denki Kagaku Kougyo....................                            600           1,313
                                     Fuji Bank..............................                          4,900          55,160
                                     Fuji Photo Film........................                            200           7,636
                                     Fujita......................................                    17,000          26,096
                                     Fujitsu.....................................                    21,800         226,529
                                     Furukawa Electric......................                         13,000          62,324
                                     Haseko......................................                    12,000 (a)      16,815
                                     Hitachi................................                         13,900         125,836
                                     Honda Motor............................                            400          12,407
                                     House Food Industrial..................                            220           3,221
                                     Industrial Bank of Japan...............                          2,200          23,380
                                     Itochu......................................                     1,500           7,097
                                     Japan Air Lines........................                          3,600 (a)      14,283
                                     Japan Energy...........................                            600           1,346
                                     Joyo Bank..............................                            462           2,095
                                     Kajima.................................                            800           3,640
                                     Kamigumi...............................                            400           1,978
                                     Kandenko...............................                            105             814
                                     Kansai Electric Power..................                          9,999         174,744
                                     Kawasaki Steel.........................                         16,600          49,004
                                     Kinki Nippon Railway...................                            995           5,514
                                     Kirin Brewery..........................                          7,000          60,616
                                     Komatsu................................                            600           4,383
                                     Konica......................................                    18,000         104,149
                                     Kumagai-Gumi...........................                         27,000          36,133
                                     Kyocera................................                          1,200          71,794
                                     Kyushu Electric Power..................                            101           1,654
                                     Mabuchi Motor..........................                          1,000          50,618
                                     Maeda Road Construction................                            200           1,480
                                     Marubeni...............................                         68,000         252,129
                                     Marudai Food...........................                            200 (a)         630
                                     Maruha......................................                       400             860
                                     Marui......................................                      3,000          49,359
                                     Matsushita Electric Works..............                         10,400         166,197

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                              APRIL 30,1997 (UNAUDITED)
Common Stocks (continued)                                                                           Shares           Value
                                                                                                    _______          ______
  Japan (continued)                  Mitsubishi Chemical........                                        900    $      3,025
                                     Mitsubishi Heavy Industries............                         44,700         294,880
                                     Mitsubishi Trust & Banking.............                            200           2,141
                                     Mitsui & Company.......................                            400           3,051
                                     Mitsui Marine & Fire Insurance.........                            600           3,410
                                     Mitsui Trust & Banking.................                            600           3,420
                                     NEC......................................                          800           9,762
                                     Nikon......................................                      8,600         123,215
                                     Nippon Express.........................                          8,000          55,105
                                     Nippon Fire & Marine Insurance.........                         38,000 (a)     149,571
                                     Nippon Light Metal.....................                            400           1,319
                                     Nippon Oil.............................                            800           3,766
                                     Nippon Steel...........................                          5,100          14,534
                                     Nippon Yusen Kaisha....................                         10,800          39,109
                                     Nomura Securities......................                          4,000          44,714
                                     Oji Paper..............................                         30,000         151,382
                                     Orient......................................                    26,000          83,099
                                     Orix......................................                       2,000         100,921
                                     Osaka Gas..............................                         45,000         107,691
                                     Sakura Bank............................                         28,600         151,071
                                     Sanwa Shutter..........................                            200           1,427
                                     Sekisui House..........................                         12,000         106,746
                                     Seven-Eleven Japan NPV.................                            119           7,541
                                     Sharp......................................                      8,000         103,913
                                     Shizuoka Bank..........................                            400           3,558
                                     Snow Brand Milk Products...............                            500           2,244
                                     Sony......................................                         940          68,374
                                     Sumitomo Bank..........................                         14,307         163,309
                                     Sumitomo Coal Mining...................                         12,000          32,969
                                     Sumitomo Electric Industries...........                            800          10,832
                                     Sumitomo Metal Industries..............                         40,000          99,504
                                     Sumitomo Trust & Banking...............                            850           7,026
                                     Takara Standard........................                         12,000          90,687
                                     Takeda Chemical Industries.............                          1,000          23,065
                                     Tokai Bank.............................                          6,800          50,587
                                     Tokio Marine & Fire Insurance..........                            800           7,809
                                     Tokyo Broadcasting System..............                         12,000         187,043
                                     Tokyo Electric Power...................                          1,272          22,530
                                     Tokyo Gas..............................                         35,000          83,484
                                     Tokyu......................................                      5,820          30,513
                                     Toppan Printing........................                         12,000         154,924
                                     Toray Industries.......................                         21,000         130,599
                                     Toshiba................................                         10,000          56,050
                                     Toyo Engineering.......................                          5,000          19,995
                                     Toyobo.................................                          1,200           2,758
                                     Toyota Motor...........................                         25,014         724,644
                                     Ube Industries.........................                            600           1,568
                                     Yakult Honsha..........................                            200           1,921
                                     Yamato Transport.......................                            400           4,094

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                      APRIL 30,1997 (UNAUDITED)
Common Stocks (continued)                                                                           Shares           Value
                                                                                                    _______          ______
  Japan (continued)                  Yasuda Trust & Banking.....                                     43,000   $     100,535
                                     Yokogawa Electric......................                          2,900          20,295
                                                                                                                    _______
                                                                                                                  6,305,422
                                                                                                                    _______
  Malaysia_2.0%                      Amsteel Berhad.................                                 85,000          63,683
                                     Kemayan................................                          3,000           3,575
                                     Malayan Banking Berhad.................                          7,000          69,740
                                     Perusahaan Otomobil....................                          9,000          53,800
                                     Renong Berhad..........................                         14,000          19,192
                                     Resorts World Berhad...................                         23,000          84,785
                                     Tanjong................................                         13,000          47,145
                                     Technology Resources Industrial Berhad.                          1,000 (a)       1,833
                                     Telekom Malaysia Berhad................                          4,000          28,056
                                     Tenaga Nasional Berhad.................                          1,000           4,623
                                                                                                                    _______
                                                                                                                    376,432
                                                                                                                    _______
  Netherlands_4.6%                   Akzo Nobel..................                                       800         103,197
                                     Elsevier...............................                         15,000         240,518
                                     ING Groep..............................                          2,607         102,495
                                     Ihc Caland.............................                          1,730          85,531
                                     Philips Electronics....................                          2,380         124,394
                                     Royal Dutch Petroleum..................                            455          81,422
                                     Stad Rotterdam.........................                          3,125         131,373
                                                                                                                    _______
                                                                                                                     868,930
                                                                                                                    _______
  New Zealand_.4%                    Fisher & Paykel..............                                   18,750          67,269
                                                                                                                    _______
  Norway_.3%                         Aker RGI ASA......................                               2,040          49,754
                                                                                                                    _______
  Singapore_1.4%                     Development Bank of Singapore.                                   2,000          23,778
                                     Keppel......................................                    12,500          54,434
                                     Oversea-Chinese Banking................                          4,000          46,727
                                     Singapore Airlines.....................                         11,000          97,325
                                     United Overseas Bank...................                          5,000          47,004
                                                                                                                    _______
                                                                                                                    269,268
                                                                                                                    _______
  Spain_2.4%                         Banco Bilbao Vizcaya..............                               1,800         121,448
                                     Empresa Nacional De Electricidad.......                          1,400          98,108
                                     Fomento de Construcciones y Contratas..                            400          39,056
                                     Repsol......................................                     1,100          46,236
                                     Telefonica de Espana...................                          6,000         154,073
                                                                                                                    _______
                                                                                                                    458,921
                                                                                                                    _______
  Sweden_2.6%                        ABB AB Series B..................                               16,200         196,374
                                     Astra Series A.........................                            500          20,480
                                     Astra Series B.........................                          2,000          79,494
                                     Diligentia.............................                            100 (a)       1,059
                                     Esselte.....................................                     3,070          70,119
                                     Skandinaviska Enskilda Banken..........                          1,700          17,354
                                     Stora Kopparbergs......................                          1,000          13,844

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                  APRIL 30,1997 (UNAUDITED)
Common Stocks (continued)                                                                           Shares           Value
                                                                                                    _______          ______
  Sweden (continued)                 Svenska Handelsbanken.....                                         600    $     16,536
                                     Telefonaktiebolget Ericsson B..........                          2,600          82,275
                                                                                                                    _______
                                                                                                                    497,535
                                                                                                                    _______
  Switzerland_6.3%                   ABB.........................                                        63          76,474
                                     Danzas Holding.........................                             20          19,041
                                     Moevenpick Holding.....................                             60          17,157
                                     Nestle.....................................                         53          64,515
                                     Novartis(Bearer Shrs)..................                             50          66,032
                                     Novartis(Regd Shrs)....................                            102         134,705
                                     Pharma Vision 2000.....................                            140 (a)      70,262
                                     Roche Holding..........................                             36         304,794
                                     Roche Holding (Bearer Shrs)............                              7          83,781
                                     Schindler Holding......................                             33          40,057
                                     Schweizerische Bankgesellschaft........                            121         114,788
                                     Schweizerische Bankverein..............                            175          38,320
                                     Schweizerische Rueckversicherungs Gesellschaft                      90         104,413
                                     Winterthur Schweizerische Versicherungs-Gesellschaft               100          71,948
                                                                                                                    _______
                                                                                                                  1,206,287
                                                                                                                    _______
  United Kingdom_3.9%                Allied Irish Banks.......                                       11,475          81,853
                                     Arjo Wiggins Appleton..................                          1,933           5,771
                                     B.A.T. Industries......................                          5,000          42,269
                                     Barclays...............................                          4,281          79,744
                                     British Aerospace......................                            649          13,806
                                     British Petroleum......................                            225           2,585
                                     British Steel..........................                          3,763           8,670
                                     British Telecommunications.............                          9,056          66,492
                                     Dawson International...................                          6,075           6,358
                                     East Midlands Electricity..............                          1,497          16,273
                                     Energy Group...........................                          1,333 (a)      10,544
                                     Glaxo Wellcome.........................                          3,335          65,667
                                     Grand Metropolitan.....................                            739           6,187
                                     Hanson.................................                          1,667           8,074
                                     Harrisons & Crosfield..................                          8,008          15,722
                                     Imperial Chemical Industries...........                          2,142          24,364
                                     Imperial Tobacco Group.................                          1,333 (a)       8,760
                                     Kwik Save..............................                          1,275           6,165
                                     Legal & General........................                          7,985          53,640
                                     Marks & Spencer........................                          1,000           7,951
                                     Meyer International....................                          2,343          16,595
                                     National Westminster Bank..............                          2,932          34,730
                                     Northern Foods.........................                          6,149          20,753
                                     Redland................................                            434           2,465
                                     Royal Bank of Scotland.................                          4,100          38,885
                                     Sedgwick Group.........................                          4,166           8,450
                                     Smithkline Beecham.....................                          3,142          50,549
                                     Southern Electric......................                          1,922          13,651

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                          APRIL 30,1997 (UNAUDITED)
Common Stocks (continued)                                                                           Shares           Value
                                                                                                    _______          ______
  United Kingdom (continued)         Tesco.............                                                 116    $        672
                                     Unigate................................                          3,984          30,060
                                     Wolseley...............................                            375           3,015
                                                                                                                    _______
                                                                                                                    750,720
                                                                                                                    _______
                                     TOTAL COMMON STOCKS
                                       (cost $15,006,442)...................                                    $15,203,931
                                                                                                                    =======
Preferred Stocks_.1%
  Germany;                           Friedrich Grohe
                                       (cost $11,857).......................                             40  $       11,991
                                                                                                                    =======
Warrants_.0%
  Hong Kong;                         Hong Kong & China Gas
                                       (cost $830)..........................                          5,760    $      2,900
                                                                                                                    =======
                                                                                                   Principal
Short-Term Investments_20.5%                                                                        Amount
                                                                                                    _______
  Commercial Paper_19.3%             Ford Motor Credit Corp.,
                                       5.60%, 5/1/1997......................                   $..2,000,000    $  2,000,000
                                     General Motors Acceptance Corp.,
                                       5.62%, 5/1/1997......................                      1,666,000       1,666,000
                                                                                                                    _______
                                                                                                                  3,666,000
                                                                                                                    _______
  U.S. Treasury Bills_1.2%           5.51%, 6/26/1997                                               230,000 (b)     228,245
                                                                                                                    _______
                                     TOTAL SHORT-TERM INVESTMENTS
                                       (cost $3,894,175)....................                                   $  3,894,245
                                                                                                                    =======
TOTAL INVESTMENTS (cost $18,913,304)........................................                         100.5%     $19,113,067
                                                                                                       ====         =======
LIABILITIES, LESS CASH AND RECEIVABLES......................................                           (.5%)   $    (97,322)
                                                                                                       ====         =======
NET ASSETS..................................................................                         100.0%     $19,015,745
                                                                                                       ====         =======
Notes to Statement of Investments:
    (a) Non-income producing.
    (b) Held by the custodian in a segregated account as collateral for open futures positions.
SEE NOTES TO FINANCIAL STATEMENTS

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
STATEMENT OF FINANCIAL FUTURES                                                                    APRIL 30,1997 (UNAUDITED)

                                                                         Unrealized
                                                                         Market Value                     Appreciation
                                                          Number of        Covered                       (Depreciation)
Financial Futures Long:                                   Contracts      by Contracts        Expiration    at 4/30/97
______________________                                  ____________    ______________    ______________  ______________
CAC 40.......................................                 3           $   275,208        June `97      $   (1,544)
CAC 40.......................................                 1                92,463      September `97         (841)
Deutsche Aktienindex.........................                 5             1,030,403       June `97           50,246
Financial Times 100..........................                 3               530,747       June `97            8,701
Financial Times 100..........................                 2               365,230       September `97      11,683
Nikkei 300...................................                30               692,179        June `97          54,389
Nikkei 300...................................                10               225,233       September `97      10,548
                                                                                                                _____
                                                                                                             $133,182
                                                                                                                =====
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES                                                                APRIL 30, 1997 (UNAUDITED)
                                                                                                      Cost              Value
                                                                                                    _______             ______
ASSETS:                          Investments in securities_See Statement of Investments         $18,913,304        $19,113,067
                                 Cash denominated in foreign currencies.....                         16,590             16,532
                                 Net unrealized appreciation on forward
                                 .......        currency exchange contracts_Note 1(e)                                   81,149
                                 Dividends and interest receivable..........                                            76,540
                                 Receivable for futures variation margin....                                            34,846
                                                                                                                       _______
                                                                                                                    19,322,134
                                                                                                                       _______
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                          18,632
                                 Cash overdraft due to Custodian............                                           287,718
                                 Directors' fees payable....................                                                39
                                                                                                                       _______
                                                                                                                       306,389
                                                                                                                       _______
NET ASSETS..................................................................                                       $19,015,745
                                                                                                                       =======
REPRESENTED BY:                  Paid-in capital............................                                       $17,867,659
                                 Accumulated undistributed investment income_net328,286
                                 Accumulated net realized gain (loss) on investments and
                                 ...............        foreign currency transactions                                  410,318
                                 Accumulated net unrealized appreciation (depreciation) on
                                 investments and foreign currency transactions (including
                                 ....        $133,182 net unrealized appreciation on
                                 ..........................        financial futures)                                  409,482
                                                                                                                       _______
NET ASSETS..................................................................                                       $19,015,745
                                                                                                                       =======
                                                    NET ASSET VALUE PER SHARE
                                                __________________________________
                                                                                                 Institutional          Retail
                                                                                                     Shares             Shares
                                                                                                    _______             ______
Net Assets..................................................................                   $  1,355,581        $17,660,164
Shares Outstanding..........................................................                        126,688          1,652,601
NET ASSET VALUE PER SHARE...................................................                         $10.70             $10.69
                                                                                                       ====               ====
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
STATEMENT OF OPERATIONS                                                    SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME:                          Cash dividends (net of $15,340 foreign taxes
                                     withheld at source)....................                     $   98,471
                                 Interest...................................                         70,484
                                                                                                      _____
                                       Total Income.........................                                         $ 168,955
EXPENSES:                        Management fee_Note 2(a)...................                        119,714
                                 Distribution fees (Institutional shares)_Note 2(b)                   1,783
                                 Directors' fees and expenses_Note 2(c).....                            234
                                                                                                      _____
                                       Total Expenses.......................                                           121,731
                                                                                                                         _____
INVESTMENT INCOME_NET.......................................................                                            47,224
                                                                                                                         _____
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS_Note 3:
                                 Net realized gain (loss) on investments and
                                     foreign currency transactions..........                      $ 249,529
                                 Net realized gain (loss) on forward currency
                                     exchange contracts.....................                        314,615
                                 Net realized gain (loss) on financial futures                      312,012
                                                                                                      _____
                                       Net Realized Gain (Loss).............                                           876,156
                                 Net unrealized appreciation (depreciation) on investments
                                     and foreign currency transactions (including $73,579
net unrealized appreciation on financial futures)...........................                                          (553,519)
                                                                                                                         _____
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                           322,637
                                                                                                                         _____
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $ 369,861
                                                                                                                         =====
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                  Six Months Ended
                                                                                   April 30, 1997        Year Ended
                                                                                    (Unaudited)       October 31, 1996*
                                                                                      ________           __________
OPERATIONS:
    Investment income_net.................................................      $       47,224       $       56,197
    Net realized gain (loss) on investments...............................             876,156            1,301,020
    Net unrealized appreciation (depreciation) on investments.............            (553,519)             864,038
                                                                                       _______              _______
          Net Increase (Decrease) in Net Assets Resulting from Operations.             369,861            2,221,255
                                                                                       _______              _______
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income_net:
      Institutional shares................................................              (1,303)             (24,383)
      Retail shares.......................................................             (63,926)            (116,090)
    Net realized gain on investments:
      Institutional shares................................................             (79,359)             (73,149)
      Retail shares.......................................................          (1,024,490)            (241,414)
                                                                                       _______              _______
          Total Dividends.................................................          (1,169,078)            (455,036)
                                                                                       _______              _______
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold:
      Institutional shares................................................           1,175,403            4,048,327
      Retail shares.......................................................           4,403,434            5,893,163
    Dividends reinvested:
      Institutional shares................................................              80,167               92,802
      Retail shares.......................................................           1,051,195              325,030
    Cost of shares redeemed:
      Institutional shares................................................          (1,410,979)          (7,131,303)
      Retail shares.......................................................          (5,747,272)          (1,993,211)
                                                                                       _______              _______
          Increase (Decrease) in Net Assets from Capital Stock Transactions           (448,052)           1,234,808
                                                                                       _______              _______
            Total Increase (Decrease) in Net Assets.......................          (1,247,269)           3,001,027
NET ASSETS:
    Beginning of Period...................................................          20,263,014           17,261,987
                                                                                       _______              _______
    End of Period.........................................................         $19,015,745          $20,263,014
                                                                                       =======              =======
Undistributed investment income_net.......................................       $     328,286        $     346,291
                                                                                       _______              _______
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                                                              Shares
                                                                             ________________________________________
                                                                                Six Months Ended
                                                                                 April 30, 1997     Year Ended
                                                                                  (Unaudited)    October 31, 1996*
                                                                                   _________        _________
CAPITAL SHARE TRANSACTIONS:
    Institutional Shares
      ___________
    Shares sold...........................................................             103,129              366,693
    Shares issued for dividends reinvested................................               7,577                9,080
    Shares redeemed.......................................................            (124,398)            (639,858)
                                                                                       _______              _______
          Net Increase (Decrease) in Shares Outstanding...................             (13,692)            (264,0852
                                                                                       =======              =======
    Retail Shares
      _______
    Shares sold...........................................................             411,027              529,510
    Shares issued for dividends reinvested................................              99,545               31,835
    Shares redeemed.......................................................            (539,168)            (182,281)
                                                                                       _______              _______
          Net Increase (Decrease) in Shares Outstanding...................             (28,596)             379,064
                                                                                       =======              =======
*Effective July 15, 1996, Investor Class shares were redesignated as
Institutional shares and Class R shares were redesignated as Retail shares.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                     Institutional Shares
                                                                   ____________________________________________________________
                                                                   Six Months Ended
                                                                    April 30, 1997              Year Ended October 31,
                                                                                       ________________________________________
PER SHARE DATA:                                                       (Unaudited)      1996(1)          1995          1994(2,3)
                                                                       _________       ____             ____          ____
    Net asset value, beginning of period..............                   $11.12      $10.11           $10.06        $10.00
                                                                           ____        ____             ____          ____
    Investment Operations:
    Investment income (loss)_net......................                      .05        (.12)             .01           .01
    Net realized and unrealized gain (loss)
      on investments..................................                      .15        1.37              .06           .05
                                                                           ____        ____             ____          ____
    Total from Investment Operations..................                      .20        1.25              .07           .06
                                                                           ____        ____             ____          ____
    Distributions:
    Dividends from investment income_net..............                     (.01)       (.06)            (.02)           ._
    Dividends from net realized gain on investments...                     (.61)       (.18)               _            ._
                                                                           ____        ____             ____          ____
    Total Distributions...............................                     (.62)       (.24)            (.02)           ._
                                                                           ____        ____             ____          ____
    Net asset value, end of period....................                   $10.70      $11.12           $10.11        $10.06
                                                                           ====        ====             ====          ====
TOTAL INVESTMENT RETURN...............................                     1.85%(4)   12.62%             .67%          .60%(4)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...........                      .74%(4)    1.71%            1.75%          .39%(4,5)
    Ratio of net investment income to average net assets                    .13%(4)     .03%             .04%          .44%(4,5)
    Portfolio Turnover Rate...........................                       ._       34.24%           64.85%           ._
    Average commission rate paid (6)..................                   $.0241      $.0219               ._            ._
    Net Assets, end of period (000's Omitted).........                   $1,356      $1,561           $4,088           $71
(1)  Effective July 15, 1996, Investor Class shares were redesignated as Institutional shares.
(2)  The Fund commenced operations on August 12, 1994.
(3)  Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994,
Mellon Bank, N.A. served as the Fund's investment manager.
(4)  Not annualized.
(5)  These ratios have been restated to reflect current year's presentation.
(6)  For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                        Retail Shares
                                                                   ____________________________________________________________
                                                                    Six Months Ended
                                                                     April 30, 1997           Year Ended October 31,
                                                                                         ______________________________________
PER SHARE DATA:                                                        (Unaudited)      1996(1)         1995         1994(2,3,4)
                                                                        _________       ____            ____         __________
    Net asset value, beginning of period..............                   $11.12       $10.12          $10.06          $10.00
                                                                           ____         ____            ____            ____
    Investment Operations:
    Investment income_net.............................                      .03          .04             .06             .02
    Net realized and unrealized gain (loss)
      on investments..................................                      .19         1.23             .02             .04
                                                                           ____         ____            ____            ____
    Total from Investment Operations..................                      .22         1.27             .08             .06
                                                                           ____         ____            ____            ____
    Distributions:
    Dividends from investment income_net..............                     (.04)        (.09)           (.02)             ._
    Dividends from net realized gain on investments...                     (.61)        (.18)              _              ._
                                                                           ____         ____            ____            ____
    Total Distributions...............................                     (.65)        (.27)           (.02)             ._
                                                                           ____         ____            ____            ____
    Net asset value, end of period....................                   $10.69       $11.12          $10.12          $10.06
                                                                           ====         ====            ====            ====
TOTAL INVESTMENT RETURN...............................                     2.02%(5)    12.80%            .81%            .60%(5)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...........                      .62%(5)     1.43%           1.50%            .33%(5,6)
    Ratio of net investment income to average net assets                    .25%(5)      .36%            .52%            .49%(5,6)
    Portfolio Turnover Rate...........................                       ._        34.24%          64.85%             ._
    Average commission rate paid (7)..................                   $.0241       $.0219              ._              ._
    Net Assets, end of period (000's Omitted).........                  $17,660      $18,702         $13,174         $11,844
(1)  Effective July 15, 1996, Class R shares were redesignated as Retail shares.
(2)  The Fund commenced operations on August 12, 1994.
(3)  Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994,
Mellon Bank, N.A. served as Fund's the investment manager.
(4)  Effective October 17, 1994, the Fund's Trust shares were redesignated as Class R shares.
(5)  Not annualized.
(6)  These ratios have been restated to reflect current year's presentation.
(7)  For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1_SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus International Equity Allocation Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to exceed the total return of the Morgan Stanley Capital International-Europe Australia Far East (MSCI EAFE) Index. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 60 million of $.001 par value Capital Stock. The Fund currently offers two classes of shares:
Institutional (24 million shares authorized) and Retail (36 million shares authorized). Retail shares are offered to any investor and Institutional shares are offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Fund's distributor. Other differences between the two classes include the services offered to and the expenses borne by each class.
    Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked priced is used for valuation purposes. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (c) Foreign currency transactions: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
    Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions, the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.
    (d) Financial futures: The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see Statement of Financial Futures). Investments in financial futures require the fund to "mark to market" on DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 1997, and their related unrealized appreciation (depreciation) are set forth in the Statement of Financial Futures.
    (e) Forward currency exchange contracts: The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. In addition, the following summarizes open forward currency exchange contracts at April 30, 1997:

                                                                                                         Unrealized
                                                       Foreign Currency                                   Appreciation
Forward Currency Contracts                                  Amount         Proceeds          Value      (Depreciation)
____________________________                          __________________   ________         _______     ______________
Sales:
______
    French Francs, expiring 7/2/96...........            3,580,000      $   642,210      $   616,593        $ 25,617
    Japanese Yen, expiring 6/17/97...........          297,107,600        2,429,637        2,354,446          75,191
Purchases:                                                                   Cost
__________                                                                 ________
    German Deutschmarks, expiring 6/25/97....            1,039,000          623,038          602,878         (20,160)
    British Pounds, expiring 6/25/97.........              759,100        1,230,046        1,230,547             501
                                                                                                               _____
         Total...............................                                                               $ 81,149
                                                                                                               =====

    (f) Distributions to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers it is the policy of the Fund not to distribute such gain.
    (g) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $1,256,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund's merger with Dreyfus Laurel International Fund. If not applied, $1,229,000 of the carryover expires in fiscal 2000 and $27,000 expires in fiscal 2002.

DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 2_INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of 1.25% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).
    (b) Distribution plan: The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Institutional shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Institutional shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Institutional shares. The Retail shares bear no distribution fee. During the period ended April 30, 1997, the distribution fee for the Institutional shares was $1,783.
    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
    (c) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees an d expenses are charged and allocated to each series based on net assets.
NOTE 3_SECURITIES TRANSACTIONS:
    The aggregate amount of sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended April 30, 1997, amounted to $1,235,846.
    At April 30, 1997, accumulated net unrealized appreciation on investments, financial futures and forward currency exchange contracts was $414,094, consisting of $2,917,386 gross unrealized appreciation and $2,503,292 gross unrealized depreciation.
    At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 4_BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the Facility.



Registration Mark
  [Dreyfus lion "d" logo]
DREYFUS INTERNATIONAL EQUITY
ALLOCATION FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                        323/723SA974
Registration Mark
  [Dreyfus logo]
International
Equity Allocation
Fund
Semi-Annual
Report
April 30, 1997

[LOGO]
Money Market
Reserves
Semi-Annual
Report

April 30, 1997

Dreyfus Money Market Reserves
-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:
   We are pleased to report the performance for Dreyfus Money Market Reserves for its six-month reporting period ended April 30, 1997 as shown in the following table:
                                                              Annualized
                               Annualized Yield            Effective Yield*
                               -----------------           ----------------
    Investor Shares.............    4.80                        4.91
    Class R Shares..............    5.01                        5.12

ECONOMIC ENVIRONMENT
Growth Remains Robust
   Defying predictions by many analysts that the six-year expansion would slow down at last, economic growth continued unabated over the past six months. In fact, after posting a 3.8% gain during the fourth quarter of 1996, real Gross Domestic Product (GDP) rose to a growth rate of 5.6% during the first three months of 1997, a level not attained in a decade. According to the government, much of the surge in growth occurred because businesses added to their inventories--a short-term trend that should not boost growth in coming quarters. Other sectors were also strong, however, most especially housing, where home resales jumped a full 9% during February and sales of new homes surpassed an 800,000 annual rate for two consecutive months--January and February--for the first time in over a decade. Sales of manufactured goods also increased, as new orders for factory durables rose and consumer confidence improved.

Fed Strikes Preemptively; Inflation Remains at Bay
   Alongside the news of surprisingly strong economic growth came another surprise: inflation remained very low. The latest evidence was the employment cost index for the first quarter of 1997, which rose only 0.6%. This fell below the 0.8% rise in the last quarter of 1996. Yet the unemployment rate for April hit 4.9%, the lowest level in 23 years. Prior to the release of these rather reassuring statistics, the Federal Reserve Board (Fed) increased the overnight bank lending rate from 5.25% to 5.50% at its March 25 Federal Open Market Committee meeting. Most market participants interpreted the hike as a preemptive move, to be the first in a series of strikes against a growing risk of inflation which stemmed primarily from the economy's strength, rising factory utilization rates, and tightening labor markets.

MARKET ENVIRONMENT
Rising Rates, as Uncertainty over Fed Policy Prevails
   After falling slightly early in the first quarter of 1997, interest rates on money market securities rose sharply following Fed Chairman Alan Greenspan's Humphrey-Hawkins Senate testimony on February 26, when the chairman warned of coming interest rate increases. Thereafter, money market interest rates continued to trend upward gradually even before the Fed actually raised rates on March 25. As an example, the three-month LIBOR** rate rose 27 basis points during March and other money market rates have risen at a similarly moderate pace throughout the period. The market widely anticipated the Fed's March move, and has already been pricing in the next rate increase which could occur at the Fed's meeting in May. Nonetheless, with advance inflation indicators not all flashing "red" as yet, the market remains unsettled as participants watch and wait to gauge the economy and the mood of the Federal Reserve Board.

PORTFOLIO OVERVIEW
   Given the economy's robust growth and the uncertainty surrounding the future direction of interest rates, your Fund retained a fairly defensive posture for much of the period. Primarily, this strategy involved maintaining a relatively short average portfolio maturity during the period. As of April 30, 1997, that maturity was approximately 43 days, which compares with an average portfolio maturity of approximately 56 days for comparable money market funds as measured by the IBC's Money Fund Report average. The Fund concentrated investments mainly in securities maturing between 30 and 90 days, although we did purchase some one-year Certificates of Deposit in the first quarter of 1997 when yields appeared attractive. These investments and the portfolio's short average maturity enabled the Fund to benefit from rising interest rates while simultaneously protecting its net asset value.
   The Fund's defensive positioning also led to a somewhat higher position of 36% of assets diversified among various floating rate notes during the semi-annual period. Floating rate securities provide yields that reset daily, weekly, monthly, or quarterly tied to the rate at which a money market index changes, such as the bank prime rate or LIBOR. In the recent semi-annual period, many of these securities offered more attractive yields than comparable fixed rate securities.
   In the coming months, management currently intends to retain its defensive posture. With the Fed still giving mixed signals as to its future policy, the interest rate environment remains somewhat unsettled. Until we believe market interest rates adequately discount the prospects of future Fed interest rate increases, the current defensive position best protects assets while still allowing the Fund to benefit from potentially rising rates. As always, we will remain vigilant in watching the economy, the market, and interest rates and will continue to seek a competitive level of income by investing in a diversified portfolio of traditional, high quality money market securities.

                                                 Sincerely,


                                                 David Hertan
                                                 Portfolio Manager

May 16, 1997
New York, NY

* Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.
** The London Interbank Offered Rate ("LIBOR") is "the rate that most creditworthy international banks dealing in Eurodollars charge each other for large loans."-- John Downes and Elliot Goodman, Dictionary of Finance and Investment Terms (New York, Barron's, 1995) s.v.

Dreyfus Money Market Reserves
-------------------------------------------------------------------------------
Statement of Investments                                                             April 30, 1997 (Unaudited)


                                                                                  Principal
Negotiable Bank Certificates of Deposit--20.7%                                      Amount              Value
----------------------------------------------------------------------------    --------------        ----------
Bank of Scotland (London)
   5.35%, 5/13/97............................................................   $  2,000,000     $    2,000,155
Bank of Tokyo--Mitsubishi (Yankee)
   5.50%, 5/19/97............................................................      8,000,000          8,000,000
Banque Nationale de Paris (Yankee)
   5.60%, 6/18/97............................................................      8,000,000          8,000,000
Canadian Imperial Bank of Commerce (Yankee)
   5.82%, 3/2/98.............................................................      7,500,000          7,491,902
Generale Bank (Yankee)
   5.52%, 9/3/97.............................................................      7,500,000          7,500,253
Industrial Bank of Japan LTD.
   5.64%, 5/16/97............................................................      8,500,000          8,500,035
Norinchukin Bank (London)
   5.62%, 5/23/97............................................................      8,000,000          8,000,049
Royal Bank of Canada
   6.24%, 4/6/98.............................................................      8,000,000          7,997,130
Sanwa Bank Ltd.
   5.62% 5/19/97.............................................................      8,500,000          8,500,042
Societe Generale (Yankee)
   5.88%, 3/3/98.............................................................      7,500,000          7,498,195
                                                                                                 --------------

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
   (cost $73,487,761)........................................................                    $   73,487,761
                                                                                                 ==============
Commercial Paper--30.0%
-----------------------------------------------------------------------------
Allianz of America Finance Corp.
   5.35%, 5/20/97............................................................   $  7,500,000     $    7,479,100
ANZ (DE) Inc.
   5.44%, 6/3/97.............................................................      1,000,000            995,078
BT Securities Corp.
   5.59%, 5/20/97............................................................      8,500,000          8,475,057
BOC Group Inc.(DE)
   5.52%, 5/2/97.............................................................      2,200,000          2,199,663
Caisse des Depots et Consignations
   5.65%, 5/1/97.............................................................      8,200,000          8,200,000
Countrywide Home Loans, Inc.
   5.68%, 5/1/97.............................................................      2,910,000          2,910,000
CSR America Inc.
   5.44%, 6/26/97............................................................      4,000,000          3,966,773
Credit Suisse
   5.65%, 5/1/97.............................................................     13,870,000         13,870,000
Daimler-Benz North America Corp.
   5.51%, 8/18/97............................................................      3,765,000          3,703,784
EksportFinans A/S
   5.71%, 7/3/97.............................................................      8,000,000          7,921,180
General Motors Acceptance Corp.
   5.41%, 5/6/97.............................................................      7,500,000          7,494,438

Dreyfus Money Market Reserves
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                April 30, 1997 (Unaudited)


                                                                                  Principal
Commercial Paper (continued)                                                       Amount              Value
----------------------------------------------------------------------------    ------------     --------------
Great Lakes Chemical Corp.
   5.65%, 5/1/97.............................................................   $  2,200,000     $    2,200,000
Household International Corp.
   5.62%, 55/7/97............................................................      9,000,000          8,991,615
Morgan Stanley Group Inc.
   5.35%, 5/20/97............................................................      7,500,000          7,479,100
Nordbanken
   5.73%, 7/1/97.............................................................      5,000,000          4,952,132
Petrofina (DE) Inc.
   5.63%, 5/1/97.............................................................     16,000,000         16,000,000
                                                                                                 --------------
TOTAL COMMERCIAL PAPER
   (cost $106,837,920).......................................................                    $  106,837,920
                                                                                                 ==============
Corporate Notes--26.5%
----------------------------------------------------------------------------
American Express Centurion Bank
   5.65%, 10/24/97 (a).......................................................   $  1,900,000     $    1,900,720
Ameritech Capital Funding Corp.
   5.43%, 5/12/98 (a)........................................................      8,000,000          8,006,523
AmSouth Bank of Alabama
   5.63%, 10/7/97 (a)........................................................      7,000,000          6,998,476
Bear Stearns Mortgage Capital Corp.
   5.53%, 11/7/97 (a)........................................................      7,500,000          7,500,000
Caterpillar Financial Services Corp.
   5.51%, 11/3/97 (a)........................................................      7,500,000          7,500,000
CIT Group Holdings Inc.
   5.70%, 1/28/98 (a)........................................................      7,500,000          7,495,136
Comerica Bank
   5.65%, 2/5/98 (a).........................................................      7,500,000          7,496,340
Corestates Bank
   5.66%, 11/6/97 (a)........................................................      5,000,000          5,000,000
Countrywide Funding Corp.
   5.68%, 12/29/97 (a).......................................................      8,500,000          8,516,500
Dean Witter, Discover & Co.
   5.66%, 9/29/97 (a)........................................................      6,000,000          6,005,420
Ford Motor Credit Co.
   5.49%, 11/3/97 (a)........................................................      2,920,000          2,923,094
General Motors Acceptance Corp.
   5.83%, 4/17/98 (a)........................................................        795,000            794,719
International Lease Finance Corp.
   7.20%, 6/23/97 (a)........................................................      2,000,000          2,001,267
Liberty Mutual Capital Corp.
   5.78%, 1/21/98 (a)........................................................      6,000,000          6,029,402
MBNA America Bank
   5.51%, 2/9/98 (a).........................................................      8,000,000          8,009,780


Dreyfus Money Market Reserves
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                April 30, 1997 (Unaudited)

                                                                                  Principal
Corporate Notes (continued)                                                        Amount            Value
----------------------------------------------------------------------------    ------------     --------------
National Rural Utilities Cooperative Finance Corp.
   5.28%, 5/19/97............................................................   $  1,000,000     $    1,002,118
SMM Trust
   5.69%, 1/15/98 (a)........................................................      7,000,000          6,999,948
                                                                                                 --------------
TOTAL CORPORATE NOTES
   (cost $94,179,443)........................................................                    $   94,179,443
                                                                                                 ==============
Short-Term Bank Notes--8.3%
-----------------------------------------------------------------------------
Bank One Milwaukee, N.A.
   5.64%, 5/14/97 (a)........................................................   $  7,000,000     $    6,999,830
Key Bank of Washington
   6.33%, 12/10/97 (a).......................................................      7,500,000          7,500,000
PNC Bank N.A.
   5.66%, 9/3/97 (a).........................................................      8,000,000          7,998,113
Westdeutsche Landesbank Girozentrale
   5.67%, 3/6/98 (a).........................................................      7,000,000          6,996,015
                                                                                                 --------------
TOTAL SHORT-TERM BANK NOTES
   (cost $29,493,958)........................................................                    $   29,493,958
                                                                                                 ==============
U.S. Government Agencies--5.6%
-----------------------------------------------------------------------------
Federal National Mortgage Association,
   Floating Rate Notes
   5.69%, 10/16/97 (a)
   (cost $19,994,195)........................................................    $20,000,000     $   19,994,195
                                                                                                 ==============
Time Deposits--7.4%
-----------------------------------------------------------------------------
Fifth Third Bank (Cayman)
   5.63%, 5/1/97.............................................................   $  7,494,000     $    7,494,000
Norwest Bank Minnesota (Cayman)
   5.66%, 5/1/97.............................................................     10,000,000         10,000,000
Societe Generale (Cayman)
   5.69%, 5/1/97.............................................................      9,000,000          9,000,000
                                                                                                 --------------
TOTAL TIME DEPOSITS
   (cost $26,494,000)........................................................                    $   26,494,000
                                                                                                 ==============
TOTAL INVESTMENTS
   (cost $350,487,277)................................................. 98.5%                    $  350,487,277
                                                                      =======                    ==============
CASH AND RECEIVABLES (NET).............................................. 1.5%                    $    5,246,415
                                                                      =======                    ==============
NET ASSETS............................................................ 100.0%                    $  355,733,692
                                                                      =======                    ==============

Notes to Statement of Investments:
-----------------------------------------------------------------------------
(a) Variable interest rates are subject to periodic change.



                       See notes to financial statements.


Dreyfus Money Market Reserves
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                       April 30, 1997 (Unaudited)

                                                                                              Cost              Value
                                                                                          -------------     ------------
ASSETS:                       Investments in securities--See Statement of Investments...   $350,487,277     $350,487,277
                              Cash......................................................                       4,379,143
                              Interest receivable.......................................                       1,577,899
                                                                                                            -------------
                                                                                                             356,444,319
                                                                                                            -------------
LIABILITIES:                  Due to The Dreyfus Corporation and affiliates.............                         170,987
                              Due to Distributor........................................                             223
                              Dividends payable.........................................                         539,417
                                                                                                            -------------
                                                                                                                 710,627
                                                                                                            -------------
NET ASSETS.............................................................................                     $355,733,692
                                                                                                            =============
REPRESENTED BY:                Paid-in capital.........................................                     $355,756,147
                               Accumulated net realized gain (loss) on investments.....                          (22,455)
                                                                                                            ------------
NET ASSETS.............................................................................                     $355,733,692
                                                                                                            =============


                           NET ASSET VALUE PER SHARE
                           ---------------------------

                                                                                       Investor Shares      Class R Shares
                                                                                       ----------------     --------------
Net Assets......................................................................           $178,643,987     $177,089,705
Shares Outstanding..............................................................            178,654,493      177,101,654
NET ASSET VALUE PER SHARE.......................................................                  $1.00            $1.00
                                                                                                 ======           ======

Statement of Operations                                                        Six Months Ended April 30, 1997 (Unaudited)

INVESTMENT INCOME


INCOME                        Interest Income...................................                              $9,511,670
EXPENSES:                     Management fee--Note 2(a).........................               $846,353
                              Distribution fees (Investor shares)--Note 2(b)....                145,972
                              Directors' fees and expenses--Note 2(c)...........                 17,272
                                                                                               --------

                                   Total Expenses...............................                               1,009,597
                                                                                                              ----------
INVESTMENT INCOME--NET...........................................................                              8,502,073

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b)...............................                                (12,659)
                                                                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................                            $8,489,414
                                                                                                              ----------
                                                                                                              ----------

                       See notes to financial statements.

Dreyfus Money Market Reserves
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                      Six Months Ended
                                                                                       April 30, 1997         Year Ended
                                                                                        (Unaudited)       October 31, 1996
                                                                                      ----------------    ----------------
OPERATIONS:
  Investment income--net................................................              $     8,502,073     $   16,551,791
  Net realized gain (loss) on investments...............................                      (12,659)             1,082
                                                                                      ---------------     ---------------
      Net Increase (Decrease) in Net Assets Resulting from Operations...                    8,489,414         16,552,873
                                                                                      ---------------     ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net:
    Investor shares.....................................................                   (3,510,460)         (6,902,288)
    Class R shares......................................................                   (4,991,613)         (9,649,503)
                                                                                        -------------       -------------
      Total Dividends...................................................                   (8,502,073)        (16,551,791)
                                                                                        -------------       -------------
CAPITAL STOCK TRANSACTIONS ($1.00 per share): Net proceeds from shares sold:
    Investor shares.....................................................                  134,111,221         159,934,479
    Class R shares......................................................                  218,990,278         716,962,318
  Dividends reinvested:
    Investor shares.....................................................                    3,360,605           6,757,305
    Class R shares......................................................                    2,812,382           5,233,636
  Cost of shares redeemed:
    Investor shares.....................................................                 (102,990,116)       (184,344,018)
    Class R shares......................................................                 (215,114,997)       (691,573,952)
                                                                                        -------------       -------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions                    41,169,373          12,969,768
                                                                                        -------------       -------------
        Total Increase (Decrease) in Net Assets.........................                   41,156,714          12,970,850
NET ASSETS:
  Beginning of Period...................................................                  314,576,978         301,606,128
                                                                                        -------------       -------------
  End of Period.........................................................                $ 355,733,692       $ 314,576,978
                                                                                        =============       =============


                       See notes to financial statements.

Dreyfus Money Market Reserves
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                  Investor Shares
                                                                 --------------------------------------------------
                                                                 Six Months Ended       Year Ended October 31,
                                                                  April 30, 1997    -------------------------------
PER SHARE DATA:                                                     (Unaudited)        1996       1995     1994(1,2)
                                                                     ----------     - ------    --------   --------
   Net asset value, beginning of period.................               $  1.00       $  1.00     $  1.00     $  1.00
                                                                       -------       -------     -------     -------
   Investment Operations:
   Investment income--net................................                .024          .048         .052        .021
                                                                       -------       -------     -------     -------
   Distributions:
   Dividends from investment income--net.................               (.024)        (.048)       (.052)      (.021)
                                                                       -------       -------     -------     -------
   Net asset value, end of period.......................              $  1.00       $  1.00      $  1.00     $  1.00
                                                                       =======       =======     =======     =======
TOTAL INVESTMENT RETURN.................................                 4.86%(3)      4.94%        5.28%       2.14%(4)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets..............                  .70%(3)       .70%         .70%        .71%(3)
   Ratio of net investment income
      to average net assets.............................                 4.81%(3)      4.84%        5.25%       3.31%(3)
   Net Assets, end of period (000's Omitted)............             $178,644      $144,168     $161,819      $3,611


--------------------
(1)  The Fund commenced selling Investor shares on April 6, 1994.
(2) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A.
     served as the Fund's investment manager.
(3)  Annualized.
(4)  Not annualized.



                       See notes to financial statements.

Dreyfus Money Market Reserves
-------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the Fund's financial statements.


                                                                           Class R Shares
                                                ---------------------------------------------------------------------
                                                Six Months Ended               Year Ended October 31,
                                                 April 30, 1997   ---------------------------------------------------
PER SHARE DATA:                                    (Unaudited)    1996      1995     1994(1,2)     1993        1992
                                                   -----------   ------    ------    --------      ------     ------
   Net asset value, beginning of period.......        $1.00       $1.00     $1.00       $1.00       $1.00      $1.00
                                                     ------      ------    ------      ------      ------     ------

   Investment Operations:
   Investment income--net.....................         .025        .050      .053        .034(3)     .028(4)    .039(4)
                                                     ------      ------    ------      ------      ------     ------
   Distributions:
   Dividends from investment income--net......        (.025)      (.050)    (.053)      (.034)      (.028)     (.039)
                                                     ------      ------    ------      ------      ------     ------
   Net asset value, end of period.............        $1.00       $1.00     $1.00       $1.00       $1.00      $1.00
                                                     ======      ======    ======      ======      ======     ======
TOTAL INVESTMENT RETURN.......................         5.06%(5)    5.16%     5.44%       3.52%       2.84%      3.92%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets              .50%(5)     .50%      .50%        .51%(6)     .50%       .50%
   Ratio of net investment income
      to average net assets...................         5.00%(5)    5.01%     5.40%       3.51%       2.80%      3.88%

   Net Assets, end of period (000's Omitted)...    $177,090    $170,409  $139,787    $124,754    $103,760    $91,848

-----------------------
(1) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(2) The Fund commenced selling Investor shares on April 6, 1994. Those shares outstanding prior to April 4, 1994 were redesignated as Trust shares. Effective October 17, 1994, the Fund's Trust shares were reclassified as Class R shares.
(3) Net investment income before expenses reimbursed by the investment adviser for the year ended October 31, 1994 was $.0331.
(4) For the year ended October 31, 1992, the investment adviser waived all or a portion of its advisory fee amounting to $.0007 per share.
    For the years ended October 31, 1993 and 1992, the investment adviser reimbursed expenses of the Fund amounting to $.0036 and $.0027 per share, respectively.
(5) Annualized.
(6) Annualized expense ratio before expenses reimbursed by the investment adviser for the year ended October 31, 1994 was 0.64%.

                        See notes to financial statments.

Dreyfus Money Market Reserves
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

    Dreyfus Money Market Reserves (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to seek a high level of current income consistent with stability of principal by investing in high-grade money market instruments. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 2 billion of $.001 par value Capital Stock in each of the following classes of shares: Investor and Class R. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class.

    Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

    (a) Portfolio valuation: Investments are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act of 1940, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

    It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for the Fund; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and discounts on investments, is recognized on the accrual basis. Cost of investments represents amortized cost.

    (c) Distributions to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

    (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Dreyfus Money Market Reserves
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

    The Fund has an unused capital loss carryover of approximately $10,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, the carryover expires in fiscal 2003.

    At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Investment Management Fee And Other Transactions With Affiliates:

    (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).

    (b) Distribution plan: The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Investor shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The Class R shares bear no distribution fee. During the period April 30, 1997, the distribution fee for the Investor shares was $145,972.

    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

    (c) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 3--Bank Line of Credit:

    The Fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the line of credit.

[LOGO]
Dreyfus Money Market Reserves
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940


Printed in U.S.A.                  317/717SA974

[LOGO]
Dreyfus
Municipal Reserves
Semi-Annual
Report

April 30, 1997




Dreyfus Municipal Reserves
-------------------------------------------------------------------------------
Statement of Investments                                                         April 30, 1997 (Unaudited)

                                                                                 Principal
Tax Exempt Investments--100.0%                                                     Amount             Value
----------------------------------------------------------------------------    -----------        -----------


Alabama--1.9%
Phoenix City Industrial Development Board, Environmental Improvement Revenue,
   VRDN
   4.55%, Series A (LOC; Toronto-Dominion Bank) (a,b)........................   $  3,400,000       $  3,400,000

Alaska--1.5%
Alaska Industrial Development Authority, Revenue, VRDN
   (Providence Medical Office Building) 3.50% (LOC; Kredietbank) (a,b).......      1,720,000          1,720,000
City of Anchorage, Refunding, Revenue 4%, Series B, 10/1/97 (Insured; FGIC)..      1,125,000          1,126,370

Arizona--2.5%
Cochise County Pollution Control Corporation, SWDR
   (Arizona Electric Power Co-Op Inc. Project)
   3.50%, 9/1/97 (Liquidity; National Rural Utility Co-Op)...................      2,100,000          2,100,000
Pinal County Industrial Development Authority, PCR, Refunding, VRDN
   (Magma Copper Co. Project) 4.60% (LOC; Banque Nationale de Paris) (a,b)...      2,400,000          2,400,000

California--2.1%
Eastern Municipal Water District, Water and Sewer Revenue, COP, Refunding, VRDN
   4.50%, Series B (Insured; FGIC and SBPA; Rabobank Nederland) (a)..........        200,000            200,000
Fairfield Industrial Development Authority, IDR, VRDN (R. Dakin and Co. Project)
   3.55% (LOC; Bank of America) (a,b)........................................        600,000            600,000
Los Angeles Regional Airport Improvement Corporation, Lease Revenue, VRDN
   (American Airlines) 4.50% (LOC; Wachovia Bank and Trust Co.) (a,b)........      1,100,000          1,100,000
Regional Airports Improvement Corporation of Los Angeles,
   Terminal Facilities Completion Revenue, VRDN (Los Angeles International
   Airport) 4.55% (LOC; Societe Generale) (a,b)..............................      1,900,000          1,900,000

Colorado--1.8%
Arapahoe County, IDR, VRDN (CSX Beckett Aviation) 3.66% (LOC; Barclays Bank) (a,b)   700,000            700,000
Dover Valley Metropolitan District of Arapahoe County, Revenue, Refunding
   3.90%, Series B, 11/1/97 (LOC; Banque Nationale de Paris) (b).............      1,000,000          1,000,000
Interstate South Metropolitan District, Refunding, Revenue
   3.75%, Series B, 11/1/97 (LOC; Banque Nationale de Paris) (b).............        975,000            975,000
Lakewood, IDR, VRDN (Service Merchandise Co., Inc. Project)
   3.65% (LOC; Canadian Imperial Bank of Commerce) (a,b).....................        500,000            500,000
City of Thornton, IDR, VRDN (Service Merchandise Co., Inc. Project)
   3.65% (LOC; Canadian Imperial Bank of Commerce) (a,b).....................        200,000            200,000

Florida--3.5%
Florida Multi-Family Housing Finance Agency, Refunding, VRDN
   4%, Series E (LOC; Comerica Bank) (a,b)...................................      1,200,000          1,200,000
Hillsborough County Port District, Special Purpose Revenue, Refunding, VRDN
   (IMC Fertilizer)
   4.70% (LOC; Rabobank Nederland) (a,b).....................................      2,100,000          2,100,000
Putnam County Development Authority, PCR, VRDN (Seminole Electric)
   4.55%, Series H-1 (Corp. Guaranty; National Rural Utility Co-Op) (a)......      1,050,000          1,050,000
West Orange Memorial Hospital, Tax District Revenue, CP
   4.30%, Series 1991A-2, 5/20/97 (LOC; Rabobank Nederland) (b)..............      2,000,000          2,000,000




Dreyfus Municipal Reserves
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                April 30, 1997 (Unaudited)

                                                                                    Principal
Tax Exempt Investments (continued)                                                    Amount           Value
------------------------------------------------------------------------------    --------------    ------------
Georgia--6.0%
City of Dalton, Utilities Revenue, Refunding 4%, 1/1/98 (Insured; MBIA)......       $ 2,015,000        $ 2,019,562
State of Georgia, Revenue 7.70%, Series E, 7/1/97............................         5,000,000          5,032,546
Hart County Industrial Building Authority, IDR, Refunding, VRDN
  (Dundee Mills Inc. Project)
   4.70% (LOC; Trust Co. Bank) (a,b).........................................         2,000,000          2,000,000
Municipal Electric Authority, VRDN (Project One)
   3.55%, Series E (LOC; ABN-Amro Bank) (a,b)................................         2,000,000          2,000,000

Illinois--8.6%
Alsip, IDR, VRDN (Ardco Inc. Project) 4.80% (LOC; Harris Trust and Savings
   Bank) (a,b)..............................................................          1,455,000          1,455,000
Burbank, IDR, VRDN (Service Merchandise Co., Inc. Project)
   3.65% (LOC; Canadian Imperial Bank of Commerce) (a,b).....................           400,000            400,000
City of Chicago, VRDN 4.50%, Series B (LOC; Canadian Imperial Bank of
   Commerce) (a,b)...........................................................         1,000,000          1,000,000
Chicago O'Hare International Airport, General Airport Revenue, VRDN
   (Second Lien):
   4.60%, Series B (LOC; Societe Generale) (a,b).............................           680,000            680,000
   4.65%, Series B (LOC; Bayerische Landesbank) (a,b)........................           500,000            500,000
Illinois Development Finance Authority, VRDN:
   IDR (Columbia Graphics Corp. Project)
     4.80% (LOC; Harris Trust and Savings Bank) (a,b)........................         2,400,000          2,400,000
   Revenue:
     (Aurora Central Catholic High School) 4.55% (LOC; Northern Trust Co.) (a,b)      1,000,000          1,000,000
     (Saint Paul's House Project) 4.55% (LOC; Lasalle National Bank) (a,b)...         1,625,000          1,625,000
Illinois Educational Facilities Authority, Revenues, VRDN (Aurora University)
   4.70% (LOC; Harris Trust and Savings Bank) (a,b)..........................           500,000            500,000
City of Naperville, IDR, VRDN (Service Merchandise Co., Inc. Project) 3.65% (a)       1,800,000          1,800,000
City of New Lenox, IDR, VRDN (Panduit Corp. Project) 4.75% (LOC; Commerzbank) (a,b)   1,300,000          1,300,000
City of Zion, Revenue, VRDN (H & M Enterprises LLC Project)
   4.70%, Series A (LOC; Federal Home Loan Bank) (a,b).......................         3,050,000          3,050,000

Indiana--2.3%
City of Auburn, EDR, VRDN (RJ Tower Corp. Project) 4.75% (LOC; Comerica Bank)
   (a,b).....................................................................           325,000            325,000
Fort Wayne Hospital Authority, HR, VRDN (Parkview Memorial Hospital)
   4.50%, Series B (LOC; Bank of America) (a,b)..............................         1,950,000          1,950,000
Indiana Educational Facilities Authority, Revenue, VRDN
   (University of Notre Dame Du Lac Project)
   4.50% (Liquidity; First National Bank of Chicago) (a).....................           800,000            800,000
Indiana Hospital Equipment Financing Authority, Revenue, VRDN
   4.60%, Series A (SBPA; National Bank of Detroit and Insured; MBIA) (a)....         1,200,000          1,200,000

Kansas--1.1%
City of Burlington, PCR, Refunding, CP (Kansas City Power and Light)
   3.60%, Series A, 5/6/97 (LOC; Toronto-Dominion Bank) (b)..................         2,000,000          2,000,000



Dreyfus Municipal Reserves
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                April 30, 1997 (Unaudited)

                                                                                  Principal
Tax Exempt Investments (continued)                                                  Amount             Value
-----------------------------------------------------------------------------    ------------       ----------
Kentucky--1.1%
Mayfield, Multi-City Lease Revenue, VRDN (League of Cities Funding Trust)
   4.65% (LOC; PNC Bank) (a,b)...............................................    $ 1,000,000        $ 1,000,000
University of Kentucky, University Revenues, Prerefunded
   6.70%, 5/1/97 (Escrowed in; U.S. Government Securities)...................      1,000,000          1,020,000

Louisiana--3.9%
State of Louisiana, Revenue, Prerefunded
   8%, Series B, 5/1/97 (Escrowed in; U.S. Government Securities)............      2,000,000          2,040,000
Louisiana Recovery District, Sales Tax Revenue
   3.90%, 7/1/97 (Escrowed in; U.S. Government Securities and Insured; FGIC).      5,000,000          5,000,000

Maine--1.1%
State of Maine, TAN 4.50%, 6/27/97...........................................      2,000,000          2,001,878

Massachusetts--4.5%
Massachusetts Bay Transportation Authority, Notes:
   4.75%, Series B, 9/5/97...................................................      2,000,000          2,005,351
   4.25%, Series A, 2/27/98..................................................      3,000,000          3,015,083
City of Worchester:
   BAN 3.97%, 8/28/97........................................................      1,500,000          1,500,922
   Municipal Purpose Loan Revenue, Refunding 5%, Series A, 8/1/97
   (Insured; AMBAC)..........................................................      1,640,000          1,644,202

Michigan--6.7%
Meridian Economic Development Corporation, LOR, VRDN
   (Service Merchandise Co., Inc. Project)
   3.65% (LOC; Canadian Imperial Bank of Commerce) (a,b).....................        600,000            600,000
State of Michigan, Notes 4.50%, 9/30/97......................................      5,000,000          5,021,424
Michigan Building Authority, Revenue, CP
   3.50%, Series 1, 5/1/97 (LOC; Canadian Imperial Bank of Commerce) (b).....      2,600,000          2,600,000
Michigan Municipal Bond Authority, Revenue, Notes 4.50%, 7/3/97..............      3,000,000          3,002,988
University of Michigan, University Revenues, VRDN (Medical Service Plan)
   4.50%, Series A (a).......................................................      1,000,000          1,000,000

Minnesota--4.5%
State of Minnesota, Revenue:
   5%, Series A, 6/30/97 (Insured; AMBAC)....................................      5,000,000          5,012,302
   6.60%, 8/1/97.............................................................      3,125,000          3,149,215

Mississippi--1.8%
Jackson County, Water Systems Revenue, Refunding
   3.55%, 8/1/97 (Guaranteed by; Chevron USA Corp.)..........................      1,840,000          1,840,000
Perry County, PCR, Refunding, VRDN (Leaf River Forest Project)
   4.45% (LOC; Credit Suisse) (a,b)..........................................      1,400,000          1,400,000

Missouri--.7%
Kansas City Industrial Development Authority, MFHR, VRDN
   (Timberline Village Apartments Project) 4.60%
   (LOC; Bank of America) (a,b).............................................       1,300,000          1,300,000



Dreyfus Municipal Reserves
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                 April 30, 1997 (Unaudited)

                                                                                    Principal
Tax Exempt Investments (continued)                                                   Amount               Value
-----------------------------------------------------------------------------     -------------       -----------
Montana--.9%
Butte-Silver Bow, PCR, Refunding, VRDN (Rhone-Poulenc Inc. Project)
   4.60% (LOC; Banque Nationale de Paris) (a,b)..............................      $ 1,705,000        $ 1,705,000

Nevada--2.9%
Clark County, IDR, VRDN (Nevada Power Co. Project)
   4.65%, Series A (LOC; Barclays Bank) (a,b)................................        1,000,000          1,000,000
Clark County, Sanitation District Revenue 5.25%, Series A, 7/1/97
   (Insured; AMBAC)..........................................................        2,935,000          2,943,259
City of Las Vegas, Revenue, Prerefunded
   7.50%, 11/1/97 (Escrowed in; U.S. Government Securities and
   Insured; MBIA)...........................................................         1,300,000          1,349,317

New Hampshire--1.4%
New Hampshire Higher Educational and Health Facilities Authority, Revenue
   (Dartmouth Educational Loan Corp.)
   3.80%, 6/1/97 (Guaranteed by; Dartmouth College)..........................        1,575,000          1,575,000
New Hampshire Municipal Bond Bank, Revenue
   5.25%, Series A, 8/15/97 (Insured; AMBAC).................................        1,000,000          1,004,387

New York--.6%
New York State Job Development Authority, VRDN
   4.70%, Series B-1 thru B-21 (BPA; Fuji Bank) (a)..........................        1,100,000          1,100,000

North Carolina--2.3%
Halifax County Industrial Facilities and Pollution Control Financing Authority,
   Exempt Facilities Revenue, VRDN (Westmoreland) 4.55% (LOC; Credit Suisse) (a,b)   1,200,000          1,200,000
North Carolina Educational Facilities Finance Agency, Revenue, VRDN
   (Bowman Gray School Medical Project) 4.60% (LOC; Wachovia Bank) (a,b).....        3,000,000          3,000,000

North Dakota--.5%
City of Fargo, Revenue, Refunding 3.80%, Series B, 7/1/97....................          890,000            889,816

Ohio--.6%
City of Columbus, Sewer Improvement Revenue 9%, No. 26-E, 9/15/97............        1,075,000          1,095,404

Oregon--.6%
City of Portland, Revenue 7%, Series B, 6/1/97...............................        1,130,000          1,132,932

Pennsylvania--4.5%
Bucks County Industrial Development Authority, Revenue, VRDN
   (SHV Real Estate Inc.)
   4.20% (LOC; ABN-Amro Bank) (a,b)..........................................          200,000            200,000
Chartiers Valley Industrial and Commercial Development Authority,
   Commercial Development Revenue VRDN (William Penn Place Project)
   4.10% (LOC; PNC Bank) (a,b)...............................................          900,000            900,000
Jeannette Health Service Authority, HR, VRDN (Jeanette District
   Memorial Hospital Project)
   4.60% (LOC; PNC Bank) (a,b)...............................................          600,000            600,000
Lehigh County Industrial Development Authority, PCR, VRDN
   (Allegheny Electric Co-Op)
   3.65% (LOC; Rabobank Nederland) (a,b).....................................          120,000            120,000



Dreyfus Municipal Reserves
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                 April 30, 1997 (Unaudited)

Tax Exempt Investments (continued)                                                   Amount            Value
-------------------------------------------------------------------------------    ----------        ---------
Pennsylvania (continued)
Moon Industrial Development Authority, IDR, VRDN (Executive Office
   Association Project)
   4.60% (LOC; PNC Bank) (a,b)...............................................      $ 1,250,000        $ 1,250,000
Quakertown General Authority, Revenue, VRDN (Pooled Financing Program)
   4.55%, Series A (LOC; PNC Bank) (a,b).....................................        1,200,000          1,200,000
Schuylkill County Industrial Development Authority, Revenue, VRDN
   (Pine Grove Landfill Inc.)
   4.55% (LOC; Meridian Bancorp Inc.) (a,b)..................................        1,500,000          1,500,000
Warren County Hospital Authority, Revenue, VRDN (Warren General
   Hospital Project)
   4.60%, Series B (LOC; PNC Bank) (a,b).....................................          900,000            900,000
Washington County, Revenue, Refunding 5.20%, 6/1/97 (Insured; FGIC)..........        1,000,000          1,001,403
Washington County Industrial Development Authority, IDR, Refunding, VRDN
   (Wetterau Finance Co. Project) 4.60% (LOC; PNC Bank) (a,b)................          500,000            500,000

South Carolina--2.4%
South Carolina Job-Economic Development Authority, EDR, VRDN
   (Wellman Inc. Project)
   4.60% (LOC; Wachovia Bank and Trust Co.) (a,b)............................        3,600,000          3,600,000
York County, PCR, VRDN (North Carolina Electric Project)
   4.55%, Series N-2 (Corp. Guaranty; National Rural Utility Co-Op) (a)......          750,000            750,000

Tennessee--.8%
Knox County Industrial Development Board, Industrial Revenue, VRDN
   (Service Merchandise Co., Inc. Project)
   3.65% (LOC; Canadian Imperial Bank of Commerce) (a,b).....................        1,500,000          1,500,000

Texas--11.3%
Dallas Industrial Development Corporation, IDR, VRDN (Sealed Power Corp.)
   3.65% (LOC; National Bank of Detroit) (a,b)...............................        1,100,000          1,100,000
Grapevine, IDR, VRDN 3.95% (LOC; J.P. Morgan) (a,b)..........................          800,000            800,000
Gulf Coast Waste Disposal Authority, Water Pollution Control Contract Revenue
   (Amoco Oil-Amoco Chemicals) 3.45%, 7/15/97 (Corp. Guaranty;
   Amoco Credit Corp.).......................................................        4,000,000          4,000,000
Harris County, Revenue, Prerefunded (Toll Road-Senior Lien) 6.625%,
   Series B, 8/15/97
   (Escrowed in; U.S. Government Securities and Insured; AMBAC)..............        3,355,000          3,449,008
Houston Independent School District, Revenue, Refunding (School House)
   6.95%, 8/15/97............................................................        1,000,000          1,009,363
Lower Neches Valley Authority, PCR (Chevron USA Inc. Project)
   3.50%, 8/15/97 (Corp. Guaranty; Chevron USA Inc.).........................        2,000,000          2,000,000
North Texas Higher Education Authority, Student Loan Revenue, Refunding, VRDN
   4.60%, Series A (BPA; Student Loan Marketing Association and
   Insured; AMBAC) (a).......................................................        1,900,000          1,900,000
Nueces County Health Facilities Development Corporation, Revenue, VRDN
   (Driscoll Children Foundation) 4.55% (LOC; Bank One) (a,b)................        2,395,000          2,395,000
State of Texas, TRAN 4.75%, Series A, 8/29/97................................        4,000,000          4,010,114

Utah--4.9%
Layton Municipal Building Authority, City Facilities Revenue
   7.25%, 8/1/97 (Insured; MBIA).............................................        3,350,000          3,430,235



Dreyfus Municipal Reserves
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                 April 30, 1997 (Unaudited)

                                                                                   Principal
Tax Exempt Investments (continued)                                                  Amount               Value
--------------------------------------------------------------------------        -----------         ----------
Utah (continued)
Utah Water Finance Agency, Revenue (Pooled Loan Program)
   3.75%, Series A, 10/1/97 (Insured; MBIA)..................................     $ 1,195,000        $ 1,195,477
City of West Jordan, TRAN 4%, 6/30/97........................................       4,350,000          4,350,000

Virginia--1.6%
Campbell County Industrial Development Authority, Exempt Facility
   Revenue, VRDN
   (Hadson Power 12) 4.60%, Series A (LOC; Barclays Bank) (a,b)..............       2,900,000          2,900,000

Washington--.5%
Port Seattle Industrial Development Corporation, Revenue, Refunding, VRDN
   (Sysco Food Services Project) 4.65% (a)...................................       1,000,000          1,000,000

West Virginia--1.9%
Putnam County, IDR, VRDN (FMC Corp.) 3.65% (LOC; Union Bank of Switzerland)
   (a,b).....................................................................         700,000            700,000
West Virginia Public Energy Authority, Energy Revenue, CP
   (Morgantown Association Project)
   3.65%, Series A, 5/2/97 (LOC; Swiss Bank Corp.) (b).......................       2,800,000          2,800,000

Wisconsin--3.1%
State of Wisconsin, Revenue, Prerefunded
   7.25%, Series B, 5/1/97 (Escrowed in; U.S. Government Securities).........       3,825,000          3,863,250
Wisconsin Health and Educational Facilities Authority, Revenue, VRDN
   (Wheaton Franciscan Services) 4.60% (LOC; Toronto-Dominion Bank) (a,b)....       1,750,000          1,750,000

Wyoming--3.6%
Green River, VRDN (Rhone Poulenc Inc. Project):
   PCR, Refunding 4.50% (LOC; ABN-Amro Bank) (a,b)...........................       4,800,000          4,800,000
   Revenue 4.60% (LOC; Societe Generale) (a,b)...............................       1,800,000          1,800,000
                                                                                                   -------------
TOTAL INVESTMENTS (cost $182,729,880)........................................                       $182,730,808
                                                                                                   =============

Dreyfus Municipal Reserves
-------------------------------------------------------------------------------

Summary of Abbreviations
---------------------------------------------------------------------------------------------------------
AMBAC      American Municipal Bond Assurance Corporation    LOR        Limited Obligation Revenue
BAN        Bond Anticipation Notes                          MBIA       Municipal Bond Investors Assurance
BPA        Bond Purchase Agreement                                       Insurance Corporation
COP        Certificate of Participation                     MFHR       Multi-Family Housing Revenue
CP         Commercial Paper                                 PCR        Pollution Control Revenue
EDR        Economic Development Revenue                     SBPA       Standby Bond Purchase Agreement
FGIC       Financial Guaranty Insurance Company             SWDR       Solid Waste Disposal Revenue
HR         Hospital Revenue                                 TAN        Tax Anticipation Notes
IDR        Industrial Development Revenue                   TRAN       Tax and Revenue Anticipation Notes
LOC        Letter of Credit                                 VRDN       Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------------------------------------
Fitch (c)          or          Moody's           or           Standard & Poor's         Percentage of Value
------                         --------                       ----------------          -------------------
F1+/F1                         VMIG1/MIG1, P1(d)              SP1+/SP1, A1+/A1(d)                61.3%
AAA/AA (e)                     Aaa/Aa (e)                     AAA/AA (e)                         36.3
Not Rated (f)                  Not Rated (f)                  Not Rated (f)                       2.4
                                                                                               -------
                                                                                                100.0%
                                                                                               =======

Notes to Statement of Investments:
-------------------------------------------------------------------------------
(a) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(b) Secured by letters of credit. At April 30, 1997, 46.1% of the Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks, brokerage firms and government agencies.
(c) Fitch currently provides creditworthiness information for a limited number of investments.
(d) P1 and A1 are the highest ratings assigned tax exempt commercial paper by Moody's and Standard & Poor's, respectively.
(e) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
(f) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.
(g) At April 30, 1997, the Fund had $47,845,000 (25.3% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from industry.

                      See notes to financial statements.

Dreyfus Municipal Reserves
------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                         April 30, 1997 (Unaudited)

                                                                                              Cost              Value
                                                                                          ------------       ------------
ASSETS:                       Investments in securities--See Statement of Investments     $182,729,880       $182,730,808
                              Cash.............................................                                 2,928,472
                              Interest receivable..............................                                 2,016,699
                              Receivable for investment securities sold........                                 1,555,105
                                                                                                             ------------
                                                                                                              189,231,084
                                                                                                             ------------
LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                    72,665
                              Due to Distributor...............................                                       114
                              Dividends Payable................................                                   195,085
                                                                                                             ------------
                                                                                                                  267,864
                                                                                                             ------------
NET ASSETS.....................................................................                              $188,963,220
                                                                                                             ============
REPRESENTED BY:               Paid-in capital..................................                              $188,973,327
                              Accumulated distributions in excess of
                                investment income--net..........................                                   (1,575)
                              Accumulated net realized gain (loss) on investments                                  (9,460)
                              Accumulated gross unrealized appreciation on investments                                928
                                                                                                             ------------
NET ASSETS.....................................................................                              $188,963,220
                                                                                                             ============

                                         NET ASSET VALUE PER SHARE
                                         -------------------------
                                                                                         Investor Shares    Class R Shares
                                                                                         ---------------    --------------
Net Assets.....................................................................             $16,465,606      $172,497,614
Shares Outstanding.............................................................              16,468,092       172,504,632

NET ASSET VALUE PER SHARE......................................................                   $1.00             $1.00
                                                                                                  =====             =====

Statement of Operations            Six Months Ended April 30, 1997 (Unaudited)



INVESTMENT INCOME

INCOME                        Interest Income..................................                                $3,906,639

EXPENSES:                     Management fee--Note 2(a).........................              $556,198
                              Distribution fees  (Investor Shares)--Note 2(b)...                15,771
                              Directors' fees and expenses--Note 2(c)..........                 15,408
                                                                                              --------
                                   Total Expenses..............................                                   587,377
                                                                                                               ----------
INVESTMENT INCOME--NET..........................................................                                3,319,262
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b):
                              Net realized gain (loss) on investments.........                 $ (9,460)
                              Net unrealized appreciation (depreciation) on investments            (495)
                                                                                               --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................                                    (9,955)
                                                                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                                 $3,309,307
                                                                                                               ==========
                      See notes to financial statements.

Dreyfus Municipal Reserves
------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                        Six Months Ended
                                                                                         April 30, 1997        Year Ended
                                                                                           (Unaudited)      October 31, 1996
                                                                                         ---------------    ----------------
OPERATIONS:
  Investment income--net...............................................                   $   3,319,262       $   7,431,410
                                                                                          -------------       -------------
  Net realized gain (loss) on investments..............................                          (9,460)            136,101
  Net unrealized appreciation (depreciation) on investments............                            (495)              1,423
                                                                                          -------------       -------------
      Net Increase (Decrease) in Net Assets Resulting from Operations..                       3,309,307           7,568,934
                                                                                          -------------       -------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net:
    Investor shares....................................................                        (220,735)           (481,550)
    Class R shares.....................................................                      (3,098,527)         (6,949,860)
  Net realized gain on investments:
    Investor shares....................................................                          (8,836)             --
    Class R shares.....................................................                        (126,412)             --
                                                                                          -------------       -------------
      Total Dividends..................................................                      (3,454,510)         (7,431,410)
                                                                                          -------------       -------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):
  Net proceeds from shares sold:
    Investor shares....................................................                      13,100,202          13,776,159
    Class R shares.....................................................                     410,203,582         922,707,532
  Dividends reinvested:
    Investor shares....................................................                         215,393             469,830
    Class R shares.....................................................                         800,838           1,964,486
  Cost of shares redeemed:
    Investor shares....................................................                     (10,914,371)        (17,943,271)
    Class R shares.....................................................                    (459,549,461)       (908,996,571)
                                                                                          -------------       -------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions                     (46,143,817)         11,978,165
                                                                                          -------------       -------------
        Total Increase (Decrease) in Net Assets........................                     (46,289,020)         12,115,689

NET ASSETS:
  Beginning of Period..................................................                     235,252,240         223,136,551
                                                                                          -------------       -------------
  End of Period........................................................                   $ 188,963,220       $ 235,252,240
                                                                                          =============       =============

Distributions in excess of investment income--net.......................                  $      (1,575)      $      (1,575)
                                                                                          -------------       -------------

                      See notes to financial statements.




Dreyfus Municipal Reserves
------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                 Investor Shares
                                                                 --------------------------------------------------
                                                                 Six Months Ended        Year Ended October 31,
                                                                  April 30, 1997     ------------------------------
PER SHARE DATA:                                                     (Unaudited)       1996       1995     1994(1, 2)
                                                                  --------------     ------     ------    ----------
   Net asset value, beginning of period.................               $1.00         $1.00       $1.00       $1.00
                                                                       -----         -----       -----       -----
   Investment Operations:
   Investment income--net................................               .014          .029        .032        .012
                                                                       -----         -----       -----       -----
   Distributions:
   Dividends from investment income--net.................              (.014)        (.029)      (.032)      (.012)
                                                                       -----         -----       -----       -----
   Net asset value, end of period.......................               $1.00         $1.00       $1.00       $1.00
                                                                       =====         =====       =====       =====
TOTAL INVESTMENT RETURN.................................                2.92%(3)      2.96%       3.28%       1.23%(4)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets..............                 .72%(3)       .70%        .70%        .70%(3)
   Ratio of net investment income
      to average net assets.............................                2.80%(3)      2.92%       3.33%       2.11%(3)
   Net Assets, end of period (000's Omitted)............             $16,465       $14,074     $17,764      $1,161

----------------------
(1) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(2) The Fund commenced selling Investor shares on April 20, 1994. Those shares outstanding prior to April 4, 1994 were redesignated as Trust shares. Effective October 17, 1994, the Fund's Trust shares were reclassified as Class R shares.
(3) Annualized.
(4) Not annualized.



                      See notes to financial statements.

Dreyfus Municipal Reserves
-------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                      Class R Shares
                                           --------------------------------------------------------------------
                                           Six Months Ended               Year Ended October 31,
                                            April 30, 1997  ---------------------------------------------------
PER SHARE DATA:                               (Unaudited)     1996      1995     1994(1, 2)    1993       1992
                                              -----------   ------    ------     ----------   ------     ------
   Net asset value, beginning of period..        $1.00       $1.00     $1.00       $1.00       $1.00      $1.00
                                                 -----       -----     -----       -----       -----      -----
   Investment Operations:
   Investment income--net.................        .015        .031      .034        .023(3)     .021(4)    .029(4)
                                                 -----       -----     -----       -----       -----      -----
   Distributions:
   Dividends from investment income--net..       (.015)      (.031)    (.034)      (.023)      (.021)     (.029)
                                                 -----       -----     -----       -----       -----      -----
   Net asset value, end of period........        $1.00       $1.00     $1.00       $1.00       $1.00      $1.00
                                                 -----       -----     -----       -----       -----      -----
                                                 -----       -----     -----       -----       -----      -----
TOTAL INVESTMENT RETURN..................         3.15%(5)    3.17%     3.48%       2.29%       2.10%      2.94%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets         .51%(5)     .50%      .50%        .51%(6)     .50%       .50%
   Ratio of net investment income
      to average net assets..............         3.00%(5)    3.11%     3.41%       2.30%       2.08%      2.90%

   Net Assets, end of period (000's Omitted)  $172,498    $221,178  $205,373    $205,105    $187,830   $184,719

--------------------
(1) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager.
    Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(2) The Fund commenced selling Investor shares on April 20, 1994. Those shares outstanding prior to
    April 4, 1994 were redesignated as Trust shares. Effective October 17, 1994, the Fund's Trust shares were reclassified as Class R shares.
(3) Net investment income before expenses reimbursed by the investment adviser for the year ended
    October 31, 1994 was $.0218.
(4) For the years ended October 31, 1993 and 1992, the investment adviser reimbursed expenses of the
    Fund amounting to $.0024 and $.0029 per share, respectively.
(5) Annualized.
(6) Annualized expense ratio before expenses reimbursed by the investment adviser for the year ended
    October 31, 1994 was 0.61%.


                      See notes to financial statements.

Dreyfus Municipal Reserves
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

    Dreyfus Municipal Reserves (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to seek a high level of current income consistent with stability of principal by investing in high-grade money market instruments. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 1 billion of $.001 par value Capital Stock in each of the following classes of shares: Investor and Class R. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class.

    Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

    (a) Portfolio valuation: Investments are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act of 1940, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

    It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for the Fund; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums on investments, is recognized on the accrual basis. Cost of investments represents amortized cost.

    (c) Distributions to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

    (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

    At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Municipal Reserves
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)


NOTE 2--Investment Management Fee And Other Transactions With Affiliates:

    (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).

    (b) Distribution plan: The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Investor shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The Class R shares bear no distribution fee. During the period April 30, 1997, the distribution fee for the Investor shares was $15,771.

    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

    (c) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 3--Bank Line of Credit:

    The Fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the line of credit.

NOTE 4--Subsequent Event:

    On December 13, 1996, Middlesex County, Massachusetts defaulted on payment of principal and interest on $1,500,000 (principal amount) County Hospital Revenue Anticipation Notes held by the Fund. The Fund is currently pursuing available legal remedies to protect its interests.

[LOGO]
Dreyfus Municipal Reserves
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940




Printed in U.S.A.                  324/724SA974

[LOGO]
Institutional
S&P 500 Stock
Index Fund
Semi-Annual
Report

April 30, 1997

Dreyfus Institutional S&P 500 Stock Index Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:
   We are pleased to provide you with this semi-annual report for the Dreyfus S & P 500 Index Fund for the six-month period ended April 30, 1997. Over this period, your Fund produced a total return of 14.40%,* which compares with a total return of 14.71% for the Standard & Poor's 500 Composite Stock Price Index over the same period.** The difference is accounted for by transaction fees and other fund expenses.
   Over the last six months, large capitalization equities, as represented by the S & P 500 Index, provided performance that was significantly better than both mid-cap and small-cap equities. The S & P 400 MidCap Stock Index had a total return of 6.88% while the Russell 2000 Index, made up of small cap stocks, had a total return of 1.61% for the same period.***

ECONOMIC REVIEW
   The Federal Reserve Board (the "Fed") decision in March to tighten credit already has been vindicated by the reported 5.6% rise in first quarter real Gross Domestic Product and by the drop to 4.9% in April's unemployment rate. The economic debate is now splintered into 1) those who believe that softer incoming economic data for the second quarter can keep Fed policy on hold, and 2) those who believe the economy is fundamentally too strong, warranting higher rates irrespective of short-term economic fluctuations. Views on the risk of inflation clearly distinguish these camps. To date, a strong dollar has helped mute price inflation, preventing a follow-through from rising wages. Market interest rates are likewise treading water until the policy outlook becomes clearer. We believe that some tightening is likely in coming months and this should temper overall growth to sustain a long business cycle.
   First quarter real GDP grew an annualized 5.6% for the quarter and by 4.0% since the first quarter of 1996, both growth rates unseen since 1987/88. Virtually every major economic sector contributed positively to growth. In the early evidence for the second quarter, rising new orders portend continued strength in exports and capital spending. By contrast, retail spending weakened in April and the housing sector slowed. However, real disposable income grew 3.8% in the last year, a pace which, if sustained, should support the upward cycle in consumer spending, while mortgage rates have not yet risen substantially.
   Alongside the recent evidence of slowing consumer demand is the report of the drop in unemployment in April. With this, the labor market is becoming extremely tight. This is raising fears of future inflation even though actual inflation remains modest and despite signs of a slower second quarter economy. Hence, bond yields remain near their recent highs, largely ignoring the bullish news of a Washington agreement to balance the Federal budget. Short-term rates likewise contain built-in expectations for another Fed rate hike in coming weeks.
   If inflation should stay subdued, then the larger risk from the combination of slower economic growth and a tightening labor market is to corporate profits. Through the first quarter, however, profits continued to surprise on the upside, and we expect overall profits to post modest gains in 1997.
   The economy is now embarked on the seventh year for this business cycle. Economic growth is proving stronger than seen since the late 1980s while inflation is still subdued. More Fed tightening would indicate a willingness to err on the side of caution and would thus help sustain the expansion.

MARKET OVERVIEW
   The six-month fiscal period ended April 30, 1997 was one of the most volatile in recent stock market history. While the underlying U.S. economy continued to grow with little inflation, investor concerns over the outlook for interest rates and for corporate profits caused major shifts in market sentiment, and hence in prices.

   Early in the half-year period, the dominant market trend was strong, despite nervousness about the strength of economic growth and the possible reactions of the Fed. The trend picked up steam during the winter, with the Dow Jones Industrial Average breaking the 7000 mark in mid-February, and then hitting a new high of 7085.16 in mid-March. However, when the Fed, in a widely anticipated move, increased its overnight lending rate on March 25 by one quarter of a percentage point seeking to cool off the economy and the "irrational exuberance" in the equity markets (as Fed chairman Alan Greenspan termed it), the markets promptly obliged. Between mid-March and mid-April the DJIA dropped 9.8%.
   By then, however, a stream of strong quarterly profit reports began issuing from major corporations, and the latest Government numbers on inflation appeared reassuring. Moreover, underlying economic expansion continued, but at a pace that appeared sustainable.
   The market's reaction was to resume the upward trend of earlier in the year, breaking the 7000 level once again on April 30.

   Clearly one of the engines currently driving the market is the profit outlook. According to two companies that monitor profit reports, I.B.E.S. and First Call, overall first-quarter corporate profits ran about 3.7% above forecasts. This reflects results from most of the companies in the Standard & Poor's 500 Index. At the same time, increases in wages and compensation during that same period were modest.

   Big, heavily capitalized and well-established companies were the chief beneficiaries of this market environment. The mid- and small-cap stocks enjoyed a revival along with the general market in late April and the first few days of May.
   The latest trend could, of course, be affected by a Fed decision to raise interest rates once again. However, there is no denying the resilience displayed by the equity markets, especially the larger issues, in the closing days of the Fund's latest fiscal period.
   We appreciate your investment in this Fund and will continue our best efforts to bring you rewarding returns.
                                                     Sincerely,


                                                     Steven A. Falci, CFA
                                                     Portfolio Manager

May 21, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid. ** SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance. "Standard & Poor's 500," "S&P(R)" and "S&P 500(R)" are trademarks of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's.
***SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 400 MidCap Index is a broad-based index of 400 companies and is a widely accepted, unmanaged index of median-cap stock market performance. The Russell 2000 Index is a widely accepted unmanaged index of small cap stock performance.

Dreyfus Institutional S&P 500 Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments                              April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS--97.6%              Value
 --------                                -------------
             Basic Industries--6.2%
   10,800    Air Products & Chemicals... $     774,900
    4,000    Armstrong World Industries.       263,000
    7,200    Ashland....................       321,300
    9,992    Avery Dennison.............       367,206
    3,000    Ball.......................        80,625
    5,000    Bemis......................       190,625
    4,714    Boise Cascade..............       156,740
    2,807    Centex.....................       101,052
    9,200    Champion International.....       427,800
   12,400    Crown Cork & Seal..........       678,900
   23,525    Dow Chemical...............     1,996,684
   54,300    duPont (E.I.) de
                Nemours & Co............     5,762,587
    7,526    Eastman Chemical...........       383,826
   14,000    Engelhard..................       294,000
    3,700 (a)FMC........................       248,362
    8,089    Fluor......................       444,895
    3,900    Foster Wheeler.............       150,637
    8,800    Georgia Pacific............       686,400
    5,300    Goodrich (B.F.)............       211,337
    7,000    Grace (W.R.)...............       364,000
    5,803    Great Lakes Chemical.......       245,902
    9,900    Hercules...................       389,812
   28,965    International Paper........     1,223,771
    8,400    James River................       250,950
    3,700    Kaufman & Broad Home.......        51,337
   54,600    Kimberly-Clark.............     2,798,254
   10,600    Louisiana Pacific..........       197,425
   15,409    Masco......................       581,689
    5,027    Mead.......................       282,140
   56,800    Monsanto...................     2,428,200
   13,700    Morton International.......       573,687
    6,545    Nalco Chemical.............       235,620
   31,700    Occidental Petroleum.......       701,362
    2,800    Potlach....................       114,800
   15,100    Praxair....................       779,537
   65,600    Procter & Gamble...........     8,249,200
    6,211    Rohm & Haas................       517,065
   16,600    Sherwin-Williams...........       502,150
    9,600    Sigma-Aldrich..............       288,000
    9,600    Stone Container............        97,200
    5,400    Temple-Inland..............       299,700
   16,500    Tenneco....................       657,937
    6,800    Union Camp.................       330,650
   12,322    Union Carbide..............       614,559
    9,800    Westvaco...................       274,400
   19,100    Weyerhaeuser...............       873,825
    5,400    Willamette Industries......       344,250
                                         -------------
                                            37,808,298
                                         -------------
             Capital Goods--23.0%
   21,100    AMP........................       756,962
   13,200 (a)Advanced Micro Devices.....       561,000

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Capital Goods (continued)
    2,800    Aeroquip-Vickers........... $     113,050
   16,767    Allegheny Teledyne.........       446,421
   27,300    AlliedSignal...............     1,972,425
   11,888 (a)Amdahl.....................       101,791
    8,800    Andrew.....................       217,800
   12,200    Apple Computer.............       207,400
   17,400 (a)Applied Materials..........       954,825
    4,700    Autodesk...................       166,850
   28,200    Automatic Data Processing..     1,276,050
   19,100 (a)Bay Networks...............       339,025
   34,547    Boeing.....................     3,407,197
    2,900    Briggs & Stratton..........       142,462
   20,600    Browning-Ferris Industries.       584,525
   26,200 (a)COMPAQ Computer............     2,236,825
   38,250 (a)CUC International..........       808,031
   15,000 (a)Cabletron Systems..........       517,500
    7,000    Case.......................       387,625
   18,400    Caterpillar................     1,637,600
    7,733 (a)Ceridian...................       258,088
    3,800    Cincinnati Milacron........        76,950
   63,500 (a)Cisco Systems..............     3,286,125
   16,400    Cognizant..................       535,050
   35,100    Computer Associates
                International...........     1,825,200
    7,400 (a)Computer Sciences..........       462,500
   10,400    Cooper Industries..........       478,400
    4,500    Crane......................       168,187
    3,747    Cummins Engine.............       210,300
   11,300 (a)DSC Communications.........       230,237
    3,903 (a)Data General...............        73,181
   24,700    Deere & Co.................     1,136,200
   16,900 (a)Dell Computer..............     1,414,318
    8,000    Deluxe.....................       245,000
   15,200 (a)Digital Equipment..........       454,100
   10,800    Dover......................       572,400
    9,300    Dow Jones & Co.............       376,650
   16,900    Dresser Industries.........       504,887
   16,400    Dun & Bradstreet...........       403,850
   23,600 (a)EMC........................       858,450
    4,616    EG&G.......................        87,127
    7,421    Eaton......................       555,647
   43,100    Emerson Electric...........     2,187,325
   43,200    First Data.................     1,490,400
    6,000    General Dynamics...........       427,500
  158,900    General Electric...........    17,618,118
    4,800    General Signal.............       188,400
   17,400    Genuine Parts..............       563,325
    3,264    Giddings & Lewis...........        66,096
    5,100    Grainger (W.W.)............       384,412
    4,800    Harnischfeger Industries...       199,800
    3,803    Harris.....................       325,156
   97,900    Hewlett-Packard............     5,139,750

Dreyfus Institutional S&P 500 Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Capital Goods (continued)
   12,300    Honeywell.................. $     868,687
   11,400    ITT Industries.............       287,850
   13,000    Ikon Office Solutions......       349,375
   11,900    Illinois Tool Works........     1,087,362
   10,600    Ingersoll-Rand.............       520,725
   79,200    Intel......................    12,127,500
    4,700 (a)Intergraph.................        29,962
   50,000    International Business
                Machines................     8,037,500
    7,800    Interpublic Group Cos......       441,675
    8,128    Johnson Controls...........       311,912
   13,491 (a)LSI Logic..................       516,030
   18,600    Lockheed Martin............     1,664,700
   61,664    Lucent Technologies........     3,645,884
    5,400    McDermott International....        99,900
   20,500    McDonnell Douglas..........     1,217,187
   20,200    Micron Technology..........       712,050
  116,100 (a)Microsoft..................    14,106,150
   40,400    Minnesota Mining &
                Manufacturing...........     3,514,800
   57,200    Motorola...................     3,274,700
   13,400 (a)National Semiconductor.....       335,000
    4,300    National Service Industries       181,137
   24,900    Northern Telecommunications     1,808,362
    5,600    Northrop Grumman...........       467,600
   33,600 (a)Novell.....................       254,100
   65,200 (a)Oracle.....................     2,591,700
    5,000    Owens-Corning..............       202,500
   17,621    PPG Industries.............       958,141
   12,303    Pall.......................       284,506
   12,500    Parametric Technology......       565,625
    7,260    Parker-Hannifin............       361,185
    4,200    Perkin-Elmer...............       305,025
   14,303    Pitney Bowes...............       915,392
    4,300    Raychem....................       277,350
   22,700    Raytheon...................       990,287
   21,100    Rockwell International.....     1,403,150
    7,200    Ryder System...............       224,100
    5,700    Safety-Kleen...............        84,787
    7,500    Scientific-Atlanta.........       120,000
   23,900 (a)Seagate Technology.........     1,096,412
   22,700    Service Corp. International       777,475
    2,300    Shared Medical Systems.....        96,887
   17,100 (a)Silicon Graphics...........       254,362
    5,900    Snap-On....................       227,150
    8,527    Stanley Works..............       331,487
   35,500 (a)Sun Microsystems...........     1,022,843
   17,000 (a)3COM.......................       493,000
   11,500 (a)Tandem Computers...........       148,062
    3,206    Tektronix..................       173,524
   17,300 (a)Tellabs....................       689,837
   18,300    Texas Instruments..........     1,633,275
    7,900    Textron....................       879,862

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Capital Goods (continued)
   14,400    Thermo Electron............ $     496,800
    5,241    Thomas & Betts.............       237,810
    3,100    Timken.....................       180,187
   16,000    Tyco International.........       976,000
   16,900 (a)Unisys.....................       101,400
   22,914    United Technologies........     1,732,871
   43,300    WMX Technologies...........     1,271,937
   31,324    Xerox......................     1,926,426
                                         -------------
                                           139,529,996
                                         -------------
             Consumer Cyclical--11.4%
   24,200    Albertson's................       798,600
    7,300    American Greetings, Cl. A..       233,600
   14,100    American Stores............       641,550
   14,600    AutoZone...................       357,700
    9,200    Black & Decker.............       308,200
    9,500    Brunswick..................       268,375
   10,309    CVS........................       511,584
   10,100 (a)Charming Shoppes...........        59,653
   67,800    Chrysler...................     2,034,000
    9,418    Circuit City Stores........       373,188
   31,400    Comcast, Cl. A.............       494,550
    8,003    Cooper Tire and Rubber.....       176,066
   20,200    Costco Cos.................       583,275
    9,800    Dana ......................       312,375
   15,600    Darden Restaurants.........       120,900
   20,900    Dayton Hudson..............       940,500
   10,900    Dillard Department Stores,
                Cl. A...................       336,537
   65,200    Disney (Walt)..............     5,346,400
   14,500    Donnelley (R.R.) & Sons....       496,625
    6,100    Echlin.....................       199,012
   20,000 (a)Federated Department Stores       680,000
    3,400    Fleetwood Enterprises......        89,675
    3,690    Fleming Cos................        59,962
  114,400    Ford Motor.................     3,975,400
    7,400 (a)Fruit of the Loom, Cl. A...       266,400
   13,600    Gannett....................     1,186,600
   26,900    Gap........................       857,437
   13,200 (a)General Instrument.........       308,550
   73,000    General Motors.............     4,224,875
    5,900    Giant Food, Cl. A..........       190,275
   15,000    Goodyear Tire & Rubber.....       789,375
    3,743    Great Atlantic & Pacific...        93,107
   10,100    H&R Block..................       325,725
   15,300 (a)HFS........................       906,525
    6,900    Harcourt General...........       319,125
    3,041    Harland (John H.)..........        62,720
    9,994 (a)Harrah's Entertainment.....       159,904
   12,450    Hasbro.....................       311,250
   23,900    Hilton Hotel...............       645,300
   46,300    Home Depot.................     2,685,400
   11,200 (a)ITT........................       663,600

Dreyfus Institutional S&P 500 Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Consumer Cyclical (continued)
    3,822    Jostens.................... $      91,250
   46,700    K mart.....................       636,287
    3,662 (a)King World Productions.....       133,663
    9,100    Knight-Ridder..............       353,762
   24,400 (a)Kroger.....................       671,000
   26,100    Limited....................       473,062
    7,000    Liz Claiborne..............       316,750
    3,838    Longs Drug Stores..........        96,909
   16,700    Lowes......................       634,600
   12,400    Marriott International.....       685,100
   28,000    Mattel.....................       780,500
   23,600    May Department Stores......     1,091,500
    9,700    Maytag.....................       221,887
   67,400    McDonald's.................     3,614,325
    9,500    McGraw-Hill Cos............       483,312
    3,600    Mercantile Stores..........       177,300
    5,260    Meredith...................       123,610
    9,702    Moore......................       195,252
      822    NACCO Industries, Cl. A....        38,017
   27,900    NIKE, Cl. B................     1,569,375
    7,200 (a)Navistar International.....        81,000
    9,418    New York Times, Cl. A......       407,328
    7,700    Nordstrom..................       302,225
    3,661    PACCAR.....................       255,812
   23,700    Penney (J.C.)..............     1,131,675
    5,800    Pep Boys-Manny, Moe & Jack.       189,225
    5,415    Reebok International.......       207,123
   11,800    Rite Aid...................       542,800
    3,714    Russell....................       103,063
   37,800    Sears, Roebuck & Co........     1,814,400
    1,900    Springs Industries.........        88,825
    4,800    Stride Rite................        66,000
    6,600    Supervalu..................       202,125
   17,002    Sysco......................       603,571
    7,500    TJX Cos....................       354,375
   12,300    TRW........................       641,137
    5,638    Tandy......................       295,290
   64,000 (a)Tele-Communications, Cl. A.       884,000
   54,900    Time Warner................     2,470,500
    8,839    Times Mirror, Cl. A........       488,354
   27,900 (a)Toys R Us..................       795,150
   11,822    Tribune....................       518,690
    6,100    V.F........................       439,962
   34,100 (a)Viacom, Cl. B..............       912,175
  221,300    Wal-Mart Stores............     6,251,725
   23,700    Walgreen...................     1,090,200
   12,547    Wendy's International......       258,781
   58,200    Westinghouse Electric......       989,400
    7,200    Whirlpool..................       336,600
   14,400    Winn-Dixie Stores..........       500,400

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Consumer Cyclical (continued)
   13,000 (a)Woolworth.................. $     279,500
                                         -------------
                                            69,282,767
                                         -------------
             Consumer Staples--12.3%
    5,344    Alberto-Culver, Cl. B......       155,644
   16,471    American Brands............       885,316
   48,200    Anheuser-Busch Cos.........     2,066,575
   52,345    Archer Daniels Midland.....       961,839
   12,768    Avon Products..............       786,828
    6,700    Brown-Forman, Cl. B........       338,350
   13,900    CPC International..........     1,148,487
   45,100    Campbell Soup..............     2,305,737
    5,000    Clorox.....................       636,875
  240,100    Coca-Cola..................    15,276,362
   14,200    Colgate-Palmolive..........     1,576,200
   23,116    ConAgra....................     1,332,059
    3,715    Coors (Adolph), Cl. B......        84,980
   22,000    Corning....................     1,061,500
   32,200    Eastman Kodak..............     2,688,700
    6,300    Ecolab.....................       256,725
   15,600    General Mills..............       967,200
   53,600    Gillette...................     4,556,000
   35,500    Heinz (H.J.)...............     1,473,250
   14,800    Hershey Foods..............       802,900
   10,700    International Flavors &
                Fragrances..............       450,737
  128,500    Johnson & Johnson..........     7,870,625
   20,400    Kellogg....................     1,422,900
   15,300    Newell.....................       535,500
  150,000    PepsiCo....................     5,231,250
  235,800    Philip Morris Cos..........     9,284,625
    7,900    Pioneer Hi-Bred International     557,937
    4,500    Polaroid...................       218,250
   13,100    Quaker Oats................       524,000
   10,300    Ralston-Ralston Purina Group      848,462
   14,448    Rubbermaid.................       346,752
   46,400    Sara Lee...................     1,948,800
   35,700    Seagram....................     1,365,525
    6,100    Tupperware.................       202,825
   17,900    UST........................       467,637
   15,500    Unilever, N.V. ............     3,041,875
   10,100    Whitman....................       233,562
   11,200    Wrigley, (Wm) Jr...........       652,400
                                         -------------
                                            74,565,189
                                         -------------
             Energy--9.2%
    9,000    Amerada Hess...............       437,625
   48,000    Amoco......................     4,014,000
   15,600    Atlantic Richfield.........     2,123,550
   14,100    Baker Hughes...............       486,450
   12,000    Burlington Resources.......       508,500
   62,900    Chevron....................     4,308,650

Dreyfus Institutional S&P 500 Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Energy (continued)
   10,110    Coastal.................... $     480,225
    5,400    Columbia Gas System........       334,125
    9,131    Consolidated Natural Gas...       459,974
    2,018    Eastern Enterprises........        68,359
   24,500    Enron......................       921,812
    6,700    Enserch....................       131,487
  239,600    Exxon......................    13,567,350
   12,000    Halliburton................       847,500
    2,405    Helmerich & Payne..........       114,838
    4,740    Kerr-McGee.................       286,177
    3,308    Louisiana Land & Exploration      165,400
   38,000    Mobil......................     4,940,000
    4,800    Nicor......................       162,600
   13,200    Noram Energy...............       193,050
    2,682    Oneok......................        79,789
   10,200 (a)Oryx Energy................       204,000
    8,300    Pacific Enterprises........       254,187
   14,500    Panenergy..................       641,625
    4,500    Pennzoil...................       221,625
    3,370    Peoples Energy.............       113,737
   25,300    Phillips Petroleum.........       996,187
    8,310 (a)Rowan Cos..................       149,580
   51,800    Royal Dutch Petroleum......     9,336,950
    8,700 (a)Santa Fe Energy Resources..       122,887
   23,800    Schlumberger...............     2,635,850
    8,300    Sonat......................       474,137
    6,968    Sun........................       190,749
   25,500    Texaco.....................     2,690,250
   24,107    Union Pacific Resources Group     653,902
   24,100    Unocal.....................       918,812
   27,700    USX-Marathon Group.........       765,212
    5,100 (a)Western Atlas..............       316,200
   15,150    Williams Cos...............       664,706
                                         -------------
                                            55,982,057
                                         -------------
             Health Care--9.3%
    8,300 (a)ALZA.......................       242,775
   75,000    Abbott Laboratories........     4,575,000
    6,400    Allergan...................       171,200
   61,700    American Home Products.....     4,087,625
   25,480 (a)Amgen......................     1,500,135
    5,500    Bard (C.R.)................       174,625
    5,364    Bausch & Lomb..............       216,571
   26,200    Baxter International.......     1,254,325
   11,800    Becton, Dickinson & Co.....       542,800
    9,700 (a)Beverly Enterprises........       140,650
   11,200 (a)Biomet.....................       170,100
   18,500 (a)Boston Scientific..........       892,625
   96,600    Bristol-Myers Squibb.......     6,327,300
   64,800    Columbia/HCA Healthcare....     2,268,000
    7,100    Guidant....................       484,575

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Health Care (continued)
   30,300    HEALTHSOUTH................ $     598,425
   15,800 (a)Humana.....................       343,650
   53,300    Lilly (Eli)................     4,683,737
    7,200    Mallinckrodt Group.........       261,900
    6,100    Manor Care.................       142,587
   23,200    Medtronic..................     1,606,600
  116,300    Merck & Co.................    10,525,150
    4,200    Millipore..................       158,550
   62,200    Pfizer.....................     5,971,200
   49,100    Pharmacia & Upjohn.........     1,454,587
    7,900 (a)St. Jude Medical...........       256,750
   35,600    Schering-Plough............     2,848,000
   29,000 (a)Tenet Healthcare...........       754,000
    6,700    U.S. Surgical..............       229,475
   17,700    United Healthcare..........       860,662
   26,200    Warner-Lambert.............     2,567,600
                                         -------------
                                            56,311,179
                                         -------------
             Interest Sensitive--15.0%
   14,627    Aetna......................     1,332,885
   10,219    Ahmanson (H.F.) & Co.......       389,599
   42,900    Allstate...................     2,809,950
   45,800    American Express...........     3,017,075
   19,500    American General...........       850,687
   45,300    American International Group    5,821,050
   10,400    Aon........................       691,600
   14,800    BANKBOSTON.................     1,076,700
   41,100    Banc One...................     1,741,612
   37,864    Bank of New York...........     1,495,628
   34,600    BankAmerica................     4,043,875
    7,800    Bankers Trust New York.....       634,725
   19,948    Barnett Banks..............       974,958
    5,200    Beneficial.................       332,800
    7,300    CIGNA......................     1,097,737
   42,341    Chase Manhattan............     3,921,835
   16,800    Chubb......................       970,200
   44,700    Citicorp...................     5,034,337
   10,300    Comerica...................       602,550
   16,400    Conseco....................       678,550
   21,600    CoreStates Financial.......     1,093,500
   31,000    Dean Witter, Discover & Co.     1,185,750
  105,400    Fannie Mae.................     4,334,575
   69,100    Federal Home Loan Mortgage.     2,202,562
   10,200    Fifth Third Bancorp........       761,175
   12,917    First Bank Systems.........       991,379
   30,700    First Chicago NBD..........     1,726,875
   27,400    First Union................     2,301,600
   25,300    Fleet Financial Group......     1,543,300
    7,958    General Re.................     1,330,975
    5,600    Golden West Financial......       364,000
   13,323    Great Western Financial....       559,566

Dreyfus Institutional S&P 500 Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Interest Sensitive (continued)
   13,300    Green Tree Financial....... $     394,012
    9,323    Household International....       820,424
   11,300    ITT Hartford...............       841,850
    6,800    Jefferson Pilot............       392,700
   21,700    Keycorp....................     1,131,112
   10,000    Lincoln National...........       560,000
   11,100    Loews......................     1,019,812
    4,200    MBIA.......................       408,975
   32,250    MBNA.......................     1,064,250
    5,700    MGIC Investment............       463,125
    7,900    Marsh & McLennan...........       951,950
   12,500    Mellon Bank................     1,039,062
   15,900    Merrill Lynch & Co.........     1,514,475
   17,900    Morgan (J.P.) & Co.........     1,823,562
   14,700    Morgan Stanley Group.......       927,937
   21,500    National City..............     1,048,125
   74,334    NationsBank................     4,487,915
   35,700    Norwest....................     1,780,537
   32,400    PNC Bank...................     1,332,450
    9,000    Providian..................       519,750
    1,999    Pulte......................        56,971
    5,400    Republic New York..........       494,775
    8,000    St. Paul Cos...............       536,000
   12,100    Safeco.....................       484,000
   10,500    Salomon....................       525,000
   21,500    SunTrust Banks.............     1,091,125
    6,858    Torchmark..................       426,053
    6,393    Transamerica...............       541,806
   61,666    Travelers Group............     3,414,754
   14,500    U.S. Bancorp...............       828,312
    7,032    UNUM.......................       541,464
   11,200    USF&G......................       224,000
    3,277    USLife.....................       158,934
   15,900    Wachovia...................       930,150
    8,948    Wells Fargo................     2,386,879
                                         -------------
                                            91,075,856
                                         -------------
             Mining and Metals--1.2%
    9,900 (a)ARMCO......................        34,650
    4,100    ASARCO.....................       116,850
   21,800    Alcan Aluminium............       738,475
   16,700    Aluminum Co. of America....     1,166,912
   34,400    Barrick Gold...............       769,700
   21,900    Battle Mountain Gold.......       125,925
   10,900 (a)Bethlehem Steel............        89,925
    9,008    Cyprus Amax Minerals.......       201,554
   13,400    Echo Bay Mines.............        72,862
   18,600    Freeport-McMoRan Copper, Cl.B     541,725
   14,100    Homestake Mining...........       186,825
   16,200    Inco.......................       518,400
    4,800    Inland Steel Industries....       109,200

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Mining and Metals (continued)
    9,527    Newmont Mining............. $     329,872
    8,500    Nucor......................       422,875
    6,190    Phelps Dodge...............       475,082
   23,100    Placer Dome................       378,262
    6,900    Reynolds Metals............       468,337
   12,900    Santa Fe Pacific Gold......       190,275
    8,300    USX-U.S. Steel.............       242,775
    9,400    Worthington Industries.....       177,425
                                         -------------
                                             7,357,906
                                         -------------
             Transportation--1.4%
    8,700 (a)AMR........................       810,188
   14,739    Burlington Northern Santa Fe    1,160,696
   20,900    CSX........................       974,462
    3,800    Caliber System.............       113,050
    7,668    Conrail....................       876,069
    7,000    Delta Air Lines............       644,875
   10,996 (a)Federal Express............       592,409
   30,400    Laidlaw, Cl. B.............       414,200
   12,000    Norfolk Southern...........     1,078,500
   14,100    Southwest Airlines.........       387,750
   23,700    Union Pacific..............     1,510,875
    6,100 (a)USAir Group................       197,487
                                         -------------
                                             8,760,561
                                         -------------
             Utilities--8.6%
   18,100    ALLTEL.....................       570,150
  156,400    AT&T.......................     5,239,400
   48,300 (a)Airtouch Communications....     1,231,650
   18,100    American Electric Power....       733,050
   53,000    Ameritech..................     3,239,625
   14,200    Baltimore Gas & Electric...       362,100
   42,200    Bell Atlantic..............     2,859,050
   95,700    BellSouth..................     4,258,650
   15,200    CINergy....................       505,400
   14,556    Carolina Power & Light.....       494,904
   20,300    Central & Southwest........       408,537
   22,600    Consolidated Edison........       627,150
   14,100    DTE Energy.................       377,175
   17,400    Dominion Resources.........       598,125
   19,400    Duke Power.................       851,175
   41,700    Edison International.......       875,700
   22,300    Entergy....................       521,262
   17,600    FPL Group..................       785,400
   15,900    Frontier...................       252,412
   11,700    GPU........................       377,325
   92,900    GTE........................     4,261,787
   22,600    Houston Industries.........       452,000
   66,100    MCI Communications.........     2,520,062
   42,500    NYNEX......................     2,199,375
   14,100    Niagara Mohawk Power.......       119,850

Dreyfus Institutional S&P 500 Stock Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Utilities (continued)
    6,700    Northern States Power...... $     304,850
   14,800    Ohio Edison................       296,000
   39,800    PG&E.......................       955,200
   15,800    PP&L Resources.............       310,075
   21,500    PECO Energy................       424,625
   28,400    PacifiCorp.................       564,450
   22,900    Public Service Enterprise Group   552,462
   88,551    SBC Communications.........     4,914,580
   64,900    Southern...................     1,322,337
   41,500    Sprint.....................     1,820,812
   21,600    Texas Utilities............       729,000
   46,300    US West....................     1,626,287
   60,200    US West Media Group........     1,038,450
   20,900    UniCom.....................       454,575
    9,900    Union Electric.............       352,687
   83,600 (a)WorldCom...................     2,006,400
                                         -------------
                                            52,394,104
                                         -------------
             TOTAL COMMON STOCKS
               (cost $447,649,045)...... $ 593,067,913
                                         -------------
                                         -------------
  Principal  SHORT-TERM
   Amount      INVESTMENTS--3.4%               Value
-----------                              -------------
$   930,000(b) U.S. Treasury Bills--.2%
               5.11%, 6/26/1997......... $     922,904
                                         -------------
               Repurchase Agreement--3.2%
 19,700,000    Goldman Sachs & Co., 5.375%
               dated 4/30/1997, due 5/1/1997
               in the amount of $19,700,901 (fully
               collateralized by $20,753,000 U.S.
               Treasury Bonds, 6.625% 2/15/2027,
               value $20,094,919).......    19,700,000
                                         -------------
               TOTAL SHORT-TERM
                 INVESTMENTS
                 (cost $20,622,607)..... $  20,622,904
                                         -------------
                                         -------------
 TOTAL INVESTMENTS
  (cost $468,271,652)............ 101.0%  $613,690,817
                                  ------  ------------
                                  ------  ------------
LIABILITIES, LESS CASH
  AND RECEIVABLES................  (1.0%) $ (6,173,888)
                                  ------  ------------
                                  ------  ------------

NET ASSETS....................... 100.0%  $607,516,929
                                  ------  ------------
                                  ------  ------------

Notes to Statement of Investments:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) Partially held by the custodian in a segregated account as collateral for open financial futures positions.

Statement of Financial Futures                        April 30, 1997 (Unaudited)

Financial Futures Purchased:
--------------------------------------------------------------------------------


                                                                   Market Value                      Unrealized
                                                     Number of        Covered                       Appreciation
Issuer                                               Contracts     by Contracts      Expiration      at 4/30/97
-----                                               ----------     ------------     ------------    ------------
Standard & Poor's 500............................       55          $22,077,000       June '97        $623,450
                                                                                                      --------
                                                                                                      --------



                       See notes to financial statements.

Dreyfus Institutional S&P 500 Stock Index Fund
------------------------------------------------------------------------
Statement of Assets and Liabilities                                            April 30, 1997 (Unaudited)


                                                                                                    Cost            Value
                                                                                               -------------    -------------
ASSETS:                       Investments in securities--See Statement of Investments           $468,271,652     $613,690,817
                              Cash.............................................                                       917,036
                              Dividends and interest receivable................                                       723,265
                              Receivable for investment securities sold........                                       153,408
                              Receivable for shares of Capital Stock subscribed                                       103,865
                              Receivable for futures variation margin--Note 1(d)                                       82,500
                                                                                                                 ------------
                                                                                                                  615,670,891
                                                                                                                 ------------
LIABILITIES:                  Due to The Dreyfus Corporation...................                                        94,910
                              Payable for shares of Capital Stock redeemed.....                                     7,851,337
                              Payable for investment securities purchased......                                       205,439
                              Interest payable.................................                                         2,276
                                                                                                                 ------------
                                                                                                                    8,153,962
                                                                                                                 ------------
NET ASSETS.....................................................................                                  $607,516,929
                                                                                                                 ------------
                                                                                                                 ------------
REPRESENTED BY:               Paid-in capital..................................                                  $452,371,054
                              Accumulated undistributed investment income--net..                                    2,801,015
                              Accumulated net realized gain (loss) on investments                                   6,302,245
                              Accumulated net unrealized appreciation (depreciation)
                                on investments (including $623,450 net unrealized
                                appreciation on financial futures)--Note 3......                                  146,042,615
                                                                                                                 ------------
NET ASSETS.....................................................................                                  $607,516,929
                                                                                                                 ------------
                                                                                                                 ------------
SHARES OUTSTANDING
(70 million shares of $.001 par value Capital Stock authorized)................                                    35,129,060

NET ASSET VALUE, offering and redemption price per share.......................                                        $17.29
                                                                                                                       ------
                                                                                                                       ------


                       See notes to financial statements.

Dreyfus Institutional S&P500 Stock Index Fund
---------------------------------------------------------------------------
Statement of Operations                                                      Six Months Ended April 30, 1997 (Unaudited)


INVESTMENT INCOME

INCOME:                       Cash dividends (net of $7,822 foreign taxes
                                 withheld at source)...........................                $4,667,977
                              Interest.........................................                   408,104
                                                                                               ----------
                                   Total Income................................                                 $ 5,076,081

EXPENSES:                     Management fee--Note 2(a).........................                  502,375
                              Interest--Note 4..................................                    2,276
                              Directors' fees and expenses--Note 2(b)..........                     2,100
                                                                                               ----------
                                   Total Expenses..............................                                     506,751
                                                                                                                -----------

INVESTMENT INCOME--NET..........................................................                                  4,569,330
                                                                                                                -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:
                              Net realized gain (loss) on investments..........                $5,607,956
                              Net realized gain (loss) on financial futures....                   886,601
                                                                                               ----------
                                   Net Realized Gain (Loss)....................                                   6,494,557
                              Net unrealized appreciation (depreciation) on investments
                                (including $659,300 net unrealized appreciation on
                                financial futures).............................                                  59,942,205
                                                                                                                -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................                                  66,436,762
                                                                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                                  $71,006,092
                                                                                                                -----------
                                                                                                                -----------


                       See notes to financial statements.

Dreyfus Institutional S&P 500 Stock Index Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                                       Six Months Ended
                                                                                        April 30, 1997        Year Ended
                                                                                          (Unaudited)      October 31, 1996
                                                                                       ----------------    ----------------
OPERATIONS:
  Investment income--net................................................                 $  4,569,330        $  6,855,433
  Net realized gain (loss) on investments..............................                     6,494,557           5,196,283
  Net unrealized appreciation (depreciation) on investments............                    59,942,205          52,593,574
                                                                                         ------------        ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations..                    71,006,092          64,645,290
                                                                                         ------------        ------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net................................................                   (3,525,009)         (6,203,176)
  Net realized gain on investments.....................................                    (5,619,611)           (857,577)
                                                                                         ------------        ------------
      Total Dividends..................................................                    (9,144,620)         (7,060,753)
                                                                                         ------------        ------------

CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold........................................                   175,711,987         270,339,224
  Dividends reinvested.................................................                     9,033,821           6,961,370
  Cost of shares redeemed..............................................                   (88,213,349)        (90,040,231)
                                                                                         ------------        ------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions                    96,532,459         187,260,363
                                                                                         ------------        ------------
        Total Increase (Decrease) in Net Assets........................                   158,393,931         244,844,900

NET ASSETS:
  Beginning of Period..................................................                   449,122,998         204,278,098
                                                                                         ------------        ------------
  End of Period........................................................                  $607,516,929        $449,122,998
                                                                                         ------------        ------------
                                                                                         ------------        ------------

Undistributed investment income--net....................................                 $  2,801,015        $  1,756,694
                                                                                         ------------        ------------

                                                                                            Shares              Shares
                                                                                         ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold..........................................................                    10,706,724          19,010,939
  Shares issued for dividends reinvested...............................                       562,053             506,046
  Shares redeemed......................................................                    (5,334,031)         (6,345,352)
                                                                                         ------------        ------------
      Net Increase (Decrease) in Shares Outstanding....................                     5,934,746          13,171,633
                                                                                         ------------        ------------
                                                                                         ------------        ------------



                       See notes to financial statements.

Dreyfus Institutional S&P 500 Stock Index Fund
----------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                               Six Months Ended
                                                April 30, 1997               Year Ended October 31,
                                                                  --------------------------------------------
PER SHARE DATA:                                   (Unaudited)       1996      1995(1)   1994(2, 3)    1993(3)
                                                   ---------      --------   --------  -----------   ---------
   Net asset value, beginning of period.....        $15.38         $12.75     $10.42      $10.23      $10.00
                                                    ------         ------     ------      ------      ------
   Investment Operations:
   Investment income--net....................          .14            .29        .26         .21(4)      .01(5)
   Net realized and unrealized gain (loss)
      on investments........................          2.08           2.69       2.37         .14         .22
                                                    ------         ------     ------      ------      ------
   Total from Investment Operations.........          2.22           2.98       2.63         .35         .23
                                                    ------         ------     ------      ------      ------
   Distributions:
   Dividends from investment income--net.....         (.12)          (.30)      (.26)       (.16)       --
   Dividends from net realized gain
      on investments........................          (.19)          (.05)      (.04)       (.00)(6)    --
                                                    ------         ------     ------      ------      ------
   Total Distributions......................          (.31)          (.35)      (.30)       (.16)       --
                                                    ------         ------     ------      ------      ------
   Net asset value, end of period...........        $17.29         $15.38     $12.75      $10.42      $10.23
                                                    ------         ------     ------      ------      ------
                                                    ------         ------     ------      ------      ------
TOTAL INVESTMENT RETURN.....................         14.60%(7)      23.78%     25.75%       3.50%       2.30%(7)

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets..           .10%(7)        .20%       .37%        .40%(8)     .04%(7,9)
   Ratio of net investment income
      to average net assets.................           .90%(7)       2.16%      2.36%       2.38%        .12%(7,9)
   Portfolio Turnover Rate..................          3.32%(7)       4.75%      1.03%      13.00%      22.00%(10)
   Average commission rate paid (11)........        $.0295         $.0297        --          --         --
   Net Assets, end of period (000's Omitted)      $607,517       $449,123   $204,278    $123,994     $24,004

--------------------
 (1) Effective  September 15, 1995,  the Fund's  Investor and Class R designates were eliminated and the Fund became a single class Fund.
 (2) Effective October 17, 1994, The Dreyfus Corporation serves as the
     Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A.
     served as the Fund's investment manager.
 (3) The Fund commenced  operations on September 30, 1993. Effective October 17,
     1994, the Fund's Trust shares were redesignated as Class R shares.
 (4) Net investment  income before  reimbursement  of expenses by the investment adviser for the year ended October 31, 1994 was $0.21.
 (5) For the period  September 30, 1993  (commencement of operations) to October
     31,  1993,  net  investment  income  before  reimbursement  of  expenses  by the investment adviser was $0.00.
 (6) Amount represents less than $0.01.
 (7) Not annualized.
 (8) Annualized expense ratio before voluntary  reimbursement of expenses by the investment adviser for the year ended October 31, 1994 was 0.45%.
 (9) These ratios have been restated to reflect current year's presentation.
(10) Turnover calculation does not include in-kind purchases amounting to $22,472,314.
(11) For fiscal  years  beginning  November  1, 1995,  the Fund is  required  to disclose its average  commission  rate paid per share for purchases and sales of investment securities.


                  See notes to financial statements.

Dreyfus Institutional S&P 500 Stock Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:
    Dreyfus Institutional S & P 500 Stock Index Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index primarily through investments in equity securities. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank"). Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

    (a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued to the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

    (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterpart default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

    (d) Financial futures: The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized

Dreyfus Institutional S&P 500 Stock Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 1997, and their related unrealized appreciation are set forth in the Statement of Financial Futures.

    (e) Distributions to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

    On May 5, 1997, the Board of Directors declared dividends from net investment income in the amount of $.08 per share payable on May 6, 1997 to shareholders of record on May 5, 1997.

    (f) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:
    (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third and/or affiliates parties to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).

    (b) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 3--Securities Transactions:
  The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 1997, amounted to $108,024,637 and $16,386,716, respectively.

Dreyfus Institutional S&P 500 Stock Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

    At April 30, 1997, accumulated net unrealized appreciation on investments and financial futures was $146,042,615, consisting of $154,189,831 gross unrealized appreciation and $8,147,216 gross unrealized depreciation.

    At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. At April 30, 1997, there were no outstanding borrowings under the Facility.

    The average daily amount of borrowings outstanding under a previous line of credit during the period ended April 30, 1997 was approximately $80,000, with a related weighted average annualized interest rate of 5.72%. The maximum amount borrowed at any time during the period ended April 30, 1997 was $3.6 million.

NOTE 5--Acquisition of Common TrustAssets:
    On April 2, 1997, the Fund acquired a portion of the assets of the MCM EB Funds, a trust advised by a subsidiary of Mellon Bank. The acquisition was accomplished by an exchange of 4,447,760 shares of the Fund's Capital Stock for cash and securities of the trust totaling $71,920,286 which is included in net proceeds from shares sold on the Statement of Changes in Net Assets.

[LOGO]
Dreyfus Institutional S&P 500
Stock Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One MellonBank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940




















Printed in U.S.A.                      713SA974

Dreyfus
U.S. Treasury
Reserves
Semi-Annual
Report

April 30, 1997

Dreyfus U.S. Treasury Reserves
-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:
   We are pleased to report the performance for Dreyfus U.S. Treasury Reserves for its six-month reporting period ended April 30, 1997 as shown in the following table:
                                                               Annualized
                                Annualized Yield            Effective Yield*
                                ----------------            ----------------
Investor Shares.............          4.67                        4.77
Class R Shares..............          4.87                        4.98

ECONOMIC ENVIRONMENT

Growth Remains Robust
   Defying the predictions of many analysts who thought the six-year expansion would slow down at last, economic growth continued unabated over the past six months. In fact, after posting a 3.8% gain during the fourth quarter of 1996, real Gross Domestic Product (GDP) rose to a growth rate of 5.6% during the first three months of 1997, a level not attained in a decade. According to the government, much of the growth surge occurred because businesses added to their inventories -- a short-term trend that should not boost growth in coming quarters. Other sectors were also strong, however, most especially housing, where home resales jumped a full 9% during February and sales of new homes surpassed an 800,000 annual rate for two consecutive months -- January and February -- for the first time in over a decade. Sales of manufactured goods also increased, as new orders for factory durables rose and consumer confidence improved.

Fed Strikes Preemptively; Inflation Remains at Bay
   Alongside  the news of  surprisingly  strong  economic  growth  came another surprise:  inflation  remained very low. The latest supporting evidence was the employment cost index for the first quarter of 1997, which rose only 0.6 percent. This fell below the 0.8% rise in the last quarter of 1996. Yet the unemployment rate for April hit 4.9%, the lowest level in 23 years. Prior to the release of these rather reassuring statistics, the Federal Reserve Board (Fed) increased the overnight bank lending rate from 5.25% to 5.50% at its March 25 Federal Open Market Committee meeting. Most market participants interpreted the hike as a preemptive move, to be the first in a series of strikes against a growing risk of inflation which
stemmed  primarily from the economy's  strength, rising  factory   utilization
rates,  and  tightening  labor  markets.

MARKET ENVIRONMENT

Rising Rates, as Uncertainty over Fed Policy Prevails
   After falling slightly early in the first quarter of 1997,  interest rates
on Treasury   securities   rose  sharply  after  Fed  Chairman   Alan
Greenspan's Humphrey-Hawkins Senate testimony on February 26, when the chairman warned of coming interest rate increases. Thereafter, Treasury yields continued to trend upward gradually even before the Fed raised short-term interest rates on March 25. During the first quarter of 1997, for example, yields on three-month, six-month and one-year Treasury bills increased 14, 23, and 51 basis points, respectively. The market widely anticipated the Fed's March move, and has already been pricing in the next rate increase which could occur at the Fed's meeting in May. Nonetheless, with advance inflation indicators not all flashing "red" as yet, the market remains unsettled as participants watch and wait to gauge the economy and the mood of the Fed.

PORTFOLIO OVERVIEW
   Given the economy's robust growth and the uncertainty surrounding the future direction of interest rates, your Fund retained a fairly defensive posture for much of the period. Primarily, this strategy involved maintaining a relatively short average portfolio maturity during the period. As of April 30, 1997, that maturity was approximately 28 days, which compares with an average portfolio maturity of approximately 41 days for comparable U.S. Treasury funds as measured by the Donoghue's Money Fund Average. Keeping the
portfolio's  average maturity short   enabled  the  Fund  to  benefit   from
rising   interest   rates  while simultaneously protecting its net asset value.

   Once again, the Fund allocated a substantial portion of the portfolio's assets to well-priced repurchase agreements or "repos." Repos typically are collateralized by U.S. Treasury securities and may offer higher yields than direct investment in U.S. Treasury securities. This remained true during the past semi-annual period, as repos continued to be a high-yielding area of the market, averaging 14 basis points better than three-month Treasury bills during the first quarter of 1997. These higher basis points translated into more income for the Fund. The repurchase agreement investments also provided enough liquidity to enable the Fund to capture higher overnight rates at first quarter-end while seeking opportunities to invest in longer dated Treasury securities. In fact, the Fund took advantage of higher yields to purchase a small number of Treasury notes with February 1998 maturities.

   In the coming months, management currently intends to retain a relatively defensive posture. With the Fed still giving mixed signals as to its future policy, the interest rate environment remains somewhat unsettled. However, we will be looking for signs that the market has begun to compensate for further increases in interest rates. When we believe U.S. Treasury yields begin to adequately reflect the prospects of future Fed interest rate increases, we plan to purchase more Treasury securities and to lengthen the portfolio's average maturity. In the meantime, management will remain vigilant in monitoring the economy, the market, and interest rates and will continue to seek the competitive level of income and stable net asset value that have been the Fund's hallmarks since inception.

                                         Sincerely,


                                         David Hertan
                                         Portfolio Manager

May 16, 1997
New York, N.Y.

* Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

Dreyfus U.S. Treasury Reserves
-------------------------------------------------------------------------------
Statement of Investments                                                    April 30, 1997 (Unaudited)



                                                                    Annualized
                                                                     Yield on
                                                                      Date of      Principal
U.S. Treasury Bill--23.9%                                             Purchase      Amount            Value
-----------------------------------------------------------------   ----------  ---------------  ----------------
   5/1/97
   (cost $125,000,000)............................................     4.81%     $125,000,000      $125,000,000
                                                                                                   ============
U.S. Treasury Notes--28.6%
-----------------------------------------------------------------
   6.50%, 5/15/97.................................................     5.55%     $ 75,000,000      $ 75,031,408
   5.875%, 7/31/97................................................     5.29        50,000,000        50,057,109
   7.25%, 2/15/98 ................................................     5.69        10,000,000        10,115,669
   5.125%, 2/28/98................................................     6.78        15,000,000        14,892,600
                                                                                                   ------------

TOTAL U.S. TREASURY NOTES
   (cost $150,096,786)............................................                                 $150,096,786
                                                                                                   ============

Repurchase Agreements--46.9%
-------------------------------------------------------------------
Dean Witter Reynolds Inc.
   Dated 4/30/97, due 5/1/97 in the amount
   of $95,114,039 (fully collateralized by
   $90,418,000 U.S. Treasury Bonds 6.375% to
   10.75%, due from 1/15/99 to 8/15/2005, value
   $96,205,600)...................................................     5.32%     $ 95,000,000      $ 95,000,000
Goldman, Sachs & Co.
   Dated 4/30/97, due 5/1/97 in the amount
   of $23,691,322 (fully collateralized by
   $20,610,000 U.S. Treasury Bonds 8.50%,
   due 2/15/2020, value $24,323,679)..............................     5.05        23,688,000        23,688,000
HSBCSecurities Inc.
   Dated 4/30/97, due 5/1/97 in the amount of $127,019,050
   (fully collateralized by $95,515,000 U.S. Treasury Bonds
   7.875% to 11.25%, due form 11/15/2004 to 2/15/2015, value
   $131,742,361)..................................................     5.40       127,000,000       127,000,000
                                                                                                   ------------

TOTAL REPURCHASE AGREEMENTS
   (cost $245,688,000)............................................                                 $245,688,000
                                                                                                   ============

TOTAL INVESTMENTS
   (cost $520,784,786)..................................    99.4%                                  $520,784,786
                                                           ======                                  ============
CASH AND RECEIVABLES (NET) ...............................    .6%                                  $  3,219,672
                                                           ======                                  ============
NET ASSETS..............................................   100.0%                                  $524,004,458
                                                           ======                                  ============



                       See notes to financial statements.


Dreyfus U.S. Treasury Reserves
------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                          April 30, 1997 (Unaudited)

                                                                                                 Cost            Value
                                                                                            --------------   -------------
ASSETS:                       Investments in securities--See Statement of Investments
                                (including Repurchase Agreements of $245,688,000)           $520,784,786     $520,784,786
                              Cash.............................................                                   945,113
                              Interest receivable..............................                                 3,294,644
                                                                                                             ------------
                                                                                                              525,024,543
                                                                                                             ------------
LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                   253,563
                              Due to Distributor...............................                                        67
                              Dividends payable................................                                   766,455
                                                                                                             ------------
                                                                                                                1,020,085
                                                                                                             ------------
NET ASSETS.....................................................................                              $524,004,458
                                                                                                             ============
REPRESENTED BY:               Paid-in capital..................................                              $523,998,155
                              Accumulated net realized gain (loss) on investments                                   6,303
                                                                                                             ------------
NET ASSETS.....................................................................                              $524,004,458
                                                                                                             ============


                                  NET ASSET VALUE PER SHARE
                                  --------------------------

                                                                                            Investor Shares   Class R Shares
                                                                                            ---------------   --------------
Net Assets......................................................................               $24,889,740      $499,114,718
Shares Outstanding..............................................................                24,889,470       499,108,114
NET ASSET VALUE PER SHARE.......................................................                     $1.00             $1.00
                                                                                                     =====             =====

                       See notes to financial statements.

Dreyfus U.S. Treasury Reserves
------------------------------------------------------------------------------
Statement of Operations                                                          Six Months Ended April 30, 1997 (Unaudited)



INVESTMENT INCOME

INCOME                        Interest Income..................................                                 $13,489,220

EXPENSES:                     Management fee--Note 2(a).........................                $1,229,070
                              Distribution fees (Investor Shares)--Note 2(b)....                    25,349
                              Directors' fees and expenses--Note 2(c)...........                    25,083
                                                                                                ----------
                                   Total Expenses..............................                                   1,279,502
                                                                                                                -----------
INVESTMENT INCOME--NET...........................................................                                12,209,718

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b)..................................                                  6,303
                                                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................                          $12,216,021
                                                                                                                ===========

                       See notes to financial statements.

Dreyfus U.S. Treasury Reserves
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                           Six Months Ended
                                                                            April 30, 1997        Year Ended
                                                                              (Unaudited)      October 31, 1996
                                                                           ----------------    ----------------
OPERATIONS:
  Investment income--net................................................   $     12,209,718    $     20,711,504
  Net realized gain (loss) on investments..............................               6,303                  --
                                                                           ----------------    ----------------
        Net Increase (Decrease) in Net Assets Resulting from Operations          12,216,021          20,711,504
                                                                           ----------------    ----------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net
      Investor shares..................................................            (593,287)         (1,270,016)
      Class R Shares...................................................         (11,616,431)        (19,441,488)
  Net realized gain on investments:
      Investor shares..................................................                  --                (397)
      Class R shares...................................................                  --              (5,013)
                                                                           ----------------    ----------------
        Total Dividends................................................         (12,209,718)        (20,716,914)
                                                                           ----------------    ----------------
CAPITAL STOCK TRANSACTIONS ($1.00 per share): Net proceeds from shares sold:
      Investor shares..................................................         176,181,104         324,250,936
      Class R shares...................................................         740,227,763       2,060,016,760
  Dividends reinvested:
      Investor shares..................................................             526,956           1,205,008
      Class R shares...................................................           9,951,557          16,026,655
  Cost of shares redeemed:
      Investor shares..................................................        (173,644,900)       (325,014,906)
      Class R shares...................................................        (715,373,289)     (2,011,609,264)
                                                                           ----------------    ----------------
        Increase (Decrease) in Net Assets from Capital Stock Transactions        37,869,191          64,875,189
                                                                           ----------------    ----------------
          Total Increase (Decrease) in Net Assets......................          37,875,494          64,869,779

NET ASSETS:
  Beginning of Period..................................................         486,128,964         421,259,185
                                                                           ----------------    ----------------
  End of Period........................................................    $    524,004,458    $    486,128,964
                                                                           ================    ================

                       See notes to financial statements.

Dreyfus U.S. Treasury Reserves
-------------------------------------------------------------------------------
Financial Highlights

     Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                             Investor Shares
                                                            ----------------------------------------------------
                                                            Six Months Ended       Year Ended October 31,
                                                             April 30, 1997  -----------------------------------
PER SHARE DATA:                                                (Unaudited)      1996        1995     1994(1, 2)
                                                            ---------------- ----------  ----------  -----------
   Net asset value, beginning of period.................        $ 1.00        $ 1.00      $ 1.00      $ 1.00
                                                                ------        ------      ------      ------
   Investment Operations:
   Investment income--net................................         .023          .046        .049        .020
                                                                ------        ------      ------      ------
   Distributions:
   Dividends from investment income--net.................        (.023)        (.046)      (.049)      (.020)
                                                                ------        ------      ------      ------
   Net asset value, end of period.......................        $ 1.00        $ 1.00      $ 1.00      $ 1.00
                                                                ======        ======      ======      ======
TOTAL INVESTMENT RETURN.................................          4.72%(3)      4.74%       5.02%       1.96%(4)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets..............           .70%(3)       .70%        .70%        .70%(3)
   Ratio of net investment income
      to average net assets.............................          4.68(3)       4.64%       4.92%       3.42%(3)
   Net Assets, end of period (000's Omitted)............       $24,890       $21,826     $21,386      $1,324

----------------------
(1) The Fund commenced selling Investor shares on April 18, 1994.
(2) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(3) Annualized.
(4) Not annualized.


                       See notes to financial statements.

Dreyfus U.S. Treasury Reserves
-------------------------------------------------------------------------------
Financial Highlights (continued)

     Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                           Class R Shares
                                                ----------------------------------------------------------------
                                                Six Months Ended
                                                 April 30, 1997                Year Ended October 31,
                                                                    --------------------------------------------
PER SHARE DATA:                                    (Unaudited)       1996     1995   1994(1,2)    1993     1992
                                                   -----------      ------   ------  ---------   ------   ------
   Net asset value, beginning of period.......       $ 1.00         $ 1.00   $ 1.00   $ 1.00     $ 1.00    $ 1.00
                                                     ------         ------   ------   ------     ------    ------
   Investment Operations:
   Investment income--net......................        .024           .048     .051     .033(3)    .027(4)   .037(4)
                                                     ------         ------   ------   ------     ------    ------
   Distributions:
   Dividends from investment income--net.......       (.024)         (.048)   (.051)   (.033)     (.027)    (.037)
                                                     ------         ------   ------   ------     ------    ------
   Net asset value, end of period.............       $ 1.00         $ 1.00   $ 1.00   $ 1.00     $ 1.00    $ 1.00
                                                     ======         ======   ======   ======     ======    ======
TOTAL INVESTMENT RETURN.......................         4.92%(5)       4.94%    5.23%    3.37%      2.77%     3.73%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets....          .50%(5)        .50%     .50%     .50%(6)    .50%      .50%
   Ratio of net investment income
      to average net assets...................         4.88%(5)       4.79%    5.14%    3.62%      2.74%     3.63%
   Net Assets, end of period (000's Omitted)..     $499,114       $464,303 $399,873 $228,797    $69,785   $69,187

-----------------------
(1) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(2) The Fund commenced selling Investor shares on April 18, 1994. Those shares outstanding prior to April 4, 1994 were designated as Trust shares. Effective October 17, 1994, the Fund's Trust shares were reclassified as Class R shares.
(3) Net investment income before expenses reimbursed by the investment adviser for the year ended October 31, 1994 was $.0323.
(4) For the years ended October 31, 1993 and 1992, the investment adviser reimbursed expenses of the Fund amounting to $.0040 and $.0040 per share, respectively.
(5) Annualized.
(6) Annualized expense ratio before expenses reimbursed by the investment adviser for the year ended October 31, 1994 was 0.59%.


                       See notes to financial statements.

Dreyfus U.S. Treasury Reserves
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:
     Dreyfus U.S. Treasury Reserves (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to seek a high level of current income consistent with stability of principal by investing in high-grade money market instruments. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 1 billion of $.001 par value Capital Stock in each of the following classes of shares: Investor and Class R. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class.

     Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

     (a) Portfolio valuation: Investments are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act of 1940, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

     It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for the Fund; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and discounts on investments, is recognized on the accrual basis. Cost of investments represents amortized cost.

     (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to

Dreyfus U.S. Treasury Reserves
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     (d) Distributions to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

     (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

     At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

     (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).

     (b) Distribution plan: The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Investor shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The Class R shares bear no distribution fee. During the period April 30, 1997, the distribution fee for the Investor shares was $25,349.

     Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

     (c) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds,

Dreyfus U.S. Treasury Reserves
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 3--Bank Line of Credit:

     The Fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the line of credit.

[LOGO]
Dreyfus U.S. Treasury Reserves
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940


Printed in U.S.A.                  326/726SA974

                               Semi-Annual Report



-------------------------------------------------------------------------------
                                 Dreyfus Premier
-------------------------------------------------------------------------------
                                  Balanced Fund
-------------------------------------------------------------------------------


                                 April 30, 1997

                                    [LOGO]

Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:
   We are pleased to report the performance of the Dreyfus Premier Balanced Fund for its six-month reporting period ended April 30, 1997, as shown in the following table:
                                                       Total Return*
                                                       -------------
         Class A shares                                     9.48%
         Class B shares                                     9.13%
         Class C shares                                     9.21%
         Class R shares                                     9.63%
         Hybrid Blended Benchmark Index**                   9.52%

   The Fund's Hybrid Blended Benchmark Index is composed of 60% Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and 40% Lehman Brothers Intermediate Government/Corporate Bond Index (Intermediate Government/Corporate Bond Index).** Because of the structure of the Fund's portfolio, a mix of stocks and bonds, its returns are not comparable to a market index composed entirely of either common stocks, such as the S&P 500 Index, or bonds, such as the Intermediate Government/Corporate Bond Index. The total returns of the S&P 500 Index and the Intermediate Government/Corporate Bond Index for the same period were 14.71% and 1.74%, respectively.***

ECONOMIC REVIEW
   The Federal Reserve Board's (the "Fed") decision in March to tighten credit already has been vindicated by the reported 5.6% rise in first quarter real Gross Domestic Product and by the drop to 4.9% in April's unemployment rate. The economic debate is now splintered into 1) those who believe that softer incoming economic data for the second quarter can keep Fed policy on hold, and 2) those who believe the economy is fundamentally too strong, warranting higher rates irrespective of short-term economic fluctuations. Views on the risk of inflation clearly distinguish these camps. To date, a strong dollar has helped mute price inflation, preventing a follow-through from rising wages. Market interest rates are likewise treading water until the policy outlook becomes clearer. We believe that some tightening is likely in coming months and this should temper overall growth to sustain a long business cycle.

   First quarter real GDP grew an annualized 5.6% on the quarter and by 4.0% since the first quarter of 1996, both growth rates unseen since 1987/88. Virtually every major economic sector contributed positively to growth. In the early evidence for the second quarter, rising new orders portend continued strength in exports and capital spending. By contrast, retail spending weakened in April and the housing sector slowed. However, real disposable income grew 3.8% in the last year, a pace which, if sustained, should support the upward cycle in consumer spending, while mortgage rates have not yet risen substantially.

   Alongside the recent evidence of slowing consumer demand is the report of the drop in unemployment in April. With this, the labor market is becoming extremely tight. This is raising fears of future inflation even though actual inflation remains modest and despite signs of a slower second quarter economy. Hence, bond yields remain near their recent highs, largely ignoring the bullish news of a Washington agreement to balance the Federal budget. Short-term rates likewise contain built-in expectations for another Fed rate hike in coming weeks.

   If inflation should stay subdued, then the larger risk from the combination of slower economic growth and a tightening labor market is to corporate profits. Through the first quarter, however, profits continued to surprise on the upside, and we expect overall profits to post modest gains in 1997.

   The economy is now embarked on the seventh year for this business cycle. Economic growth is proving stronger than seen since the late 1980s while inflation is still subdued. More Fed tightening would indicate a willingness to err on the side of caution and would thus help sustain the expansion.

MARKET OVERVIEW
   The six-month fiscal period ended April 30, 1997 was one of the most volatile in recent stock market history. While the underlying U.S. economy continued to grow with little inflation, investor concerns over the outlook for interest rates and for corporate profits caused major shifts in market sentiment, and hence in stock prices.

   Early in the half-year period, the dominant market trend was strong, despite nervousness about the solidity of economic growth and the possible reactions of the Fed. The trend picked up steam during the winter, with the Dow Jones Industrial Average (DJIA) breaking the 7000 mark in mid-February, and then hitting a new high of 7085.16 in mid-March. However, on March 25, when the Fed, in a widely anticipated move, increased its overnight lending rate by one quarter of a percentage point in seeking to cool off the economy and the "irrational exuberance" (as Fed Chairman Alan Greenspan termed it) in the equity markets, the markets promptly obliged. Between mid-March and mid-April the DJIA dropped 9.8%.

   By then, however, a stream of strong quarterly profit reports were released by major corporations, and the latest Government numbers on inflation appeared reassuring. Moreover, underlying economic expansion continued, but at a pace that appeared sustainable. The market's reaction was to resume the upward trend of earlier in the year, breaking the 7000 level once again on April 30.

   Clearly one of the engines currently driving the market is the profit outlook. According to two companies that monitor profit reports, I.B.E.S. and First Call, overall first-quarter corporate profits ran about 3.7% above forecasts. This reflects the solid performance of most of the companies in the S&P 500 Index. At the same time, increases in wages and compensation during that same period were modest.

   Big, heavily capitalized and well-established companies were the chief beneficiaries. For the six months under review, the blue chip DJIA gained 17.42%, the S&P 500 Index rose 14.71%, the Nasdaq was up only 3.23% and the Russell 2000 Index of small-cap stocks only rose 1.61%. The mid- and small-cap stocks enjoyed a revival along with the general market in late April and the first few days of May.

   The latest trend could, of course, be affected by a Fed decision to raise interest rates once again. However, there is no denying the resilience displayed by the equity markets, especially the larger issues, in the closing days of the Fund's latest fiscal period.

   Fixed income investors were concerned during the reporting period about the pace of economic growth and the outlook for inflation, given the tightening in the labor market. As a result, long-term interest rates rose modestly. On April 30, 1997, the 30-year U.S. Treasury Bond yielded 6.95%, an increase of 31 points from six months earlier.

   In view of the continued strength in the economy, even though some slowing has been reported, we see no sign that the Fed has changed its policy of monetary restraint. Therefore the fixed-income market appears to be preparing itself for further rate increases.

PORTFOLIO FOCUS
   The Dreyfus Premier Balanced Fund seeks to outperform its hybrid benchmark index by shifting the overall asset allocation towards the undervalued asset class as well as actively managing both the stocks and bonds within the Fund.

   During the past six months, the Fund's allocation to stocks was higher than the normal 60% target. This decision was based upon a formal process which evaluates the relationships between stocks and bonds. The continued strength in corporate earnings and the stable inflationary environment influenced our decision to tilt the Fund towards stocks. For the six months ended April 30, 1997, stocks, as measured by the S&P 500 Index, outperformed bonds, as measured by the Intermediate Government/Corporate Bond Index, by 12.97%.***

   The Fund's stock component is broadly diversified with exposure to all economic sectors of the market, as measured by the S&P 500 Index. The Fund typically selects stocks that have a favorable earnings profile and are attractively priced relative to its peer group. For the six months ended April 30, 1997, the stock component provided a return of 13.8%, modestly underperforming the S&P 500 Index. Stock selection within the health care and interest-sensitive sectors provided the largest contribution to equity returns.

   Bonds made up about 25% of the portfolio during the six-month fiscal period. The fixed-income sector outperformed the benchmark Intermediate Government/Corporate Bond Index primarily due to the fact that we were neutral to the Index in average duration of bonds we had, but overweighted in sectors where there was a significant spread from Treasuries, namely corporates and mortgage obligations.

   We thank you for your investment in the Dreyfus Premier Balanced Fund. We will continue to exert our best efforts on your behalf.

                                                     Sincerely,


                                                     Ron Gala
                                                     Laurie Carroll
                                                     Portfolio Managers
May 19, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid without taking into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares and Class C shares.
** Under normal circumstances, the Fund invests approximately 60% of its assets in common stocks and 40% of its assets in bonds. However, the Fund is permitted to invest up to 75%, and as little as 40%, of its total assets in common stocks and up to 60% and as little as 25%, of its total assets in bonds, as deemed advisable by Dreyfus.
*** SOURCES:  (1) LIPPER ANALYTICAL  SERVICES,  INC. -- The Standard & Poor's
    500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance. (2) LEHMAN BROTHERS -- The Lehman Brothers Intermediate Government/Corporate Bond Index is a widely accepted unmanaged index of government and corporate bond market performance composed of U.S. Government, Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of 1-10 years.

Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
Statement of Investments                                                              April 30, 1997 (Unaudited)

Common Stocks--69.4%                                                                Shares              Value
-----------------------------------------------------------------------------     -----------        -----------

            Basic Industries--3.7%  Dow Chemical.............................         6,300           $  534,713
                                    duPont (E.I.)deNemours & Co..............        19,500            2,069,438
                                    Eastman Chemical.........................         6,900              351,900
                                    Fort Howard...........................(a)         6,300              216,956
                                    James River..............................        18,000              537,750
                                    Morton International.....................        12,900              540,187
                                    Owens-Illinois........................(a)        10,800              291,600
                                    Praxair..................................        10,500              542,062
                                    Sealed Air............................(a)         4,200              194,250
                                    Sherwin-Williams.........................         9,600              290,400
                                                                                                     -----------
                                                                                                       5,569,256
                                                                                                     -----------
           Capital Spending--16.6%  Adaptec...............................(a)         6,300              233,100
                                    American Power Conversion.............(a)        15,300              294,525
                                    Applied Materials.....................(a)         9,000              493,875
                                    Arrow Electronics.....................(a)         7,200              400,500
                                    Cabletron Systems.....................(a)        21,000              724,500
                                    Caterpillar..............................        22,800            2,029,200
                                    Cisco Systems.........................(a)        25,500            1,319,625
                                    Compaq Computer.......................(a)        14,700            1,255,013
                                    Cummins Engine...........................         5,700              319,913
                                    Eaton....................................         6,000              449,250
                                    Gateway 2000.............................         9,300              510,338
                                    General Electric.........................        17,100            1,895,963
                                    Harnischfeger Industries.................         5,100              212,288
                                    HealthCare COMPARE....................(a)         7,500              325,312
                                    Hewlett-Packard..........................        25,800            1,354,500
                                    Ingersoll-Rand...........................        13,500              663,187
                                    Intel....................................        19,500            2,985,937
                                    International Business Machines..........         5,100              819,825
                                    Lexmark International Group, Cl.A.....(a)        11,700              272,025
                                    Lockheed Martin..........................         5,700              510,150
                                    Lucent Technologies......................        18,600            1,099,725
                                    Microsoft.............................(a)        32,100            3,900,150
                                    Oracle................................(a)        18,600              739,350
                                    Parker-Hannifin..........................         6,900              343,275
                                    Reuters Holdings, A.D.R. ................         5,100              314,287
                                    Tellabs...............................(a)        22,200              885,225
                                    Thiokol..................................         3,600              234,900
                                    U.S. Robotics.........................(a)         3,600              182,250
                                    USA Waste Service.....................(a)         6,800              222,700
                                    Wheelabrator Technology..................         3,100               39,137
                                                                                                     -----------
                                                                                                      25,030,025
                                                                                                     -----------
           Consumer Cyclical--7.7%  Borders Group.........................(a)        12,800              272,000
                                    Boston Chicken........................(a)        12,600              300,825
                                    Brunswick................................        10,800              305,100
                                    Chrysler.................................        21,900              657,000
                                    Disney (Walt)............................         5,900              483,800
                                    Federated Department Stores...........(a)        24,900              846,600
                                    Gannett..................................         3,000              261,750


Dreyfus Premier Balanced Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                              April 30, 1997 (Unaudited)

Common Stocks (continued)                                                          Shares               Value
----------------------------------------------------------------------------     ----------          -----------

    Consumer Cyclical (continued)   Gap......................................        32,400          $ 1,032,750
                                    General Motors...........................        21,300            1,232,737
                                    Goodyear Tire & Rubber...................         3,300              173,663
                                    King World Productions...................         8,100              295,650
                                    MGM Grand.............................(a)         7,200              243,000
                                    Magna International, Cl. A...............         4,200              218,925
                                    Maytag...................................         9,600              219,600
                                    New York Times, Cl. A....................        18,600              804,450
                                    News, A.D.R. ............................         6,300              116,550
                                    NIKE, Cl. B..............................         9,000              506,250
                                    Safeway...............................(a)        22,800            1,017,450
                                    Sears, Roebuck & Co......................        19,500              936,000
                                    TJX......................................        20,700              978,075
                                    Tommy Hilfiger........................(a)         6,600              262,350
                                    V.F......................................         6,600              476,025
                                                                                                     -----------
                                                                                                      11,640,550
                                                                                                     -----------
            Consumer Staples--9.7%  Avon Products............................        19,800            1,220,175
                                    Campbell Soup............................        13,200              674,850
                                    Coca-Cola................................        54,300            3,454,837
                                    Corning..................................         8,100              390,825
                                    Dole Food................................         1,900               77,425
                                    General Mills............................         9,000              558,000
                                    Gillette.................................        10,500              892,500
                                    Heinz (H.J.).............................         7,500              311,250
                                    Johnson & Johnson........................        39,300            2,407,125
                                    Philip Morris ...........................        56,700            2,232,563
                                    Pioneer Hi-Bred International............         3,900              275,438
                                    Quaker Oats..............................        15,600              624,000
                                    Ralston-Ralston Purina Group.............         8,100              667,237
                                    Unilever, N.V. (New York Shares).........         3,000              588,750
                                    Universal Foods..........................         8,000              282,000
                                                                                                     -----------
                                                                                                      14,656,975
                                                                                                     -----------
                      Energy--6.6%  British Petroleum, A.D.S. ...............         3,300              454,163
                                    Burlington Resources.....................        11,400              483,075
                                    Chevron..................................        25,200            1,726,200
                                    Coastal..................................        12,900              612,750
                                    Consolidated Natural Gas.................         7,200              362,700
                                    Diamond Offshore Drilling.............(a)         6,000              386,250
                                    Exxon....................................        31,800            1,800,675
                                    Kerr-McGee...............................         3,300              199,238
                                    NICOR....................................         3,900              132,112
                                    Phillips Petroleum.......................        19,500              767,813
                                    Reading & Bates.......................(a)        15,000              335,625
                                    Royal Dutch Petroleum (New York Shares)..         3,000              540,750
                                    Transocean Offshore......................         6,900              418,312
                                    Unocal...................................         9,900              377,437
                                    USX-Marathon Group.......................        36,900            1,019,362
                                    Williams ................................         9,450              414,619
                                                                                                     -----------
                                                                                                      10,031,081
                                                                                                     -----------


Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                  April 30, 1997 (Unaudited)


Common Stocks (continued)                                                         Shares                Value

-----------------------------------------------------------------------------     -----------        -----------

                Health Care--6.4%   Abbott Laboratories......................        23,400         $  1,427,400
                                    Amgen.................................(a)        20,700            1,218,713
                                    Becton, Dickinson & Co...................         7,500              345,000
                                    Bristol-Myers Squibb.....................        21,000            1,375,500
                                    HEALTHSOUTH ..........................(a)        38,200              754,450
                                    Merck & Co...............................        21,000            1,900,500
                                    Oxford Health Plans...................(a)        11,100              731,212
                                    Pfizer...................................         5,700              547,200
                                    Schering-Plough..........................        18,000            1,440,000
                                                                                                    ------------
                                                                                                       9,739,975
                                                                                                    ------------
        Interest Sensitive--10.9%   AMBAC....................................         6,300              407,925
                                    Ahmanson (H.F.) & Co.....................         6,000              228,750
                                    American National Insurance..............         2,700              209,250
                                    AmSouth Bancorp..........................         9,600              506,400
                                    Banc One.................................        15,400              652,575
                                    BankAmerica..............................        16,200            1,893,375
                                    Barnett Banks............................        10,200              498,525
                                    Bear Stearns ............................        23,310              710,955
                                    CIGNA....................................         8,400            1,263,150
                                    Citicorp.................................         9,000            1,013,625
                                    Comerica.................................        21,000            1,228,500
                                    Conseco..................................        18,600              769,575
                                    EXEL.....................................        20,700              807,300
                                    Federal National Mortgage Association....        22,800              937,650
                                    First Chicago ...........................        20,100            1,130,625
                                    Green Tree Financial.....................        13,800              408,825
                                    MGIC Investment..........................         3,300              268,125
                                    Norwest..................................        11,000              548,625
                                    Republic New York........................         3,900              357,338
                                    SouthTrust...............................         5,400              201,825
                                    State Street.............................         5,700              448,875
                                    Student Loan Marketing Association.......         9,000            1,064,250
                                    Travelers Group..........................        16,000              886,000
                                                                                                    ------------
                                                                                                      16,442,043
                                                                                                    ------------
              Mining & Metals--.8%  Phelps Dodge.............................         4,500              345,375
                                    Potash Saskatchewan......................         7,200              553,500
                                    USX-U.S. Steel Group.....................         9,600              280,800
                                                                                                    ------------
                                                                                                       1,179,675
                                                                                                    ------------
              Transportation--1.0%  CSX......................................        14,400              671,400
                                    Carnival, Cl. A..........................         7,500              276,562
                                    Delta Air Lines..........................         5,700              525,113
                                                                                                    ------------
                                                                                                       1,473,075
                                                                                                    ------------
                   Utilities--6.0%  AES...................................(a)         3,600              234,900
                                    Ameritech................................        35,100            2,145,488
                                    BellSouth................................        30,300            1,348,350
                                    Consolidated Edison......................        20,400              566,100
                                    DQE......................................        10,200              281,775


Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                  April 30, 1997 (Unaudited)


Common Stocks (continued)                                                            Shares            Value
-----------------------------------------------------------------------------        ------         ------------
            Utilities (continued)   Edison International.....................        19,800         $    415,800
                                    Entergy..................................        23,400              546,975
                                    MCI Communications.......................        13,500              514,687
                                    Pinnacle West Capital....................        14,400              410,400
                                    SBC Communications.......................        29,700            1,648,350
                                    Vodafone Group, A.D.R. ..................        15,900              703,575
                                    WorldCom..............................(a)        10,800              259,200
                                                                                                    ------------
                                                                                                       9,075,600
                                                                                                    ------------
                                    TOTAL COMMON STOCKS
                                      (cost $82,514,446).....................                       $104,838,255
                                                                                                    ============


                                                                                   Principal
Bonds & Notes--24.7%                                                                 Amount
-----------------------------------------------------------------------------    -------------

         Interest Sensitive--2.9%   ABN Amro Bank, Notes,
                                      7.55%, 6/28/2006.......................    $  700,000         $    711,795
                                    Citicorp, Notes,
                                      6.60%, 8/1/2000........................     2,000,000            1,990,256
                                    General Motors Acceptance, Notes,
                                      7.75%, 1/15/1999.......................       500,000              509,735
                                    Republic New York, Deb.,
                                      9.75%, 12/1/2000.......................     1,000,000            1,093,428
                                                                                                    ------------
                                                                                                       4,305,214
                                                                                                    ------------

 U.S. Government & Agencies--21.8%  Federal Home Loan Mortgage Corporation:
                                      5.40%, 11/1/2000.......................       500,000              481,762
                                      7%, 1/1/2012...........................        44,266               43,892
                                      7%, 1/1/2012...........................       893,617              886,076
                                    Federal National Mortgage Association,
                                      5.30%, 12/10/1998......................     1,000,000              985,052
                                    Government National Mortgage Association:
                                      8%, 2/15/2011..........................       445,118              457,497
                                      6.50%, 4/15/2011.......................        31,736               31,012
                                      7.50%, 8/15/2011.......................       539,055              545,287
                                      7.50%, 10/15/2011......................       395,185              399,754
                                      8%, 12/15/2011.........................       446,957              459,106
                                      6.50%, 1/15/2012.......................       907,344              885,505
                                    U.S. Treasury Bonds:
                                      11.625%, 11/15/2002....................       500,000              616,016
                                      12.375%, 5/15/2004.....................       100,000              131,453
                                      10.75%, 8/15/2005......................       500,000              625,391
                                    U.S. Treasury Notes:
                                      6.25%, 6/30/1998.......................     2,500,000            2,506,250
                                      4.75%, 8/31/1998.......................     1,000,000              982,969
                                      6.125%, 8/31/1998......................     1,800,000            1,800,844
                                      8.25%, 7/15/1998.......................     1,000,000            1,024,687
                                      7%, 4/15/1999..........................     1,300,000            1,317,469
                                      6.75%, 5/31/1999.......................     1,000,000            1,008,437
                                      6.875%, 7/31/1999......................     1,000,000            1,011,406
                                      6.875%, 3/31/2000......................       500,000              506,016


Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                                               April 30, 1997 (Unaudited)

                                                                                  Principal
Bonds & Notes (continued)                                                           Amount              Value
-----------------------------------------------------------------------------  ------------         ------------

       U.S. Government & Agencies     6.25%, 5/31/2000.......................  $  1,930,000         $  1,920,350
                      (continued)     6.25%, 8/31/2000.......................     1,300,000            1,291,672
                                      5.75%, 10/31/2000......................     1,200,000            1,172,813
                                      6.50%, 5/31/2001.......................     4,650,000            4,644,914
                                      7.50%, 5/15/2002.......................     1,000,000            1,040,156
                                      6.375%, 8/15/2002......................     1,000,000              991,719
                                      5.75%, 8/15/2003.......................     1,000,000              955,156
                                      7.25%, 8/15/2004.......................       500,000              515,859
                                      6.50%, 5/15/2005.......................     1,300,000            1,282,734
                                      7%, 7/15/2006..........................     2,350,000            2,390,758
                                                                                                    ------------
                                                                                                      32,912,012
                                                                                                    ------------
                                    TOTAL BONDS & NOTES
                                      (cost $ 37,340,266)....................                       $ 37,217,226
                                                                                                    ============
Short-Term Investments--12.2%
-----------------------------------------------------------------------------

       Repurchase Agreement--11.6%   Goldman, Sachs & Co. Tri-Party Repurchase
                                      Agreement, 5.375% Dated 4/30/1997,
                                      Due 5/1/1997 in the amount of
                                      $17,581,457 (fully collateralized
                                      by $18,521,000 U.S. Treasury Bonds,
                                      6.625%, 2/15/2027, value $17,933,696)..       $17,581,457      $ 17,581,457

           U.S. Treasury Bill--.6%   5.19%, 6/26/1997......................(b)          850,000           843,514
                                                                                                     ------------

                                    TOTAL SHORT-TERM INVESTMENTS
                                      (cost $18,424,595).....................                        $ 18,424,971
                                                                                                     ============

TOTAL INVESTMENTS (cost $138,279,307)........................................             106.3%     $160,480,452
                                                                                          ======     ============

LIABILITIES, LESS CASH AND RECEIVABLES.......................................              (6.3%)    $ (9,457,582)
                                                                                          =======    ============

NET ASSETS...................................................................             100.0%     $151,022,870
                                                                                          ======     ============

Notes to Statement of Investments:
-------------------------------------------------------------------------------

(a)  Non-income producing.
(b) Held by the custodian in a segregated account as collateral for open Financial Futures positions.

Statement of Financial Futures                        April 30, 1997 (Unaudited)
                                                                   Market Value                      Unrealized
                                                     Number of        Covered                      (Depreciation)
Financial Futures Purchased;                         Contracts     by Contracts      Expiration      at 4/30/97
----------------------------                        -----------    -------------    ------------    ------------
Standard & Poor's 500............................       16          $6,422,400        June '97       ($159,600)
                                                                                                     ==========

                               See notes to financial statements.


Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                              April 30, 1997 (Unaudited)
                                                                                                  Cost             Value
                                                                                               ------------     ------------
ASSETS:                       Investments in securities--See Statement of Investments
                                (including Repurchase Agreements of $17,581,457).....          $138,279,307     $160,480,452
                              Cash...................................................                                243,276
                              Receivable for investment securities sold..............                              5,150,090
                              Dividends and interest receivable......................                                902,913
                              Receivable for shares of Capital Stock subscribed......                                270,023
                              Receivable for futures variation margin................                                 67,238
                                                                                                                ------------
                                                                                                                 167,113,992
                                                                                                                ------------


LIABILITIES:                  Due to The Dreyfus Corporation and affiliates.........                                 140,579
                              Due to Distributor....................................                                   4,643
                              Payable for shares of Capital Stock redeemed..........                              15,581,893
                              Payable for investment securities purchased...........                                 364,007
                                                                                                                ------------
                                                                                                                  16,091,122
                                                                                                                ------------


NET ASSETS..........................................................................                            $151,022,870
                                                                                                                ============


REPRESENTED BY:               Paid-in capital.......................................                            $121,194,446
                              Accumulated undistributed investment income--net......                                 192,020
                              Accumulated net realized gain (loss) on investments...                               7,594,859
                              Accumulated net unrealized appreciation (depreciation)
                                on investments [including ($159,600) net unrealized
                                (depreciation) on financial futures]--Note 3........                              22,041,545
                                                                                                                 -----------


NET ASSETS..........................................................................                            $151,022,870
                                                                                                                ============


                                               NET ASSET VALUE PER SHARE
                                               -------------------------


                                                      Class A                    Class B        Class C          Class R
                                                     ----------                -----------     ----------       ------------

Net Assets..................................         $9,997,004                $15,448,593     $1,001,231      $124,576,042
Shares Outstanding..........................            750,384                  1,161,494         75,118         9,344,222
NET ASSET VALUE PER SHARE...................             $13.32                     $13.30         $13.33            $13.33
                                                         ======                     ======         ======            ======

                        See notes to financial statements.


Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
Statement of Operations              Six Months Ended April 30, 1997 (Unaudited)


INVESTMENT INCOME


INCOME:                       Interest.........................................             $1,738,294
                              Cash dividends (net of $4,737 foreign taxes
                                withheld at source)............................                892,649
                                                                                            ----------
                                Total Income...................................                                 $ 2,630,943


EXPENSES:                     Management fee--Note 2(a).........................               774,396
                              Distribution and service fees--Note 2(b)..........                69,909
                              Directors' fees and expenses--Note 2(c)...........                   783
                                                                                            ----------
                                Total Expenses..................................                                    845,088
                                                                                                                -----------

INVESTMENT INCOME--NET..........................................................                                  1,785,855
                                                                                                                -----------



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:
                              Net realized gain (loss) on investments...........            $5,902,539
                              Net realized gain (loss) on financial futures.....             2,059,229
                                                                                            ----------
                                Net Realized Gain (Loss)........................                                  7,961,768
                                Net unrealized appreciation (depreciation) on
                                   investments [including ($553,400) net
                                   unrealized (depreciation) on financial
                                   futures].....................................                                  4,428,286
                                                                                                                -----------



NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS..........................                                 12,390,054
                                                                                                                -----------



NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................                                $14,175,909
                                                                                                                ===========

                              See notes to financial statements.

Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                       Six Months Ended
                                                                                        April 30, 1997     Year Ended
                                                                                        (Unaudited)      October 31, 1996
                                                                                       ------------      ----------------
OPERATIONS:
  Investment income--net.......................................................        $  1,785,855        $  3,110,853
  Net realized gain (loss) on investments......................................           7,961,768          14,166,699
  Net unrealized appreciation (depreciation) on investments....................           4,428,286           3,609,857
                                                                                       ------------        ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations..........          14,175,909          20,887,409
                                                                                       ------------        ------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net:
    Class A shares.............................................................            (106,048)            (82,168)
    Class B shares.............................................................            (115,717)            (93,190)
    Class C shares.............................................................              (3,648)               (880)
    Class R shares.............................................................          (2,213,333)         (2,779,831)
  Net realized gain on investments:
    Class A shares.............................................................            (682,485)            (12,895)
    Class B shares.............................................................            (971,412)            (23,311)
    Class C shares.............................................................             (32,594)                (93)
    Class R shares.............................................................          12,818,244)           (630,855)
                                                                                       ------------         -----------
      Total Dividends..........................................................         (16,943,481)         (3,623,223)
                                                                                       ------------         -----------
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold:
    Class A shares.............................................................           3,689,824           4,827,120
    Class B shares.............................................................           6,298,469           5,867,242
    Class C shares.............................................................             749,068             220,931
    Class R shares.............................................................          47,136,294          91,066,091
  Dividends reinvested:
    Class A shares.............................................................             716,205              80,519
    Class B shares.............................................................             849,749              85,124
    Class C shares.............................................................              29,909                 935
    Class R shares.............................................................          15,019,772           3,412,336
  Cost of shares redeemed:
    Class A shares.............................................................            (586,893)           (821,065)
    Class B shares.............................................................            (680,018)           (790,373)
    Class C shares.............................................................             (16,370)             (3,092)
    Class R shares.............................................................         (64,812,883)        (78,467,084)
                                                                                      -------------       -------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions........           8,393,126          25,478,684
                                                                                      -------------       -------------
        Total Increase (Decrease) in Net Assets...............................            5,625,554          42,742,870

NET ASSETS:
  Beginning of Period.........................................................          145,397,316         102,654,446
                                                                                      -------------       -------------
  End of Period...............................................................         $151,022,870        $145,397,316
                                                                                       ============        ============
Undistributed investment income--net...........................................        $    192,020        $    844,911
                                                                                       ------------        ------------

                               See notes to financial statements.




Dreyfus Premier Balanced Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets (continued)


                                                                                                Shares
                                                                                   -----------------------------------
                                                                                    Six Months Ended
                                                                                     April 30, 1997      Year Ended
                                                                                      (Unaudited)     October 31, 1996
                                                                                   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:

  Class A
  -------
  Shares sold.................................................................       280,029               376,308
  Shares issued for dividends reinvested......................................        57,134                 6,409
  Shares redeemed.............................................................       (44,501)              (63,542)
                                                                                  ----------             ----------
                              Net Increase (Decrease) in Shares Outstanding...       292,662                319,175
                                                                                  ==========             ==========

  Class B
  -------
  Shares sold.................................................................       476,590                459,770
  Shares issued for dividends reinvested......................................        67,811                  6,805
  Shares redeemed.............................................................       (50,944)               (60,720)
                                                                                  ----------             ----------
                              Net Increase (Decrease) in Shares Outstanding...       493,457                405,855
                                                                                  ==========             ==========

  Class C
  -------
  Shares sold.................................................................        56,624                 16,995
  Shares issued for dividends reinvested......................................         2,386                     74
  Shares redeemed.............................................................        (1,240)                  (238)
                                                                                  ----------             ----------
                              Net Increase (Decrease) in Shares Outstanding...        57,770                 16,831
                                                                                  ==========             ==========

  Class R
  -------
  Shares sold.................................................................     3,602,335              6,955,109
  Shares issued for dividends reinvested......................................     1,198,050                274,851
  Shares redeemed.............................................................    (4,913,906)            (5,985,999)
                                                                                  ----------             ----------
                              Net Increase (Decrease) in Shares Outstanding...      (113,521)             1,243,961
                                                                                  ==========             ==========


                               See notes to financial statements.

Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                     Class A Shares
                                                            ---------------------------------------------------
                                                              Six Months Ended      Year Ended October 31, 1996
                                                               April 30, 1997   -------------------------------
PER SHARE DATA:                                                  (Unaudited)     1996        1995     1994(1)(2)
                                                            ------------------   ----        ----     ---------
   Net asset value, beginning of period.................           $13.71        $11.91      $10.08      $ 9.73
                                                                   ------        ------      ------      ------
   Investment Operations:
   Investment income--net................................             .18           .31         .28         .11
   Net realized and unrealized gain (loss)
      on investments.....................................            1.02          1.88        1.82         .34
                                                                   ------        ------     -------      ------
   Total from Investment Operations.....................             1.20          2.19        2.10         .45
                                                                   ------       -------     -------      ------
   Distributions:
   Dividends from investment income--net................             (.22)         (.31)       (.27)       (.10)
   Dividends from net realized gain on investments......            (1.37)         (.08)         --          --
                                                                   ------       -------     -------      ------
   Total Distributions..................................            (1.59)         (.39)       (.27)       (.10)
                                                                   ------       -------     -------      ------
   Net asset value, end of period.......................           $13.32        $13.71      $11.91      $10.08
                                                                   ======       =======     =======      ======
TOTAL INVESTMENT RETURN(3)..............................             9.48%(4)     18.71%      21.17%       4.68%(4)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets..............              .62%(4)      1.25%       1.25%        .71%(4,5)
   Ratio of net investment income
      to average net assets.............................             1.06%(4)      2.39%       2.65%       1.09%(4,5)
   Portfolio Turnover Rate..............................            42.84%(4)     85.21%      53.20%      83.00%
   Average commission rate paid(6)......................           $.0566        $.0540          --          --
   Net Assets, end of period (000's Omitted)............           $9,997        $6,275      $1,650      $1,798


--------------------
(1) The Fund commenced selling Investor shares on April 14, 1994. On October 17, 1994, Investor shares were redesignated as Class A shares.
(2) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(3) Exclusive  of sales load.
(4) Not annualized.
(5) These ratios have been restated to reflect current year's presentation.
(6) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                             See notes to financial statements.

Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                          Class B Shares
                                                                        --------------------------------------------------
                                                                        Six Months Ended           Year Ended October 31,
                                                                         April 30, 1997          -------------------------
PER SHARE DATA:                                                           (Unaudited)             1996              1995(1)
                                                                        ----------------          ----              -------
   Net asset value, beginning of period.....................               $13.68                 $11.89            $ 9.76
                                                                           ------                 ------            ------
   Investment Operations:
   Investment income--net...................................                  .12                    .21               .14
   Net realized and unrealized gain (loss)
      on investments........................................                 1.04                   1.87              2.11
                                                                          -------                -------           -------
   Total from Investment Operations.........................                 1.16                   2.08              2.25
                                                                          -------                -------           -------
   Distributions:
   Dividends from investment income--net....................                 (.17)                  (.21)             (.12)
   Dividends from net realized gain on investments..........                (1.37)                  (.08)              --
                                                                          -------                -------           -------
   Total Distributions......................................                (1.54)                  (.29)             (.12)
                                                                          -------                -------           -------
   Net asset value, end of period...........................               $13.30                 $13.68            $11.89
                                                                          =======                =======           =======

TOTAL INVESTMENT RETURN...................................                   9.13%(2)              17.76%            23.19%(2)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets................                    .99%(2)               2.00%             1.73%(2)
   Ratio of net investment income
      to average net assets...............................                    .68%(2)               1.65%             2.16%(2)
   Portfolio Turnover Rate................................                  42.84%(2)              85.21%            53.20%(2)
   Average commission rate paid(3)........................                 $.0566                 $.0540               --
   Net Assets, end of period (000's Omitted)..............                $15,449                 $9,141            $3,118


----------------------
(1) The Fund commenced selling Class B shares on December 20, 1994.
(2) Not annualized.
(3) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.



                              See notes to financial statements.

Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained  below  is per  share  operating  performance  data  for a share of
Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                                                                       Class C Shares
                                                                    ----------------------------------------------
                                                                    Six Months Ended       Year Ended October 31,
                                                                     April 30, 1997       ------------------------
PER SHARE DATA:                                                        (Unaudited)          1996            1995(1)
                                                                    -----------------       ----            -------
   Net asset value, beginning of period...................               $13.70           $11.90            $  9.76
                                                                         ------           -------           -------
   Investment Operations:
   Investment income--net..................................                 .15              .25                .11
   Net realized and unrealized gain (loss)
      on investments.......................................                1.02             1.84               2.15
                                                                        -------          -------            -------
   Total from Investment Operations........................                1.17             2.09               2.26
                                                                        -------          -------            -------
   Distributions:
   Dividends from investment income--net...................                (.17)            (.21)              (.12)
   Dividends from net realized gain on investments.........               (1.37)            (.08)               --
                                                                        -------          -------            -------
   Total Distributions.....................................               (1.54)            (.29)              (.12)
                                                                        -------          -------            -------
   Net asset value, end of period..........................              $13.33           $13.70             $11.90
                                                                        =======          =======            =======
TOTAL INVESTMENT RETURN....................................                9.21%(2)         17.83%            23.29%(2)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets.................                 .99%(2)           2.00%            1.73%(2)
   Ratio of net investment income
      to average net assets................................                 .68%(2)           1.62%            2.16%(2)
   Portfolio Turnover Rate.................................               42.84%(2)        85.21%             53.20%(2)
   Average commission rate paid(3).........................              $.0566           $.0540                 --
   Net Assets, end of period (000's Omitted)...............              $1,001             $237                 $6


------------------------------------------------------------------------------
(1) The Fund commenced selling Class C shares on December 20, 1994.
(2) Not annualized.
(3) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                             See notes to financial statements.

Dreyfus Premier Balanced Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained  below  is per  share  operating  performance  data  for a share of
Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                                                          Class R Shares
                                                    -------------------------------------------------------------

                                                    Six Months Ended
                                                     April 30, 1997               Year Ended October 31,
                                                                        ------------------------------------------
PER SHARE DATA:                                       (Unaudited)       1996        1995       1994(1)     1993(2)
                                                       ---------        ----        ----       -------     -------
   Net asset value, beginning of period.....             $13.72           $11.92     $10.09      $10.18      $10.00
                                                         ------          -------    -------     -------     -------
   Investment Operations:
   Investment income--net....................               .17              .34        .31         .20(3)      .02
   Net realized and unrealized gain (loss)
      on investments........................               1.05             1.88       1.81        (.13)        .16
                                                         ------          -------     ------     -------     -------
   Total from Investment Operations.........               1.22             2.22       2.12         .07         .18
                                                        -------          -------     ------     -------      ------
   Distributions:
   Dividends from investment income--net.....              (.24)            (.34)      (.29)       (.16)         --
   Dividends from net realized gain
      on investments........................              (1.37)            (.08)        --          --          --
                                                         ------          -------     ------     -------       -----
   Total Distributions......................              (1.61)            (.42)      (.29)       (.16)         --
                                                         ------           -------    ------     -------       -----
   Net asset value, end of period...........             $13.33           $13.72     $11.92      $10.09      $10.18
                                                         ======          =======    =======     =======      ======
TOTAL INVESTMENT RETURN.....................               9.63%(4)        18.99%     21.46%        .68%       1.80%(4)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets..                .50%(4)         1.00%      1.00%       1.04%(5)     .15%(4,6,7)
   Ratio of net investment income
      to average net assets.................               1.19%(4)         2.68%      2.89%       2.23%        .25%(4,7)
   Portfolio Turnover Rate..................              42.84%(4)        85.21%     53.20%      83.00%         --
   Average commission rate paid (8).........             $.0566           $.0540        --          --           --
   Net Assets, end of period (000's Omitted)           $124,576         $129,744    $97,881     $75,720     $28,904


------------------------
(1) Effective  October 17, 1994,  The Dreyfus  Corporation  serves as the
    Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(2) The Fund commenced operations on September 15, 1993. On April 14, 1994, the Fund commenced selling Investor shares. Those shares outstanding prior to April 14, 1994 were designated as Trust shares. On October 17, 1994, Trust shares were redesignated as Class R shares.
(3) Net investment income before reimbursement of expenses by the investment adviser for the year ended October 31, 1994 was $.2031. The amount shown in this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuations of market values of the portfolio.
(4) Not annualized.
(5) Expense ratio before voluntary reimbursement of expenses by the investment adviser for the year ended October 31, 1994 was 1.09%.
(6) For the period September 30, 1993
    (commencement of operations) to October 31, 1993, the investment adviser reimbursed expenses of the Fund amounting to $.0109.
(7) These ratios have been restated to reflect current year's presentation.
(8) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                              See notes to financial statements.

Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:
     Dreyfus Premier Balanced Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to outperform a hybrid index, 60% of which is the Standard & Poor's 500 Composite Stock Price Index and 40% of which is the Lehman Brothers Intermediate Government/Corporate Bond Index, by investing in common stocks and bonds in proportions consistent with their expected returns and risks as determined by the Fund's investment manager. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
     On January 31, 1997, the Fund's Directors approved a change to the Fund's name, effective March 1, 1997, from "Premier Balanced Fund" to "Dreyfus Premier Balanced Fund."
     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 50 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge and bear a distribution fee, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC") and a distribution and service fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fee. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class.
     Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
     (a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.
     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
     (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.

Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

 This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
     (d) Financial futures: The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see Statement of Financial Futures). Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 1997, and their related unrealized depreciation are set forth in the Statement of Financial Futures.
     (e) Distributions to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. This may result in distributions that are in excess of the net realized gains on the fiscal year basis. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
     On May 5, 1997, the Board of Directors declared dividends from net investment income for the Class A, Class B, Class C and Class R shares in the amount of $.0478, $.0221, $.0221 and $.0564 per share, respectively, payable on May 6, 1997 to shareholders of record on May 5, 1997.
     (f) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:
     (a) Investment Management Fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses,

Dreyfus Premier Balanced Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

service fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).
     (b) Distribution and service plan: The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Class A, B and C shares. Under the Plan, the Fund may pay annually up to .25% of the value of its average daily net assets attributable to its Class A shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, the Fund may pay the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which the Fund pays Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no service or distribution fee. During the period ended April 30, 1997, the distribution fee for Class A, Class B and Class C shares were $10,049, $42,774 and $2,121, respectively. During the period ended April 30, 1997, the service fee for Class B and Class C shares were $14,258 and $707, respectively.
     Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
     (c) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 3--Securities Transactions:
     The aggregate amount of purchases and sales of investment securities, other than short-term securities, during the period ended April 30, 1997, amounted to $64,194,801 and $59,131,284, respectively.
     At April 30, 1997, accumulated net unrealized appreciation on investments and financial futures was $22,041,545, consisting of $23,900,381 gross unrealized appreciation and $1,858,836 gross unrealized depreciation.
     At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:
     The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the Facility.

Dreyfus Premier Balanced Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One MellonBank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940




Printed in U.S.A.                  342/642SA974

                               Semi-Annual Report
                               ------------------
                                 Dreyfus Premier
                               ------------------
                                  Limited Term
                               ------------------
                                   Income Fund
                               ------------------


                                 April 30, 1997
                                    [LOGO]

Dreyfus Premier Limited Term Income Fund
------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to report the performance of the Dreyfus Premier Limited Term Income Fund for its six-month reporting period ended April 30, 1997, as shown in the following table:


                                                                                             Annualized
                                                              Income Dividends              Distribution
                                    Total Return*          (Approximate Per Share)       Rate** (per share)
                                    -------------          -----------------------       ------------------
Class A Shares                          1.31%                       $.310                       5.71%
Class B Shares                          1.07%                       $.284                       5.39%
Class C Shares                          1.04%                       $.281                       5.37%
Class R Shares                          1.44%                       $.323                       6.15%


   These returns compare with a total return of 1.70% for the Fund's benchmark index, the Lehman Brothers Aggregate Bond Index.***

THE ECONOMY

   The U.S. economy kept advancing over the reporting period, while inflation remained subdued. The unemployment rate fell to its lowest level in 24 years, and a surge in tax revenues meant good news for the Administration's budget reduction program. Overall, the economic news has been stellar.

   The economy grew at a robust 5.6% annual rate during the first quarter, the best quarter in nine years. Aided by falling energy prices and with no sign of shortages of raw materials, inflation remained in check. The Commerce Department's Implicit Price Deflator, a broad measure of inflation, rose for the same period at a 2.2% pace. On the consumer level, the Consumer Price Index
(CPI) remained below 3%. Excluding volatile food and energy prices, the CPI is actually trending downward, so far this year running at an annual rate of 2.5%. Inflation has been further restrained by the strong dollar which has moderated the price of imports and eased potential strains on domestic production capacity.

   The strong economy has put increasing numbers of people to work. This tightening of the labor market has been a key factor in the implementation of monetary policy by the Federal Reserve Board's Open Market Committee (FOMC). The unemployment rate has been less than 5.5% since June 1996, the lowest sustained rate since the late 1980s. The rate fell to 4.9% in April of this year, its lowest level in 24 years. So far, neither strong economic growth nor wage increases have resulted in any price pressure at the consumer level. Through the first quarter, total employment costs (including wages and benefits) rose about the same as inflation.

   Renewed confidence, spurred by increasing job security and low inflation, has resulted in a surge in consumer spending. In the first quarter of the year, spending rose 6.4%, almost double the rate of the fourth quarter of 1996. The combined six-month performance was the largest increase in consumer spending over the past ten years. Retail sales have spurted in the early part of this year as well; first quarter results were sharply higher than the last quarter of 1996. Not surprisingly, industrial production has been building momentum over the reporting period. The latest report on capacity utilization indicated the highest level in two years. So far, while the potential exists for production bottlenecks, raw materials prices and worker wage demands have remained modest.

   Continued economic growth and the resulting rise in tax revenues have slashed further the Federal budget deficit. Recent estimates by economists suggest that the deficit is at its lowest level in twenty-three years. Such good news on the deficit could make it easier to negotiate the Administration's bipartisan plan to balance the budget by 2002.

   While we seem to be enjoying the best of all possible economic worlds, the potential for future inflation is what concerns the Fed. Such concern resulted in the March decision by the FOMC, the policy-making arm of the Federal

Reserve, to raise the Federal Funds rate one-quarter of a percentage point to 5.50%. (The Federal Funds rate is the rate of interest banks charge each other for overnight loans.) The traditional assumption that strong economic growth and low unemployment will eventually result in rising inflation still drives the Fed's monetary policy initiatives. Although there was little reported evidence of incipient inflation, the Fed executed a preemptive move of moderate monetary restraint in March, perhaps to avoid being forced to act more harshly later. There is little reason to suspect that the Fed will soon change this policy.

THE MARKET AND THE PORTFOLIO

   Fixed-income investors were concerned during the reporting period about the pace of economic growth and the outlook for inflation, given the tightening in the labor market. As a result, long-term interest rates rose modestly. On April 30, 1997, the 30-year U.S. Treasury bond yielded 6.95%, an increase of 31 basis points from six months earlier.

   For most of the reporting period, the Fund held a neutral duration relative to its benchmark index, the Lehman Brothers Aggregate Bond Index. Sector allocations were overweighted in corporate securities (28% for the Fund vs 19% for the Index) to take advantage of the improving credit environment that is being enhanced by strong corporate earnings. This decision retarded performance since yield spreads widened during the last four months compared to Treasury securities. The Fund was underweighted in Treasury securities (23% for the Fund vs 44% for the Index). The Fund overweighted mortgage securities compared to the benchmark index (40% for the Fund vs 30% for the Index), a decision that helped performance.

   Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.

                                                     Very truly yours,



                                                     Laurie Carroll
                                                     Portfolio Manager

May 15, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the maximum offering price per share at the end of the period in the case of Class A shares or net asset value at the end of the period in the case of Class B, Class C and Class R shares.

*** SOURCE: LEHMAN BROTHERS -- The Lehman Brothers Aggregate Bond Index is a widely accepted unmanaged index of corporate, government and government agency debt instruments.

Dreyfus Premier Limited Term Income Fund
-------------------------------------------------------------------------------
Statement of Investments                                                          April 30, 1997 (Unaudited)

                                                                                Principal
Bonds and Notes--95.0%                                                           Amount               Value
----------------------------------------------------------------------------   ----------           ----------
                    Banking--3.9%    BankAmerica Capital II,
                                      Gtd. Capital Securities,
                                      Ser. 2, 8%, 2026......................    $2,000,000          $ 1,975,174
                                                                                                    -----------
        Foods and Beverages--4.1%    McDonald's,
                                       Medium-Term Notes, 8 3/8%, 1999......     2,000,000            2,083,334
                                                                                                    -----------
                Industrial--11.5%    ASARCO,
                                       Deb., 8 1/2%, 2025...................     1,500,000            1,544,697
                                     Goodyear Tire & Rubber,
                                       Notes, 6 5/8%, 2006..................     2,000,000            1,913,590
                                     Lukens,
                                       Medium-Term Notes, Ser. A, 6 1/2%,
                                       2006.................................     2,500,000            2,329,595
                                                                                                    -----------
                                                                                                      5,787,882
                                                                                                    -----------
                Oil and Gas--4.0%    ENSERCH,
                                       Notes, 8%, 1999......................     2,000,000            2,014,010
                                                                                                    -----------
                  Utilities--4.1%    Philadelphia Electric,
                                       First and Refunding Mortgage,
                                       7 3/4%, 2023..........................    2,050,000            2,044,875
                                                                                                    -----------
           U.S. Government--22.3%    U.S. Treasury Notes:
                                       9 1/4%, 8/15/1998.....................    1,000,000            1,038,906
                                       7 1/8%, 9/30/1999.....................    1,000,000            1,017,500
                                       8 7/8%, 5/15/2000.....................    2,000,000            2,134,375
                                       6 1/4%, 10/31/2001....................    2,000,000            1,976,250
                                       7 1/2%, 11/15/2001....................    2,000,000            2,072,813
                                       7 1/4%, 5/15/2004.....................    1,500,000            1,547,344
                                       6 1/4%, 2/15/2007.....................    1,500,000            1,451,719
                                                                                                    -----------
                                                                                                     11,238,907
                                                                                                    -----------
  U.S. Government Agencies--45.1%    Federal Home Loan Mortgage Corp.,
                                       7.04%, 4/11/2001......................    1,000,000              999,250
                                     Federal National Mortgage Association:
                                       7.01%, 3/18/2002......................    2,200,000            2,189,865
                                       8%, 9/1/2011..........................    2,814,080            2,880,014
                                     Government National Mortgage
                                       Association I: 6 1/2%, 3/15/2024......    5,607,331            5,309,413
                                       7%, 8/15/2008-2/15/2026...............    4,673,183            4,582,960
                                       7 1/2%, 5/15/2010-5/15/2023...........    4,046,596            4,059,400
                                       9%, 9/15/2024.........................    2,567,762            2,712,994
                                                                                                    -----------
                                                                                                     22,733,896
                                                                                                    -----------
                                     TOTAL BONDS AND NOTES
                                       (cost $48,682,066).....................                      $47,878,078
                                                                                                    -----------
                                                                                                    -----------


Dreyfus Premier Limited Term Income Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                                              April 30, 1997 (Unaudited)

                                                                                 Principal
Short-Term Investments--4.4%                                                      Amount               Value
----------------------------------------------------------------------------    -----------         ----------

            Repurchase Agreement:   Goldman, Sachs & Co. Tri-Party
                                      Repurchase Agreement, 5 3/8% dated
                                      4/30/1997, due 5/1/1997 in the
                                      amount of $2,243,253 (fully
                                      collateralized by $2,307,000 U.S.
                                      Treasury Inflation Indexed Notes,
                                      33/8%, 1/15/2007, value $2,308,796)
                                      (cost $2,242,918).....................    $2,242,918          $ 2,242,918
                                                                                                    -----------
                                                                                                    -----------
TOTAL INVESTMENTS (cost $50,924,984)........................................         99.4%          $50,120,996
                                                                                    ------          -----------
                                                                                    ------          -----------
CASH AND RECEIVABLES (NET)..................................................           .6%          $   283,715
                                                                                    ------          -----------
                                                                                    ------          -----------
NET ASSETS...................................................................       100.0%          $50,404,711
                                                                                    ------          -----------
                                                                                    ------          -----------

                       See notes to financial statements.



Dreyfus Premier Limited Term Income Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                               April 30, 1997 (Unaudited)


                                                                                                  Cost               Value
                                                                                                ----------         -----------
ASSETS:                       Investments in securities--See Statement of
                                Investments.....................................                $50,924,984        $50,120,996
                              Cash..............................................                                        75,127
                              Interest receivable...............................                                       759,960
                              Receivable for shares of Capital Stock subscribed.                                        10,000
                                                                                                                   -----------
                                                                                                                    50,966,083
                                                                                                                   -----------
LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                         25,043
                              Due to Distributor...............................                                             50
                              Payable for investment securities purchased......                                        534,233
                              Payable for shares of Capital Stock redeemed.....                                          2,046
                                                                                                                   -----------
                                                                                                                       561,372
                                                                                                                   -----------
NET ASSETS.....................................................................                                    $50,404,711
                                                                                                                   -----------
                                                                                                                   -----------
REPRESENTED BY:               Paid-in capital..................................                                    $52,891,360
                              Accumulated undistributed investment income--net.                                         41,493
                              Accumulated net realized gain (loss) on investments                                   (1,724,154)
                              Accumulated net unrealized appreciation
                                (depreciation) on investments--Note 3..........                                       (803,988)
                                                                                                                   -----------
NET ASSETS.....................................................................                                    $50,404,711
                                                                                                                   -----------
                                                                                                                   -----------


                               NET ASSET VALUE PER SHARE
                               -------------------------

                                                       Class A               Class B        Class C        Class R
                                                     -----------           ------------    ---------     -----------
Net Assets..................................         $1,071,136            $179,476        $302,521        $48,851,578
Shares Outstanding..........................            100,954              16,920          28,644          4,603,740
NET ASSET VALUE PER SHARE...................             $10.61              $10.61          $10.56             $10.61
                                                         ------              ------          ------             ------
                                                         ------              ------          ------             ------

                       See notes to financial statements.

Dreyfus Premier Limited Term Income Fund
--------------------------------------------------------------------------------
Statement of Operations                                                            Six Months Ended April 30, 1997 (Unaudited)


INVESTMENT INCOME

INCOME                        Interest Income..................................                                 $1,676,977

EXPENSES:                     Management fee--Note 2(a).........................                $  147,768
                              Directors' fees and expenses--Note 2(c)...........                     2,476
                              Distribution and service fees--Note 2(b)..........                     2,123
                                                                                                ----------
                                Total Expenses.................................                                    152,367
                                                                                                                ----------
INVESTMENT INCOME--NET..........................................................                                 1,524,610

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                              Net realized gain (loss) on investments...........                $  241,706
                              Net unrealized appreciation (depreciation) on
                                investments.....................................                (1,045,536)
                                                                                                ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS..........................                                  (803,830)
                                                                                                               -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................                               $   720,780
                                                                                                               -----------
                                                                                                               -----------

                       See notes to financial statements.

Dreyfus Premier Limited Term Income Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                                          Six Months Ended
                                                                                           April 30, 1997     Year Ended
                                                                                             (Unaudited)   October 31, 1996
                                                                                          ---------------- ----------------
OPERATIONS:
  Investment income--net.......................................................            $  1,524,610     $  3,346,323
  Net realized gain (loss) on investments.....................................                  241,706          213,628
  Net unrealized appreciation (depreciation) on investments...................               (1,045,536)        (695,719)
                                                                                           ------------     ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations.........                  720,780        2,864,232
                                                                                           ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net:
    Class A shares............................................................                  (30,691)         (55,899)
    Class B shares............................................................                   (4,193)          (6,186)
    Class C shares............................................................                   (1,351)             (47)
    Class R shares............................................................               (1,486,554)      (3,244,519)
                                                                                           ------------     ------------
      Total Dividends.........................................................               (1,522,789)      (3,306,651)
                                                                                           ------------     ------------
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold:
    Class A shares............................................................                  166,948           73,664
    Class B shares............................................................                   38,585           73,604
    Class C shares............................................................                  300,000           16,607
    Class R shares............................................................                4,418,993       10,953,081
  Dividends reinvested:
    Class A shares............................................................                   13,977           23,900
    Class B shares............................................................                    3,326            4,451
    Class C shares............................................................                    1,326               24
    Class R shares............................................................                1,139,674        2,447,188
  Cost of shares redeemed:
    Class A shares............................................................                  (93,242)        (239,578)
    Class B shares............................................................                   (3,194)         (11,612)
    Class C shares............................................................                     --            (16,722)
    Class R shares............................................................               (5,587,595)     (28,225,985)
                                                                                           ------------     ------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions.......                  398,798      (14,901,378)
                                                                                           ------------     ------------
        Total Increase (Decrease) in Net Assets...............................                 (403,211)     (15,343,797)

NET ASSETS:

  Beginning of Period.........................................................               50,807,922       66,151,719
                                                                                           ------------     ------------
  End of Period...............................................................             $ 50,404,711     $ 50,807,922
                                                                                           ------------     ------------
                                                                                           ------------     ------------
Undistributed investment income--net...........................................            $     41,493     $     39,672
                                                                                           ------------     ------------

                       See notes to financial statements.

Dreyfus Premier Limited Term Income Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets (continued)


                                                                                                    Shares
                                                                                        ---------------------------------
                                                                                        Six Months Ended
                                                                                         April 30, 1997     Year Ended
                                                                                           (Unaudited)   October 31, 1996
                                                                                        ---------------- ----------------
CAPITAL SHARE TRANSACTIONS:
  Class A
  -------
  Shares sold.................................................................                   15,451           6,946
  Shares issued for dividends reinvested......................................                    1,308           2,231
  Shares redeemed.............................................................                   (8,685)        (22,392)
                                                                                             ----------      ----------
                              Net Increase (Decrease) in Shares Outstanding...                    8,074         (13,215)
                                                                                             ----------      ----------
                                                                                             ----------      ----------
  Class B
  -------
  Shares sold.................................................................                    3,598           6,818
  Shares issued for dividends reinvested......................................                      312             417
  Shares redeemed.............................................................                     (294)         (1,081)
                                                                                             ----------      ----------
                              Net Increase (Decrease) in Shares Outstanding...                    3,616           6,154
                                                                                             ----------      ----------
                                                                                             ----------      ----------
  Class C*
  -------
  Shares sold.................................................................                   28,517           1,585
  Shares issued for dividends reinvested......................................                      126               2
  Shares redeemed.............................................................                       --          (1,587)
                                                                                             ----------      ----------
                              Net Increase (Decrease) in Shares Outstanding...                   28,643              --
                                                                                             ----------      ----------
                                                                                             ----------      ----------
  Class R
  -------
  Shares sold.................................................................                  411,043       1,019,945
  Shares issued for dividends reinvested......................................                  106,588         228,591
  Shares redeemed.............................................................                 (521,025)     (2,631,091)
                                                                                             ----------      ----------
                              Net Increase (Decrease) in Shares Outstanding...                   (3,394)     (1,382,555)
                                                                                             ----------      ----------
                                                                                             ----------      ----------

--------------------
* The Fund commenced selling C shares on April 30, 1995.



                       See notes to financial statements.

Dreyfus Premier Limited Term Income Fund
--------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                     Class A Shares
                                                               -----------------------------------------------------
                                                               Six Months Ended       Year Ended October 31,
                                                                April 30, 1997    ----------------------------------
PER SHARE DATA:                                                   (Unaudited)        1996        1995    1994(1)(2)
                                                                  -----------     ----------   -------   -----------
   Net asset value, beginning of period.................               $10.78        $10.84      $10.22      $10.49
                                                                       ------        ------      ------      ------
   Investment Operations:

   Investment income--net...............................                  .31           .58         .56         .28
   Net realized and unrealized gain (loss)
      on investments....................................                 (.17)         (.07)        .62        (.27)
                                                                       ------        ------      ------      ------
   Total from Investment Operations.....................                  .14           .51        1.18         .01
                                                                       -------       -------     -------     -------
   Distributions:

   Dividends from investment income--net.................                (.31)         (.57)       (.56)       (.28)
                                                                       ------        ------      ------      ------
   Net asset value, end of period.......................               $10.61        $10.78      $10.84      $10.22
                                                                       ------        ------      ------      ------
                                                                       ------        ------      ------      ------
TOTAL INVESTMENT RETURN(3)..............................                 2.64%(4)      4.85%      11.83%        .11%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets..............                  .85%(4)       .85%        .85%        .83%(4)
   Ratio of net investment income
      to average net assets.............................                 5.84%(4)      5.38%       5.33%       4.47%(4)
   Portfolio Turnover Rate..............................                53.52%(5)    153.63%      73.00%     117.00%
   Net Assets, end of period (000's Omitted)............               $1,071        $1,001      $1,150        $932


--------------------
(1) The Fund commenced selling Investor shares on April 7, 1994. Effective October 17, 1994, the Fund's Investor shares were redesignated as Class A shares.
(2) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(3)  Exclusive of sales load.
(4)  Annualized.
(5)  Not annualized.


                       See notes to financial statements.

Dreyfus Premier Limited Term Income Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                      Class B Shares                          Class C Shares
                                           ----------------------------------------    -----------------------------------------
                                           Six Months Ended                            Six Months Ended
                                            April 30, 1997   Year Ended October 31,       April 30, 1997  Year Ended October 31,
                                                             ----------------------                       ----------------------
PER SHARE DATA:                              (Unaudited)      1996          1995(1)        (Unaudited)      1996         1995(1)
                                             ----------      -------        -------        -----------    -------       --------
   Net asset value, beginning of period      $10.78          $10.84          $10.15        $10.73         $10.84        $10.15
                                             ------          ------          ------        ------         ------        ------
   Investment Operations:

   Investment income--net............           .28             .52             .47           .28           3.05           .48
   Net realized and unrealized gain (loss)
      on investments................           (.17)           (.07)            .69          (.17)         (2.65)          .69
                                             ------          ------          ------        ------         ------        ------
   Total from Investment Operations.            .11             .45            1.16           .11            .40          1.17
                                             ------          ------          ------        ------         ------        ------
   Distributions:

   Dividends from investment income--net       (.28)           (.51)           (.47)         (.28)          (.51)         (.48)
                                             ------          ------          ------        ------         ------        ------
   Net asset value, end of period...         $10.61          $10.78          $10.84        $10.56         $10.73        $10.84
                                             ------          ------          ------        ------         ------        ------
                                             ------          ------          ------        ------         ------        ------

TOTAL INVESTMENT RETURN.............           2.16%(2)        4.33%          11.32%         2.10%(2)       3.83%        11.32%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets     1.35%(2)        1.35%           1.35%(2)      1.35%(2)       1.41%          --
   Ratio of net investment income
     to average net assets..........           5.30%(2)        4.86%           4.85%(2)      4.72%(2)       5.50%          --
   Portfolio Turnover Rate..........          53.52%(3)      153.63%          73.00%        53.52%(3)     153.63%        73.00%
   Net Assets, end of period
     (000's Omitted)................           $179            $143             $78          $303            --            --


----------------------
(1) The Fund commenced selling Class B and Class C shares on December 19, 1994.
(2) Annualized.
(3) Not annualized.


                       See notes to financial statements.

Dreyfus Premier Limited Term Income Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                             Class R Shares
                                             ---------------------------------------------------------------------------
                                             Six Months Ended                   Year Ended October 31,
                                              April 30, 1997    --------------------------------------------------------
PER SHARE DATA:                                 (Unaudited)      1996        1995       1994(1)      1993        1992
                                             ----------------   ------     -------     -------      -------     -------
   Net asset value, beginning of period        $10.78            $10.84      $10.22     $11.07      $10.71      $10.41
                                               ------            ------      ------     ------      ------      ------
   Investment Operations:

   Investment income--net............             .32               .60         .58        .49(2)      .51         .62
   Net realized and unrealized gain (loss)
     on investments.................             (.17)             (.06)        .62       (.75)        .46         .30
                                               ------            ------      ------     ------      ------      ------
   Total from Investment Operations.              .15               .54        1.20       (.26)        .97         .92
                                               ------            ------      ------     ------      ------      ------
   Distributions:

   Dividends from investment income--net         (.32)             (.60)       (.58)      (.53)       (.52)       (.62)
   Dividends from net realized gain
     on investments.................               --                --          --       (.06)       (.09)         --
                                               ------            ------      ------     ------      ------      ------
   Total Distributions..............             (.32)             (.60)       (.58)      (.59)       (.61)       (.62)
                                               ------            ------      ------     ------      ------      ------
   Net asset value, end of period...           $10.61            $10.78      $10.84     $10.22      $11.07      $10.71
                                               ------            ------      ------     ------      ------      ------
                                               ------            ------      ------     ------      ------      ------
TOTAL INVESTMENT RETURN.............             2.90%(3)          5.12%      12.11%     (2.46%)      9.33%       9.11%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average
     net assets.....................              .60%(3)           .60%        .60%       .60%(4)     .60%        .51%
   Ratio of net investment income
     to average net assets..........             6.09%(3)          5.62%       5.58%      4.70%       4.81%(5)    5.91%(5)
   Portfolio Turnover Rate..........            53.52%(6)        153.63%      73.00%    117.00%     112.00%      67.00%
   Net Assets, end of period
     (000's Omitted)................          $48,852           $49,664     $69,924    $82,406     $59,534     $20,619

--------------------
(1) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(2) Net investment income before reimbursement of expenses by the investment adviser was $.49 per share for the year ended October 31, 1994.
(3)  Annualized.
(4) Expense ratio before reimbursement of expenses by the investment adviser was .60% for the year ended October 31, 1994.
(5) For the year ended October 31, 1992 the investment adviser waived all or a portion of its advisory fee amounting to $.0064 per share. For the years ended October 31, 1993 and 1992, the investment adviser reimbursed expenses of the Fund amounting to $.0509 and $.1147 per share, respectively.
(6)  Not annualized.


                       See notes to financial statements.

Dreyfus Premier Limited Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

     Dreyfus Premier Limited Term Income Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to obtain as high a level of current income as is consistent with safety of principal and maintenance of liquidity by investing in fixed income obligations with average maturities not in excess of ten years. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

     On January 31, 1997, the Fund's Directors approved a change to the Fund's name, effective March 1, 1997, from "Premier Limited Term Income Fund" to "Dreyfus Premier Limited Term Income Fund."

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 250 million of $.001 par value Capital Stock. The Fund currently offers four classes of shares: Class A (50 million shares authorized), Class B (50 million shares authorized), Class C (50 million shares authorized) and Class R (100 million shares authorized). Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge and bear a distribution fee, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC") and a distribution and service fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class.

     Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

     (a) Portfolio valuation: Investments in securities (excluding short-term investments and U.S. Government obligations) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments in U.S. Government obligations are valued at the mean between quoted bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.

Dreyfus Premier Limited Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and discounts on investments, is recognized on the accrual basis.

     (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     (d) Distributions to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it the policy of the Fund not to distribute such gain.

     (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

     The Fund has an unused capital loss carryover of approximately $1,925,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, $1,651,000 of the carryover expires in fiscal 2002 and $274,000 of the carryover expires in fiscal 2003.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

     (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .60% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).

Dreyfus Premier Limited Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

     (b) Distribution and service plan: The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Class A, B and C shares. Under the Plan, the Fund may pay annually up to .25% of the value of its average daily net assets attributable to its Class A shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, the Fund may pay the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of .50% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which the Fund pays Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no service or distribution fee. During the period ended April 30, 1997, the distribution fee for Class A, Class B and Class C shares were $1,314, $396 and $143, respectively. During the period ended April 30, 1997, the service fee for Class B and Class C shares were $198 and $72, respectively.

     Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

     (c) Directors' fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 3--Securities Transactions:

     The aggregate amount of purchase and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended April 30, 1997, amounted to $26,246,221 and $25,802,439, respectively.

     At April 30, 1997, accumulated net unrealized depreciation on investments was $803,988, consisting of $53,102 gross unrealized appreciation and $857,090 gross unrealized depreciation.

     At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:

     The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the Facility.

Dreyfus Premier Limited Term
Income Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N. A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.

P.O. Box 9671
Providence, RI 02940

Printed in U.S.A.                  345/645SA974

                               Semi-Annual Report
--------------------------------------------------------------------------------
                                 Dreyfus Premier
--------------------------------------------------------------------------------
                                  Small Company
--------------------------------------------------------------------------------
                                   Stock Fund
--------------------------------------------------------------------------------
                                 April 30, 1997
                                     [LOGO]

Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to report the performance of Dreyfus Premier Small Company Stock Fund for its six-month reporting period ended April 30, 1997, as shown in the following table:


                                  Total Return*
                                  -------------
            Class A                  3.95%
            Class B                  3.58%
            Class C                  3.65%
            Class R                  4.08%
            Russell 2500 Index**     4.01%

Economic Review

   The Federal Reserve Board's (the "Fed") decision in March to tighten credit already has been vindicated by the reported 5.6% rise in first quarter real Gross Domestic Product and by the drop to 4.9% in April's unemployment rate. The economic debate is now splintered into 1) those who believe that softer incoming economic data for the second quarter can keep Fed policy on hold, and
2) those who believe the economy is fundamentally too strong, warranting higher rates irrespective of short-term economic fluctuations. Views on the risk of inflation clearly distinguish these camps. To date, a strong dollar has helped mute price inflation. Market interest rates are likewise treading water until the policy outlook becomes clearer. We believe that some tightening is likely in coming months and this should temper overall growth to sustain a long business cycle.

   For the first quarter, real GDP grew an annualized 5.6%, and for the 12 months ended March 30, by 4.0%, both growth rates unseen since 1987/88. Virtually every major economic sector contributed positively to growth. In the early evidence for the second quarter, rising new orders portend continued strength in exports and capital spending. By contrast, retail spending weakened in April and the housing sector slowed. However, real disposable income grew 3.8% in the last year, a pace which, if sustained, should support the upward cycle in consumer spending, while mortgage rates have not yet risen substantially.

   Alongside the recent evidence of slowing consumer demand is the report of the drop in unemployment in April. With this, the labor market is becoming extremely tight. This is raising fears of future inflation even though actual inflation remains modest and despite signs of a slower second quarter economy. Hence, bond yields remain near their recent highs, largely ignoring the bullish news of a Washington agreement to balance the Federal budget. Short-term rates likewise contain built-in expectations for another Fed rate hike.

   If inflation should stay subdued, then the larger risk from the combination of slower economic growth and a tightening labor market is to corporate profits. Through the first quarter, however, profits continued to surprise on the upside, and we expect overall profits to post modest gains in 1997.

   The economy has now embarked on the seventh year for this business cycle. Economic growth is proving stronger than seen since the late 1980s while inflation is still subdued. More Fed tightening would indicate a willingness to err on the side of caution and would thus help sustain the expansion.

Market Overview

   The six-month fiscal period ended April 30, 1997 was one of the most volatile in recent stock market history. While the underlying U.S. economy continued to grow with little inflation, investor concerns over the outlook for interest rates and for corporate profits caused major shifts in market sentiment, and hence in prices.

   Early in the half-year period, the dominant market trend was strong, despite nervousness about the solidity of economic growth and the possible reactions of the Fed. The trend picked up steam during the winter, with the Dow Jones Industrial Average (the "DJIA") breaking the 7000 mark in mid-February, and then hitting a new high of 7085.16 in mid-March. However, when the Fed on March 25, in a widely anticipated move, increased its overnight lending rate by one quarter of a percentage point to cool off the economy and "irrational exuberance" in the equity markets, the markets promptly obliged. Between mid-March and mid-April the DJIA dropped 9.8%.

   By then, however, a stream of strong quarterly profit reports were issued from major corporations, and the latest Government numbers on inflation appeared reassuring. Moreover, underlying economic expansion continued, but at a pace that appeared sustainable. The market's reaction was to resume the upward trend of earlier in the year, breaking the 7000 level once again on April 30.

   Clearly one of the engines currently driving the market is the profit outlook. According to two companies that monitor profit reports, I.B.E.S. and First Call, overall first-quarter corporate profits ran about 3.7% above forecasts. This is reflected in the results from most of the companies in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). At the same time, increases in wages and compensation during that same period were modest.

   Big, heavily capitalized and well-established companies were the chief beneficiaries. For the six months under review, large-cap stocks, as measured by the S&P 500, outperformed small-cap stocks, as measured by the Russell 2500. The mid- and small-cap stocks enjoyed a revival along with the general market in late April and the first few days of May.

   The latest trend could, of course, be affected by a Fed decision to raise interest rates once again. However, there is no denying the resilience displayed by the equity markets, especially the larger issues, in the closing days of the Fund's latest fiscal period.

Portfolio Focus

   The past six months have been volatile and trying for smaller-cap stocks, especially relative to large-cap stocks. In the first three months of the recent semi-annual period small-cap stocks, as measured by the Russell 2500, rose 9.20% but then fell by 4.76% in the three months ended April 30. The correction was attributed to concerns that the economy was accelerating excessively and that the Fed would embark on a tighter monetary course in order to slow economic activity and keep inflation in check.

   In the meantime, large-cap issues continued to perform well. For the six-month period ended April 30, the S&P 500 climbed 14.71%, and exceeded the 4.01% gain achieved by the Russell 2500 benchmark by more than 10%. The performance gap over the past year has been even greater, as the S&P 500 advanced 25.12% for the twelve months ended April 30 compared to only a 5.19% rise for the Russell 2500 Index.

   The performance differential between large-cap and small-cap stocks is unprecedented. As a result, small-cap stocks are currently near the low end of their relative valuation range compared to large-cap issues. We would not venture to say when small caps will start to do better relatively, although a proposed cut in the capital gains tax, if enacted, could be the catalyst for better performance. We do know, however, that low relative valuations have historically preceded small-stock rallies. Of course, past performance is no guarantee of future results.

   The performance of the Fund's share classes ranged from below to slightly above the performance of the Russell 2500 benchmark in the latest semi-annual period. The difference in the performance among the Fund's share classes is attributable to differences in fees and expenses.

   Several investments that enhanced performance in 1996, hurt performance so far in 1997. In the telephone, apparel, and miscellanous finance industries stocks like LCI Intl., Fila Holdings A.D.S. and Advanta Corp. underperformed.

   We are pleased to report that your Fund had some notable portfolio successes in the pollution control, health care and electronics industries with such winners as Philip Environmental, Universal Health Services, Vencor, Dallas Semiconductor and Atmel. In addition, PHH Corp., Eckerd Corp. and Amphenol were all acquired by other companies at significant stock price premiums.

   Although we are unable to predict when smaller cap issues will regain renewed investor focus, we remain confident that our disciplined investment process of seeking stocks with above average value and accelerating earnings growth can continue to serve our shareholders well.

                                                     Sincerely,


                                                     Anthony J. Galise

                                                     James C. Wadsworth
                                                     Portfolio Managers

May 21, 1997
Pittsburgh, PA

* Total return includes reinvestment of dividends and any capital gains paid without taking into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares and Class C shares.

** Source: FRANK RUSSELL COMPANY -- Reflects the reinvestment of income dividends and where applicable capital gain distributions. The Russell 2500 Index is a widely accepted measure of small-cap stock performance.

Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Statement of Investments                                                              April 30, 1997 (Unaudited)



Common Stocks--96.0%                                                                  Shares            Value
-----------------------------------------------------------------------------        --------          -------

            Basic Industries--7.2%  ACX Technologies.........................        44,650(a)      $    853,931
                                    American Building........................        16,910(a)           439,660
                                    AptarGroup...............................        17,410              696,400
                                    Cabot....................................        47,980            1,055,560
                                    Caraustar Industries.....................        25,570              645,643
                                    Clayton Homes............................        86,866            1,216,124
                                    Cytec Industries.........................        45,490(a)         1,711,561
                                    Jacobs Engineering Group.................        19,880(a)           506,940
                                    Medusa...................................        22,140              838,553
                                    Paragon Trade Brands.....................        22,310(a)           356,960
                                    Quanex...................................        35,490              896,122
                                    Sealed Air...............................        14,850(a)           686,812
                                    Triangle Pacific.........................        22,140(a)           600,548
                                    Ultramar Diamond Shamrock................        37,100            1,191,838
                                                                                                    ------------
                                                                                                      11,696,652
                                                                                                    ------------

                Capital Goods--.3%  Atmel....................................        21,090(a)           524,614
                                                                                                    ------------

           Capital Spending--24.1%  AGCO.....................................        52,760            1,365,165
                                    AMETEK...................................        33,630              752,471
                                    Adaptec..................................        37,690(a)         1,394,530
                                    Altron...................................        38,260(a)           636,073
                                    Analysts ................................        32,020              912,570
                                    CIDCO....................................        47,100(a)           600,525
                                    Cognex...................................        26,740(a)           658,473
                                    DT Industries............................        15,600              405,600
                                    Dallas Semiconductor.....................        27,040              986,960
                                    ECI Telecom..............................        33,980              743,313
                                    ENCAD....................................        23,100(a)           848,925
                                    Electroglas..............................        43,070(a)           683,736
                                    Electronics For Imaging..................        44,200(a)         1,734,850
                                    Elsag Bailey Process Auto, N.V...........        42,290(a)           592,060
                                    Hadco....................................        26,940(a)         1,151,685
                                    Hummingbird Communications...............        23,410(a)           632,070
                                    Ionics...................................        11,120(a)           511,520
                                    Kennametal...............................        26,270              945,720
                                    Komag....................................        32,100(a)           906,825
                                    Mutual Risk Management...................        49,880            1,833,090
                                    PHH......................................        35,790            1,735,815
                                    Philip Environmental.....................       133,050(a)         2,095,538
                                    Pittston Brinks Group....................        53,910            1,711,643
                                    Plantronics..............................        17,610(a)           739,620
                                    Regis....................................        32,710              670,555
                                    Reynolds & Reynolds, Cl. A...............        39,320              815,890
                                    Rohr.....................................        32,830(a)           512,968
                                    Silicon Valley Group.....................        63,430(a)         1,304,279
                                    Sirrom Capital...........................        25,860              804,892
                                    Sotheby's Holdings, Cl. A................        53,110              843,121
                                    Sterling Commerce........................        37,760(a)           977,040
                                    Sterling Software........................        38,010(a)         1,159,305



Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                  April 30, 1997 (Unaudited)


Common Stocks (continued)                                                             Shares            Value
-----------------------------------------------------------------------------        --------          -------

     Capital Spending (continued)   SunGard Data Systems.....................        34,130(a)      $  1,514,518
                                    Tech Data................................        42,290(a)         1,036,105
                                    Tellabs..................................        35,140(a)         1,401,208
                                    Thermedics...............................        38,860(a)           650,905
                                    Thiokol..................................        13,590              886,748
                                    Wyle Electronics.........................        28,440              963,405
                                    Zebra Technologies, Cl. A................        36,790(a)           846,170
                                                                                                    ------------
                                                                                                      38,965,886
                                                                                                    ------------

          Consumer Cyclical--14.4%  Apple South..............................        28,400              369,200
                                    Borg-Warner Automotive...................        18,140              761,880
                                    Breed Technologies.......................        42,790              775,569
                                    Cannondale...............................        38,900(a)           758,550
                                    CompUSA..................................        73,000(a)         1,405,250
                                    Devon Group..............................        22,360(a)           631,670
                                    Evergreen Media, Cl. A...................        36,800(a)         1,191,400
                                    Fila Holdings, A.D.S.....................        15,450              668,213
                                    Fingerhut Cos............................        52,040              774,095
                                    General Nutrition........................        74,750(a)         1,607,125
                                    Harman ..................................        19,525              746,831
                                    Interface, Cl. A.........................        41,390              926,101
                                    Interstate Hotels........................        28,210(a)           708,776
                                    Luby's Cafeterias........................        24,010              438,183
                                    Regal Cinemas............................        48,405(a)         1,319,036
                                    Richfood Holdings........................        24,815              505,606
                                    Ryan's Family Steak House................       106,220(a)           942,703
                                    Safeskin.................................        24,700(a)           552,662
                                    Speedway Motorsports.....................        33,500(a)           699,312
                                    Sports Authority.........................        39,120(a)           694,380
                                    Sturm Ruger..............................         4,000               61,500
                                    Tommy Hilfiger...........................        21,240(a)           844,290
                                    Toro.....................................        16,410              574,350
                                    U.S. Office Products.....................        39,690(a)         1,012,095
                                    Waban....................................        34,430(a)           921,002
                                    Wallace Computer Services................        39,320            1,051,810
                                    Warnaco Group, Cl. A.....................        37,050            1,055,925
                                    Winnebago Industries.....................        52,610              328,813
                                    Zale.....................................        56,890(a)         1,052,465
                                                                                                    ------------
                                                                                                      23,378,792
                                                                                                    ------------

            Consumer Services--.5%  FelCor Suite Hotels......................        24,400              875,350
                                                                                                    ------------

            Consumer Staples--2.9%  Central Garden & Pet.....................        43,200(a)           861,300
                                    Consolidated Cigar Holdings, Cl. A.......        24,400(a)           561,200
                                    Morningstar Group........................        70,520(a)         1,710,110
                                    Robert Mondavi, Cl. A....................        29,100(a)         1,091,250
                                    Ultratech Stepper........................        29,600(a)           530,950
                                                                                                    ------------
                                                                                                       4,754,810
                                                                                                    ------------


Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                 April 30, 1997 (Unaudited)


Common Stocks (continued)                                                             Shares            Value
-----------------------------------------------------------------------------        --------          -------

                      Energy--6.5%  Benton Oil & Gas.........................        53,710(a)      $    785,509
                                    Cairn Energy USA.........................        50,940(a)           566,707
                                    Chesapeake Energy........................        45,100(a)           682,137
                                    Holly....................................        21,040              515,480
                                    KN Energy................................        21,140              787,465
                                    Nabors Industries........................        60,110(a)         1,127,063
                                    Noble Drilling...........................        79,030(a)         1,373,146
                                    Pacific Enterprises......................        55,170            1,689,581
                                    Smith ...................................        24,560(a)         1,163,530
                                    Valero Energy............................        29,900            1,050,238
                                    WICOR....................................        21,540              756,592
                                                                                                    ------------
                                                                                                      10,497,448
                                                                                                    ------------

                 Health Care--8.4%  AmeriSource Health, Cl. A................        41,290(a)         1,842,566
                                    Lincare Holdings.........................        41,290(a)         1,620,633
                                    Orthodontic Centers of America...........        80,300(a)           963,600
                                    Physician Sales & Service................        80,300(a)         1,164,350
                                    Prime Medical Services...................        25,990(a)           240,407
                                    RoTech Medical...........................        43,750(a)           689,062
                                    Teva Pharmaceutical Industries, A.D.R....        26,550            1,347,413
                                    Universal Health Services, Cl. B.........        50,140(a)         1,899,053
                                    Vencor...................................        43,473(a)         1,809,563
                                    Vital Signs..............................        27,740              527,060
                                    Watson Pharmaceuticals...................        39,930(a)         1,427,498
                                                                                                    ------------
                                                                                                      13,531,205
                                                                                                    ------------

         Interest Sensitive--20.7%  ADVANTA, Cl. B...........................        14,750              328,187
                                    AMBAC....................................        15,550            1,006,863
                                    AMRESCO..................................        51,540(a)           750,551
                                    Amerin...................................        37,100(a)           723,450
                                    Bank United, Cl. A.......................        25,310              771,955
                                    Beacon Properties........................        30,625              945,547
                                    CMAC Investment..........................        61,820            2,349,160
                                    Cali Realty..............................        32,570              960,815
                                    City National............................        52,610            1,203,453
                                    Conseco..................................        22,120              915,215
                                    Crestar Financial........................        52,540            1,943,980
                                    Cullen Frost Bankers.....................        34,890            1,221,150
                                    EVEREN Capital...........................        24,860              587,318
                                    Edwards (A.G.)...........................        28,290              990,150
                                    Equity Residential Properties Trust......        24,340            1,064,875
                                    First Tennessee National.................        32,460            1,407,953
                                    Franchise Finance Corp. of America.......        32,830              792,024
                                    Health Care Property Investors...........        27,350              905,969
                                    Kimco Realty.............................        28,430              884,884
                                    Mid Ocean................................        23,910            1,096,871
                                    Money Store..............................        39,770              860,026
                                    ONBANCorp................................        26,070            1,274,171
                                    Old Kent Financial.......................        22,376            1,135,582



Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                  April 30, 1997 (Unaudited)


Common Stocks (continued)                                                             Shares            Value
-----------------------------------------------------------------------------        --------          -------

   Interest Sensitive (continued)   Pacific Century Financial................        34,790         $  1,487,273
                                    Pacific Gulf Properties..................        47,200              997,100
                                    People's Bank............................        31,240              937,200
                                    Public Storage...........................        39,720            1,067,475
                                    RCSB Financial...........................        32,510              967,172
                                    Reliance Group Holdings..................        85,670              953,078
                                    USLIFE...................................        28,750            1,394,375
                                    United Cos. Financial....................        27,840              546,360
                                    Washington Federal.......................        42,829            1,027,896
                                                                                                    ------------
                                                                                                      33,498,078
                                                                                                    ------------

           Mining and Metals--2.9%  Brush Wellman............................        29,800              566,200
                                    Cable Design Technologies................        23,610(a)           445,639
                                    IMCO Recycling...........................        18,980              284,700
                                    Pittston Minerals Group..................        31,260              406,380
                                    Potash Saskatchewan......................        19,307            1,484,226
                                    Titanium Metals..........................        25,700(a)           664,987
                                    TubosDeAceroMex, A.D.R...................        52,500(a)           859,687
                                                                                                    ------------
                                                                                                       4,711,819
                                                                                                    ------------

           Telecommunications--.3%  Glenayre Technologies....................        44,600(a)           440,425
                                                                                                    ------------

              Transportation--1.9%  Air Express .............................        16,910              579,168
                                    America West Holdings, Cl. B.............        56,440(a)           867,765
                                    Illinois Central ........................        29,350              975,887
                                    Pittston Burlington Group................        25,870              588,543
                                                                                                    ------------
                                                                                                       3,011,363
                                                                                                    ------------

                   Utilities--5.9%  CalEnergy................................        50,340(a)         1,969,553
                                    Calpine..................................        22,500(a)           365,625
                                    DQE......................................        38,970            1,076,546
                                    Illinova.................................        48,930            1,100,925
                                    LCI International........................        36,190(a)           601,659
                                    MidAmerican Energy Holdings..............        60,154            1,007,579
                                    NIPSCO Industries........................        27,600            1,090,200
                                    Pinnacle West Capital....................        42,290            1,205,265
                                    Transaction Network Services.............        72,600(a)           816,750
                                    Vanguard Cellular Systems................        36,950(a)           364,881
                                                                                                    ------------
                                                                                                       9,598,983
                                                                                                    ------------
                                    TOTAL COMMON STOCKS
                                      (cost $146,324,964)....................                       $155,485,425
                                                                                                    ============




Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                                                               April 30, 1997 (Unaudited)


                                                                                                 Principal
Short-Term Investments--3.8%                                                                       Amount              Value
--------------------------------------------------------------------------------------           ---------             -----


           Repurchase Agreements:   Goldman, Sachs & Company, Tri-Party Repurchase
                                      Agreement, 5.375% dated 4/30/1997 to be
                                      repurchased at $6,096,990 on 5/1/1997,
                                      collateralized by $6,271,000 U.S. Treasury Index
                                      Inflation Notes, 3.375% due 1/15/2007
                                      (cost $6,096,080)...............................          $6,096,080        $   6,096,080
                                                                                                                  =============

TOTAL INVESTMENTS (cost $152,420,964).................................................                99.8%       $ 161,581,505
                                                                                                   =======        =============
CASH AND RECEIVABLES (NET)............................................................                  .2%       $     284,389
                                                                                                   =======        =============
NET ASSETS............................................................................               100.0%       $ 161,865,894
                                                                                                   =======        =============


Notes to Statement of Investments:
--------------------------------------------------------------------------------

(a) Non-income producing.


                       See notes to financial statements.


Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                               April 30, 1997 (Unaudited)

                                                                                                   Cost            Value
                                                                                                ----------      ------------
ASSETS:                       Investments in securities--See Statement of Investments...        $152,420,964    $161,581,505
                              Cash......................................................                             191,402
                              Dividends and interest receivable.........................                             117,411
                              Receivable for shares of Capital Stock subscribed.........                             107,276
                              Receivable for investment securities sold.................                              82,459
                                                                                                               -------------
                                                                                                                 162,080,053
                                                                                                               -------------


LIABILITIES:                  Due to The Dreyfus Corporation and affiliates.............                             187,758
                              Due to Distributor........................................                               2,291
                              Payable for shares of Capital Stock redeemed..............                              24,043
                              Directors' fees payable...................................                                  67
                                                                                                               -------------
                                                                                                                     214,159
                                                                                                               -------------


NET ASSETS..............................................................................                        $161,865,894
                                                                                                               =============


REPRESENTED BY:               Paid-in capital...........................................                        $147,916,123
                              Accumulated investment (loss).............................                             (38,088)
                              Accumulated net realized gain (loss) on investments.......                           4,827,318
                              Accumulated net unrealized appreciation (depreciation)
                                on investments--Note 3..................................                           9,160,541
                                                                                                               -------------


NET ASSETS..............................................................................                        $161,865,894
                                                                                                               =============


                                              NET ASSET VALUE PER SHARE
                                              -------------------------

                                                       Class A         Class B          Class C          Class R
                                                     ----------      -----------       ---------      -------------

Net Assets..................................         $5,545,341       $8,274,958        $904,176       $147,141,419
Shares Outstanding..........................            369,143          559,917          61,154          9,772,333
NET ASSET VALUE PER SHARE...................             $15.02           $14.78          $14.79             $15.06
                                                         ======           ======          ======             ======



                       See notes to financial statements.

Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Statement of Operations                                                            Six Months Ended April 30, 1997 (Unaudited)



INVESTMENT INCOME

INCOME:                       Cash dividends (net of $3,124 foreign taxes
                                withheld at source)............................                $  844,075
                              Interest ........................................                   101,115
                                                                                              -----------
                                Total Income...................................                                 $   945,190


EXPENSES:                     Management fee--Note 2(a).........................                  915,511
                              Distribution and service fees--Note 2(b)..........                   42,484
                              Directors' fees and expenses--Note 2(c)...........                      400
                                                                                              -----------
                                Total Expenses..................................                                    958,395
                                                                                                                -----------

INVESTMENT (LOSS)...............................................................                                    (13,205)



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                              Net realized gain (loss) on investments...........               $4,828,410
                              Net unrealized appreciation (depreciation)
                                on investments..................................               (1,020,404)
                                                                                              -----------



NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS..........................                                 3,808,006
                                                                                                               -----------



NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................                                 $3,794,801
                                                                                                                ===========




                       See notes to financial statements.


Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets



                                                                                           Six Months Ended
                                                                                            April 30, 1997       Year Ended
                                                                                              (Unaudited)     October 31, 1996
                                                                                           ----------------   ----------------

OPERATIONS:

  Investment income (loss)--net................................................             $     (13,205)     $     32,164
  Net realized gain (loss) on investments......................................                 4,828,410         6,007,705
  Net unrealized appreciation (depreciation) on investments....................                (1,020,404)        6,376,076
                                                                                             ------------      ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations..........                 3,794,801        12,415,945
                                                                                             ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net:
    Class R shares............................................................                      --              (74,620)
  Net realized gain on investments:
    Class A shares............................................................                   (199,136)          (46,945)
    Class B shares............................................................                   (233,749)          (70,569)
    Class C shares............................................................                    (29,222)           (5,415)
    Class R shares............................................................                 (5,553,471)       (1,525,133)
                                                                                             ------------      ------------
      Total Dividends.........................................................                 (6,015,578)       (1,722,682)
                                                                                            -------------      ------------

CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold:
    Class A shares............................................................                  3,303,545        2,878,911
    Class B shares............................................................                  4,293,139        6,644,770
    Class C shares............................................................                    606,788          566,377
    Class R shares............................................................                 42,686,344       66,544,296
  Dividends reinvested:
    Class A shares............................................................                    176,180          38,169
    Class B shares............................................................                    213,766          35,174
    Class C shares............................................................                     12,117           2,374
    Class R shares............................................................                  4,568,652       1,284,178
  Cost of shares redeemed:
    Class A shares............................................................                 (1,743,143)       (733,226)
    Class B shares............................................................                   (695,645)     (3,370,585)
    Class C shares............................................................                   (200,833)       (240,657)
    Class R shares............................................................                (10,374,220)     (9,724,649)
                                                                                            -------------    ------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions.......                 42,846,690      63,925,132
                                                                                            -------------    ------------
        Total Increase (Decrease) in Net Assets...............................                 40,625,913      74,618,395

NET ASSETS:
  Beginning of Period.........................................................                121,239,981      46,621,586
                                                                                            -------------    ------------
  End of Period...............................................................               $161,865,894     $121,239,981
                                                                                            =============    =============
Distributions in excess of investment income-net..............................               $    (38,088)    $    (24,883)
                                                                                            -------------    -------------

                       See notes to financial statements.



Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets (continued)

                                                                                                         Shares
                                                                                       ---------------------------------------
                                                                                          Six Months Ended
                                                                                           April 30, 1997      Year Ended
                                                                                            (Unaudited)     October 31, 1996
                                                                                          ----------------  ----------------

CAPITAL SHARE TRANSACTIONS:

  Class A
  -------
  Shares sold.................................................................                212,619            199,489
  Shares issued for dividends reinvested......................................                 11,606              2,890
  Shares redeemed.............................................................               (111,787)           (49,482)
                                                                                           ----------         ----------
                              Net Increase (Decrease) in Shares Outstanding...                112,438            152,897
                                                                                           ==========         ==========
  Class B
  -------
  Shares sold.................................................................                281,237            464,654
  Shares issued for dividends reinvested......................................                 14,270              2,675
  Shares redeemed.............................................................                (45,392)          (236,062)
                                                                                           ----------         ----------
                              Net Increase (Decrease) in Shares Outstanding...                250,115            231,267
                                                                                           ==========         ==========
  Class C*
  -------
  Shares sold.................................................................                39,431              39,491
  Shares issued for dividends reinvested......................................                   809                 180
  Shares redeemed.............................................................               (13,432)            (16,584)
                                                                                          ----------          ----------
                              Net Increase (Decrease) in Shares Outstanding...                26,808              23,087
                                                                                          ==========          ==========
  Class R
  -------
  Shares sold.................................................................             2,733,652           4,605,951
  Shares issued for dividends reinvested......................................               300,569              96,979
  Shares redeemed.............................................................              (668,298)           (662,887)
                                                                                          ----------          ----------
                              Net Increase (Decrease) in Shares Outstanding...             2,365,923           4,040,043
                                                                                          ==========          ==========

----------------------
* The Fund commenced selling Class C shares on April 30, 1995.

                       See notes to financial statements.


Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                Class A Shares
                                                               ----------------------------------------------------
                                                                 Six Months Ended       Year Ended October 31,
                                                                  April 30, 1997    -------------------------------
PER SHARE DATA:                                                     (Unaudited)      1996        1995    1994(1)(2)
                                                               ------------------   -------------------------------

   Net asset value, beginning of period.................             $15.13         $13.09      $10.07      $10.00
                                                                     ------         ------      ------      ------
   Investment Operations:

   Investment income (loss)--net.........................              (.03)          (.02)        .02         .01
   Net realized and unrealized gain (loss)
      on investments.....................................               .64           2.48        3.03         .06
                                                                     ------         ------     -------      ------
   Total from Investment Operations......................               .61           2.46        3.05         .07
                                                                     ------         ------     -------      ------
   Distributions:

   Dividends from investment income--net.................               --              --        (.03)        --
   Dividends from net realized gain on investments.......              (.72)          (.42)        --          --
                                                                    -------        -------     -------      ------
   Total Distributions..................................               (.72)          (.42)       (.03)        --
                                                                    -------        -------     -------      ------
   Net asset value, end of period.......................             $15.02         $15.13      $13.09      $10.07
                                                                    =======        =======     =======      ======
TOTAL INVESTMENT RETURN(3)..............................               3.95%(4)      19.22%      30.31%        .70%(4)

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets..............                .74%(4)       1.50%       1.50%        .25%(4,5)
   Ratio of net investment income (loss)
      to average net assets.............................               (.25%)(4)      (.16%)       .10%        .14%(4,5)
   Portfolio Turnover Rate..............................              18.85%(4)      49.03%      56.00%       8.00%(4)
   Average commission rate paid(6)......................             $.0302         $.0528          --          --
   Net Assets, end of period (000's Omitted)............             $5,545         $3,884      $1,359        $ 60

--------------------
(1) The Fund commenced operations and commenced selling Investor shares on September 2, 1994. Effective October 17, 1994, the Fund's Investor shares were redesignated as Class A shares.

(2) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.

(3) Exclusive of sales load.

(4) Not annualized.

(5) These ratios have been restated to reflect current year's presentation.

(6) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                       See notes to financial statements.

Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                Class B Shares
                                                                 --------------------------------------------------
                                                                      Six Months Ended       Year Ended October 31,
                                                                       April 30, 1997      ------------------------
PER SHARE DATA:                                                         (Unaudited)         1996            1995(1)
                                                                  ---------------------    ------           -------
   Net asset value, beginning of period...................               $14.95           $13.05            $ 9.49
                                                                         ------           ------            ------
   Investment Operations:

   Investment income (loss)--net...........................                (.01)            (.07)             (.03)
   Net realized and unrealized gain (loss)
      on investments.......................................                 .56             2.39              3.59
                                                                         ------           ------            ------
   Total from Investment Operations........................                 .55             2.32              3.56
                                                                         ------           ------            ------
   Distributions:

   Dividends from net realized gain on investments.........                (.72)            (.42)               --
                                                                         ------           ------            ------
   Net asset value, end of period..........................              $14.78           $14.95            $13.05
                                                                         ======           ======            ======


TOTAL INVESTMENT RETURN...................................                 3.58%(2)        18.17%            37.51%(2)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets................                 1.12%(2)         2.25%             1.95%(2)
   Ratio of net investment income (loss)
      to average net assets...............................                 (.51%)(2)        (.93%)            (.56%)(2)
   Portfolio Turnover Rate................................                18.85%(2)        49.03%            56.00%(2)
   Average commission rate paid(3)........................               $.0302           $.0528                --
   Net Assets, end of period (000's Omitted)..............               $8,275           $4,633            $1,025

-------------------
(1) The Fund commenced selling Class B shares on December 19, 1994.

(2) Not annualized.

(3) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                       See notes to financial statements.


Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                  Class C Shares
                                                           ----------------------------------------------------
                                                               Six Months Ended       Year Ended October 31,
                                                                April 30, 1997      ---------------------------
PER SHARE DATA:                                                   (Unaudited)          1996            1995(1)
                                                           ------------------------  --------        ----------
   Net asset value, beginning of period...................           $14.95           $13.04           $ 9.49
                                                                     ------           ------           ------
   Investment Operations:

   Investment income (loss)--net...........................            (.02)            (.09)             (.01)
   Net realized and unrealized gain (loss)
      on investments......................................              .58             2.42              3.56
                                                                     ------           ------           -------
   Total from Investment Operations.......................              .56             2.33              3.55
                                                                     ------           ------           -------
   Distributions:

   Dividends from net realized gain on investments........             (.72)            (.42)             --
                                                                     ------           ------           -------
   Net asset value, end of period.........................           $14.79           $14.95           $ 13.04
                                                                     ======           ======           =======


TOTAL INVESTMENT RETURN...................................             3.65%(2)        18.27%            37.41%(2)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets................             1.12%(2)         2.25%             1.14%(2)
   Ratio of net investment income (loss)
      to average net assets...............................             (.49%)(2)        (.93%)            (.33%)(2)
   Portfolio Turnover Rate................................            18.85%(2)        49.03%            56.00%(2)
   Average commission rate paid(3)........................           $.0302           $.0528               --
   Net Assets, end of period (000's Omitted)..............           $  904           $  514           $   147


------------------
(1) The Fund commenced selling Class C shares on April 30, 1995.

(2) Not annualized.

(3) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.



                       See notes to financial statements.


Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                Class R Shares
                                                                   -------------------------------------------------
                                                                   Six Months Ended       Year Ended October 31,
                                                                    April 30, 1997    ------------------------------
PER SHARE DATA:                                                      (Unaudited)      1996        1995     1994(1)(2)
                                                                   ----------------   ----        ----     ---------
   Net asset value, beginning of period.................               $15.15        $13.10      $10.07      $10.00
                                                                       ------        ------      ------      ------
   Investment Operations:

   Investment income--net................................                --             .01         .04         .02
   Net realized and unrealized gain (loss)
      on investments.....................................                 .63          2.48        3.04         .05
                                                                       ------        ------      ------      ------
   Total from Investment Operations.....................                  .63          2.49        3.08         .07
                                                                       ------        ------      ------      ------
   Distributions:

   Dividends from investment income--net.................                --            (.02)       (.05)       --
   Dividends from net realized gain on investments.......                (.72)         (.42)       --          --
                                                                       ------        ------      ------      ------
   Total Distributions...................................                (.72)         (.44)       (.05)       --
                                                                       ------        ------      ------      ------
   Net asset value, end of period........................              $15.06        $15.15      $13.10      $10.07
                                                                       ======        ======      ======     =======
TOTAL INVESTMENT RETURN..................................                4.08%(3)     19.43%      30.70%        .70%(3)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets...............                 .62%(3)      1.25%       1.25%        .21%(3,4)
   Ratio of net investment income
      to average net assets..............................                 .03%(3)       .09%        .35%        .18%(3,4)
   Portfolio Turnover Rate...............................               18.85%(3)     49.03%      56.00%       8.00%(3)
   Average commission rate paid(5).......................              $.0302        $.0528         --          --
   Net Assets, end of period (000's Omitted).............            $147,142      $112,209     $44,091     $10,747

------------------
(1) The Fund commenced operations and commenced selling Trust shares on September 2, 1994. Effective October 17, 1994, the Fund's Trust shares were redesignated as Class R shares.

(2) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.

(3) Not annualized.

(4) These ratios have been restated to reflect current year's presentation.

(5) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                       See notes to financial statements.

Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

     Dreyfus Premier Small Company Stock Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen series including the Fund. The Fund's investment objective is to consistently exceed the total return performance of the Russell 2500(TM) Stock Index while maintaining a similar level of risk. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

     On January 31, 1997, the Fund's Directors approved a change to the Fund's name, effective March 1, 1997, from "Premier Small Company Stock Fund" to "Dreyfus Premier Small Company Stock Fund."

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 168 million of $.001 par value Capital Stock. The Fund currently offers four classes of shares: Class A (27 million shares authorized), Class B (50 million shares authorized), Class C (50 million shares authorized) and Class R (41 million shares authorized). Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge and bear a distribution fee, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC") and a distribution and service fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class.

     Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

     (a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

     (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.

Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     (d) Distributions to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net, if any, are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

     (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

     (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of 1.25% of the value of the Fund' average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).

     (b) Distribution and service plan: The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Class A, B and C shares. Under the Plan, the Fund may pay annually up to .25% of the value of its average daily net assets attributable to its Class A shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, the Fund may pay the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which the Fund pays Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares

Dreyfus Premier Small Company Stock Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

bear no service or distribution fee. During the period ended April 30, 1997, the distribution fee for Class A, Class B and Class C shares were $6,375, $24,265 and $2,817, respectively. During the period ended April 30, 1997, the service fee for Class B and Class C shares were $8,088 and $939, respectively.

     Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of the majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

     (c) Director's fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 3--Securities Transactions:

     The aggregate amount of purchase and sales of investment securities, excluding short-term securities, during the period ended April 30, 1997, amounted to $61,369,417 and $26,985,742, respectively.

     At April 30, 1997, accumulated net unrealized appreciation on investments was $9,160,541, consisting of $18,836,497 gross unrealized appreciation and $9,675,956 gross unrealized depreciation.

     At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:

     The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the Facility.

Dreyfus Premier Small Company
Stock Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.

P.O. Box 9671
Providence, RI 02940


Printed in U.S.A.                 385/685/SA974